UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09491
Allianz Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297

(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8000
(Name and address of agent for service)
Registrant’s telephone number, including area code 877-833-7113
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.
ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Allianz AGIC Opportunity Fund
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.3%):
Aerospace & Defense (3.7%):
480,804	AerCap Holdings NV*	$6,043,706
114,000	Hexcel Corp.*^	2,244,660

		8,288,366

Airlines (1.4%):
59,974	Copa Holdings SA, Class A	3,166,627

Auto Components (0.9%):
136,775	Stoneridge, Inc.*^	1,999,651

Biotechnology (1.0%):
97,450	Emergent Biosolutions, Inc.*	2,354,392

Commercial Services & Supplies (3.3%):
440,049	Innerworkings, Inc.*^	3,247,562
169,767	Mobile Mini, Inc.*^	4,077,803

		7,325,365

Communications Equipment (4.1%):
184,525	Ciena Corp.*^	4,790,269
185,619	Sycamore Networks, Inc.	4,534,672

		9,324,941

Computers & Peripherals (0.7%):
129,857	Keyw Holding Corp. (The)*	1,594,644

Diversified Consumer Services (2.4%):
99,074	American Public Education*^	4,007,543
50,550	RealD, Inc.*^	1,383,048

		5,390,591

Diversified Financial Services (1.1%):
86,600	Financial Engines, Inc.*	2,386,696

Electrical Equipment (1.1%):
41,309	Polypore International, Inc.*^	2,378,572

Energy Equipment & Services (0.7%):
133,500	North American Energy Partners, Inc.*	1,646,055

Health Care Equipment & Supplies (7.1%):
112,868	Abaxis, Inc.*	3,255,113
171,660	Align Technology, Inc.*^	3,515,597
89,784	Masimo Corp.^	2,971,850
161,770	NuVasive, Inc.*^	4,096,017
45,200	ZOLL Medical Corp.*^	2,025,412

		15,863,989

Health Care Providers & Services (1.4%):
46,900	Amedisys, Inc.*^	1,641,500
80,800	ePocrates, Inc.*^	1,599,840

		3,241,340

Health Care Technology (0.8%):
21,200	Quality Systems, Inc.^	1,766,808

Hotels, Restaurants & Leisure (3.1%):
136,137	Life Time Fitness, Inc.*^	5,079,272
180,150	Shuffle Master, Inc.*^	1,924,002

		7,003,274

Household Durables (1.2%):
54,179	Tempur-Pedic International, Inc.*^	2,744,708

Internet & Catalog Retail (5.3%):
157,382	Constant Contact, Inc.*^	5,492,632
68,279	ReachLocal, Inc.*^	1,365,580
98,650	Shutterfly, Inc.*^	5,165,314

		12,023,526

Internet Software & Services (6.0%):
77,350	Ancestry.com, Inc.*^	2,742,057
134,625	BroadSoft, Inc.*^	6,420,266
84,243	VistaPrint NV	4,372,212

		13,534,535

IT Services (3.6%):
441,174	CIBER, Inc.*^	2,955,866
106,300	iSoftStone Holdings, Ltd., ADR*^	1,967,613
60,332	Syntel, Inc.	3,151,140

		8,074,619

Life Sciences Tools & Services (1.0%):
89,177	PAREXEL International Corp.*^	2,220,507

Machinery (2.3%):
98,050	Dynamic Materials Corp.	2,740,497
204,825	Wabash National Corp.*	2,371,874

		5,112,371

Metals & Mining (5.0%):
191,125	Globe Specialty Metals, Inc.	4,350,005
42,823	Haynes International, Inc.	2,374,536
264,304	Horsehead Holding Corp.*	4,506,383

		11,230,924

Oil, Gas & Consumable Fuels (12.4%):
64,075	Carrizo Oil & Gas, Inc.*	2,366,290
258,536	Comstock Resources, Inc.*^	7,999,104
227,233	Goodrich Petroleum Corp.*^	5,049,117
336,847	Petrohawk Energy Corp.*	8,266,225
291,762	Quicksilver Resources, Inc.*^	4,175,114

		27,855,850

Pharmaceuticals (3.9%):
215,586	Cardiome Pharma Corp.*	922,708
663,041	Durect Corp.*	2,386,948
303,312	POZEN, Inc.*^	1,628,785
107,200	Salix Pharmaceuticals, Inc.*^	3,755,216

		8,693,657

Professional Services (2.8%):
52,257	Corporate Executive Board Co.	2,109,615
64,287	Huron Consulting Group, Inc.*	1,780,107
129,125	Resources Connection, Inc.	2,503,734

		6,393,456

Road & Rail (3.1%):
153,397	Celadon Group, Inc.*	2,491,167
137,525	Knight Transportation, Inc.	2,647,356
137,807	Vitran Corp., Inc.*	1,941,701

		7,080,224

Semiconductors & Semiconductor Equipment (7.7%):
124,075	Inphi Corp.*^(a)	2,606,816
129,886	Netlogic Microsystems, Inc.*^	5,457,810
24,825	Power Integrations, Inc.^	951,542
143,000	Rubicon Technology, Inc.*^	3,958,240
248,714	Teradyne, Inc.*^	4,429,596

		17,404,004

Software (4.0%):
75,358	Commvault Systems, Inc.*	3,005,277
55,220	NetSuite, Inc.*^	1,605,798
162,768	Rosetta Stone, Inc.*^	2,150,165
61,275	Taleo Corp., Class A*	2,184,454

		8,945,694

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Allianz AGIC Opportunity Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Specialty Retail (1.3%):
113,050	Cabela’s, Inc., Class A*^	$2,827,381

Textiles, Apparel & Luxury Goods (2.1%):
168,575	Crocs, Inc.*	3,007,378
38,125	Steven Madden, Ltd.*^	1,789,206

		4,796,584

Thrifts & Mortgage Finance (1.8%):
453,726	MGIC Investment Corp.*^	4,033,624

Trading Companies & Distributors (1.3%):
10,862	Titan Machinery, Inc.*^	274,266
78,675	United Rentals, Inc.*^	2,618,304

		2,892,570

Transportation Infrastructure (1.7%):
70,550	CAI International, Inc.*	1,824,423
185,585	Scorpio Tankers, Inc.*	1,915,237

		3,739,660

Total Common Stocks (Cost $181,058,906)		223,335,205

Investment Company (0.9%):
2,003,831	Dreyfus Treasury Prime Cash Management, 0.00%(b)	2,003,831

Total Investment Company (Cost $2,003,831)		2,003,831

Short-Term Investment (25.4%):
$57,178,768	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	57,178,768

Total Short-Term Investment (Cost $57,178,768)		57,178,768

Total Investment Securities (Cost $240,241,505)(d)—125.6%		282,517,804
Net other assets (liabilities) — (25.6)%		(57,650,929)

Net Assets — 100.0%		$224,866,875

Percentages indicated are based on net assets as of March 31, 2011.

ADR	American Depositary Receipt

*	Non-income producing security

^	This security or a partial position of the security was on loan as of March 31, 2011. The total fair value of securities on loan as of March 31, 2011 was $55,916,463.

(a)	Security purchased on a “when-issued” basis. The cost of securities was $1,696,035.

(b)	The rate represents the effective yield at March 31, 2011.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2011 (See Notes to the Schedules of Portfolio Investments).

(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2011:

Country	Percentage
Bermuda	1.9%
Canada	2.0
Cayman Islands	0.9
Marshall Islands	0.8
Netherlands	2.7
Panama	1.4
United States	90.3

100.0%

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.3%):
Aerospace & Defense (4.8%):
256,500	Boeing Co. (The)	$18,963,045
121,500	General Dynamics Corp.	9,302,040

		28,265,085

Air Freight & Logistics (1.7%):
134,400	United Parcel Service, Inc., Class B	9,988,608

Airlines (2.0%):
787,500	Delta Air Lines, Inc.*	7,717,500
171,400	United Continental Holdings, Inc.*^	3,940,486

		11,657,986

Auto Components (1.7%):
39,900	BorgWarner, Inc.*^	3,179,631
127,300	Johnson Controls, Inc.	5,291,861
59,000	Tesla Motors, Inc.*^	1,634,300

		10,105,792

Automobiles (1.9%):
253,000	Ford Motor Co.*	3,772,230
232,700	General Motors Co.*	7,220,681

		10,992,911

Beverages (2.3%):
203,400	Coca-Cola Co. (The)	13,495,590

Biotechnology (2.9%):
60,500	Alexion Pharmaceuticals, Inc.*	5,970,140
188,200	Dendreon Corp.*^	7,044,326
88,000	Vertex Pharmaceuticals, Inc.*	4,217,840

		17,232,306

Capital Markets (0.8%):
194,900	Jefferies Group, Inc.^	4,860,806

Chemicals (1.3%):
107,800	Monsanto Co.	7,789,628

Communications Equipment (6.2%):
20,600	Acme Packet, Inc.*^	1,461,776
1,094,200	Alcatel-Lucent, SP ADR*^	6,357,302
134,200	Juniper Networks, Inc.*	5,647,136
424,300	QUALCOMM, Inc.	23,264,369

		36,730,583

Computers & Peripherals (7.7%):
108,500	Apple, Inc.*	37,806,825
163,900	NetApp, Inc.*^	7,896,702

		45,703,527

Construction & Engineering (1.2%):
94,800	Fluor Corp.	6,982,968

Diversified Financial Services (1.5%):
260,200	Moody’s Corp.^	8,823,382

Diversified Telecommunication Services (1.3%):
203,500	Verizon Communications, Inc.	7,842,890

Energy Equipment & Services (4.4%):
156,800	Halliburton Co.	7,814,912
196,300	Schlumberger, Ltd.	18,306,938

		26,121,850

Food & Staples Retailing (1.7%):
148,800	Whole Foods Market, Inc.	9,805,920

Health Care Equipment & Supplies (1.0%):
110,900	St. Jude Medical, Inc.	5,684,734

Health Care Providers & Services (3.5%):
103,700	AmerisourceBergen Corp.	4,102,372
177,600	Express Scripts, Inc.*	9,876,336
220,350	Lincare Holdings, Inc.^	6,535,581

		20,514,289

Health Care Technology (1.4%):
71,900	Cerner Corp.*^	7,995,280

Hotels, Restaurants & Leisure (4.3%):
73,500	Ctrip.com International, Ltd., SP ADR*^	3,049,515
207,200	Las Vegas Sands Corp.*	8,747,984
220,700	Starbucks Corp.	8,154,865
88,600	Starwood Hotels & Resorts Worldwide, Inc.	5,149,432

		25,101,796

Household Durables (1.2%):
89,100	Stanley Black & Decker, Inc.	6,825,060

Household Products (2.8%):
268,000	Procter & Gamble Co. (The)	16,508,800

Internet & Catalog Retail (3.3%):
78,000	Amazon.com, Inc.*	14,050,140
23,000	Netflix, Inc.*^	5,458,590

		19,508,730

Internet Software & Services (4.2%):
50,900	Baidu, Inc., SP ADR*	7,014,529
29,900	Google, Inc., Class A*	17,527,679

		24,542,208

IT Services (3.2%):
117,000	Accenture plc, Class A	6,431,490
95,300	Cognizant Technology Solutions Corp., Class A*	7,757,420
87,600	VeriFone Systems, Inc.*^	4,813,620

		19,002,530

Life Sciences Tools & Services (1.3%):
145,300	Covance, Inc.*^	7,950,816

Machinery (4.9%):
35,200	Caterpillar, Inc.	3,919,520
312,100	Danaher Corp.	16,197,990
39,100	Joy Global, Inc.	3,863,471
133,400	Terex Corp.*^	4,941,136

		28,922,117

Media (1.5%):
204,100	Walt Disney Co. (The)	8,794,669

Metals & Mining (1.0%):
110,000	Freeport-McMoRan Copper & Gold, Inc.	6,110,500

Oil, Gas & Consumable Fuels (4.7%):
177,500	Anadarko Petroleum Corp.	14,540,800
193,600	Massey Energy Co.^	13,234,496

		27,775,296

Pharmaceuticals (1.1%):
89,800	Allergan, Inc.	6,377,596

Professional Services (1.2%):
116,600	Manpower, Inc.	7,331,808

Semiconductors & Semiconductor Equipment (3.0%):
188,700	Broadcom Corp., Class A	7,431,006
708,000	Micron Technology, Inc.*	8,113,680
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
127,300	NVIDIA Corp.*	$2,349,958

		17,894,644

Software (9.9%):
204,000	Check Point Software Technologies, Ltd.*	10,414,200
184,000	Microsoft Corp.	4,666,240
526,700	Oracle Corp.	17,575,979
188,400	Red Hat, Inc.*	8,551,476
80,800	Salesforce.com, Inc.*	10,793,264
77,400	VMware, Inc., Class A*	6,311,196

		58,312,355

Specialty Retail (1.7%):
275,500	Home Depot, Inc.^	10,210,030

Wireless Telecommunication Services (0.7%):
103,600	NII Holdings, Inc.*	4,317,012

Total Common Stocks (Cost $431,463,988)		586,080,102

Investment Company (1.1%):
6,232,555	Dreyfus Treasury Prime Cash Management, 0.00%(a)	6,232,555

Total Investment Company (Cost $6,232,555)		6,232,555

Short-Term Investment (12.4%):
$73,261,490	Allianz Variable Insurance Products Securities Lending Collateral Trust(b)	73,261,490

Total Short-Term Investment (Cost $73,261,490)		73,261,490

Total Investment Securities (Cost $510,958,033)(c)—112.8%		665,574,147
Net other assets (liabilities) — (12.8)%		(75,351,851)

Net Assets — 100.0%		$590,222,296

Percentages indicated are based on net assets as of March 31, 2011.

SP ADR Sponsored American Depositary Receipt

*	Non-income producing security

^	This security or a partial position of the security was on loan as of March 31, 2011. The total fair value of securities on loan as of March 31, 2011 was $71,636,104.

(a)	The rate represents the effective yield at March 31, 2011.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2011 (See Notes to the Schedules of Portfolio Investments).

(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2011:

Country	Percentage
Cayman Islands	1.7%
France	1.1
Ireland (Republic of)	1.1
Israel	1.8
Netherlands	3.1
United States	91.2

100.0%

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.2%):
Aerospace & Defense (0.9%):
92,379	AerCap Holdings NV*	$1,161,204
1,481	L-3 Communications Holdings, Inc.	115,977

		1,277,181

Airlines (0.3%):
49,900	Delta Air Lines, Inc.*	489,020

Auto Components (1.0%):
18,100	BorgWarner, Inc.*^	1,442,389

Automobiles (0.5%):
17,200	Harley-Davidson, Inc.	730,828

Building Products (0.5%):
19,800	Owens Corning, Inc.*	712,602

Capital Markets (2.4%):
44,200	Raymond James Financial, Inc.	1,690,208
86,400	TD Ameritrade Holding Corp.	1,803,168

		3,493,376

Chemicals (4.3%):
20,800	Albemarle Corp.	1,243,216
30,100	Celanese Corp., Series A	1,335,537
13,500	International Flavor & Fragrances, Inc.	841,050
11,500	LyondellBasell Industries NV, Class A*	454,825
25,600	PPG Industries, Inc.	2,437,376

		6,312,004

Commercial Banks (6.1%):
22,035	City National Corp.	1,257,097
29,900	Comerica, Inc.	1,097,928
22,900	Cullen/Frost Bankers, Inc.^	1,351,558
146,478	Fifth Third Bancorp	2,033,115
153,903	Huntington Bancshares, Inc.	1,021,916
21,051	SVB Financial Group*^	1,198,433
45,200	Zions Bancorp^	1,042,312

		9,002,359

Communications Equipment (0.9%):
66,900	Alcatel-Lucent, SP ADR*	388,689
118,100	Brocade Communications Systems, Inc.*	726,315
41,200	Tellabs, Inc.	215,888

		1,330,892

Computers & Peripherals (1.1%):
43,800	Diebold, Inc.	1,553,148

Construction & Engineering (1.4%):
41,000	Foster Wheeler AG*	1,542,420
8,964	Jacobs Engineering Group, Inc.*	461,019

		2,003,439

Consumer Finance (2.1%):
128,068	Discover Financial Services	3,089,000

Containers & Packaging (1.3%):
63,900	Packaging Corp. of America	1,846,071

Diversified Financial Services (0.8%):
26,900	CIT Group, Inc.*	1,144,595

Diversified Telecommunication Services (0.7%):
152,500	Qwest Communications International, Inc.	1,041,575

Electric Utilities (1.8%):
41,800	American Electric Power Co., Inc.	1,468,852
31,800	Northeast Utilities	1,100,280

		2,569,132

Electrical Equipment (1.0%):
22,400	Cooper Industries plc	1,453,760

Electronic Equipment, Instruments & Components (1.9%):
35,400	Arrow Electronics, Inc.*	1,482,552
52,100	Molex, Inc.^	1,308,752

		2,791,304

Energy Equipment & Services (3.7%):
18,400	Cameron International Corp.*	1,050,640
16,200	Dresser-Rand Group, Inc.*	868,644
35,800	Noble Corp.	1,633,196
18,900	Superior Energy Services, Inc.*	774,900
47,000	Weatherford International, Ltd.*	1,062,200

		5,389,580

Food & Staples Retailing (0.8%):
52,700	Safeway, Inc.	1,240,558

Food Products (2.1%):
41,200	Dean Foods Co.*^	412,000
29,700	Hershey Co.	1,614,195
15,006	J.M. Smucker Co. (The)	1,071,278

		3,097,473

Gas Utilities (0.7%):
27,100	QEP Resources, Inc.	1,098,634

Health Care Equipment & Supplies (2.5%):
13,000	Cooper Cos., Inc. (The)	902,850
22,800	Teleflex, Inc.	1,321,944
23,300	Zimmer Holdings, Inc.*	1,410,349

		3,635,143

Health Care Providers & Services (1.3%):
31,700	Coventry Health Care, Inc.*	1,010,913
16,642	Quest Diagnostics, Inc.	960,576

		1,971,489

Hotels, Restaurants & Leisure (3.0%):
16,100	Bally Technologies, Inc.*^	609,385
14,700	Darden Restaurants, Inc.	722,211
50,563	International Game Technology	820,638
28,600	Royal Caribbean Cruises, Ltd.*	1,180,036
17,500	Starwood Hotels & Resorts Worldwide, Inc.	1,017,100

		4,349,370

Household Durables (1.4%):
62,300	D.R. Horton, Inc.	725,795
17,500	Stanley Black & Decker, Inc.	1,340,500

		2,066,295

Household Products (0.5%):
11,000	Clorox Co. (The)^	770,770

Independent Power Producers & Energy Traders (0.5%):
56,469	AES Corp. (The)*	734,097

Insurance (4.8%):
11,400	ACE, Ltd.	737,580
34,500	Axis Capital Holdings, Ltd.	1,204,740
67,805	Lincoln National Corp.	2,036,862
31,900	Reinsurance Group of America, Inc.	2,002,682
45,535	XL Group plc	1,120,161

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Insurance, continued
		7,102,025

Internet & Catalog Retail (0.8%):
68,700	Liberty Media Corp. — Interactive, Class A*	$1,101,948

Leisure Equipment & Products (1.3%):
16,200	Brunswick Corp.	411,966
16,000	Hasbro, Inc.	749,440
29,800	Mattel, Inc.	742,914

		1,904,320

Life Sciences Tools & Services (1.4%):
27,900	Agilent Technologies, Inc.*	1,249,362
4,500	Mettler-Toledo International, Inc.*	774,000

		2,023,362

Machinery (4.9%):
16,400	AGCO Corp.*	901,508
22,500	Babcock & Wilcox Co. (The)*	751,050
20,000	Crane Co.	968,600
19,100	Kennametal, Inc.	744,900
11,600	Navistar International Corp.*	804,228
20,300	Oshkosh Corp.*	718,214
24,700	Parker Hannifin Corp.	2,338,596

		7,227,096

Media (2.1%):
66,500	CBS Corp., Class B	1,665,160
58,000	DISH Network Corp., Class A*	1,412,880

		3,078,040

Metals & Mining (0.5%):
13,800	United States Steel Corp.^	744,372

Multi-Utilities (7.2%):
75,900	CMS Energy Corp.^	1,490,676
35,800	PG&E Corp.	1,581,644
35,600	Public Service Enterprise Group, Inc.	1,121,756
45,100	Sempra Energy	2,412,850
69,600	Wisconsin Energy Corp.	2,122,800
79,100	Xcel Energy, Inc.	1,889,699

		10,619,425

Multiline Retail (0.5%):
30,700	Macy’s, Inc.	744,782

Oil, Gas & Consumable Fuels (8.0%):
36,000	Cabot Oil & Gas Corp.	1,906,920
59,400	El Paso Corp.	1,069,200
24,700	Ensco plc, SP ADR^	1,428,648
21,700	Frontier Oil Corp.^	636,244
14,900	Murphy Oil Corp.	1,093,958
34,651	Peabody Energy Corp.	2,493,486
92,000	Spectra Energy Corp.	2,500,560
19,800	Tesoro Corp.*	531,234

		11,660,250

Personal Products (0.8%):
44,000	Avon Products, Inc.	1,189,760

Pharmaceuticals (1.4%):
13,400	Hospira, Inc.*	739,680
23,500	Watson Pharmaceuticals, Inc.*	1,316,235

		2,055,915

Professional Services (0.9%):
20,900	Manpower, Inc.	1,314,192

Real Estate Investment Trusts (REITs) (8.2%):
14,400	Alexandria Real Estate Equities, Inc.^	1,122,768
16,300	Boston Properties, Inc.	1,546,055
36,400	Equity Residential Property Trust	2,053,324
21,728	General Growth Properties, Inc.	336,349
81,423	Host Hotels & Resorts, Inc.	1,433,859
67,700	ProLogis Trust	1,081,846
28,800	Rayonier, Inc.	1,794,528
24,300	Taubman Centers, Inc.	1,301,994
54,285	Weyerhaeuser Co.	1,335,411

		12,006,134

Real Estate Management & Development (0.7%):
40,700	CB Richard Ellis Group, Inc., Class A*	1,086,690

Road & Rail (1.6%):
22,672	Con-way, Inc.	890,783
95,300	Hertz Global Holdings, Inc.*^	1,489,539

		2,380,322

Semiconductors & Semiconductor Equipment (1.8%):
93,400	Advanced Micro Devices, Inc.*^	803,240
49,000	Atmel Corp.*	667,870
23,300	Avago Technologies, Ltd.	724,630
9,100	Varian Semiconductor Equipment Associates, Inc.*	442,897

		2,638,637

Software (1.6%):
29,400	Autodesk, Inc.*	1,296,834
54,300	Nuance Communications, Inc.*^	1,062,108

		2,358,942

Specialty Retail (1.5%):
56,200	Foot Locker, Inc.	1,108,264
31,600	Limited Brands, Inc.	1,039,008

		2,147,272

Thrifts & Mortgage Finance (0.7%):
38,619	MGIC Investment Corp.*^	343,323
56,200	People’s United Financial, Inc.^	706,996

		1,050,319

Total Common Stocks (Cost $105,630,627)		141,069,887

Investment Company (3.5%):
5,120,633	Dreyfus Treasury Prime Cash Management, 0.00%(a)	5,120,633

Total Investment Company (Cost $5,120,633)		5,120,633

Short-Term Investment (12.0%):
$17,690,025	Allianz Variable Insurance Products Securities Lending Collateral Trust(b)	17,690,025

Total Short-Term Investment (Cost $17,690,025)		17,690,025

Total Investment Securities (Cost $128,441,285)(c)—111.7%		163,880,545
Net other assets (liabilities) — (11.7)%		(17,203,858)

Net Assets — 100.0%		$146,676,687

Percentages indicated are based on net assets as of March 31, 2011.

SP ADR	Sponsored American Depositary Receipt

^	This security or a partial position of the security was on loan as of March 31, 2011. The total fair value of securities on loan as of March 31, 2011 was $17,157,283.

*	Non-income producing security

(a)	The rate represents the effective yield at March 31, 2011.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2011 (See Notes to the Schedules of Portfolio Investments).

(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2011:

Country	Percentage
Bermuda	1.9
France	0.3
Ireland (Republic of)	1.8
Liberia	0.8
Netherlands	1.1
Singapore	0.5
Switzerland	2.3
United Kingdom	1.0
United States	90.3

100.0%

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.0%):
Aerospace & Defense (1.1%):
24,000	AAR Corp.*	$665,280
27,715	Ceradyne, Inc.*	1,249,392

		1,914,672

Building Products (0.8%):
11,330	Ameron International Corp.	790,721
17,463	Universal Forest Products, Inc.	640,019

		1,430,740

Capital Markets (2.1%):
146,324	GFI Group, Inc.^	734,547
48,915	Investment Technology Group, Inc.*	889,764
87,960	Knight Capital Group, Inc., Class A*^	1,178,664
21,531	Piper Jaffray Cos., Inc.*^	892,029

		3,695,004

Chemicals (2.4%):
38,210	Chemtura Corp.*	657,212
46,200	H.B. Fuller Co.	992,376
12,940	Minerals Technologies, Inc.	886,649
49,117	OM Group, Inc.*^	1,794,735

		4,330,972

Commercial Banks (6.8%):
60,512	Ameris Bancorp*^	614,802
16,930	BancFirst Corp.^	722,572
44,480	BancTrust Financial Group, Inc.*	109,421
34,735	Bryn Mawr Bank Corp.	714,499
41,510	Chemical Financial Corp.^	827,294
44,000	Columbia Banking System, Inc.^	843,480
27,030	Community Trust Bancorp, Inc.	747,920
5,848	First Citizens BancShares, Inc., Class A	1,172,992
142,897	First Commonwealth Financial Corp.^	978,845
30,140	First Financial Corp.	1,001,854
211	First National Bank Alaska	374,525
24,312	Hancock Holding Co.^	798,406
43,709	Investors Bancorp, Inc.*	650,827
27,077	Merchants Bancshares, Inc.^	716,999
40,290	Northfield Bancorp, Inc.^	556,002
32,143	Northrim BanCorp, Inc.	613,610
183,692	West Coast Bancorp*	637,411

		12,081,459

Commercial Services & Supplies (2.0%):
26,390	ABM Industries, Inc.	670,042
13,961	Consolidated Graphics, Inc.*^	762,690
29,767	Ennis, Inc.^	506,932
20,909	G & K Services, Inc., Class A	695,224
12,020	United Stationers, Inc.^	854,021

		3,488,909

Communications Equipment (1.8%):
31,500	Anaren, Inc.*	633,150
19,894	Bel Fuse, Inc., Class B^	437,867
19,852	Black Box Corp.^	697,798
13,801	Plantronics, Inc.	505,392
77,175	Symmetricom, Inc.*	473,083
60,300	Tekelec*^	489,636

		3,236,926

Construction & Engineering (2.7%):
43,386	Comfort Systems USA, Inc.	610,441
59,673	Dycom Industries, Inc.*	1,034,730
18,855	Emcor Group, Inc.*	583,939
11,766	KBR, Inc.	444,402
33,056	KHD Humboldt Wedag International AG*	339,615
20,190	Layne Christensen Co.*^	696,555
59,063	Pike Electric Corp.*^	562,280
35,568	Sterling Construction Co., Inc.*	600,388

		4,872,350

Consumer Finance (0.7%):
26,629	Cash America International, Inc.^	1,226,265

Containers & Packaging (2.1%):
9,733	Greif, Inc., Class A	636,636
25,010	Greif, Inc., Class B	1,540,616
22,796	Packaging Corp. of America	658,576
22,320	Silgan Holdings, Inc.	851,285

		3,687,113

Diversified Consumer Services (0.6%):
28,295	Lincoln Educational Services Corp.	449,608
36,134	Regis Corp.	641,017

		1,090,625

Diversified Financial Services (1.0%):
37,469	INTL FCStone, Inc.*	952,462
43,043	Medallion Financial Corp.	378,348
13,157	PICO Holdings, Inc.*	395,499

		1,726,309

Diversified Telecommunication Services (1.0%):
52,580	Cbeyond, Inc.*^	613,609
42,721	Neutral Tandem, Inc.*^	630,135
32,029	Warwick Valley Telephone Co.	481,716

		1,725,460

Electric Utilities (1.0%):
25,008	ALLETE, Inc.	974,562
20,340	MGE Energy, Inc.^	823,566

		1,798,128

Electrical Equipment (2.1%):
11,872	A.O. Smith Corp.	526,404
17,880	Belden CDT, Inc.	671,394
16,950	Brady Corp., Class A	604,946
369,586	Broadwind Energy, Inc.*^	484,158
37,718	GrafTech International, Ltd.*^	778,122
15,570	Powell Industries, Inc.*^	614,081

		3,679,105

Electronic Equipment, Instruments & Components (3.7%):
13,775	Anixter International, Inc.	962,735
47,265	Benchmark Electronics, Inc.*	896,617
67,042	Brightpoint, Inc.*	726,735
50,493	CTS Corp.^	545,324
33,395	Electro Scientific Industries, Inc.*	579,737
14,896	LittlelFuse, Inc.	850,562
48,879	Methode Electronics, Inc.	590,458
17,058	MTS Systems Corp.	776,992
97,885	Nam Tai Electronics, Inc.	630,380

		6,559,540

Energy Equipment & Services (3.2%):
114,100	Cal Dive International, Inc.*	796,418
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Energy Equipment & Services, continued
34,747	Gulf Island Fabrication, Inc.	$1,117,811
48,295	Matrix Service Co.*	671,300
28,027	Patterson-UTI Energy, Inc.	823,714
74,049	TGC Industries, Inc.*^	575,361
12,912	Tidewater, Inc.^	772,783
85,408	Union Drilling, Inc.*	875,432

		5,632,819

Food & Staples Retailing (1.3%):
18,280	Andersons, Inc. (The)	890,601
21,032	Ruddick Corp.^	811,625
35,682	Spartan Stores, Inc.^	527,737

		2,229,963

Food Products (0.7%):
44,980	Fresh Del Monte Produce, Inc.	1,174,428

Gas Utilities (0.5%):
22,356	Laclede Group, Inc. (The)	851,764

Health Care Equipment & Supplies (3.1%):
9,380	Analogic Corp.	530,439
35,449	AngioDynamics, Inc.*	535,989
31,344	Cantel Medical Corp.	807,108
13,792	ICU Medical, Inc.*	603,814
24,597	Kensey Nash Corp.*^	612,711
55,026	Medical Action Industries, Inc.*	462,218
14,018	Orthofix International NV*	455,024
39,752	Quidel Corp.*^	475,434
53,366	Symmetry Medical, Inc.*^	522,987
14,418	Young Innovations, Inc.	452,725

		5,458,449

Health Care Providers & Services (4.4%):
32,247	AmSurg Corp.*	820,364
23,730	Centene Corp.*	782,615
46,196	Healthspring, Inc.*	1,726,344
46,468	Kindred Healthcare, Inc.*^	1,109,656
15,960	Magellan Health Services, Inc.*	783,317
56,806	MedCath Corp.*	792,444
21,618	Owens & Minor, Inc.	702,153
25,870	Triple-S Management Corp., Class B*	532,404
26,350	U.S. Physical Therapy, Inc.	588,659

		7,837,956

Hotels, Restaurants & Leisure (1.8%):
65,240	Benihana, Inc., Class A*	551,278
25,172	Bob Evans Farms, Inc.^	820,607
44,044	Chesapeake Lodging Trust	766,806
10,900	P.F. Chang’s China Bistro, Inc.^	503,471
22,234	Red Robin Gourmet Burgers*^	598,095

		3,240,257

Household Durables (1.0%):
25,415	American Greetings Corp., Class A^	599,794
14,447	Cavco Industries, Inc.*^	652,427
28,445	CSS Industries, Inc.^	536,188

		1,788,409

Household Products (0.4%):
26,400	Aaron’s, Inc.*^	669,504

Insurance (8.1%):
8,970	Allied World Assurance Co. Holdings, Ltd.	562,329
38,370	American Safety Insurance Holdings, Ltd.*	822,269
24,500	Argo Group International Holdings, Ltd.	809,480
26,189	Baldwin & Lyons, Inc., Class B^	613,346
35,350	CNA Surety Corp.*	892,941
70,668	eHealth, Inc.*^	939,884
29,351	EMC Insurance Group, Inc.^	728,785
29,746	FBL Financial Group, Inc., Class A	913,797
78,957	Global Indemnity plc*	1,735,475
15,245	Hanover Insurance Group, Inc. (The)	689,836
15,340	Harleysville Group, Inc.^	508,214
57,911	Horace Mann Educators Corp.	972,905
3,350	National Western Life Insurance Co., Class A^	543,538
21,397	Navigators Group, Inc.*	1,101,946
22,510	Safety Insurance Group, Inc.^	1,037,936
44,428	Stewart Information Services Corp.^	465,606
47,743	United Fire & Casualty Co.	964,886

		14,303,173

Internet Software & Services (1.2%):
62,600	InfoSpace, Inc.*	542,116
13,894	j2 Global Communications, Inc.*	410,012
94,241	United Online, Inc.^	594,189
36,900	ValueClick, Inc.*^	533,574

		2,079,891

IT Services (2.9%):
34,956	Acxiom Corp.*	501,619
16,124	CACI International, Inc., Class A*^	988,724
31,710	CSG Systems International, Inc.*	632,297
181,466	Global Cash Access Holdings, Inc.*	593,394
8,880	Maximus, Inc.^	720,789
243,064	MoneyGram International, Inc.*^	833,709
46,460	TeleTech Holdings, Inc.*^	900,395

		5,170,927

Leisure Equipment & Products (0.4%):
39,572	JAKKS Pacific, Inc.*^	765,718

Machinery (4.1%):
18,306	Astec Industries, Inc.*^	682,631
16,889	CIRCOR International, Inc.	794,121
21,485	Enpro Industries, Inc.*	780,335
19,052	Freightcar America, Inc.*^	619,380
18,101	Harsco Corp.^	638,784
32,386	Kadant, Inc.*^	848,189
15,910	L.B. Foster Co., Class A^	685,880
26,608	Mueller Industries, Inc.	974,385
25,347	Robbins & Myers, Inc.^	1,165,709

		7,189,414

Marine (0.8%):
42,920	Diana Shipping, Inc.	508,173
33,740	Nordic American Tanker Shipping, Ltd.^	838,101

		1,346,274

Metals & Mining (2.3%):
17,579	Haynes International, Inc.	974,755
27,079	Olympic Steel, Inc.^	888,462
23,798	RTI International Metals, Inc.*^	741,308
59,190	Terra Nova Royalty Corp.^	509,626
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Metals & Mining, continued
76,190	Thompson Creek Metals Co., Inc.*	$955,423

		4,069,574

Multi-Utilities (1.4%):
42,197	Avista Corp.^	976,017
14,863	CH Energy Group, Inc.	751,176
22,338	NorthWestern Corp.^	676,841

		2,404,034

Oil, Gas & Consumable Fuels (4.9%):
18,810	Berry Petroleum Co., Class A	948,965
21,320	Bill Barrett Corp.*^	850,881
16,600	Holly Corp.^	1,008,616
92,768	International Coal Group, Inc.*^	1,048,279
31,630	James River Coal Co.*^	764,497
41,686	Stone Energy Corp.*	1,391,062
26,877	Swift Energy Co.*	1,147,110
86,516	VAALCO Energy, Inc.*^	671,364
21,040	World Fuel Services Corp.^	854,434

		8,685,208

Paper & Forest Products (0.3%):
82,731	Wausau Paper Corp.^	632,065

Pharmaceuticals (1.2%):
15,920	Impax Laboratories, Inc.*^	405,164
33,930	Medicis Pharmaceutical Corp., Class A^	1,087,117
31,600	ViroPharma, Inc.*^	628,840

		2,121,121

Professional Services (1.3%):
30,967	CDI Corp.	458,002
15,988	FTI Consulting, Inc.*^	612,820
31,759	Korn/Ferry International*^	707,273
53,636	Navigant Consulting, Inc.*	535,824

		2,313,919

Real Estate Investment Trusts (REITs) (4.9%):
144,810	DCT Industrial Trust, Inc.^	803,695
90,856	DiamondRock Hospitality, Co.	1,014,862
46,028	Franklin Street Properties Corp.^	647,614
20,460	Getty Realty Corp.^	468,125
15,848	National Health Investors, Inc.^	759,436
31,517	Potlatch Corp.^	1,266,983
45,510	Starwood Property Trust, Inc.^	1,014,873
53,266	Sunstone Hotel Investors, Inc.*	542,781
44,621	Terreno Realty Corp.*	768,820
16,880	Universal Health Realty Income Trust	684,146
35,932	Urstadt Biddle Properties, Inc., Class A^	683,427

		8,654,762

Real Estate Management & Development (0.3%):
28,014	Avatar Holdings, Inc.*	554,397

Road & Rail (1.3%):
27,352	Heartland Express, Inc.^	480,301
12,817	Ryder System, Inc.	648,540
43,146	Werner Enterprises, Inc.^	1,142,075

		2,270,916

Semiconductors & Semiconductor Equipment (2.3%):
69,880	Amkor Technology, Inc.*^	470,991
28,170	ATMI, Inc.*	531,850
77,270	Entegris, Inc.*^	677,658
79,820	Integrated Device Technology, Inc.*^	588,273
19,470	MKS Instruments, Inc.^	648,351
28,449	Tessera Technologies, Inc.*	519,479
12,230	Varian Semiconductor Equipment Associates, Inc.*^	595,234

		4,031,836

Software (1.7%):
49,966	Compuware Corp.*	577,107
13,280	Jack Henry & Associates, Inc.	450,059
45,854	Monotype Imaging Holdings, Inc.*	664,883
23,355	Parametric Technology Corp.*	525,254
28,700	Progress Software Corp.*^	834,883

		3,052,186

Specialty Retail (4.6%):
22,382	America’s Car-Mart, Inc.*^	577,008
42,645	Finish Line, Inc. (The), Class A	846,503
45,240	Foot Locker, Inc.	892,133
34,966	GameStop Corp., Class A*^	787,434
44,730	Jones Group, Inc. (The)^	615,038
28,067	Men’s Wearhouse, Inc. (The)	759,493
45,180	OfficeMax, Inc.*^	584,629
168,971	Pacific Sunwear of California, Inc.*^	609,985
43,361	Rent-A-Center, Inc.^	1,513,733
32,098	Shoe Carnival, Inc.*	900,349

		8,086,305

Textiles, Apparel & Luxury Goods (0.6%):
42,981	Movado Group, Inc.*^	630,961
9,530	UniFirst Corp.	505,185

		1,136,146

Thrifts & Mortgage Finance (4.4%):
152,525	Bank Mutual Corp.^	645,181
80,326	BankFinancial Corp.	738,196
93,560	Beneficial Mutual Bancorp, Inc.*^	806,487
95,456	Brookline Bancorp, Inc.	1,005,152
48,232	Clifton Savings Bancorp, Inc.^	572,514
42,387	ESSA Bancorp, Inc.	559,508
66,499	Home Federal Bancorp, Inc.^	783,358
91,621	TrustCo Bank Corp.	543,313
36,391	United Financial Bancorp, Inc.	600,815
50,339	Washington Federal, Inc.^	872,878
83,900	Westfield Financial, Inc.	760,134

		7,887,536

Trading Companies & Distributors (0.9%):
20,322	Applied Industrial Technologies, Inc.	675,910
24,160	Kaman Corp., Class A^	850,432

		1,526,342

Wireless Telecommunication Services (0.8%):
47,497	NTELOS Holdings Corp.	874,420
34,971	Shenandoah Telecommunications Co.^	631,576

		1,505,996

Total Common Stocks (Cost $139,709,876)		175,214,866

Investment Company (0.8%):
1,385,940	Dreyfus Treasury Prime Cash Management, 0.00%(a)	1,385,940

Total Investment Company (Cost $1,385,940)		1,385,940

Short-Term Investment (20.4%):
$36,046,973	Allianz Variable Insurance Products Securities Lending Collateral Trust(b)	36,046,973

Total Short-Term Investment (Cost $36,046,973)		36,046,973

Total Investment Securities (Cost $177,142,789)(c)—120.2%		212,647,779

Net other assets (liabilities) — (20.2)%		(35,665,056)

Net Assets — 100.0%		$176,982,723

Percentages indicated are based on net assets as of March 31, 2011.

*	Non-income producing security

^	This security or a partial position of the security was on loan as of March 31, 2011. The total fair value of securities on loan as of March 31, 2011 was $35,181,818.

(a)	The rate represents the effective yield at March 31, 2011.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2011 (See Notes to the Schedules of Portfolio Investments).

(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis New York Venture Fund (formerly AZL Davis NY Venture Fund)
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.2%):
Aerospace & Defense (0.7%):
38,450	Lockheed Martin Corp.^	$3,091,380

Automobiles (1.2%):
126,190	Harley-Davidson, Inc.	5,361,813

Beverages (4.3%):
129,250	Coca-Cola Co. (The)	8,575,738
56,110	Diageo plc, SP ADR	4,276,704
117,746	Heineken Holding NV	5,665,009

		18,517,451

Capital Markets (6.9%):
69,630	Ameriprise Financial, Inc.	4,253,000
578,850	Bank of New York Mellon Corp.	17,290,249
14,000	Charles Schwab Corp. (The)	252,420
52,650	GAM Holding, Ltd.*	1,000,716
13,870	Goldman Sachs Group, Inc.	2,197,979
112,550	Julius Baer Group, Ltd.	4,887,142

		29,881,506

Chemicals (3.1%):
23,490	Air Products & Chemicals, Inc.	2,118,328
85,320	Monsanto Co.	6,165,223
56,196	Potash Corp. of Saskatchewan, Inc.	3,311,631
16,900	Praxair, Inc.	1,717,040

		13,312,222

Commercial Banks (4.5%):
613,476	Wells Fargo & Co.	19,447,189

Commercial Services & Supplies (1.7%):
237,880	Iron Mountain, Inc.^	7,428,992

Computers & Peripherals (0.8%):
86,520	Hewlett-Packard Co.	3,544,724

Construction Materials (0.9%):
30,640	Martin Marietta Materials, Inc.^	2,747,489
27,430	Vulcan Materials Co.^	1,250,808

		3,998,297

Consumer Finance (4.3%):
411,340	American Express Co.	18,592,568

Containers & Packaging (1.9%):
314,480	Sealed Air Corp.	8,384,037

Diversified Financial Services (0.5%):
21,614	Bank of America Corp.	288,115
14,336	JPMorgan Chase & Co.	660,889
33,070	Moody’s Corp.^	1,121,404

		2,070,408

Energy Equipment & Services (0.9%):
11,100	Schlumberger, Ltd.	1,035,186
37,759	Transocean, Ltd.*	2,943,314

		3,978,500

Food & Staples Retailing (7.5%):
253,020	Costco Wholesale Corp.	18,551,426
416,389	CVS Caremark Corp.	14,290,471

		32,841,897

Food Products (1.3%):
73,100	Kraft Foods, Inc., Class A	2,292,416
21,440	Nestle SA	1,230,623
64,950	Unilever NV, NYS	2,036,832

		5,559,871

Health Care Equipment & Supplies (1.7%):
69,000	Baxter International, Inc.	3,710,130
45,190	Becton Dickinson & Co.	3,598,028

		7,308,158

Health Care Providers & Services (1.9%):
152,120	Express Scripts, Inc.*	8,459,393

Household Durables (0.2%):
14,272	Hunter Douglas NV	728,056

Household Products (1.3%):
90,850	Procter & Gamble Co. (The)	5,596,360

Industrial Conglomerates (0.7%):
67,240	Tyco International, Ltd.	3,010,335

Insurance (10.1%):
34,100	ACE, Ltd.	2,206,270
9,080	Aon Corp.	480,877
73	Berkshire Hathaway, Inc., Class A*	9,146,900
14,240	Everest Re Group, Ltd.	1,255,683
6,000	Fairfax Financial Holdings, Ltd.(a)^	2,267,530
311,550	Loews Corp.	13,424,690
1,100	Markel Corp.*	455,895
504,510	Progressive Corp. (The)	10,660,296
80,498	Transatlantic Holdings, Inc.	3,917,838

		43,815,979

Internet & Catalog Retail (0.6%):
60,790	Expedia, Inc.^	1,377,502
76,160	Liberty Media Corp. — Interactive, Class A*	1,221,606

		2,599,108

Internet Software & Services (0.9%):
7,020	Google, Inc., Class A*	4,115,194

IT Services (0.2%):
14,090	Visa, Inc., Class A	1,037,306

Life Sciences Tools & Services (1.0%):
94,990	Agilent Technologies, Inc.*	4,253,652

Marine (0.9%):
852,300	China Shipping Development Co., Ltd., Share H	962,480
22,070	Kuehne & Nagel International AG, Registered Shares	3,088,628

		4,051,108

Media (0.5%):
40,900	Grupo Televisa SA, SP ADR*	1,003,277
6,086	Liberty Media-Starz, Series A*	472,273
17,320	Walt Disney Co. (The)	746,319

		2,221,869

Metals & Mining (1.1%):
56,850	BHP Billiton plc	2,253,263
36,815	Rio Tinto plc	2,597,277

		4,850,540

Oil, Gas & Consumable Fuels (16.0%):
283,220	Canadian Natural Resources, Ltd.	13,999,565
1,825,700	China Coal Energy Co., Share H	2,483,426
178,680	Devon Energy Corp.	16,397,464
142,610	EOG Resources, Inc.	16,900,711
164,750	Occidental Petroleum Corp.	17,214,727
Oil, Gas & Consumable Fuels, continued
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis New York Venture Fund (formerly AZL Davis NY Venture Fund)
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
235,660	OGX Petroleo e Gas Participacoes SA*	$2,826,071

		69,821,964

Paper & Forest Products (1.7%):
277,630	Sino-Forest Corp., Class A*^(a)	7,247,255

Personal Products (0.2%):
24,990	Natura Cosmeticos SA	704,265

Pharmaceuticals (7.8%):
155,140	Johnson & Johnson Co.	9,192,045
364,502	Merck & Co., Inc.	12,032,211
278,850	Pfizer, Inc.	5,663,444
50,200	Roche Holding AG	7,172,983

		34,060,683

Real Estate Management & Development (1.1%):
53,560	Brookfield Asset Management, Inc., Class A	1,738,558
486,800	Hang Lung Group, Ltd.	3,016,550

		4,755,108

Semiconductors & Semiconductor Equipment (1.9%):
236,800	Texas Instruments, Inc.	8,183,808

Software (1.6%):
177,250	Activision Blizzard, Inc.	1,944,433
206,490	Microsoft Corp.	5,236,586

		7,181,019

Specialty Retail (2.5%):
153,610	Bed Bath & Beyond, Inc.*	7,414,755
106,810	CarMax, Inc.*	3,428,601

		10,843,356

Tobacco (1.1%):
75,910	Philip Morris International, Inc.	4,981,973

Transportation Infrastructure (1.2%):
1,107,728	China Merchants Holdings International Co., Ltd.	4,666,166
83,490	LLX Logistica SA*	256,829
95,490	PortX Operacoes Portuarias SA*	224,696

		5,147,691

Wireless Telecommunication Services (0.5%):
40,800	America Movil, SAB de C.V., SP ADR, Series L	2,370,480

Total Common Stocks (Cost $273,503,057)		423,355,515

Convertible Bond (0.1%):
Paper & Forest Products (0.1%):
$488,000	Sino-Forest Corp., 5.00%, 8/1/13(b)	686,250

Total Convertible Bond (Cost $488,000)		686,250

Investment Company (2.7%):
11,610,589	Dreyfus Treasury Prime Cash Management, 0.00%(c)	11,610,589

Total Investment Company (Cost $11,610,589)		11,610,589

Short-Term Investment (2.9%):
$12,668,412	Allianz Variable Insurance Products Securities Lending Collateral Trust (d)	12,668,412

Total Short-Term Investment (Cost $12,668,412)		12,668,412

Total Investment Securities (Cost $298,270,058)(e)—102.9%		448,320,766
Net other assets (liabilities) — (2.9)%		(12,764,371)

Net Assets — 100.0%		$435,556,395

Percentages indicated are based on net assets as of March 31, 2011.

NYS	New York Shares

SP ADR	Sponsored American Depositary Receipt

*	Non-income producing security

^	This security or a partial position of the security was on loan as of March 31, 2011. The total fair value of securities on loan as of March 31, 2011 was $12,358,945.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2011, these securities represent 0.2% of the net assets of the Fund.

(c)	The rate represents the effective yield at March 31, 2011.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2011 (See Notes to the Schedules of Portfolio Investments).

(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2011:

Country	Percentage
Bermuda	0.3%
Brazil	0.9
Canada	6.5
China	0.8
Hong Kong	1.8
Mexico	0.8
Netherlands	2.2
Switzerland	5.9
United Kingdom	2.1
United States	78.7

100.0%

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.3%):
Auto Components (0.7%):
32,320	Johnson Controls, Inc.	$1,343,542

Beverages (2.5%):
43,105	Dr Pepper Snapple Group, Inc.	1,601,782
52,650	PepsiCo, Inc.	3,391,186

		4,992,968

Biotechnology (2.4%):
13,090	Alexion Pharmaceuticals, Inc.*	1,291,721
18,750	Amgen, Inc.*	1,002,188
30,200	Dendreon Corp.*	1,130,386
28,000	Vertex Pharmaceuticals, Inc.*	1,342,040

		4,766,335

Building Products (0.8%):
42,960	Owens Corning, Inc.*	1,546,130

Capital Markets (1.5%):
84,410	Charles Schwab Corp. (The)	1,521,912
114,120	Janus Capital Group, Inc.	1,423,077

		2,944,989

Chemicals (2.1%):
23,570	Air Products & Chemicals, Inc.	2,125,543
26,830	Mosaic Co. (The)	2,112,862

		4,238,405

Communications Equipment (4.3%):
208,820	Alcatel-Lucent, SP ADR*	1,213,244
43,550	Motorola Mobility Holdings, Inc.*	1,062,620
118,080	QUALCOMM, Inc.	6,474,327

		8,750,191

Computers & Peripherals (6.7%):
31,288	Apple, Inc.*	10,902,303
53,960	NetApp, Inc.*	2,599,793

		13,502,096

Consumer Finance (0.9%):
33,260	Capital One Financial Corp.	1,728,190

Containers & Packaging (0.8%):
40,691	Crown Holdings, Inc.*	1,569,859

Electrical Equipment (1.4%):
43,530	Cooper Industries plc	2,825,097

Electronic Equipment, Instruments & Components (2.0%):
95,680	Corning, Inc.	1,973,878
39,450	Trimble Navigation, Ltd.*	1,993,803

		3,967,681

Energy Equipment & Services (4.4%):
32,900	Cameron International Corp.*	1,878,590
39,730	Halliburton Co.	1,980,143
53,580	Schlumberger, Ltd.	4,996,871

		8,855,604

Food & Staples Retailing (2.2%):
57,090	Walgreen Co.	2,291,593
33,460	Whole Foods Market, Inc.	2,205,014

		4,496,607

Food Products (0.8%):
55,080	Kraft Foods, Inc., Class A	1,727,309

Health Care Equipment & Supplies (2.0%):
40,940	Covidien plc*	2,126,424
37,250	St. Jude Medical, Inc.	1,909,435

		4,035,859

Health Care Providers & Services (1.4%):
33,150	HCA Holdings, Inc.*	1,122,791
20,590	McKesson HBOC, Inc.	1,627,639

		2,750,430

Health Care Technology (0.5%):
50,070	Allscripts Healthcare Solutions, Inc.*	1,050,969

Hotels, Restaurants & Leisure (0.6%):
33,764	Carnival Corp.	1,295,187

Household Durables (1.9%):
109,220	Newell Rubbermaid, Inc.	2,089,379
21,830	Stanley Black & Decker, Inc.	1,672,178

		3,761,557

Household Products (1.3%):
14,410	Energizer Holdings, Inc.*	1,025,416
26,180	Procter & Gamble Co. (The)	1,612,688

		2,638,104

Industrial Conglomerates (1.5%):
150,710	General Electric Co.	3,021,735

Insurance (0.9%):
66,730	Hartford Financial Services Group, Inc. (The)	1,797,039

Internet & Catalog Retail (3.2%):
17,060	Amazon.com, Inc.*	3,073,018
7,350	Netflix, Inc.*	1,744,375
3,320	Priceline.com, Inc.*	1,681,381

		6,498,774

Internet Software & Services (3.0%):
10,447	Google, Inc., Class A*	6,124,136

IT Services (5.5%):
41,370	International Business Machines Corp.	6,746,206
70,160	Paychex, Inc.	2,200,218
42,176	Teradata Corp.*	2,138,323

		11,084,747

Life Sciences Tools & Services (1.2%):
31,850	Agilent Technologies, Inc.*	1,426,243
14,820	Illumina, Inc.*	1,038,437

		2,464,680

Machinery (8.9%):
57,050	Caterpillar, Inc.	6,352,517
25,140	Cummins, Inc.	2,755,847
35,332	Dover Corp.	2,322,726
51,360	Eaton Corp.	2,847,398
74,650	Ingersoll-Rand plc	3,606,342

		17,884,830

Media (3.3%):
49,590	DIRECTV Group, Inc. (The), Class A*	2,320,812
39,720	Omnicom Group, Inc.	1,948,663
55,320	Walt Disney Co. (The)	2,383,739

		6,653,214

Metals & Mining (1.2%):
43,400	Freeport-McMoRan Copper & Gold, Inc.	2,410,870

Multiline Retail (2.3%):
91,880	Macy’s, Inc.	2,229,009
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Multiline Retail, continued
55,720	Nordstrom, Inc.	$2,500,713

		4,729,722

Oil, Gas & Consumable Fuels (7.6%):
4,050	Chevron Corp.	435,091
22,800	Ensco plc, SP ADR	1,318,752
135,990	Exxon Mobil Corp.	11,440,839
19,390	Occidental Petroleum Corp.	2,026,061

		15,220,743

Pharmaceuticals (3.1%):
17,970	Allergan, Inc.	1,276,230
19,270	Hospira, Inc.*	1,063,704
79,104	Pfizer, Inc.	1,606,602
43,150	Warner Chilcott plc, Class A	1,004,532
21,800	Watson Pharmaceuticals, Inc.*	1,221,018

		6,172,086

Semiconductors & Semiconductor Equipment (1.7%):
112,560	Atmel Corp.*	1,534,193
52,460	OmniVision Technologies, Inc.*	1,863,904

		3,398,097

Software (6.8%):
44,510	BMC Software, Inc.*	2,213,927
71,960	Electronic Arts, Inc.*	1,405,379
24,350	Informatica Corp.*	1,271,801
178,000	Oracle Corp.	5,939,860
11,640	Salesforce.com, Inc.*	1,554,871
15,028	VMware, Inc., Class A*	1,225,383

		13,611,221

Specialty Retail (4.3%):
22,390	Abercrombie & Fitch Co., Class A	1,314,293
34,340	Dick’s Sporting Goods, Inc.*	1,372,913
24,530	Guess?, Inc.	965,255
51,460	Limited Brands, Inc.	1,692,005
56,270	Lowe’s Cos., Inc.	1,487,216
89,940	Staples, Inc.	1,746,635

		8,578,317

Tobacco (2.6%):
10,470	Lorillard, Inc.	994,755
65,699	Philip Morris International, Inc.	4,311,825

		5,306,580

Total Common Stocks (Cost $146,986,087)		197,743,900

Investment Company (1.4%):
2,917,261	Dreyfus Treasury Prime Cash Management, 0.00%(a)	2,917,261

Total Investment Company (Cost $2,917,261)		2,917,261

Total Investment Securities (Cost $149,903,348)(b)—99.7%		200,661,161
Net other assets (liabilities) — 0.3%		557,093

Net Assets — 100.0%		$201,218,254

Percentages indicated are based on net assets as of March 31, 2011.

SP ADR	Sponsored American Depositary Receipt

*	Non-income producing security

(a)	The rate represents the effective yield at March 31, 2011.

(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2011:

Country	Percentage
France	0.6%
Ireland (Republic of)	4.8
Netherlands	2.5
Panama	0.6
United Kingdom	0.7
United States	90.8

100.0%

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.4%):
Aerospace & Defense (4.4%):
41,510	Boeing Co. (The)	$3,068,834
82,937	General Dynamics Corp.	6,349,657
48,140	Lockheed Martin Corp.^	3,870,456
101,716	United Technologies Corp.	8,610,259

		21,899,206

Beverages (1.0%):
76,192	PepsiCo, Inc.	4,907,527

Biotechnology (1.1%):
105,537	Amgen, Inc.*	5,640,953

Capital Markets (2.7%):
59,278	Ameriprise Financial, Inc.	3,620,700
60,660	Goldman Sachs Group, Inc.	9,612,790

		13,233,490

Chemicals (1.2%):
34,609	Air Products & Chemicals, Inc.	3,121,040
30,372	BASF SE, SP ADR^	2,636,289

		5,757,329

Commercial Banks (9.2%):
367,113	Fifth Third Bancorp	5,095,529
49,233	HSBC Holdings plc, SP ADR	2,550,269
579,165	KeyCorp	5,142,985
173,183	PNC Financial Services Group, Inc.^	10,908,797
290,867	U.S. Bancorp	7,687,615
448,555	Wells Fargo & Co.	14,219,194

		45,604,389

Commercial Services & Supplies (0.5%):
68,989	Waste Management, Inc.	2,576,049

Communications Equipment (1.0%):
123,005	Cisco Systems, Inc.	2,109,536
207,075	Telefonaktiebolaget LM Ericsson, SP ADR^	2,662,984

		4,772,520

Computers & Peripherals (0.7%):
10,455	Apple, Inc.*	3,643,045

Consumer Finance (1.0%):
110,830	American Express Co.	5,009,516

Diversified Financial Services (6.1%):
720,357	Bank of America Corp.	9,602,359
1,599,158	Citigroup, Inc.*	7,068,278
300,985	JPMorgan Chase & Co.	13,875,409

		30,546,046

Diversified Telecommunication Services (2.6%):
187,040	AT&T, Inc.	5,723,424
192,854	Verizon Communications, Inc.	7,432,593

		13,156,017

Electric Utilities (1.0%):
143,100	American Electric Power Co., Inc.	5,028,534

Food & Staples Retailing (3.2%):
159,288	CVS Caremark Corp.	5,466,764
201,479	Wal-Mart Stores, Inc.	10,486,982

		15,953,746

Food Products (3.1%):
124,680	Kraft Foods, Inc., Class A	3,909,965
132,170	Nestle SA	7,586,357
124,563	Unilever NV, NYS	3,906,295

		15,402,617

Health Care Equipment & Supplies (1.1%):
101,196	Covidien plc*	5,256,120

Health Care Providers & Services (2.2%):
165,320	UnitedHealth Group, Inc.^	7,472,464
47,222	WellPoint, Inc.	3,295,623

		10,768,087

Hotels, Restaurants & Leisure (2.4%):
90,050	Carnival Corp.	3,454,318
111,965	McDonald’s Corp.	8,519,417

		11,973,735

Industrial Conglomerates (2.1%):
512,569	General Electric Co.	10,277,009

Insurance (5.1%):
192,802	Lincoln National Corp.^	5,791,772
207,773	MetLife, Inc.	9,293,686
166,203	Prudential Financial, Inc.	10,234,781

		25,320,239

IT Services (2.3%):
109,261	Accenture plc, Class A	6,006,077
32,219	International Business Machines Corp.	5,253,953

		11,260,030

Life Sciences Tools & Services (0.6%):
55,411	Thermo Fisher Scientific, Inc.*	3,078,081

Machinery (1.3%):
119,634	Illinois Tool Works, Inc.	6,426,739

Media (1.6%):
55,451	Time Warner Cable, Inc.	3,955,874
97,021	Walt Disney Co. (The)	4,180,635

		8,136,509

Metals & Mining (3.9%):
80,504	BHP Billiton, Ltd., SP ADR^	7,718,724
138,870	Freeport-McMoRan Copper & Gold, Inc.	7,714,228
69,388	United States Steel Corp.^	3,742,789

		19,175,741

Multi-Utilities (2.5%):
55,560	PG&E Corp.	2,454,641
159,299	Public Service Enterprise Group, Inc.	5,019,511
93,318	Sempra Energy	4,992,513

		12,466,665

Multiline Retail (1.6%):
52,624	Kohl’s Corp.	2,791,177
102,416	Target Corp.	5,121,824

		7,913,001

Oil, Gas & Consumable Fuels (15.0%):
97,016	Apache Corp.	12,701,335
184,706	ConocoPhillips	14,750,621
141,142	Exxon Mobil Corp.	11,874,276
131,558	Hess Corp.	11,210,057
121,269	Occidental Petroleum Corp.	12,671,398
157,555	Peabody Energy Corp.	11,337,658

		74,545,345

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Pharmaceuticals (7.2%):
109,595	Abbott Laboratories	$5,375,635
174,942	Johnson & Johnson Co.	10,365,313
225,717	Merck & Co., Inc.	7,450,918
631,918	Pfizer, Inc.	12,834,255

		36,026,121

Real Estate Investment Trusts (REITs) (2.6%):
39,190	Avalonbay Communities, Inc.	4,705,935
44,276	Boston Properties, Inc.	4,199,579
38,912	Simon Property Group, Inc.	4,169,810

		13,075,324

Road & Rail (1.7%):
83,987	Union Pacific Corp.	8,258,442

Software (2.3%):
215,423	Microsoft Corp.	5,463,127
180,435	Oracle Corp.	6,021,116

		11,484,243

Specialty Retail (1.6%):
64,499	Best Buy Co., Inc.	1,852,411
118,920	TJX Cos., Inc.^	5,913,892

		7,766,303

Tobacco (0.6%):
46,309	Philip Morris International, Inc.	3,039,260

Wireless Telecommunication Services (0.9%):
158,407	Vodafone Group plc, SP ADR	4,554,201

Total Common Stocks (Cost $421,731,974)		483,932,179

Investment Company (2.4%):
12,015,909	Dreyfus Treasury Prime Cash Management, 0.00%(a)	12,015,909

Total Investment Company (Cost $12,015,909)		12,015,909

Short-Term Investment (4.6%):
22,796,005	Allianz Variable Insurance Products Securities Lending Collateral Trust(b)	22,796,005

Total Short-Term Investment (Cost $22,796,005)		22,796,005

Total Investment Securities (Cost $456,543,888)(c)—104.4%		518,744,093
Net other assets (liabilities) — (4.4)%		(21,824,045)

Net Assets — 100.0%		$496,920,048

Percentages indicated are based on net assets as of March 31, 2011.

NYS	New York Shares

SP ADR Sponsored American Depositary Receipt

*	Non-income producing security

^	This security or a partial position of the security was on loan as of March 31, 2011. The total fair value of securities on loan as of March 31, 2011 was $22,155,501.

(a)	The rate represents the effective yield at March 31, 2011.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2011 (See Notes to the Schedules of Portfolio Investments).

(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2011:

Country	Percentage
Australia	1.6%
Germany	0.5
Ireland (Republic of)	2.3
Netherlands	0.8
Panama	0.7
Sweden	0.5
Switzerland	1.5
United Kingdom	1.4
United States	90.7

100.0%

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

Principal		Fair
Amount		Value
Asset Backed Securities (8.3%):
$859,584	321 Henderson Receivables LLC, Series 2010-3A, Class A, 3.82%, 1/15/32(a)	$830,676
1,360,000	AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A2, 0.84%, 6/9/14	1,360,351
700,000	AmeriCredit Automobile Receivables Trust, Series 2010-4, Class A3, 1.27%, 4/8/15	698,925
1,786,642	Ares Collateralized Loan Obligation Funds, Series 2007-3RA, Class A2, 0.52%, 4/16/21(a)(b)	1,668,027
440,000	Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.30%, 6/20/14	464,894
2,295,000	Citibank Omni Master Trust, Series 2009-A8, Class A8, 2.36%, 5/16/16(a)(b)	2,329,656
760,000	Citibank Omni Master Trust, Series 2009-A12, Class A12, 3.35%, 8/15/16(a)	779,992
635,000	Citibank Omni Master Trust, Series 2009-A14A, Class A14, 3.01%, 8/15/18(a)(b)	672,465
435,000	Credit Acceptance Auto Loan Trust, Series 2010-1, Class A, 2.06%, 4/16/18(a)	432,839
735,000	Ford Credit Floorplan Master Owner Trust, Series 2006-4, Class A, 0.51%, 6/15/13(b)	733,989
29,457	GSAA Home Equity Trust, Series 2007-5, Class 1AV1, 0.35%, 5/25/37(b)	17,898
496,147	Henderson Receivables LLC, Series 2010-1A, Class A, 5.56%, 7/15/59(a)	520,490
460,000	Nelnet Student Loan Trust, Series 2008-2, Class A4, 2.01%, 6/26/34(b)	478,865
630,000	Santander Consumer Acquired Receivables Trust, Series 2011-S1A, Class B, 1.66%, 6/15/13(a)	629,941
765,000	Santander Consumer Acquired Receivables Trust, Series 2011-S1A, Class C, 2.01%, 6/15/13(a)	764,973
1,165,000	Santander Consumer Acquired Receivables Trust, Series 2011-W0, Class A3, 1.40%, 10/15/14(a)	1,165,178
500,000	Santander Consumer Acquired Receivables Trust, Series 2011-W0, Class C, 3.19%, 10/15/15(a)	498,227
715,055	Santander Drive Auto Receivables Trust, Series 2011-S1A, Class B, 1.48%, 7/15/13(a)	714,626
649,009	Santander Drive Auto Receivables Trust, Series 2010-2, Class A2, 0.95%, 8/15/13	649,532
845,000	Santander Drive Auto Receivables Trust, Series 2010-B, Class A3, 1.31%, 2/17/14(a)	847,856
915,000	Santander Drive Auto Receivables Trust, Series 2010-3, Class A3, 1.20%, 6/16/14	916,751
750,000	SLC Student Loan Trust, Series 2008-1, Class A4A, 1.91%, 12/15/32(b)	776,241
530,000	SLM Student Loan Trust, Series 2008-4, Class A4, 1.95%, 1/24/17(b)	552,130
839,224	SLM Student Loan Trust, Series 2010-1, Class A, 0.65%, 7/25/17(b)	839,317
625,000	SLM Student Loan Trust, Series 2008-5, Class A4, 2.00%, 7/25/23(b)	653,444
241,298	Structured Receivables Finance LLC, Series 2010-B, Class A, 3.73%, 2/16/26(a)	236,472

Total Asset Backed Securities (Cost $20,209,518)		20,233,755

Collateralized Mortgage Obligations (8.6%):
350,000	Arkle Master Issuer plc, Series 2006-1X, Class 5A2, 0.90%, 2/17/52(a)(b)	554,863
590,000	Arkle Master Issuer plc, Series 2010-1A, Class 2A, 1.46%, 5/17/60(a)(b)	588,748
690,000	Arkle Master Issuer plc, Series 2010-2A, Class 1A1, 1.71%, 5/17/60(a)(b)	687,551
240,863	Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A2, 5.66%, 7/10/12(b)	250,237
1,510,000	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A3, 5.81%, 8/10/14(b)	1,599,021
200,000	Banc of America Commercial Mortgage, Inc., Series 2006-4, Class AM, 5.68%, 8/10/16	204,696
50,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10, Class AM, 5.45%, 12/15/15(b)	51,489
1,110,000	Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A4, 5.81%, 12/10/49(b)	1,204,403
100,000	Credit Suisse Mortgage Capital Certificate, Series 2006-C3, Class AM, 5.83%, 6/15/16(b)	104,694
892,111	Credit Suisse Mortgage Capital Certificate, Series 2007-C3, Class A2, 5.72%, 6/15/39(b)	912,587
708,825	Credit Suisse Mortgage Capital Certificate, Series 2007-C2, Class A2, 5.45%, 1/15/49(b)	719,059
1,307,103	Dbubs Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 6/1/17(a)	1,306,750
1,320,000	Dbubs Mortgage Trust, Series 2011-LC1A, Class A2, 4.53%, 7/1/19(a)	1,342,876
115,891	Fannie Mae, Series 2009-70, Class NT, 4.00%, 8/25/19	120,237
82,122	Freddie Mac, Series 2890, Class KC, 4.50%, 2/15/19	85,804
110,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AJ, 5.88%, 7/10/16(b)	106,160
500,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.88%, 7/10/38(b)	546,998
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Principal		Fair
Amount		Value
Collateralized Mortgage Obligations, continued
$180,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, 4.80%, 8/10/42(b)	$189,895
650,000	Holmes Master Issuer plc, Series 2007-2A, Class 3A1, 0.38%, 7/15/21(b)	648,088
630,000	Holmes Master Issuer plc, Series 2007-1, Class 3A3, 0.87%, 7/15/40(a)(b)	1,010,217
890,000	Holmes Master Issuer plc, Series 2010-1A, Class A2, 1.70%, 10/15/54(a)(b)	892,360
729,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1A- Class A2, 4.77%, 3/12/39	760,472
180,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16- Class AJ, 5.62%, 5/12/45	167,124
1,260,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3B, 5.45%, 5/15/45	1,300,882
965,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.34%, 5/15/47	1,010,336
1,000,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2, 5.80%, 6/15/49(b)	1,031,746
170,000	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.90%, 6/15/38(b)	180,688
1,085,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, 9/15/39	1,158,062
190,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.87%, 9/15/45(b)	203,374
650,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 5.96%, 7/12/17(b)	697,980
200,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A2, 5.84%, 8/11/12(b)	207,266
319,000	Permanent Master Issuer plc, Series 2006-1, Class 6A1, 0.89%, 4/15/20(a)(b)	499,515
620,000	RBSCF Trust, Series 2010-RR3, Class WBTA, 5.90%, 4/16/17(a)(b)	679,074

Total Collateralized Mortgage Obligations (Cost $20,604,590)		21,023,252

Corporate Bonds (14.6%):
Beverages (0.6%):
555,000	Anheuser-Busch InBev NV Worldwide, Inc., 3.00%, 10/15/12	570,899
825,000	Anheuser-Busch InBev NV Worldwide, Inc., 4.38%, 2/15/21	821,990

		1,392,889

Capital Markets (1.0%):
235,000	Goldman Sachs Capital Corp. II, 5.79% (b)(c)	202,687
575,000	Goldman Sachs Group, Inc., 5.38%, 3/15/20, MTN	583,818
120,000	Goldman Sachs Group, Inc., 6.25%, 2/1/41	119,503
310,000	Morgan Stanley, Series G, 2.79%, 5/14/13, MTN(b)	320,925
150,000	Morgan Stanley, 4.00%, 7/24/15	152,442
905,000	Morgan Stanley, Series F, 6.25%, 8/28/17, MTN	983,631

		2,363,006

Commercial Banks (0.8%):
1,470,000	Canadian Imperial Bank of Commerce, 2.75%, 1/27/16(a)	1,471,879
566,000	Wells Fargo & Co., 3.68%, 6/15/16(b)(d)	569,345

		2,041,224

Diversified Financial Services (3.0%):
680,000	Bank of America Corp., 5.63%, 7/1/20	698,140
350,000	Bank of America Corp., 5.88%, 1/5/21	365,462
125,000	BP Capital Markets plc, 1.55%, 8/11/11	125,447
330,000	Citibank Credit Card Issuance Trust, Series 2001-A4, 5.38%, 4/11/11	467,827
1,925,000	Citigroup, Inc., 4.59%, 12/15/15	1,990,544
535,000	Crown Castle Towers LLC, 6.11%, 1/15/20(a)	579,861
370,000	General Electric Capital Corp., 4.38%, 9/16/20, MTN	359,566
1,500,000	JPMorgan Chase & Co., 3.45%, 3/1/16	1,494,643
860,000	JPMorgan Chase & Co., 6.30%, 4/23/19	951,923
340,000	SteelRiver Transmission Co. LLC, 4.71%, 6/30/17(a)	335,859

		7,369,272

Diversified Telecommunication Services (0.7%):
400,000	AT&T, Inc., 6.40%, 5/15/38	408,389
522,000	GTE Corp., 6.84%, 4/15/18	603,252
450,000	Verizon Communications, Inc., 6.90%, 4/15/38	499,425
100,000	Virgin Media Secured Finance plc, 5.50%, 1/15/21(a)	156,604

		1,667,670

Electric Utilities (1.0%):
220,000	Carolina Power & Light Co., 5.70%, 4/1/35	225,288
600,000	Constellation Energy Group, Inc., 5.15%, 12/1/20, Callable 9/1/20 @ 100	595,279
100,000	Duke Energy Corp., 3.95%, 9/15/14	104,887
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Electric Utilities, continued
$65,000	Florida Power & Light Co., 5.95%, 2/1/38	$69,951
40,000	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	41,248
850,000	Pacificorp, 5.65%, 7/15/18	954,625
350,000	Progress Energy Carolinas, Inc., 5.30%, 1/15/19	382,482

		2,373,760

Electronic Equipment, Instruments & Components (0.2%):
400,000	SBA Tower Trust, 4.25%, 4/15/15(a)	416,808

Food Products (0.3%):
225,000	Kraft Foods, Inc., 6.50%, 8/11/17	256,579
515,000	Kraft Foods, Inc., 6.50%, 2/9/40	550,065

		806,644

Health Care Equipment & Supplies (0.1%):
210,000	Boston Scientific Corp., 6.25%, 11/15/15	226,133

Health Care Technology (0.3%):
219,000	Life Technologies Corp., 6.00%, 3/1/20	235,878
441,000	Life Technologies Corp., 5.00%, 1/15/21, Callable 10/15/20 @ 100	440,940

		676,818

Industrial Conglomerates (0.5%):
773,000	Dow Chemical Co. (The), 4.25%, 11/15/20, Callable 8/15/20 @ 100	738,241
555,000	General Electric Capital Corp., Series G, 6.15%, 8/7/37, MTN	567,380
24,000	MDC Holdings, Inc., 5.63%, 2/1/20	23,711

		1,329,332

Insurance (1.7%):
100,000	American International Group, Inc., 6.40%, 12/15/20	106,729
175,000	Genworth Financial, Inc., 7.63%, 9/24/21	175,560
960,000	MetLife Global Funding I, 2.50%, 1/11/13(a)	976,499
1,120,000	MetLife Global Funding I, 2.00%, 1/10/14(a)	1,113,692
1,125,000	MetLife, Inc., 6.75%, 6/1/16	1,300,437
350,000	Prudential Financial, Inc., 6.20%, 11/15/40, MTN	363,586
200,000	UnitedHealth Group, Inc., 3.88%, 10/15/20, Callable 7/15/20 @ 100	190,399

		4,226,902

Media (2.6%):
655,000	Comcast Corp., 5.15%, 3/1/20	681,829
337,000	Comcast Corp., 6.40%, 3/1/40	345,158
295,000	Cox Communications, Inc., 8.38%, 3/1/39(a)	374,459
575,000	DIRECTV Holdings LLC, 3.50%, 3/1/16	576,248
925,000	DIRECTV Holdings LLC, 7.63%, 5/15/16, Callable 5/15/12 @ 103.81	1,019,812
273,000	DIRECTV Holdings LLC, 5.88%, 10/1/19	295,161
21,000	DIRECTV Holdings LLC, 4.60%, 2/15/21	20,472
280,000	NBC Universal, Inc., 5.15%, 4/30/20(a)	288,582
950,000	NBC Universal, Inc., 4.38%, 4/1/21(a)	909,521
490,000	News America, Inc., 7.25%, 5/18/18	584,376
1,015,000	Time Warner, Inc., 6.20%, 7/1/13	1,115,952

		6,211,570

Oil, Gas & Consumable Fuels (1.3%):
150,000	Anadarko Petroleum Corp., 7.63%, 3/15/14	171,237
58,000	Anadarko Petroleum Corp., 5.75%, 6/15/14	63,494
950,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	1,045,660
216,000	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	237,521
50,000	Enterprise Products Operating LP, 6.13%, 2/1/13	53,582
50,000	Enterprise Products Operating LP, Series L, 6.30%, 9/15/17	56,373
550,000	Enterprise Products Operating LP, 5.95%, 2/1/41	534,963
211,000	Marathon Petroleum Corp., 6.50%, 3/1/41(a)	213,187
30,000	Petrobras International Finance, Inc., 5.88%, 3/1/18	31,777
265,000	Rockies Express Pipeline LLC, 3.90%, 4/15/15(a)	262,369
300,000	Southwestern Energy Co., 7.50%, 2/1/18	340,125
28,000	Valero Energy Corp., 6.63%, 6/15/37	28,223

		3,038,511

Paper & Forest Products (0.4%):
675,000	International Paper Co., 7.95%, 6/15/18	812,076
145,000	International Paper Co., 7.30%, 11/15/39	162,220

		974,296

Specialty Retail (0.1%):
150,000	Home Depot, Inc., 5.88%, 12/16/36	149,099

Thrifts & Mortgage Finance (0.0%):
90,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15, MTN	95,827

Total Corporate Bonds (Cost $35,114,752)		35,359,761

Yankee Dollars (8.0%):
Capital Markets (0.4%):
760,000	UBS AG Stamford CT, 2.25%, 8/12/13	767,358
250,000	UBS AG Stamford CT, 4.88%, 8/4/20	252,072

		1,019,430

Commercial Banks (1.2%):
100,000	Achmea Hypotheekbank NV, 3.20%, 11/3/14(a)	103,558
385,000	Barclays Bank plc, 6.05%, 12/4/17(a)	401,121
655,000	DnB NOR Boligkreditt AS, 2.10%, 10/14/15(a)	633,935
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Principal		Fair
Amount		Value
Yankee Dollars, continued
Commercial Banks, continued
$1,355,000	DnB NOR Boligkreditt AS, 2.90%, 3/29/16(a)	$1,346,843
495,000	Toronto-Dominion Bank, 2.20%, 7/29/15(a)	489,131

		2,974,588

Diversified Financial Services (1.9%):
145,000	BP Capital Markets plc, 3.13%, 3/10/12	148,187
500,000	BP Capital Markets plc, 5.25%, 11/7/13	540,732
725,000	BP Capital Markets plc, 3.13%, 10/1/15	729,053
357,000	BP Capital Markets plc, 4.50%, 10/1/20	354,271
680,000	CDP Financial, Inc., 3.00%, 11/25/14(a)	693,146
425,000	Credit Suisse Group AG, 5.40%, 1/14/20	429,240
260,000	Credit Suisse Guernsey, 5.86%, 12/31/49, Callable 5/15/17 @ 100(b)	252,200
100,000	Credit Suisse, NY, 5.50%, 5/1/14	109,611
575,000	HSBC Holdings plc, 5.10%, 4/5/21(e)	577,950
310,000	Manulife Financial Corp., 3.40%, 9/17/15	311,014
455,000	Nomura Holdings, Inc., 4.13%, 1/19/16, MTN	450,186

		4,595,590

Diversified Telecommunication Services (0.7%):
485,000	Telefonica Emisiones SAU, 4.95%, 1/15/15	511,734
255,000	Virgin Media Secured Finance plc, 6.50%, 1/15/18, Callable 1/15/14 @ 103.25	278,588
765,000	Vodafone Group plc, 4.15%, 6/10/14	811,022

		1,601,344

Metals & Mining (0.2%):
250,000	Codelco, Inc., 3.75%, 11/4/20(a)	233,787
268,000	Rio Tinto Finance USA, Ltd., 3.50%, 11/2/20	249,830

		483,617

Oil, Gas & Consumable Fuels (1.5%):
235,000	Canadian Natural Resources, Ltd., 6.50%, 2/15/37	260,660
820,000	Ensco plc, 4.70%, 3/15/21	813,937
210,000	Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	217,892
225,000	Nexen, Inc., 6.20%, 7/30/19	248,751
260,000	Nexen, Inc., 7.50%, 7/30/39	292,766
1,080,000	Petrobras International Finance Co., 3.88%, 1/27/16	1,087,220
645,000	Petrobras International Finance Co., 5.75%, 1/20/20	665,404

		3,586,630

Sovereign Bonds (2.1%):
1,950,000	Aid-Israel, 5.50%, 9/18/23	2,186,978
240,000	Eksportfinans A/S, 3.00%, 11/17/14	246,965
955,000	Eksportfinans A/S, 2.00%, 9/15/15	934,198
396,000	Eksportfinans A/S, 5.50%, 5/25/16, MTN	444,592
100,000	Japan Finance Corp., 2.00%, 6/24/11	100,316
751,800	Russia Foreign Bond, 7.50%, 3/31/30(d)	876,321
428,000	United Mexican States, Series A, 5.13%, 1/15/20	447,688

		5,237,058

Total Yankee Dollars (Cost $19,441,981)		19,498,257

Municipal Bond (0.1%):
130,000	Municipal Electric Authority of Georgia, Build America Bonds, Revenue, Series A, 7.06%, 4/1/57	122,512

Total Municipal Bond (Cost $119,401)		122,512

U.S. Government Agency (0.1%):
130,000	Tennessee Valley Authority, 5.25%, 9/15/39	136,343

Total U.S. Government Agency (Cost $128,578)		136,343

U.S. Government Agency Mortgages (43.3%):
Federal Home Loan Mortgage Corporation (6.7%)
5,425,000	3.53%, 9/30/19, Callable 3/30/12 @ 100	5,352,386
1,211,168	4.00%, 12/1/40, Pool #A95575	1,191,710
387,871	4.00%, 12/1/40, Pool #A95656	381,639
561,037	4.00%, 12/1/40, Pool #A95856	552,024
3,300,000	4.50%, 4/15/41, TBA(e)	3,352,595
700,000	5.00%, 4/15/41, TBA(e)	730,516
2,300,000	5.50%, 4/15/41, TBA(e)	2,453,093
2,000,000	5.00%, 5/15/41, TBA(e)	2,080,938

		16,094,901

Federal National Mortgage Association (36.2%)
1,100,000	5.13%, 1/2/14	1,200,252
1,065,000	5.00%, 3/2/15	1,182,915
7,405,000	1.63%, 10/26/15	7,205,391
5,370,000	2.38%, 4/11/16	5,353,031
1,471,351	5.00%, 1/1/18, Pool #AL0058	1,564,864
974,294	4.00%, 7/1/19, Pool #AE0968	1,017,286
1,432,714	5.50%, 7/1/25, Pool #AE0096	1,561,309
2,300,000	3.50%, 4/25/26, TBA(e)	2,305,750
5,000,000	4.00%, 4/25/26, TBA(e)	5,137,500
1,300,000	4.50%, 4/25/26, TBA(e)	1,362,360
1,200,000	5.50%, 4/25/26, TBA(e)	1,297,874
1,400,000	5.50%, 1/1/33, Pool #676661(e)	1,508,423
1,049,198	5.50%, 5/1/33, Pool #555424(e)	1,129,797
688,614	5.00%, 7/1/34, Pool #725589	725,133
2,557,554	5.50%, 2/1/35, Pool #735989	2,755,623
161,267	6.00%, 4/1/35, Pool #735504	177,567
1,326,372	2.82%, 11/1/35, Pool #995604(b)	1,393,383
765,225	5.50%, 2/1/38, Pool #961545	819,227
1,444,119	5.50%, 5/1/38, Pool #889441	1,546,030
2,055,599	5.50%, 5/1/38, Pool #889692	2,203,231
1,590,735	5.50%, 6/1/38, Pool #995018	1,705,975
439,059	5.50%, 9/1/38, Pool #889995	470,592
595,875	5.50%, 10/1/39, Pool #AD0362	639,787
459,243	5.50%, 12/1/39, Pool #AD0571	493,087
10,800,000	4.00%, 4/25/41, TBA(e)	10,621,130
1,100,000	6.50%, 4/25/41, TBA(e)	1,232,859
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Shares or
Principal		Fair
Amount		Value
U.S. Government Agency Mortgages, continued
$13,700,000	4.50%, 5/25/41, TBA(e)	$13,894,800
9,400,000	5.00%, 5/25/41, TBA(e)	9,802,442
7,300,000	6.00%, 5/25/41, TBA(e)	7,920,500

		88,228,118

Government National Mortgage Association (0.4%)
800,000	6.50%, 4/15/41(e), TBA	902,250

Total U.S. Government Agency Mortgages (Cost $105,075,819)		105,225,269

U.S. Treasury Obligations (28.4%):
U.S. Treasury Bills (16.7%)
3,225,000	0.07%, 4/14/11(f)	3,224,955
37,430,000	0.09%, 6/16/11(f)	37,424,086

		40,649,041

U.S. Treasury Bonds (7.2%)
1,270,000	8.13%, 5/15/21(g)	1,779,588
635,000	8.13%, 8/15/21	892,373
525,000	8.00%, 11/15/21	733,195
680,000	7.25%, 8/15/22	908,225
170,000	6.25%, 8/15/23	211,119
2,085,000	3.50%, 2/15/39	1,748,143
485,000	4.25%, 5/15/39	465,221
5,942,000	4.25%, 11/15/40	5,682,965
4,838,300	4.75%, 2/15/41	5,028,808

		17,449,637

U.S. Treasury Inflation Index Bonds (0.6%)
1,465,700	2.13%, 2/15/41	1,557,438
U.S. Treasury Notes (3.9%)
25,000	0.63%, 7/31/12	25,057
2,545,000	1.25%, 3/15/14	2,544,211
4,500,000	2.13%, 2/29/16	4,485,938
5,000	2.75%, 5/31/17	5,025
75,000	2.38%, 7/31/17	73,500
245,000	2.75%, 2/28/18	243,143
1,095,000	3.63%, 8/15/19	1,131,956
565,000	3.63%, 2/15/20	580,361
155,000	2.63%, 11/15/20	144,634

		9,233,825

Total U.S. Treasury Obligations (Cost $69,173,799)		68,889,941

Investment Company (14.9%):
36,228,202	Dreyfus Treasury Prime Cash Management, 0.00%(f)	36,228,202

Total Investment Company (Cost $36,228,202)		36,228,202

Total Investment Securities (Cost $306,096,640)(h)—126.3%		306,717,292
Net other assets (liabilities) — (26.3)%		(63,945,771)

Net Assets — 100.0%		$242,771,521

Percentages indicated are based on net assets as of March 31, 2011.

MTN	Medium Term Note

TBA	To be Announced

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Variable rate security. The rate presented represents the rate in effect at March 31, 2011. The date presented represents the final maturity date.

(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.

(d)	Step Bond. Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate represents the effective yield at March 31, 2011.

(e)	Security purchased on a “when-issued” basis. The cost of securities was $66,239,894.

(f)	The rate represents the effective yield at March 31, 2011.

(g)	All or a portion of the security has been segregated with the custodian to cover margin requirements. The aggregate fair value of the segregated portion of such securities was $305,179 as of March 31, 2011.

(h)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
As of March 31, 2011, the Fund’s open forward foreign currency contracts were as follows:

					Unrealized
			Contract		Appreciation/
Short Contracts	Counterparty	Delivery Date	Amount	Fair Value	(Depreciation)
Deliver 339,000 European Euros in exchange for U.S. Dollars	Citibank	4/27/11	$463,922	$480,116	$(16,194)
Deliver 941,000 British Pounds in exchange for U.S. Dollars	Citibank	4/14/11	$1,522,969	$1,509,130	13,839
Deliver 346,000 British Pounds in exchange for U.S. Dollars	UBS Warburg	4/14/11	$563,026	$554,898	8,128
Deliver 98,500 British Pounds in exchange for U.S. Dollars	Citibank	4/14/11	$159,445	$157,970	1,475

					$7,248

Futures Contracts

					Unrealized
		Expiration	Number of		Appreciation/
Description	Type	Date	Contracts	Notional Value	(Depreciation)
U.S. Treasury 10-Year Note Futures	Long	6/21/11	72	$8,619,800	$(49,550)
U.S. Treasury Long Bond Futures	Long	6/21/11	1	119,214	974
U.S. Treasury Ultra Bond Futures	Short	6/21/11	(29)	(3,561,734)	(21,579)
U.S. Treasury 2-Year Note Futures	Long	6/30/11	102	22,229,512	19,238
U.S. Treasury 5-Year Note Futures	Short	6/30/11	(45)	(5,314,848)	59,340

Total					$8,423

Securities Sold Short (-4.0)%

						Unrealized
	Coupon	Expiration		Proceeds		Appreciation/
Security Description	Rate	Date	Par Amount	Received	Fair Value	(Depreciation)

Federal National Mortgage Association -April TBA	5.50%	4/25/41	$(7,600,000)	$(8,175,500)	$(8,127,250)	$48,250

				$(8,175,500)	$(8,127,250)	$48,250

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2011:

Country	Percentage
Australia	0.1%
Canada	1.2
Cayman Islands	0.4
Chile	0.1
Israel	0.7
Japan	0.1
Mexico	0.1
Norway	1.2
Russian Federation	0.3
Switzerland	0.3
United Kingdom	1.7
United States	93.8

100.0%

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.3%):
Aerospace & Defense (1.0%):
53,000	Ceradyne, Inc.*^	$2,389,240

Airlines (1.1%):
156,400	SkyWest, Inc.^	2,646,288

Auto Components (3.4%):
58,000	Autoliv, Inc.^	4,305,340
16,300	Drew Industries, Inc.^	363,979
123,800	Gentex Corp.^	3,744,950

		8,414,269

Automobiles (2.2%):
130,700	Thor Industries, Inc.^	4,361,459
75,000	Winnebago Industries, Inc.*^	1,002,750

		5,364,209

Building Products (4.2%):
69,500	American Woodmark Corp.	1,451,160
126,900	Apogee Enterprises, Inc.	1,673,811
144,000	Gibraltar Industries, Inc.*^	1,717,920
80,000	Simpson Manufacturing Co., Inc.	2,356,800
81,800	Universal Forest Products, Inc.^	2,997,970

		10,197,661

Chemicals (3.3%):
10,800	A. Schulman, Inc.^	266,976
57,400	Cabot Corp.^	2,657,046
127,300	RPM International, Inc.^	3,020,829
41,000	Sensient Technologies Corp.^	1,469,440
13,000	Westlake Chemical Corp.	730,600

		8,144,891

Commercial Banks (0.6%):
63,700	Chemical Financial Corp.^	1,269,541
11,400	Peoples Bancorp, Inc.^	137,028

		1,406,569

Commercial Services & Supplies (2.0%):
107,800	ABM Industries, Inc.^	2,737,042
59,600	Mine Safety Appliances Co.	2,185,532

		4,922,574

Construction & Engineering (1.8%):
42,000	Emcor Group, Inc.*	1,300,740
111,000	Granite Construction, Inc.^	3,119,100

		4,419,840

Containers & Packaging (0.7%):
34,400	AptarGroup, Inc.	1,724,472

Diversified Consumer Services (1.5%):
49,511	Hillenbrand, Inc.	1,064,487
141,700	Regis Corp.^	2,513,758

		3,578,245

Electric Utilities (2.0%):
201,800	NV Energy, Inc.	3,004,802
130,000	PNM Resources, Inc.^	1,939,600

		4,944,402

Electrical Equipment (3.5%):
21,750	A.O. Smith Corp.	964,395
67,800	Brady Corp., Class A^	2,419,782
34,400	Franklin Electric Co., Inc.	1,589,280
24,000	Powell Industries, Inc.*^	946,560
30,200	Roper Industries, Inc.^	2,611,092

		8,531,109

Electronic Equipment, Instruments & Components (2.6%):
183,000	Benchmark Electronics, Inc.*	3,471,510
67,000	Rofin-Sinar Technologies, Inc.*	2,646,500
5,200	Schawk, Inc.^	101,088

		6,219,098

Energy Equipment & Services (11.6%):
72,700	Atwood Oceanics, Inc.*^	3,375,461
86,600	Bristow Group, Inc.*	4,096,180
274,000	Global Industries, Ltd.*^	2,682,460
143,100	Helix Energy Solutions Group, Inc.*^	2,461,320
46,000	Oil States International, Inc.*^	3,502,440
110,000	Rowan Cos., Inc.*	4,859,800
73,000	Tidewater, Inc.^	4,369,050
48,700	Unit Corp.*	3,016,965

		28,363,676

Food & Staples Retailing (0.0%):
500	Casey’s General Stores, Inc.^	19,500

Food Products (1.1%):
44,000	Lancaster Colony Corp.^	2,666,400

Gas Utilities (1.0%):
38,600	Energen Corp.	2,436,432

Health Care Equipment & Supplies (2.7%):
78,100	STERIS Corp.^	2,697,574
43,000	Teleflex, Inc.^	2,493,140
31,100	West Pharmaceutical Services, Inc.^	1,392,347

		6,583,061

Household Durables (2.6%):
73,400	D.R. Horton, Inc.	855,110
29,000	Ethan Allen Interiors, Inc.^	635,100
81,600	Hooker Furniture Corp.	975,936
189,900	La-Z-Boy, Inc.*	1,813,545
36,500	M.D.C. Holdings, Inc.^	925,275
77,300	M/I Homes, Inc.*^	1,158,727

		6,363,693

Industrial Conglomerates (1.1%):
61,000	Carlisle Cos., Inc.	2,717,550

Insurance (11.9%):
12,500	American National Insurance Co.	989,625
41,500	Arthur J. Gallagher & Co.^	1,262,015
91,500	Aspen Insurance Holdings, Ltd.	2,521,740
28,700	Hanover Insurance Group, Inc. (The)^	1,298,675
36,000	HCC Insurance Holdings, Inc.^	1,127,160
115,500	Montpelier Re Holdings, Ltd.	2,040,885
248,100	Old Republic International Corp.^	3,148,389
177,300	Protective Life Corp.	4,707,315
22,000	RLI Corp.^	1,268,300
51,900	StanCorp Financial Group, Inc.^	2,393,628
129,300	Tower Group, Inc.^	3,107,079
54,500	Transatlantic Holdings, Inc.	2,652,515
75,000	Validus Holdings, Ltd.	2,499,750

		29,017,076

Leisure Equipment & Products (0.9%):
83,500	Brunswick Corp.^	2,123,405

Life Sciences Tools & Services (1.6%):
10,400	Mettler-Toledo International, Inc.*	1,788,800
79,000	Pharmaceutical Product Development, Inc.	2,189,090

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Shares or Principal		Fair
Amount		Value
Common Stocks, continued
Life Sciences Tools & Services, continued
		3,977,890

Machinery (13.4%):
57,000	Astec Industries, Inc.*	$2,125,530
82,000	Briggs & Stratton Corp.^	1,857,300
23,600	CIRCOR International, Inc.^	1,109,672
10,700	CNH Global NV, NYS*	519,485
43,100	Gardner Denver, Inc.	3,363,093
67,600	Graco, Inc.^	3,075,124
67,271	Kennametal, Inc.^	2,623,569
33,100	Lincoln Electric Holdings, Inc.	2,512,952
95,000	Mueller Industries, Inc.	3,478,900
23,100	Nordson Corp.^	2,657,886
17,200	Timken Co.	899,560
132,000	Trinity Industries, Inc.^	4,840,440
165,100	Wabash National Corp.*^	1,911,858
44,100	Watts Water Technologies, Inc., Class A	1,684,179

		32,659,548

Metals & Mining (2.9%):
65,700	Reliance Steel & Aluminum Co.^	3,796,146
157,000	Steel Dynamics, Inc.^	2,946,890
6,500	United States Steel Corp.^	350,610

		7,093,646

Multiline Retail (2.5%):
143,100	Fred’s, Inc.^	1,906,092
76,300	J.C. Penney Co., Inc.^	2,739,933
93,700	Saks, Inc.*^	1,059,747
82,900	Tuesday Morning Corp.*^	406,210

		6,111,982

Oil, Gas & Consumable Fuels (1.5%):
19,200	Arch Coal, Inc.	691,968
49,100	Overseas Shipholding Group, Inc.^	1,578,074
40,000	Teekay Shipping Corp.	1,477,200

		3,747,242

Paper & Forest Products (0.4%):
64,892	Glatfelter^	864,361

Professional Services (0.7%):
54,100	Insperity, Inc.	1,643,558

Road & Rail (1.2%):
50,600	Genesee & Wyoming, Inc., Class A*^	2,944,920

Semiconductors & Semiconductor Equipment (0.8%):
130,700	Cohu, Inc.	2,007,552

Specialty Retail (6.5%):
159,800	Brown Shoe Co., Inc.^	1,952,756
71,000	Cato Corp.	1,739,500
204,600	Christopher & Banks Corp.^	1,325,808
94,500	GameStop Corp., Class A*^	2,128,140
85,509	Group 1 Automotive, Inc.^	3,659,785
99,500	Men’s Wearhouse, Inc. (The)^	2,692,470
116,900	Pier 1 Imports, Inc.*	1,186,535
110,200	West Marine, Inc.*	1,149,386

		15,834,380

Textiles, Apparel & Luxury Goods (0.8%):
34,000	Warnaco Group, Inc. (The)*^	1,944,460

Thrifts & Mortgage Finance (0.7%):
307,517	TrustCo Bank Corp.^	1,823,576

Trading Companies & Distributors (0.5%):
38,000	Applied Industrial Technologies, Inc.	1,263,880

Total Common Stocks (Cost $168,239,502)		235,110,655

Investment Company (3.6%):
8,758,318	Dreyfus Treasury Prime Cash Management, 0.00%(a)	8,758,318

Total Investment Company (Cost $8,758,318)		8,758,318

Short-Term Investment (26.9%):
$65,574,120	Allianz Variable Insurance Products Securities Lending Collateral Trust(b)	65,574,120

Total Short-Term Investment (Cost $65,574,120)		65,574,120

Total Investment Securities (Cost $242,571,940)(c)—126.8%		309,443,093
Net other assets (liabilities) — (26.8)%		(65,331,461)

Net Assets — 100.0%		$244,111,632

Percentages indicated are based on net assets as of March 31, 2011.

NYS	New York Shares

*	Non-income producing security

#	Escrowed security

^	This security or a partial position of the security was on loan as of March 31, 2011. The total fair value of securities on loan as of March 31, 2011 was $64,404,284.

(a)	The rate represents the effective yield at March 31, 2011.

(b)	Purchased with cash collateral held from securities lending. The fair value of the collateral could include collateral held for securities that were sold on or before March 31, 2011 (See Notes to the Schedules of Portfolio Investments).

(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Convertible Preferred Stocks (0.8%):
Automobiles (0.1%):
3,000	General Motors Co., Series B	$144,600

Diversified Financial Services (0.2%):
300	Bank of America Corp., Series L	303,297
1,500	Citigroup, Inc.	189,750

		493,047

Metals & Mining (0.1%):
2,000	AngloGold Ashanti, Ltd.	107,680

Oil, Gas & Consumable Fuels (0.4%):
5,000	SandRidge Energy, Inc.(a)	928,125

Total Convertible Preferred Stocks (Cost $1,157,637)		1,673,452

Collateralized Mortgage Obligation (0.2%):
$492,139	Banc of America Large Loan, Inc., Series 2010, Class HLTN, 2.01%, 11/15/13(a)(b)	465,633

Total Collateralized Mortgage Obligation (Cost $435,208)		465,633

Common Stocks (54.5%):
Aerospace & Defense (0.4%):
61,770	BAE Systems plc	322,282
1,500	Boeing Co. (The)	110,895
2,520	Embraer SA, ADR	84,924
2,362	Gencorp, Inc.*	14,125
9,930	Thales SA	396,477

		928,703

Air Freight & Logistics (0.5%):
7,660	Deutsche Post AG	138,557
2,270	FedEx Corp.	212,358
12,645	TNT NV	324,793
5,390	United Parcel Service, Inc., Class B	400,585

		1,076,293

Airlines (0.1%):
6,070	Deutsche Lufthansa AG, Registered Shares*	129,401
33,670	International Consolidated Airlines Group SA*	122,560

		251,961

Auto Components (0.1%):
3,300	Compagnie Generale DES Establissements Michelin SCA, Class B	278,822

Automobiles (0.8%):
2,690	Bayerische Motoren Werke AG (BMW)	224,957
5,209	Daimler AG, Registered Shares*	368,646
9,680	General Motors Co.*	300,370
2,079	Hyundai Motor Co.	385,973
2,400	Nissan Motor Co., Ltd.	21,299
11,300	Toyota Motor Corp.	452,108

		1,753,353

Beverages (1.1%):
61	Brown-Forman Corp., Class B	4,166
193	Carlsberg A/S, Class B	20,789
10,926	Coca-Cola Enterprises, Inc.	298,280
10,000	Diageo plc	190,301
14,351	Dr Pepper Snapple Group, Inc.	533,283
10,559	PepsiCo, Inc.	680,105
7,859	Pernod Ricard SA	734,819

		2,461,743

Biotechnology (1.2%):
29,657	Amgen, Inc.*	1,585,167
2,970	Biogen Idec, Inc.*	217,968
2,130	Cephalon, Inc.*	161,411
7,447	Genzyme Corp.*	567,089

		2,531,635

Building Products (0.2%):
13,454	Owens Corning, Inc.*	484,209

Capital Markets (0.5%):
11,230	Bank of New York Mellon Corp.	335,440
23,567	Morgan Stanley	643,851
27,700	Nomura Holdings, Inc.	144,895

		1,124,186

Chemicals (0.3%):
4,401	Linde AG	694,708

Commercial Banks (3.2%):
10,153	Banco Santander SA	118,313
128,577	Barclays plc	576,733
39,000	DBS Group Holdings, Ltd.	453,575
38,540	HSBC Holdings plc	396,269
55,444	HSBC Holdings plc	581,487
6,600	ICICI Bank, Ltd., SP ADR	328,878
146,050	Intesa Sanpaolo	432,379
9,769	KB Financial Group, Inc.	511,343
2,500	M&T Bank Corp.	221,175
10,961	PNC Financial Services Group, Inc.	690,433
7,200	Svenska Cellulosa AB, B Shares	115,884
198,505	UniCredit SpA	490,861
62,070	Wells Fargo & Co.	1,967,619

		6,884,949

Commercial Services & Supplies (0.1%):
10,624	Brambles, Ltd.	77,727
158,210	Rentokil Initial plc*	228,377

		306,104

Communications Equipment (1.0%):
58,670	Brocade Communications Systems, Inc.*	360,821
62,530	Cisco Systems, Inc.	1,072,389
8,472	Motorola Solutions, Inc.*	378,614
18,160	Telefonaktiebolaget LM Ericsson, B Shares	233,625

		2,045,449

Computers & Peripherals (0.6%):
27,230	Dell, Inc.*	395,107
16,389	Hewlett-Packard Co.	671,458
13,420	Seagate Technology plc*	193,248

		1,259,813

Construction Materials (0.3%):
22,801	CRH plc	524,542

Consumer Finance (0.3%):
13,440	American Express Co.	607,488

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Diversified Financial Services (2.2%):
112,599	Bank of America Corp.	$1,500,945
1,210	Bond Street Holdings LLC, Class A*	24,200
13,131	Canary Wharf Group plc(c)	59,453
2,500	CIT Group, Inc.*	106,375
43,220	Citigroup, Inc.*	191,032
4,382	Deutsche Boerse AG	333,696
64,722	ING Groep NV*	821,347
22,430	JPMorgan Chase & Co.	1,034,023
3,130	NYSE Euronext	110,082
28,089	UBS AG, Registered Shares*	504,357

		4,685,510

Diversified Telecommunication Services (1.9%):
15,000	AT&T, Inc.	459,000
4,000	CenturyTel, Inc.	166,200
5,780	China Telecom Corp., Ltd., SP ADR	352,580
32,550	France Telecom SA	730,055
6,473	Frontier Communications Corp.	53,208
283,000	Singapore Telecommunications, Ltd.	678,542
49,675	Telefonica SA	1,243,518
25,000	Telstra Corp., Ltd.	72,858
8,000	Verizon Communications, Inc.	308,320

		4,064,281

Electric Utilities (2.1%):
5,930	American Electric Power Co., Inc.	208,380
2,333	Brookfield Infrastructure Partners LP	51,839
22,590	Duke Energy Corp.	410,009
19,214	E.ON AG	589,991
9,292	Entergy Corp.	624,515
11,540	Exelon Corp.	475,910
4,000	FirstEnergy Corp.	148,360
10,002	GDF Suez	408,045
6,750	NextEra Energy, Inc.	372,060
3,800	PPL Corp.	96,140
9,722	Prime ATET&D Holdings No.1 Pty., Ltd.*#(c)(d)	—
8,770	Progress Energy, Inc.	404,648
20,000	Southern Co.	762,200

		4,552,097

Electrical Equipment (0.4%):
13,339	Alstom SA	788,878

Electronic Equipment, Instruments & Components (0.5%):
37,650	Flextronics International, Ltd.*	281,246
3,900	Fujifilm Holdings Corp.	120,808
19,911	TE Connectivity, Ltd.	693,301

		1,095,355

Energy Equipment & Services (1.4%):
9,610	Baker Hughes, Inc.	705,662
10,140	Halliburton Co.	505,378
9,990	Noble Corp.	455,744
7,509	Pride International, Inc.*	322,511
1,500	Schlumberger, Ltd.	139,890
10,664	Transocean, Ltd.*	831,259
6,000	Weatherford International, Ltd.*	135,600

		3,096,044

Food & Staples Retailing (1.8%):
4,454	Carrefour SA	197,390
61,061	CVS Caremark Corp.	2,095,614
30,415	Kroger Co. (The)	729,048
79,540	Tesco plc	485,870
6,198	Wal-Mart Stores, Inc.	322,606

		3,830,528

Food Products (1.3%):
62,652	Cable & Wireless Communications plc	45,847
20,484	Cable & Wireless Worldwide	17,230
12,904	General Mills, Inc.	471,641
37,583	Kraft Foods, Inc., Class A	1,178,603
19,991	Nestle SA	1,147,453

		2,860,774

Gas Utilities (0.1%):
2,870	AGL Resources, Inc.	114,341

Health Care Equipment & Supplies (1.4%):
2,533	Alcon, Inc.	419,237
48,279	Boston Scientific Corp.*	347,126
11,910	Covidien plc*	618,606
34,471	Medtronic, Inc.	1,356,434
4,146	Zimmer Holdings, Inc.*	250,957

		2,992,360

Health Care Providers & Services (1.0%):
5,536	Community Health Systems, Inc.*	221,385
6,979	Coventry Health Care, Inc.*	222,560
4,920	Quest Diagnostics, Inc.	283,982
29,117	Tenet Healthcare Corp.*	216,922
28,525	UnitedHealth Group, Inc.	1,289,330

		2,234,179

Hotels, Restaurants & Leisure (0.1%):
25,650	Compass Group plc	230,835
12,868	Thomas Cook Group plc	35,183

		266,018

Household Durables (0.2%):
16,800	Persimmon plc	120,031
4,892	Stanley Black & Decker, Inc.	374,727

		494,758

Independent Power Producers & Energy Traders (0.2%):
5,000	Dynegy, Inc.*	28,450
20,167	NRG Energy, Inc.*	434,397

		462,847

Industrial Conglomerates (1.5%):
56,440	General Electric Co.	1,131,622
21,800	Koninklijke Philips Electronics NV	696,200
35,087	Orkla ASA	340,600
4,410	Siemens AG	604,195
9,380	Tyco International, Ltd.	419,943

		3,192,560

Insurance (2.0%):
13,865	ACE, Ltd.	897,065
129,200	AIA Group, Ltd.*	398,355
173	Alleghany Corp.*	57,392
23,426	AXA SA	489,711
3,604	CNO Financial Group, Inc.*	27,066
3,150	MetLife, Inc.	140,900
2,480	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	391,333
12,278	Old Republic International Corp.	155,808
16,110	Progressive Corp. (The)	340,404
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Insurance, continued
3,920	RenaissanceRe Holdings, Ltd.	$270,441
5,750	Swiss RE, Registered Shares	329,221
1,430	Torchmark Corp.	95,066
980	White Mountains Insurance Group, Ltd.	356,916
1,291	Zurich Financial Services AG	361,570

		4,311,248

Internet & Catalog Retail (0.0%):
1,264	Expedia, Inc.	28,642

IT Services (0.4%):
14,230	Accenture plc, Class A	782,223

Leisure Equipment & Products (0.2%):
17,302	Mattel, Inc.	431,339

Life Sciences Tools & Services (0.1%):
2,800	Lonza Group AG, Registered Shares	234,655

Machinery (0.0%):
3,788	Federal Signal Corp.	24,660

Marine (0.3%):
74	A.P. Moller — Maersk A/S, Class B	696,165
1,000	Huntington Ingalls Industries, Inc.*(d)	41,500

		737,665

Media (3.4%):
36,832	British Sky Broadcasting Group plc	487,464
3,910	Comcast Corp., Class A	96,655
51,001	Comcast Corp., Special Class A	1,184,243
82,014	News Corp.†	1,440,166
16,580	Pearson plc	293,701
26,800	Reed Elsevier NV	345,207
17,408	Time Warner Cable, Inc.	1,241,887
24,817	Time Warner, Inc.	885,967
11,210	Viacom, Inc., Class B	521,489
19,510	Vivendi	556,773
6,700	Walt Disney Co. (The)	288,703

		7,342,255

Metals & Mining (0.9%):
7,860	Alcoa, Inc.	138,729
3,000	AngloGold Ashanti, Ltd., SP ADR	143,850
83,970	Aviva plc	583,100
2,500	Barrick Gold Corp.	129,775
2,000	Freeport-McMoRan Copper & Gold, Inc.	111,100
2,000	Newmont Mining Corp.	109,160
1,000	Nucor Corp.	46,020
249	POSCO	114,291
14,744	ThyssenKrupp AG	603,694

		1,979,719

Multi-Utilities (1.0%):
5,000	Centerpoint Energy, Inc.	87,800
3,020	Consolidated Edison, Inc.	153,174
9,270	Dominion Resources, Inc.	414,369
11,020	PG&E Corp.	486,864
12,060	Public Service Enterprise Group, Inc.	380,011
6,070	Sempra Energy	324,745
3,650	TECO Energy, Inc.	68,474
12,390	Xcel Energy, Inc.	295,997

		2,211,434

Multiline Retail (0.3%):
22,980	Marks & Spencer Group plc	124,074
9,980	Target Corp.	499,100

		623,174

Office Electronics (0.6%):
25,500	Konica Minolta Holdings, Inc.	213,726
103,546	Xerox Corp.	1,102,765

		1,316,491

Oil, Gas & Consumable Fuels (4.7%):
2,000	Alpha Natural Resources, Inc.*	118,740
110,321	BP plc	803,377
10,000	BP plc, SP ADR	441,400
11,000	Canadian Oil Sands Trust	370,790
6,960	Chevron Corp.	747,713
7,030	ConocoPhillips	561,416
13,313	Eni SpA	326,753
10,000	Exxon Mobil Corp.	841,300
22,080	Marathon Oil Corp.	1,177,085
795	Noble Energy, Inc.	76,837
12,530	OAO Gazprom, SP ADR	405,220
8,160	Petroleo Brasileiro SA, SP ADR	290,006
22,660	Royal Dutch Shell plc, A Shares	823,437
24,948	Royal Dutch Shell plc, B Shares	905,256
3,300	Spectra Energy Corp.	89,694
16,318	StatoilHydro ASA	453,081
11,100	Talisman Energy, Inc.	274,522
19,338	Total SA	1,177,060
9,678	Williams Cos., Inc. (The)	301,760

		10,185,447

Paper & Forest Products (0.8%):
2,297	Domtar Corp.	210,819
24,627	International Paper Co.	743,243
4,589	MeadWestvaco Corp.	139,184
25,114	Weyerhaeuser Co.	617,804

		1,711,050

Pharmaceuticals (4.9%):
3,090	Abbott Laboratories	151,565
2,700	Bristol-Myers Squibb Co.	71,361
25,176	Eli Lilly & Co.	885,440
39,750	GlaxoSmithKline plc	758,415
10,000	Johnson & Johnson Co.	592,500
73,590	Merck & Co., Inc.	2,429,206
2,980	Merck KGaA	269,192
7,260	Novartis AG, Registered Shares	393,745
126,198	Pfizer, Inc.	2,563,081
9,830	Roche Holding AG	1,404,590
13,710	Sanofi-Aventis	962,737

		10,481,832

Professional Services (0.2%):
1,970	Adecco SA, Registered Shares	129,787
24,750	Hays plc	46,179
4,200	Randstad Holding NV*	233,706

		409,672

Real Estate Investment Trusts (REITs) (0.1%):
376	Alexander’s, Inc.	153,013
15,484	Link REIT (The)	48,499
28,600	Westfield Retail Trust	77,443

		278,955

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Real Estate Management & Development (0.3%):
20,000	Cheung Kong Holdings, Ltd.	$325,249
3,931	Forestar Group, Inc.*	74,767
17,500	Swire Pacific, Ltd., Class A	256,590

		656,606

Road & Rail (0.1%):
2,600	East Japan Railway Co.	142,906

Semiconductors & Semiconductor Equipment (1.2%):
25,000	Intel Corp.	504,250
87,612	LSI Logic Corp.*	595,762
1,029	Maxim Integrated Products, Inc.	26,342
872	Samsung Electronics Co., Ltd.	739,956
229,000	Taiwan Semiconductor Manufacturing Co., Ltd.	549,278
2,500	Xilinx, Inc.	82,000

		2,497,588

Software (2.0%):
2,010	Check Point Software Technologies, Ltd.*	102,611
74,731	Microsoft Corp.	1,895,178
2,127	Nintendo Co., Ltd.	574,720
24,440	Oracle Corp.	815,563
9,950	SAP AG	610,366
18,022	Symantec Corp.*	334,128

		4,332,566

Specialty Retail (0.4%):
7,890	Home Depot, Inc.	292,403
1,603	Industria de Diseno Textil SA	128,665
121,550	Kingfisher plc	479,132
670	USS Co., Ltd.	52,127

		952,327

Tobacco (2.3%):
38,516	Altria Group, Inc.	1,002,571
33,568	British American Tobacco plc	1,348,787
29,138	Imperial Tobacco Group plc	901,330
82	Japan Tobacco, Inc.	293,543
4,200	Lorillard, Inc.	399,042
6,691	Philip Morris International, Inc.	439,130
14,882	Reynolds American, Inc.	528,757

		4,913,160

Trading Companies & Distributors (0.2%):
13,100	Itochu Corp.	137,207
6,270	Wolseley plc*	211,382

		348,589

Wireless Telecommunication Services (1.3%):
82,710	Sprint Nextel Corp.*	383,774
15,532	Turkcell Iletisim Hizmetleri AS, SP ADR	233,446
798,917	Vodafone Group plc	2,261,787

		2,879,007

Total Common Stocks (Cost $106,858,491)		117,757,698

Convertible Bonds (0.4%):
Construction Materials (0.4%):
$455,000	Cemex SAB de C.V., 3.25%, 3/15/16(a)	466,944
300,000	Cemex SAB de C.V., 3.75%, 3/15/18(a)	311,625

		778,569

Diversified Financial Services (0.0%):
50,000	CapitalSource, Inc., 7.96%, 7/15/34, Callable 7/15/11 @ 100(d)	50,125

Semiconductors & Semiconductor Equipment (0.0%):
54,000	Advanced Micro Devices, Inc., 6.00%, 5/1/15	55,687

Total Convertible Bonds (Cost $851,879)		884,381

Corporate Bonds (10.8%):
Airlines (0.4%):
900,000	American Airlines, Inc., 7.50%, 3/15/16, Callable 3/15/13 @ 105.62(a)	889,875

Auto Components (0.2%):
300,000	Goodyear Tire & Rubber Co., 8.25%, 8/15/20, Callable 8/15/15 @ 104.13	321,000
100,000	United Rentals (North America), Inc., 8.38%, 9/15/20, Callable 9/15/15 @ 104.19	104,500

		425,500

Automobiles (0.1%):
100,000	Ford Motor Credit Co. LLC, 7.00%, 4/15/15	108,243

Chemicals (0.1%):
100,000	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.88%, 2/1/18, Callable 2/1/14 @ 104.44	105,750
100,000	Kerling plc, 10.63%, 2/1/17, Callable 2/1/14 @ 105.31(a)	154,452

		260,202

Commercial Services & Supplies (0.2%):
200,000	International Lease Finance Corp., 8.63%, 9/15/15(a)	220,000
100,000	International Lease Finance Corp., 7.13%, 9/1/18(a)	107,450

		327,450

Computers & Peripherals (0.5%):
1,000,000	CDW Escrow Corp., 8.50%, 4/1/19, Callable 4/1/15 @ 104.25(a)(e)	1,001,250

Consumer Finance (0.1%):
100,000	Antero Resources Finance Corp., 9.38%, 12/1/17, Callable 12/1/13 @ 104.69	109,000

Containers & Packaging (0.0%):
50,000	Berry Plastics Corp., 9.75%, 1/15/21, Callable 1/15/16 @ 104.88(a)	49,500

Diversified Consumer Services (0.1%):
100,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 8.25%, 2/15/21, Callable 2/15/16 @ 104.13(a)	99,000
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Diversified Consumer Services, continued
$200,000	Visant Corp., 10.00%, 10/1/17, Callable 10/1/13 @ 107.50	$216,000

		315,000

Diversified Financial Services (1.2%):
391,473	CIT Group, Inc., 7.00%, 5/1/15, Callable 5/16/11 @ 102	394,898
1,080,991	CIT Group, Inc., 7.00%, 5/1/16, Callable 5/16/11 @ 102	1,082,342
650,296	CIT Group, Inc., 7.00%, 5/1/17, Callable 5/16/11 @ 102	651,109
250,000	JPMorgan Chase & Co., Series 1, 7.90%, 4/29/49, Callable 4/30/18 @ 100(b)	273,528
100,000	Pinafore LLC / Pinafore, Inc., 9.00%, 10/1/18, Callable 10/1/14 @ 104.50(a)	108,500

		2,510,377

Diversified Telecommunication Services (0.2%):
50,000	Cequel Communications Holdings I LLC, 8.63%, 11/15/17, Callable 11/15/12 @ 106.47(a)	52,125
250,000	Clearwire Corp., 12.00%, 12/1/15, Callable 12/1/12 @ 106(a)	270,000
100,000	Frontier Communications Corp., 8.25%, 4/15/17	108,000
100,000	Frontier Communications Corp., 8.50%, 4/15/20	108,375

		538,500

Electric Utilities (0.4%):
1,165,000	Texas Competitive Electric Holdings Co. LLC, Series A, 10.25%, 11/1/15, Callable 11/1/11 @ 105.13	681,525
134,000	Texas Competitive Electric Holdings Co. LLC, 15.00%, 4/1/21, Callable 10/1/15 @ 107.50(a)	110,550
11,250	Texas Competitive Electric Holdings Co. LLC, PIK, 10.50%, 11/1/16, Callable 11/1/12 @ 105.25	6,525

		798,600

Food Products (0.2%):
200,000	Dean Foods Co., 9.75%, 12/15/18, Callable 12/15/14 @ 104.88(a)	205,250
135,000	Supervalu, Inc., 8.00%, 5/1/16	135,000

		340,250

Health Care Providers & Services (1.5%):
467,000	Community Health Systems, Inc., 8.88%, 7/15/15, Callable 7/15/11 @ 104.44	492,685
100,000	Giant Funding Corp., 8.25%, 2/1/18, Callable 2/1/14 @ 106.19(a)	102,625
500,000	HCA Holdings, Inc., 7.75%, 5/15/21, Callable 11/15/15 @ 103.88(a)	521,250
399,000	HCA, Inc., 6.50%, 2/15/16	405,982
50,000	HCA, Inc., 7.88%, 2/15/20, Callable 8/15/14 @ 103.94	54,375
500,000	Mylan, Inc., 6.00%, 11/15/18, Callable 11/15/14 @ 103(a)	500,000
500,000	Tenet Healthcare Corp., 9.25%, 2/1/15	550,625
50,000	Vanguard Health Holding LLC / Vanguard Health Holding, Inc., 8.00%, 2/1/18, Callable 2/1/14 @ 104	51,188
300,000	Vanguard Health Holding LLC / Vanguard Health Holding, Inc., 7.75%, 2/1/19, Callable 2/1/14 @ 105.81(a)	303,750
300,000	Vanguard Health Systems, Inc., 13.37%, 2/1/16, Callable 2/1/13 @ 105(a)(f)	190,500

		3,172,980

Hotels, Restaurants & Leisure (0.7%):
100,000	CityCenter Holdings LLC / CityCenter Finance Corp., 7.63%, 1/15/16, Callable 1/15/14 @ 103.81(a)	103,250
400,000	CityCenter Holdings LLC / CityCenter Finance Corp., PIK, 10.75%, 1/15/17, Callable 1/15/14 @ 105.38(a)	413,000
50,000	CKE Restaurants, Inc., 11.38%, 7/15/18, Callable 7/15/14 @ 105.69	55,125
500,000	ClubCorp Club Operations, Inc., 10.00%, 12/1/18, Callable 12/1/14 @ 105(a)	502,500
500,000	MGM Resorts International, 10.00%, 11/1/16(a)	526,250

		1,600,125

Independent Power Producers & Energy Traders (0.7%):
200,000	Calpine Corp., 7.88%, 7/31/20, Callable 7/31/15 @ 103.94(a)	212,500
250,000	Calpine Corp., 7.50%, 2/15/21, Callable 11/1/15 @ 103.75(a)	258,750
500,000	Calpine Corp., 7.88%, 1/15/23, Callable 1/15/17 @ 103.94(a)	518,750
410,000	Dynegy Holdings, Inc., 7.50%, 6/1/15	344,912
50,000	Dynegy Holdings, Inc., 8.38%, 5/1/16	41,875
34,000	Dynegy Roseton / Danskammer Pass Through Trust, Series B, 7.67%, 11/8/16	32,130
115,000	RRI Energy, Inc., 7.88%, 6/15/17	114,138

		1,523,055

Internet Software & Services (0.7%):
275,000	CDW LLC / CDW Finance Corp., 11.00%, 10/12/15, Callable 10/15/11 @ 105.50	298,375
250,000	CDW LLC / CDW Finance Corp., 12.54%, 10/12/17, Callable 10/15/12 @ 106.27	268,125
47,000	First Data Corp., 11.25%, 3/31/16, Callable 9/30/11 @ 105.62	46,824
389,000	First Data Corp., 8.25%, 1/15/21, Callable 1/15/16 @ 104.13(a)	388,027
283,000	First Data Corp., 12.63%, 1/15/21, Callable 1/15/16 @ 112.62(a)	307,055
14,000	First Data Corp., PIK, 9.88%, 9/24/15, Callable 9/30/11 @ 104.94	14,350
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Internet Software & Services, continued
$141,000	First Data Corp., PIK, 8.75%, 1/15/22, Callable 1/15/16 @ 104.38(a)	$140,295
150,000	SunGard Data Systems, Inc., 7.63%, 11/15/20, Callable 11/15/15 @ 103.81(a)	154,125

		1,617,176

Machinery (0.3%):
100,000	Case New Holland, Inc., 7.88%, 12/1/17(a)	111,125
400,000	Manitowoc Co., Inc., 9.50%, 2/15/18, Callable 2/15/14 @ 104.75	442,000
100,000	RBS Global & Rexnord Corp., 8.50%, 5/1/18, Callable 5/1/14 @ 104.25	108,000

		661,125

Media (0.9%):
325,000	Cablevision Systems Corp., 8.63%, 9/15/17	361,562
100,000	Cablevision Systems Corp., 7.75%, 4/15/18	108,000
100,000	Cablevision Systems Corp., 8.00%, 4/15/20	109,000
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.00%, 1/15/19, Callable 1/15/14 @ 105.25(a)	1,022,500
300,000	Clear Channel Communications, Inc., 9.00%, 3/1/21, Callable 3/1/16 @ 104.50(a)	299,250

		1,900,312

Oil, Gas & Consumable Fuels (1.3%):
100,000	ATP Oil & Gas Corp., 11.88%, 5/1/15, Callable 5/1/13 @ 111.88	105,000
345,000	Chesapeake Energy Corp., 6.50%, 8/15/17	373,031
200,000	Chesapeake Energy Corp., 6.88%, 8/15/18, Callable 8/15/13 @ 105.16	217,500
200,000	Chesapeake Energy Corp., 7.25%, 12/15/18	223,500
300,000	Energy Transfer Equity LP, 7.50%, 10/15/20	326,250
500,000	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17, Callable 12/15/14 @ 104.63(a)	535,000
400,000	EXCO Resources, Inc., 7.50%, 9/15/18, Callable 9/15/14 @ 103.75	406,000
100,000	Linn Energy LLC / Linn Energy Finance Corp., 8.63%, 4/15/20, Callable 4/15/15 @ 104.31(a)	111,000
135,000	SandRidge Energy, Inc., 3.92%, 4/1/14, Callable 4/1/12 @ 100(b)	133,027
65,000	SandRidge Energy, Inc., 8.00%, 6/1/18, Callable 6/1/13 @ 104(a)	68,087
100,000	SandRidge Energy, Inc., 8.75%, 1/15/20, Callable 1/15/15 @ 104.38	109,000
155,000	W & T Offshore, Inc., 8.25%, 6/15/14, Callable 6/15/11 @ 104.13(a)	160,425

		2,767,820

Paper & Forest Products (0.0%):
50,000	Newpage Corp., 11.38%, 12/31/14, Callable 3/31/12 @ 105	50,063

Professional Services (0.1%):
300,000	Quintiles Transnational Corp., 9.50%, 12/30/14, Callable 5/16/11 @ 102.50(a)	306,750

Real Estate Investment Trusts (REITs) (0.1%):
200,000	FelCor Lodging LP, 10.00%, 10/1/14	228,500
55,000	iStar Financial, Inc., 8.63%, 6/1/13	55,825
25,000	Realogy Corp., 7.88%, 2/15/19, Callable 2/15/15 @ 103.94	24,813

		309,138

Road & Rail (0.0%):
83,000	Hertz Corp. (The), 8.88%, 1/1/14, Callable 5/16/11 @ 102.22	85,075

Semiconductors & Semiconductor Equipment (0.5%):
100,000	Advanced Micro Devices, Inc., 8.13%, 12/15/17, Callable 12/15/13 @ 104.06	104,000
271,000	Freescale Semiconductor, Inc., 9.25%, 4/15/18, Callable 4/15/14 @ 104.63(a)	296,745
590,000	Freescale Semiconductor, Inc., 10.75%, 8/1/20, Callable 8/1/15 @ 105.38(a)	662,275

		1,063,020

Wireless Telecommunication Services (0.3%):
100,000	CommScope, Inc., 8.25%, 1/15/19, Callable 1/15/15 @ 104.13(a)	104,500
500,000	Cricket Communications, Inc., 7.75%, 10/15/20, Callable 10/15/15 @ 103.88	503,750

		608,250

Total Corporate Bonds (Cost $22,371,988)		23,338,636

Floating Rate Loans (0.8%):
Containers & Packaging (0.0%):
13,852	Smurfit-Stone Container Enterprises, Inc., Term B, 6.75%, 2/22/16(b)	13,876

Electric Utilities (0.4%):
126,573	Texas Competitive Electric Holdings Co. LLC, Term B-3, 3.76%, 10/10/14(b)	105,459
498,711	Texas Competitive Electric Holdings Co. LLC, Term B-1, 3.76%, 10/10/14(b)	419,781
497,429	Texas Competitive Electric Holdings Co. LLC, 3.76%, 10/10/14(b)	417,532

		942,772

Media (0.1%):
22,000	Clear Channel Communications, Inc. 1/29/16(b)(d)	19,078
53,000	Clear Channel Communications, Inc. 1/29/16(b)(d)	46,646
29,885	Clear Channel Communications, Inc., 3.90%, 1/29/16(b)	25,953

		91,677

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Principal		Fair
Amount		Value
Floating Rate Loans, continued
Real Estate Investment Trusts (REITs) (0.3%):
500,000	Istar Financial, Inc., 7.00%, 6/11/14(b)	$499,030
166,143	Realogy Corp., 4.56%, 10/10/13(b)	155,819

		654,849

Real Estate Management & Development (0.0%):
13,545	Realogy Corp., Term B, 3.26%, 10/10/13(b)	12,944

Total Floating Rate Loans (Cost $1,660,456)		1,716,118

Foreign Bonds (18.6%):
Commercial Banks (0.6%):
110,000	Bank Negara Monetary Notes, Series 7210, 2.71%, 6/2/11+(f)	36,164
60,000	Bank Negara Monetary Notes, Series 7010, 2.71%, 6/30/11+(f)	19,683
60,000	Bank Negara Monetary Notes, Series 4310, 2.81%, 7/19/11+(f)	19,653
1,400,000	Bank Negara Monetary Notes, Series 4610, 2.71%, 7/28/11+(f)	458,189
40,000	Bank Negara Monetary Notes, Series 0311, 2.71%, 8/9/11+(f)	13,078
5,000	Bank Negara Monetary Notes, Series 0511, 2.71%, 8/23/11+(f)	1,633
1,865,000	Bank Negara Monetary Notes, Series 1311, 2.71%, 10/11/11+(f)	606,878
35,000	Bank Negara Monetary Notes, Series 6010, 2.71%, 10/13/11+(f)	11,396
110,000	Bank Negara Monetary Notes, Series 7810, 2.71%, 10/25/11+(f)	35,755
5,000	Bank Negara Monetary Notes, Series 0611, 2.71%, 12/1/11+(f)	1,621
180,000	Bank Negara Monetary Notes, Series 7410, 2.71%, 12/15/11+(f)	58,282
5,000	Bank Negara Monetary Notes, Series 0911, 2.71%, 2/21/12+(f)	1,611

Sovereign Bonds (18.0%):
		1,263,943

340,000	Australian Government, Series 123, 5.75%, 4/15/12+	354,939
25,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 5/15/13+(g)	31,444
365,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 5/15/15+(g)	453,881
1,200,000	Brazil Nota do Tesouro Nacional, Series NTNF, 10.00%, 1/1/17+(g)	670,099
140,000	Brazil Nota do Tesouro Nacional, Series NTNB, 6.00%, 5/15/45+(g)	182,474
425,000	Egypt Treasury Bill, Series 273, 10.09%, 4/5/11+(f)	71,238
1,075,000	Egypt Treasury Bill, Series 364, 10.31%, 4/12/11+(f)	180,027
100,000	Egypt Treasury Bill, Series 273, 10.04%, 5/3/11+(f)	16,638
275,000	Egypt Treasury Bill, Series 364, 10.11%, 5/10/11+(f)	45,656
1,775,000	Egypt Treasury Bill, Series 273, 9.91%, 5/31/11+(f)	292,784
150,000	Egypt Treasury Bill, Series 364, 10.08%, 6/7/11+(f)	24,687
200,000	Egypt Treasury Bill, Series 364, 10.30%, 6/21/11+(f)	32,775
25,000	Egypt Treasury Bill, Series 182, 10.70%, 6/21/11+(f)	4,097
25,000	Egypt Treasury Bill, Series 182, 10.70%, 6/28/11+(f)	4,088
425,000	Egypt Treasury Bill, Series 364, 10.33%, 7/12/11+(f)	69,183
350,000	Egypt Treasury Bill, Series 364, 10.05%, 8/9/11+(f)	56,445
300,000	Egypt Treasury Bill, Series 182, 11.75%, 8/16/11+(f)	48,255
350,000	Egypt Treasury Bill, Series 364, 11.78%, 8/30/11+(f)	56,040
25,000	Egypt Treasury Bill, Series 364, 10.26%, 9/20/11+(f)	3,974
1,000,000	Egypt Treasury Bill, Series 364, 10.55%, 11/8/11+(f)	156,404
575,000	Egypt Treasury Bill, Series 364, 10.33%, 12/6/11+(f)	89,131
3,025,000	Egypt Treasury Bill, Series 371, 10.33%, 1/17/12+(f)	462,662
525,000	Egypt Treasury Bill, Series 364, 12.02%, 2/21/12+(f)	79,297
3,400,000,000	Indonesia Government, Series FR49, 9.00%, 9/15/13+	408,780
5,300,000,000	Indonesia Government, Series FR34, 12.80%, 6/15/21+	805,119
3,200,000,000	Indonesia Government, Series FR44, 10.00%, 9/15/24+	403,292
3,300,000,000	Indonesia Government, Series FR47, 10.00%, 2/15/28+	405,218
420,000	Israel Government Bond, Series 2680, 7.00%, 4/29/11+	128,856
830,000	Israel Treasury Bill, Series 411, 2.09%, 4/6/11+(f)	238,489
40,000	Israel Treasury Bill, Series 0611, 2.11%, 6/1/11+(f)	11,442
75,000	Israel Treasury Bill, Series 0711, 2.11%, 7/6/11+(f)	21,389
3,015,000	Israel Treasury Bill, Series 0911, 2.29%, 9/7/11+(f)	854,774
789,000	Israel Treasury Bill, Series 1011, 2.34%, 10/5/11+(f)	223,057
125,000	Israel Treasury Bill, Series 1111, 2.27%, 11/2/11+(f)	35,252
105,000	Israel Treasury Bill, Series 1211, 2.25%, 12/7/11+(f)	29,488
1,715,000	Israel Treasury Bill, Series 0112, 2.37%, 1/4/12+(f)	480,802
215,000	Israel Treasury Bill, Series 0212, 2.91%, 2/1/12+(f)	60,003
575,000	Israel Treasury Bill, Series 0252, 2.97%, 2/29/12+(f)	159,962
1,420,000,000	Korea Treasury Bond, Series 1112, 4.75%, 12/10/11+	1,306,914
2,005,000,000	Korea Treasury Bond, Series 1206, 4.00%, 6/10/12+	1,837,589
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Shares or Principal		Fair
Amount		Value
Foreign Bonds, continued
Sovereign Bonds, continued
1,808,000,000	Korea Treasury Bond, Series 1212, 4.25%, 12/10/12+	$1,665,586
104,000,000	Korea Treasury Bond, Series 1303, 5.25%, 3/10/13+	97,614
2,579,000,000	Korea Treasury Bond, Series 1306, 3.75%, 6/10/13+	2,354,363
367,150,000	Korea Treasury Bond, Series 1312, 3.00%, 12/10/13+	328,446
10,000	Malaysia Treasury Bill, Series 364, 2.81%, 7/1/11+(f)	3,281
5,040,000	Malaysian Government, Series 1, 3.83%, 9/28/11+	1,676,332
2,059,000	Malaysian Government, Series 0309, 2.71%, 2/14/12+	679,847
2,165,000	Malaysian Government, Series 5-06, 3.72%, 6/15/12+	721,696
1,525,000	Malaysian Government, Series 0109, 2.51%, 8/27/12+	500,362
12,530,000	Mexico Bonos Desarr, Series M, 9.00%, 6/20/13+(h)	1,119,715
4,830,000	Mexico Bonos Desarr, Series MI10, 8.00%, 12/19/13+(b)(h)	424,393
5,000,000	Mexico Bonos Desarr, Series M 20, 8.00%, 12/7/23+(h)	426,760
1,700,000	Mexico Bonos Desarr, Series M 30, 10.00%, 11/20/36+(h)	165,396
1,180,000	New South Wales Treasury Corp., Series 12, 6.00%, 5/1/12+	1,233,630
300,000	New South Wales Treasury Corp., Series 813, 5.50%, 8/1/13+	312,167
12,800,000	Norwegian Government, 6.00%, 5/16/11+	2,325,220
3,600,000	Norwegian Treasury Bill, 2.30%, 12/21/11+(f)	639,712
2,760,000	Norwegian Treasury Bill, 2.41%, 12/21/11+(f)	490,446
8,170,000	Philippine Government International Bond, Series 5-65, 5.75%, 2/21/12+	193,415
5,000,000	Philippine Government International Bond, Series R3-7, 5.25%, 9/24/12+	118,293
3,760,000	Philippine Government International Bond, Series 3-19, 5.25%, 1/7/13+	88,699
10,590,000	Philippine Government International Bond, Series 7-43, 8.75%, 3/3/13+	264,768
400,000	Philippine Treasury Bill, 1.25%, 7/13/11+(f)	9,167
2,120,000	Philippine Treasury Bill, 2.35%, 8/10/11+(f)	48,533
800,000	Philippine Treasury Bill, 1.43%, 9/7/11+(f)	18,285
140,000	Philippine Treasury Bill, 2.51%, 10/19/11+(f)	3,187
1,890,000	Philippine Treasury Bill, 1.93%, 11/16/11+(f)	42,953
1,470,000	Philippine Treasury Bill, 1.89%, 11/29/11+(f)	33,408
880,000	Philippine Treasury Bill, 1.96%, 1/11/12+(f)	19,906
2,820,000	Philippine Treasury Bill, 2.58%, 2/8/12+(f)	63,681
990,000	Philippine Treasury Bill, 2.46%, 2/22/12+(f)	22,302
3,530,000	Philippine Treasury Bill, 2.29%, 3/7/12+(f)	79,545
1,100,000	Philippine Treasury Bill, 2.19%, 3/21/12+(f)	24,802
2,705,000	Poland Government Bond, Series 0412, 4.75%, 4/25/12+	953,535
510,000	Poland Government Bond, Series 0712, 4.69%, 7/25/12+(f)	169,053
865,000	Poland Government Bond, Series 1012, 4.85%, 10/25/12+(f)	282,719
2,935,000	Poland Government Bond, Series 0113, 4.93%, 1/25/13+(f)	946,292
740,000	Poland Government Bond, Series 0413, 5.25%, 4/25/13+	261,690
750,000	Poland Government Bond, Series 0414, 5.75%, 4/25/14+	267,233
720,000	Poland Government Bond, Series 1015, 6.25%, 10/24/15+	259,311
395,000	Queensland Treasury Corp., Series 11, 6.00%, 6/14/11+	409,399
780,000	Queensland Treasury Corp., Series 13, 6.00%, 8/14/13+	823,048
45,000	Queensland Treasury Corp., 7.13%, 9/18/17+(a)	37,192
200,000	Republic of Hungary, 5.75%, 6/11/18+	279,204
80,000	Republic of South Africa, Series E, 4.50%, 4/5/16, MTN+	114,918
11,475,000	Swedish Government, Series 1046, 5.50%, 10/8/12+	1,903,467
4,875,000	Swedish Treasury Bill, 1.91%, 9/21/11+(f)	765,714
430,000	United Kingdom Treasury Bill, 0.59%, 7/25/11+(f)	688,128
96,000	United Kingdom Treasury Bill, 0.57%, 8/1/11+(f)	153,647
60,000	United Kingdom Treasury Bill, 0.63%, 8/8/11+(f)	96,019
80,000	United Kingdom Treasury Note, 9.00%, 7/12/11+	131,358
473,000	United Kingdom Treasury Note, 3.25%, 12/7/11+	771,660
163,000	United Kingdom Treasury Note, 5.00%, 3/7/12+	271,367
2,050,000	Western Australian Treasury Corp., Series 12, 5.50%, 7/17/12+	2,133,037
160,000	Western Australian Treasury Corp., Series 13, 8.00%, 6/15/13+	175,110

		38,885,655

Total Foreign Bonds (Cost $38,326,294)		40,149,598

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Principal		Fair
Amount		Value
Preferred Stocks (0.4%):
Insurance (0.1%):
2,000	MetLife, Inc.	$169,700
Metals & Mining (0.1%):
8,020	Vale SA, SP ADR, Preferred Shares	236,751
Oil, Gas & Consumable Fuels (0.1%):
100	Chesapeake Energy Corp., Series A(a)	137,901
Real Estate Investment Trusts (REITs) (0.1%):
2,500	FelCor Lodging Trust, Inc., Series A	67,500
116	Wells Fargo & Co., Series L, Class A	120,083

		187,583

Total Preferred Stock (Cost $641,070)		731,935

Municipal Bonds (0.2%):
California (0.2%):
$15,000	California State, Build America Bonds, GO, 6.65%, 3/1/22	16,176
40,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	43,046
100,000	California State, Build America Bonds, GO, 7.95%, 3/1/36, Callable 3/1/20 @ 100	106,859
10,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	10,542
125,000	California State, Build America Bonds, GO, 7.63%, 3/1/40	136,744
30,000	California State, GO, 5.25%, 3/1/30, Callable 3/1/20 @ 100	29,715
25,000	California State, GO, 5.50%, 3/1/40, Callable 3/1/20 @ 100	24,055

		367,137

Illinois (0.0%):
60,000	Illinois State, GO, 4.42%, 1/1/15	59,651

Michigan (0.0%):
5,000	Detroit Michigan, GO, 4.50%, 11/1/23, Callable 11/1/20 @ 100	4,864

New York (0.0%):
35,000	New York State Dormitory Authority State Personal Income Tax, Build America Bonds, Revenue, 5.60%, 3/15/40	33,871

Total Municipal Bonds (Cost $453,064)		465,523

Yankee Dollars (3.7%):
Commercial Banks (0.3%):
100,000	Export-Import Bank of Korea, 8.13%, 1/21/14+	114,632
110,000	Korea Development Bank, 8.00%, 1/23/14+	125,547
500,000	UPCB Finance III, Ltd., 6.63%, 7/1/20+(a)	490,000

		730,179

Construction & Engineering (0.2%):
400,000	Abengoa Finance SAU, 8.88%, 11/1/17+(a)	399,000

Consumer Finance (0.1%):
100,000	NXP BV / NXP Funding LLC, 9.75%, 8/1/18+(a)	112,000

Diversified Financial Services (0.1%):
200,000	CEVA Group plc, 8.38%, 12/1/17+(a)	204,000
100,000	CEVA Group plc, 11.50%, 4/1/18+(a)	108,625

		312,625

Metals & Mining (0.3%):
100,000	FMG Resources Pty, Ltd., 7.00%, 11/1/15+(a)	103,750
500,000	FMG Resources Pty, Ltd., 6.88%, 2/1/18+(a)	521,250

		625,000

Oil, Gas & Consumable Fuels (0.6%):
100,000	Expro Finance Luxembourg, 8.50%, 12/15/16+(a)	99,000
24,000	OPTI Canada, Inc., 9.00%, 12/15/12+	24,390
25,000	OPTI Canada, Inc., 9.75%, 8/15/13+	25,062
790,000	Petroleos de Venezuela SA, 12.93%, 7/10/11, Series 2011+(f)	772,225
190,000	Petroplus Finance, Ltd., 6.75%, 5/1/14+(a)	186,200
85,000	Petroplus Finance, Ltd., 7.00%, 5/1/17+(a)	80,750

		1,187,627

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Yankee Dollars, continued
Sovereign Bonds (1.9%):
$170,000	Emirate of Abu Dhabi, 6.75%, 4/8/19+(a)	$195,500
175,000	Indonesia Government International Bond, 11.63%, 3/4/19+(a)	251,125
1,120,000	Republic of Argentina, 0.47%, 8/3/12+(b)	272,720
483,000	Republic of Hungary, 6.25%, 1/29/20+	491,452
410,000	Republic of Hungary, 6.38%, 3/29/21+	410,410
320,000	Republic of Iraq, 5.80%, 1/15/28+(a)	293,600
100,000	Republic of Lithuania, 7.38%, 2/11/20+	111,500
230,000	Republic of Lithuania, 7.38%, 2/11/20+(a)	256,056
150,000	Republic of Lithuania, 6.13%, 3/9/21+(a)	153,150
45,000	Republic of Venezuela, 1.30%, 4/20/11+(b)	44,865
662,300	Russia Foreign Bond, 7.50%, 3/31/30+(a)(e)	773,898
100,000	Socialist Republic of Vietnam, 6.75%, 1/29/20+	103,750
240,000	South Africa Government International Bond, 6.88%, 5/27/19+	278,700
170,000	State of Qatar, 6.55%, 4/9/19+(a)	191,675
330,000	Ukraine Government, 7.95%, 2/23/21+(a)	339,884

		4,168,285

Wireless Telecommunication Services (0.2%):
500,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21+(a)(d)	501,250

Total Yankee Dollars (Cost $8,139,338)		8,035,966

U.S. Government Agency (4.3%):
Federal Home Loan Bank (4.3%)
9,170,000	0.00%, 4/1/11(f)	9,170,000

Total U.S. Government Agency (Cost $9,170,000)		9,170,000

Investment Company (5.4%):
11,754,729	Dreyfus Treasury Prime Cash Management, 0.00%(f)	11,754,729

Total Investment Company (Cost $11,754,729)		11,754,729

Total Investment Securities (Cost $201,820,154)(i)—100.1%		216,143,669

Net other assets (liabilities) — (0.1)%		(140,571)

Net Assets — 100.0%		$216,003,098

Percentages indicated are based on net assets as of March 31, 2011.

ADR	American Depositary Receipt

GO	General Obligation

MTN	Medium Term Note

PIK	Payment-in-Kind

SP ADR Sponsored American Depositary Receipt

†	Investment securities are segregated as collateral for forward foreign currency contracts and securities purchased on a when-issued basis. The aggregate fair value of these securities is $597,040.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

*	Non-income producing security

#	Escrowed security

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Variable rate security. The rate presented represents the rate in effect at March 31, 2011. The date presented represents the final maturity date.

(c)	Security purchased on a “when-issued” basis. The cost of securities was $1,598,780.

(d)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2011. The total of all such securities represent 0.03% of the net assets of the fund.

(e)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate represents the effective yield at March 31, 2011.

(f)	The rate represents the effective yield at March 31, 2011.

(g)	Principal amount is stated in 1,000 Brazilian Real Units.

(h)	Principal amount is stated in 100 Mexican Peso Units.

(i)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
See Notes to the Schedules of Portfolio Investments.

As of March 31, 2011, the Fund’s open forward foreign currency contracts were as follows:

					Unrealized
		Delivery	Contract		Appreciation/
Long Contracts	Counterparty	Date	Amount	Fair Value	(Depreciation)
Receive 43,216 Australian Dollars in exchange for U.S. Dollars	UBS Warburg	2/8/12	$41,909	$42,960	$1,051
Receive 43,228 Australian Dollars in exchange for U.S. Dollars	Morgan Stanley	2/8/12	42,033	42,972	939
Receive 435,000 Brazilian Real in exchange for U.S. Dollars	Deutsche Bank	10/31/11	235,772	254,181	18,409
Receive 17,552 British Pounds in exchange for U.S. Dollars	Barclays Bank	1/24/12	27,810	27,988	178
Receive 17,502 British Pounds in exchange for U.S. Dollars	Deutsche Bank	1/24/12	27,704	27,908	204
Receive 11,688 British Pounds in exchange for U.S. Dollars	Citibank	1/24/12	18,470	18,637	167
Receive 9,301 British Pounds in exchange for U.S. Dollars	Deutsche Bank	1/26/12	14,799	14,830	31
Receive 2,341 British Pounds in exchange for U.S. Dollars	JP Morgan Chase	1/27/12	3,725	3,733	8
Receive 7,025 British Pounds in exchange for U.S. Dollars	Morgan Stanley	1/27/12	11,059	11,201	142
Receive 11,788 British Pounds in exchange for U.S. Dollars	Barclays Bank	1/27/12	18,540	18,795	255
Receive 4,650 British Pounds in exchange for U.S. Dollars	JP Morgan Chase	1/30/12	7,319	7,414	95
Receive 2,361 British Pounds in exchange for U.S. Dollars	Morgan Stanley	1/31/12	3,738	3,764	26
Receive 9,103 British Pounds in exchange for U.S. Dollars	Morgan Stanley	2/1/12	14,349	14,512	163
Receive 7,906 British Pounds in exchange for U.S. Dollars	Citibank	2/1/12	12,505	12,604	99
Receive 981 British Pounds in exchange for U.S. Dollars	Barclays Bank	2/1/12	1,547	1,564	17
Receive 61,544 British Pounds in exchange for U.S. Dollars	Barclays Bank	2/14/12	98,063	98,087	24
Receive 74,696 British Pounds in exchange for U.S. Dollars	Deutsche Bank	3/29/12	118,995	118,925	(70)
Receive 74,687 British Pounds in exchange for U.S. Dollars	Morgan Stanley	3/29/12	118,996	118,910	(86)
Receive 149,827 British Pounds in exchange for U.S. Dollars	Barclays Bank	3/30/12	237,991	238,537	546
Receive 89,848 British Pounds in exchange for U.S. Dollars	Credit Suisse	4/2/12	142,795	143,036	241
Receive 4,500,000 Chilean Pesos in exchange for U.S. Dollars	Deutsche Bank	5/10/11	8,474	9,387	913
Receive 162,750,000 Chilean Pesos in exchange for U.S. Dollars	Deutsche Bank	7/11/11	300,000	337,432	37,432
Receive 153,759,000 Chilean Pesos in exchange for U.S. Dollars	Barclays Bank	10/28/11	303,572	315,047	11,475
Receive 307,366,000 Chilean Pesos in exchange for U.S. Dollars	Deutsche Bank	10/28/11	607,143	629,782	22,639
Receive 8,700,000 Chilean Pesos in exchange for U.S. Dollars	Morgan Stanley	1/13/12	17,145	17,675	530
Receive 305,012,200 Chilean Pesos in exchange for U.S. Dollars	Morgan Stanley	1/20/12	610,000	619,173	9,173
Receive 4,400,000 Chilean Pesos in exchange for U.S. Dollars	Deutsche Bank	2/10/12	8,939	8,911	(28)
Receive 4,400,000 Chilean Pesos in exchange for U.S. Dollars	Barclays Bank	2/13/12	8,928	8,908	(20)
Receive 4,400,000 Chilean Pesos in exchange for U.S. Dollars	Deutsche Bank	2/14/12	8,972	8,907	(65)
Receive 8,010,000 Chilean Pesos in exchange for U.S. Dollars	Morgan Stanley	2/14/12	16,476	16,215	(261)
Receive 4,300,000 Chilean Pesos in exchange for U.S. Dollars	JP Morgan Chase	2/21/12	8,827	8,698	(129)
Receive 7,240,000 Chilean Pesos in exchange for U.S. Dollars	Morgan Stanley	2/16/12	15,039	14,653	(386)
Receive 3,890,000 Chilean Pesos in exchange for U.S. Dollars	Deutsche Bank	2/21/12	8,044	7,869	(175)
Receive 7,300,000 Chilean Pesos in exchange for U.S. Dollars	JP Morgan Chase	2/22/12	15,153	14,764	(389)
Receive 7,250,000 Chilean Pesos in exchange for U.S. Dollars	Morgan Stanley	2/16/12	15,054	14,673	(381)
Receive 3,250,000 Chilean Pesos in exchange for U.S. Dollars	Deutsche Bank	2/29/12	6,714	6,568	(146)
Receive 3,250,000 Chilean Pesos in exchange for U.S. Dollars	Deutsche Bank	2/27/12	6,714	6,569	(145)
Receive 2,610,000 Chilean Pesos in exchange for U.S. Dollars	Deutsche Bank	2/23/12	5,392	5,278	(114)
Receive 3,900,000 Chilean Pesos in exchange for U.S. Dollars	JP Morgan Chase	2/28/12	8,033	7,883	(150)
Receive 9,210,000 Chilean Pesos in exchange for U.S. Dollars	Morgan Stanley	2/27/12	18,983	18,617	(366)
Receive 4,000,000 Chilean Pesos in exchange for U.S. Dollars	Barclays Bank	3/1/12	8,137	8,083	(54)
Receive 8,000,000 Chilean Pesos in exchange for U.S. Dollars	Barclays Bank	2/29/12	16,297	16,168	(129)
Receive 5,600,000 Chilean Pesos in exchange for U.S. Dollars	Morgan Stanley	2/28/12	11,426	11,318	(108)
Receive 700,000 Chilean Pesos in exchange for U.S. Dollars	Deutsche Bank	3/2/12	1,425	1,414	(11)
Receive 700,000 Chilean Pesos in exchange for U.S. Dollars	Deutsche Bank	3/1/12	1,425	1,414	(11)
Receive 2,500,000 Chilean Pesos in exchange for U.S. Dollars	Morgan Stanley	3/12/12	5,083	5,045	(38)
Receive 4,300,000 Chilean Pesos in exchange for U.S. Dollars	JP Morgan Chase	3/21/12	8,630	8,670	40
Receive 18,000 Danish Kroner in exchange for U.S. Dollars	SSBT	4/26/11	3,282	3,421	139
Receive 87,473 Danish Kroner in exchange for U.S. Dollars	SSBT	4/26/11	16,113	16,623	510
Receive 19,150 Danish Kroner in exchange for U.S. Dollars	Deutsche Bank	4/26/11	3,541	3,639	98
Receive 72,100 Danish Kroner in exchange for U.S. Dollars	Deutsche Bank	4/26/11	13,482	13,701	219
Receive 63,000 Danish Kroner in exchange for U.S. Dollars	Deutsche Bank	4/26/11	11,744	11,972	228
Receive 64,250 Danish Kroner in exchange for U.S. Dollars	Deutsche Bank	4/26/11	12,054	12,210	156
Receive 87,803 Danish Kroner in exchange for U.S. Dollars	SSBT	4/26/11	16,729	16,685	(44)
Receive 43,300 Danish Kroner in exchange for U.S. Dollars	Deutsche Bank	4/26/11	8,190	8,229	39
Receive 25,650 Danish Kroner in exchange for U.S. Dollars	Deutsche Bank	4/26/11	4,882	4,874	(8)
Receive 14,490,000 Indian Rupees in exchange for U.S. Dollars	JP Morgan Securities	7/12/11	300,000	318,704	18,704
Receive 41,781,250 Indian Rupees in exchange for U.S. Dollars	JP Morgan Securities	10/31/11	891,429	901,421	9,992
Receive 43,950,000 Indian Rupees in exchange for U.S. Dollars	JP Morgan Chase	3/15/12	918,496	927,607	9,111
Receive 2,580,361 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	4/4/11	31,175	31,029	(146)
Receive 1,823,500 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	4/20/11	21,964	21,930	(34)
Receive 9,520,000 Philippine Pesos in exchange for U.S. Dollars	JP Morgan Securities	7/11/11	200,000	218,613	18,613
Receive 3,200,000 Philippine Pesos in exchange for U.S. Dollars	HSBC	9/30/11	70,820	73,287	2,467
Receive 2,600,000 Philippine Pesos in exchange for U.S. Dollars	HSBC	10/3/11	57,538	59,540	2,002
Receive 2,140,000 Philippine Pesos in exchange for U.S. Dollars	HSBC	10/27/11	48,736	48,972	236
Receive 4,270,000 Philippine Pesos in exchange for U.S. Dollars	Deutsche Bank	10/28/11	97,245	97,713	468
Receive 35,820,000 Philippine Pesos in exchange for U.S. Dollars	Deutsche Bank	10/28/11	815,351	819,690	4,339
Receive 1,420,000 Philippine Pesos in exchange for U.S. Dollars	HSBC	10/28/11	32,347	32,495	148
Receive 2,780,000 Philippine Pesos in exchange for U.S. Dollars	HSBC	10/31/11	63,225	63,611	386
Receive 1,400,000 Philippine Pesos in exchange for U.S. Dollars	Deutsche Bank	11/4/11	32,542	32,030	(512)
Receive 3,000,000 Philippine Pesos in exchange for U.S. Dollars	Deutsche Bank	11/14/11	69,683	68,617	(1,066)
Receive 438,000 Polish Zloty in exchange for U.S. Dollars	Deutsche Bank	4/4/11	154,351	154,282	(69)
Receive 154,000 Singapore Dollars in exchange for U.S. Dollars	HSBC	2/17/12	120,460	122,341	1,881
Receive 103,000 Singapore Dollars in exchange for U.S. Dollars	Barclays Bank	2/17/12	80,617	81,826	1,209
Receive 221,000 Singapore Dollars in exchange for U.S. Dollars	Deutsche Bank	2/8/12	173,790	175,561	1,771
Receive 25,000 Singapore Dollars in exchange for U.S. Dollars	Deutsche Bank	2/8/12	19,642	19,860	218
Receive 125,400 Singapore Dollars in exchange for U.S. Dollars	HSBC	2/13/12	98,472	99,619	1,147
Receive 90,300 Singapore Dollars in exchange for U.S. Dollars	HSBC	2/14/12	70,909	71,736	827
Receive 34,819 Singapore Dollars in exchange for U.S. Dollars	Barclays Bank	2/9/12	27,333	27,660	327
Receive 123,000 Singapore Dollars in exchange for U.S. Dollars	HSBC	2/7/12	96,328	97,710	1,382
Receive 123,000 Singapore Dollars in exchange for U.S. Dollars	Deutsche Bank	2/7/12	96,316	97,710	1,394
Receive 154,000 Singapore Dollars in exchange for U.S. Dollars	Deutsche Bank	2/17/12	120,456	122,341	1,885
Receive 212,000 Singapore Dollars in exchange for U.S. Dollars	Deutsche Bank	2/24/12	165,849	168,423	2,574
Receive 132,000 Singapore Dollars in exchange for U.S. Dollars	Deutsche Bank	2/27/12	103,521	104,868	1,347
Receive 132,000 Singapore Dollars in exchange for U.S. Dollars	Deutsche Bank	2/29/12	103,390	104,869	1,479
Receive 316,000 Singapore Dollars in exchange for U.S. Dollars	JP Morgan Chase	3/19/12	247,087	251,070	3,983
Receive 252,000 Singapore Dollars in exchange for U.S. Dollars	HSBC	3/19/12	197,498	200,220	2,722
Receive 220,800 Singapore Dollars in exchange for U.S. Dollars	Deutsche Bank	3/19/12	173,085	175,431	2,346
Receive 237,700 Singapore Dollars in exchange for U.S. Dollars	Deutsche Bank	3/21/12	185,428	188,861	3,433
Receive 190,000 Singapore Dollars in exchange for U.S. Dollars	HSBC	3/21/12	148,385	150,961	2,576

					$200,012

See Notes to the Schedules of Portfolio Investments.

					Unrealized
		Delivery			Appreciation/
Short Contracts	Counterparty	Date	Contract Amount	Fair Value	(Depreciation)
Deliver 496 British Pounds in exchange for U.S. Dollars	Credit Suisse	4/4/11	$798	$796	$2
Deliver 180,000 British Pounds in exchange for U.S. Dollars	Deutsche Bank	5/12/11	292,552	288,566	3,986
Deliver 1,931,396 British Pounds in exchange for U.S. Dollars	Deutsche Bank	5/12/11	3,097,959	3,096,307	1,652
Deliver 160,000 British Pounds in exchange for U.S. Dollars	HSBC	5/12/11	258,097	256,503	1,594
Deliver 588,300 Danish Kroner in exchange for U.S. Dollars	SSBT	4/26/11	106,069	111,797	(5,728)
Deliver 5,122 Danish Kroner in exchange for U.S. Dollars	Handelsbanken Markets	4/4/11	975	974	1
Deliver 37,000 Euros in exchange for U.S. Dollars	UBS Warburg	4/7/11	49,983	52,422	(2,439)
Deliver 61,000 Euros in exchange for U.S. Dollars	Deutsche Bank	4/7/11	82,431	86,425	(3,994)
Deliver 73,000 Euros in exchange for U.S. Dollars	HSBC	4/7/11	98,654	103,426	(4,772)
Deliver 99,000 Euros in exchange for U.S. Dollars	UBS Warburg	4/13/11	133,363	140,248	(6,885)
Deliver 60,000 Euros in exchange for U.S. Dollars	HSBC	4/14/11	81,908	84,997	(3,089)
Deliver 1,030,000 Euros in exchange for U.S. Dollars	Deutsche Bank	7/11/11	1,295,266	1,456,317	(161,051)
Deliver 840,000 Euros in exchange for U.S. Dollars	Deutsche Bank	9/30/11	1,134,924	1,185,120	(50,196)
Deliver 320,000 Euros in exchange for U.S. Dollars	Deutsche Bank	10/18/11	448,480	451,210	(2,730)
Deliver 1,644,000 Euros in exchange for U.S. Dollars	Deutsche Bank	10/31/11	2,253,595	2,317,112	(63,517)
Deliver 100,000 Euros in exchange for U.S. Dollars	Deutsche Bank	12/2/11	130,125	140,797	(10,672)
Deliver 97,000 Euros in exchange for U.S. Dollars	Barclays Bank	12/12/11	128,176	136,529	(8,353)
Deliver 146,000 Euros in exchange for U.S. Dollars	Deutsche Bank	2/27/12	198,935	204,981	(6,046)
Deliver 41,800 Euros in exchange for U.S. Dollars	Deutsche Bank	3/1/12	56,992	58,680	(1,688)
Deliver 89,930 Euros in exchange for U.S. Dollars	Deutsche Bank	2/29/12	122,889	126,251	(3,362)
Deliver 17,000 Euros in exchange for U.S. Dollars	Deutsche Bank	2/17/12	22,811	23,876	(1,065)
Deliver 17,000 Euros in exchange for U.S. Dollars	UBS Warburg	2/21/12	22,760	23,873	(1,113)
Deliver 150,000 Euros in exchange for U.S. Dollars	Deutsche Bank	4/15/11	203,844	212,489	(8,645)
Deliver 115,000 Euros in exchange for U.S. Dollars	Deutsche Bank	1/5/12	153,301	161,737	(8,436)
Deliver 220,000 Euros in exchange for U.S. Dollars	HSBC	4/15/11	298,962	311,650	(12,688)
Deliver 2,358,310 Euros in exchange for U.S. Dollars	SSBT	4/15/11	3,140,090	3,340,761	(200,671)
Deliver 95,000 Euros in exchange for U.S. Dollars	Deutsche Bank	4/15/11	130,245	134,576	(4,331)
Deliver 15,000 Euros in exchange for U.S. Dollars	JP Morgan Chase	2/16/12	20,064	21,067	(1,003)
Deliver 15,000 Euros in exchange for U.S. Dollars	UBS Warburg	2/16/12	20,072	21,067	(995)
Deliver 320,000 Euros in exchange for U.S. Dollars	Deutsche Bank	4/15/11	441,261	453,309	(12,048)
Deliver 92,260 Euros in exchange for U.S. Dollars	Deutsche Bank	4/15/11	126,765	130,694	(3,929)
Deliver 1,650,000 Euros in exchange for U.S. Dollars	Deutsche Bank	1/23/12	2,215,884	2,319,213	(103,329)
Deliver 43,000 Euros in exchange for U.S. Dollars	Deutsche Bank	3/5/12	58,768	60,357	(1,589)
Deliver 150,000 Euros in exchange for U.S. Dollars	Deutsche Bank	4/15/11	209,120	212,489	(3,369)
Deliver 15,000 Euros in exchange for U.S. Dollars	HSBC	3/8/12	20,730	21,053	(323)
Deliver 57,000 Euros in exchange for U.S. Dollars	UBS Warburg	3/8/12	78,862	80,000	(1,138)
Deliver 43,000 Euros in exchange for U.S. Dollars	Morgan Stanley	3/8/12	59,488	60,351	(863)
Deliver 690,000 Euros in exchange for U.S. Dollars	Deutsche Bank	3/15/12	948,060	968,208	(20,148)
Deliver 13,000 Euros in exchange for U.S. Dollars	Deutsche Bank	3/16/12	17,983	18,241	(258)
Deliver 121,000 Euros in exchange for U.S. Dollars	Deutsche Bank	3/16/12	167,385	169,781	(2,396)
Deliver 87,000 Euros in exchange for U.S. Dollars	Deutsche Bank	3/21/12	120,749	122,054	(1,305)
Deliver 86,000 Euros in exchange for U.S. Dollars	Deutsche Bank	3/22/12	120,508	120,647	(139)
Deliver 220,000 Euros in exchange for U.S. Dollars	SSBT	4/15/11	312,492	311,650	842
Deliver 78,000 Euros in exchange for U.S. Dollars	Deutsche Bank	3/26/12	109,170	109,411	(241)
Deliver 109,000 Euros in exchange for U.S. Dollars	Deutsche Bank	4/4/12	153,118	152,860	258
Deliver 3,500,000 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	4/20/11	38,167	42,092	(3,925)
Deliver 3,500,000 Japanese Yen in exchange for U.S. Dollars	Citibank	4/20/11	38,187	42,092	(3,905)
Deliver 7,475,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	5/10/11	83,679	89,909	(6,230)
Deliver 11,175,000 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	5/10/11	125,519	134,412	(8,893)
Deliver 11,180,000 Japanese Yen in exchange for U.S. Dollars	Citibank	5/10/11	125,514	134,472	(8,958)
Deliver 26,073,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	7/11/11	300,000	313,789	(13,789)
Deliver 22,800,000 Japanese Yen in exchange for U.S. Dollars	JP Morgan Chase	8/30/11	270,430	274,554	(4,124)
Deliver 121,466,500 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	9/29/11	1,450,000	1,463,206	(13,206)
Deliver 11,795,280 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	4/20/11	145,520	141,855	3,665
Deliver 609,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	4/20/11	7,540	7,324	216
Deliver 1,439,670 Japanese Yen in exchange for U.S. Dollars	SSB Soft Dollar	4/20/11	17,743	17,314	429
Deliver 91,650,000 Japanese Yen in exchange for U.S. Dollars	JP Morgan Securities	10/31/11	1,129,494	1,104,745	24,749
Deliver 20,662,500 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	10/31/11	254,464	249,065	5,399
Deliver 3,093,000 Japanese Yen in exchange for U.S. Dollars	JP Morgan Chase	11/16/11	37,798	37,295	503
Deliver 6,194,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	11/16/11	75,667	74,686	981
Deliver 1,491,000 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	11/17/11	18,127	17,979	148
Deliver 6,176,000 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	11/17/11	75,086	74,471	615
Deliver 2,471,000 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	11/17/11	30,010	29,796	214
Deliver 1,616,000 Japanese Yen in exchange for U.S. Dollars	HSBC	11/17/11	19,550	19,486	64
Deliver 8,613,000 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	11/21/11	103,871	103,865	6
Deliver 1,757,460 Japanese Yen in exchange for U.S. Dollars	State Street	4/20/11	21,135	21,136	(1)
Deliver 6,679,000 Japanese Yen in exchange for U.S. Dollars	Bank of America	11/28/11	80,664	80,554	110
Deliver 9,732,000 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	11/29/11	117,522	117,378	144
Deliver 2,416,000 Japanese Yen in exchange for U.S. Dollars	Citibank	11/29/11	29,193	29,140	53
Deliver 5,989,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	12/1/11	71,562	72,237	(675)
Deliver 288,627 Japanese Yen in exchange for U.S. Dollars	Banc of America	4/20/11	3,500	3,471	29
Deliver 41,392,500 Japanese Yen in exchange for U.S. Dollars	Morgan Stanley	12/16/11	500,000	499,407	593
Deliver 2,251,755 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	12/28/11	27,133	27,174	(41)
Deliver 2,260,084 Japanese Yen in exchange for U.S. Dollars	Citibank	12/28/11	27,220	27,275	(55)
Deliver 2,600,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	4/20/11	31,378	31,268	110
Deliver 4,020,000 Japanese Yen in exchange for U.S. Dollars	HSBC	2/22/12	48,513	48,569	(56)
Deliver 4,000,000 Japanese Yen in exchange for U.S. Dollars	JP Morgan Chase	2/23/12	48,248	48,328	(80)
Deliver 2,500,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	4/20/11	29,996	30,066	(70)
Deliver 4,600,000 Japanese Yen in exchange for U.S. Dollars	HSBC	3/1/12	56,616	55,585	1,031
Deliver 5,100,000 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	3/1/12	62,736	61,627	1,109
Deliver 2,255,332 Japanese Yen in exchange for U.S. Dollars	JP Morgan Chase	12/28/11	27,356	27,217	139
Deliver 3,030,000 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	1/10/12	36,639	36,576	63
Deliver 1,520,000 Japanese Yen in exchange for U.S. Dollars	HSBC	1/12/12	18,421	18,349	72
Deliver 1,520,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	1/12/12	18,384	18,349	35
Deliver 3,250,000 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	1/13/12	39,363	39,234	129
Deliver 4,120,000 Japanese Yen in exchange for U.S. Dollars	HSBC	1/13/12	49,917	49,737	180
Deliver 4,090,000 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	1/13/12	49,516	49,375	141
Deliver 2,100,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	4/20/11	25,396	25,255	141
Deliver 50,187,445 Japanese Yen in exchange for U.S. Dollars	Morgan Stanley	1/20/12	610,000	605,947	4,053
Deliver 7,610,000 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	1/26/12	92,574	91,892	682
Deliver 8,700,000 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	1/26/12	105,763	105,054	709
Deliver 5,078,281 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	1/26/12	61,879	61,321	558
Deliver 2,170,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	1/26/12	26,400	26,203	197
Deliver 9,353,364 Japanese Yen in exchange for U.S. Dollars	HSBC	1/27/12	114,121	112,945	1,176
See Notes to the Schedules of Portfolio Investments.

					Unrealized
		Delivery			Appreciation/
Short Contracts	Counterparty	Date	Contract Amount	Fair Value	(Depreciation)
Deliver 3,336,000 Japanese Yen in exchange for U.S. Dollars	HSBC	2/10/12	40,753	40,295	458
Deliver 3,771,000 Japanese Yen in exchange for U.S. Dollars	Morgan Stanley	2/10/12	46,149	45,549	600
Deliver 700,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	4/20/11	8,548	8,418	130
Deliver 964,860 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	2/15/12	11,745	11,655	90
Deliver 1,140,000 Japanese Yen in exchange for U.S. Dollars	JP Morgan Chase	2/15/12	13,889	13,771	118
Deliver 680,000 Japanese Yen in exchange for U.S. Dollars	JP Morgan Chase	2/16/12	8,221	8,215	6
Deliver 1,520,000 Japanese Yen in exchange for U.S. Dollars	Citibank	1/10/12	18,391	18,348	43
Deliver 1,520,000 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	1/10/12	18,382	18,348	34
Deliver 4,600,000 Japanese Yen in exchange for U.S. Dollars	JP Morgan Chase	3/1/12	56,595	55,585	1,010
Deliver 44,142,850 Japanese Yen in exchange for U.S. Dollars	JP Morgan Chase	3/15/12	535,000	533,558	1,442
Deliver 3,000,000 Japanese Yen in exchange for U.S. Dollars	Morgan Stanley	3/19/12	37,330	36,264	1,066
Deliver 4,060,000 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	3/19/12	50,538	49,077	1,461
Deliver 5,012,000 Japanese Yen in exchange for U.S. Dollars	Citibank	3/19/12	62,384	60,585	1,799
Deliver 4,542,830 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	3/23/12	56,242	54,918	1,324
Deliver 1,225,414 Japanese Yen in exchange for U.S. Dollars	SSBT	4/4/11	14,769	14,736	33
Deliver 9,919 Hong Kong Dollars in exchange for U.S. Dollars	HSBC	4/4/11	1,275	1,275	—
Deliver 1,642,069 Norwegian Krones in exchange for U.S. Dollars	Bank of America	5/18/11	279,548	296,272	(16,724)
Deliver 34,800 Swiss Francs in exchange for U.S. Dollars	Deutsche Bank	5/10/11	38,267	37,911	356
Deliver 374,166 Swiss Francs in exchange for U.S. Dollars	Deutsche Bank	5/10/11	388,098	407,619	(19,521)
Deliver 234,110 Swiss Francs in exchange for U.S. Dollars	SSBT	5/10/11	242,752	255,041	(12,289)
Deliver 45,000 Swiss Francs in exchange for U.S. Dollars	State Street	5/10/11	45,412	49,023	(3,611)
Deliver 60,900 Swiss Francs in exchange for U.S. Dollars	Banc of America	5/10/11	63,904	66,345	(2,441)
Deliver 90,000 Swiss Francs in exchange for U.S. Dollars	Deutsche Bank	5/10/11	94,695	98,047	(3,352)
Deliver 34,575 Swiss Francs in exchange for U.S. Dollars	Deutsche Bank	5/10/11	37,635	37,667	(32)

					$(779,776)

As of March 31, 2011, the Fund’s open forward cross currency contracts were as follows:

							Net Unrealized
			Amount	Amount	Contract	Fair	Appreciation/
Purchase/Sale	Counterparty		Purchased	Sold	Value	Value	(Depreciation)
Australian Dollars/Japanese Yen	Deutsche Bank	AUD	27,000 JPY	2,143,206	$26,079	$27,029	$950
Australian Dollars/Japanese Yen	Citibank	AUD	27,000 JPY	2,142,450	26,079	27,039	960
Australian Dollars/Japanese Yen	Barclays Bank	AUD	27,000 JPY	2,141,100	26,079	27,054	975
Norwegian Krones/Euros	Deutsche Bank	NOK	2,110,000 EUR	255,953	350,575	366,570	15,995
Norwegian Krones/Euros	UBS Warburg	NOK	275,700 EUR	33,213	46,743	49,145	2,402
Norwegian Krones/Euros	Morgan Stanley	NOK	158,780 EUR	19,134	25,959	27,316	1,357
Norwegian Krones/Euros	UBS Warburg	NOK	50,000 EUR	6,010	8,045	8,492	447
Norwegian Krones/Euros	Morgan Stanley	NOK	240,000 EUR	28,866	38,615	40,740	2,125
Norwegian Krones/Euros	UBS Warburg	NOK	550,000 EUR	66,630	88,706	92,899	4,193
Norwegian Krones/Euros	UBS Warburg	NOK	180,000 EUR	21,818	28,677	30,029	1,352
Norwegian Krones/Euros	UBS Warburg	NOK	389,900 EUR	49,200	66,284	66,315	31
Norwegian Krones/Euros	Deutsche Bank	NOK	779,000 EUR	97,969	132,042	132,562	520
Norwegian Krones/Euros	UBS Warburg	NOK	545,000 EUR	68,522	92,378	92,769	391
Polish Zloty/Euros	Morgan Stanley	PLN	91,000 EUR	21,423	26,914	28,504	1,590
Polish Zloty/Euros	Deutsche Bank	PLN	700,000 EUR	172,393	236,220	235,455	(765)
Polish Zloty/Euros	Deutsche Bank	PLN	233,000 EUR	58,594	79,137	76,753	(2,384)
Polish Zloty/Euros	Barclays Bank	PLN	233,000 EUR	58,559	79,195	76,857	(2,338)
Polish Zloty/Euros	Deutsche Bank	PLN	233,000 EUR	58,027	78,338	76,731	(1,607)
Swedish Kronor/Euros	Deutsche Bank	SEK	5,900,000 EUR	636,805	863,245	890,261	27,016
Swedish Kronor/Euros	Deutsche Bank	SEK	4,380,000 EUR	465,018	636,226	666,469	30,243

							$83,453

See Notes to the Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2011:

Country	Percentage
Argentina	0.1%
Australia	2.9
Bermuda	0.3
Brazil	0.9
Canada	0.4
Cayman Islands	0.2
Chile	—	^
China	0.2
Denmark	0.3
Egypt	0.8
France	3.1
Germany	2.3
Hong Kong	0.5
Hungary	0.5
India	0.2
Indonesia	1.1
Iraq	0.1
Ireland (Republic of)	1.0
Isle of Man	—	^
Israel	1.1
Italy	0.6
Japan	1.0
Jersey	0.1
Lithuania	0.2
Luxembourg	0.3
Malaysia	2.2
Mexico	1.3
Netherlands	1.2
New Zealand	—	^
Norway	2.0
Philippines	0.5
Poland	1.5
Qatar	0.1
Republic of Korea (South)	4.4
Russian Federation	0.5
Singapore	0.7
South Africa	0.2
Spain	0.9
Sweden	1.4
Switzerland	3.9
Taiwan	0.3
Turkey	0.1
Ukraine	0.2
United Arab Emirates	0.1
United Kingdom	7.5
United States	52.7
Venezuela	0.1

	100.0%

^	Represents less than 0.05%.
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks+ (96.0%):
Aerospace & Defense (2.5%):
2,050	Boeing Co. (The)	$151,557
700	Goodrich Corp.	59,871
1,975	Honeywell International, Inc.	117,927
1,745	Raytheon Co.	88,768
2,345	United Technologies Corp.	198,504

		616,627

Air Freight & Logistics (0.9%):
2,860	United Parcel Service, Inc., Class B	212,555

Airlines (0.0%):
200	AMR Corp.*	1,292

Auto Components (0.1%):
760	Cooper Tire & Rubber Co.	19,570

Automobiles (0.2%):
3,530	Ford Motor Co.*	52,632

Beverages (2.1%):
4,370	Coca-Cola Co. (The)	289,949
3,395	PepsiCo, Inc.	218,672

		508,621

Biotechnology (0.8%):
1,795	Amgen, Inc.*	95,943
540	Biogen Idec, Inc.*	39,631
90	Cephalon, Inc.*	6,820
1,030	Gilead Sciences, Inc.*	43,713
260	Human Genome Sciences, Inc.*	7,137
1,050	PDL BioPharma, Inc.	6,090

		199,334

Capital Markets (2.3%):
3,730	Charles Schwab Corp. (The)	67,252
1,635	Eaton Vance Corp.	52,712
1,030	Goldman Sachs Group, Inc.	163,224
2,915	Legg Mason, Inc.	105,202
4,380	Morgan Stanley	119,662
250	TD Ameritrade Holding Corp.	5,218
895	Waddell & Reed Financial, Inc., Class A	36,346

		549,616

Chemicals (2.6%):
4,650	Dow Chemical Co. (The)	175,537
3,910	E.I. du Pont de Nemours & Co.	214,933
1,005	Eastman Chemical Co.	99,817
330	Lubrizol Corp.	44,207
190	Monsanto Co.	13,729
1,810	Olin Corp.	41,485
1,430	RPM International, Inc.	33,934

		623,642

Commercial Banks (2.6%):
790	Associated Banc-Corp.	11,732
610	FirstMerit Corp.	10,407
630	Old National Bancorp	6,754
70	Toronto-Dominion Bank	6,201
5,615	U.S. Bancorp	148,404
14,195	Wells Fargo & Co.	449,981

		633,479

Commercial Services & Supplies (0.7%):
1,395	Avery Dennison Corp.	58,534
410	Deluxe Corp.	10,881
1,160	R.R. Donnelley & Sons Co.	21,947
1,905	Waste Management, Inc.	71,133

		162,495

Communications Equipment (1.9%):
9,710	Cisco Systems, Inc.	166,527
853	Motorola Mobility Holdings, Inc.*	20,813
939	Motorola Solutions, Inc.*	41,964
170	Plantronics, Inc.	6,225
4,150	QUALCOMM, Inc.	227,545

		463,074

Computers & Peripherals (3.5%):
1,775	Apple, Inc.*	618,499
1,840	Dell, Inc.*	26,698
4,825	Hewlett-Packard Co.	197,680

		842,877

Consumer Finance (0.4%):
1,000	American Express Co.	45,200
2,540	Discover Financial Services	61,265

		106,465

Containers & Packaging (0.1%):
560	Sonoco Products Co.	20,289

Distributors (0.3%):
1,235	Genuine Parts Co.	66,245

Diversified Financial Services (4.0%):
14,825	Bank of America Corp.	197,617
36,230	Citigroup, Inc.*	160,137
315	CME Group, Inc.	94,988
10,910	JPMorgan Chase & Co.	502,951
745	NYSE Euronext	26,202

		981,895

Diversified Telecommunication Services (3.6%):
16,405	AT&T, Inc.	501,993
5,804	Frontier Communications Corp.	47,709
8,785	Verizon Communications, Inc.	338,574

		888,276

Electric Utilities (1.5%):
8,725	Duke Energy Corp.	158,359
370	Hawaiian Electric Industries, Inc.	9,176
4,455	Pepco Holdings, Inc.	83,086
2,540	Progress Energy, Inc.	117,195

		367,816

Electrical Equipment (0.7%):
2,440	Emerson Electric Co.	142,569
450	Hubbell, Inc., Class B	31,964

		174,533

Electronic Equipment, Instruments & Components (0.6%):
4,780	Corning, Inc.	98,612
1,220	TE Connectivity, Ltd.	42,480

		141,092

Energy Equipment & Services (3.0%):
920	Baker Hughes, Inc.	67,556
275	CARBO Ceramics, Inc.	38,808
90	Diamond Offshore Drilling, Inc.	6,993
3,310	Halliburton Co.	164,970
2,195	Patterson-UTI Energy, Inc.	64,511
3,661	Schlumberger, Ltd.	341,425
580	Tidewater, Inc.	34,713

		$718,976

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Food & Staples Retailing (1.4%):
3,385	CVS Caremark Corp.	116,173
940	Supervalu, Inc.	8,394
4,000	Wal-Mart Stores, Inc.	208,200

		332,767

Food Products (1.2%):
3,440	ConAgra Foods, Inc.	81,700
4,950	Kraft Foods, Inc., Class A	155,232
3,145	Sara Lee Corp.	55,572

		292,504

Gas Utilities (0.7%):
820	National Fuel Gas Co.	60,680
400	NICOR, Inc.	21,480
1,100	ONEOK, Inc.	73,568
640	WGL Holdings, Inc.	24,960

		180,688

Health Care Equipment & Supplies (1.1%):
1,680	Baxter International, Inc.	90,334
2,250	Boston Scientific Corp.*	16,177
240	Covidien plc*	12,466
190	Intuitive Surgical, Inc.*	63,357
2,125	Medtronic, Inc.	83,619

		265,953

Health Care Providers & Services (1.8%):
2,195	Aetna, Inc.	82,159
845	Coventry Health Care, Inc.*	26,947
1,340	Medco Health Solutions, Inc.*	75,255
3,470	UnitedHealth Group, Inc.	156,844
530	Universal Health Services, Inc., Class B	26,187
1,070	WellPoint, Inc.	74,675

		442,067

Health Care Technology (0.1%):
150	Quality Systems, Inc.	12,501

Hotels, Restaurants & Leisure (1.3%):
3,120	International Game Technology	50,638
3,075	McDonald’s Corp.	233,977
270	Tim Hortons, Inc.	12,234
1,240	Wendy’s/Arby’s Group, Inc., Class A	6,237
90	Wynn Resorts, Ltd.	11,452

		314,538

Household Durables (1.4%):
2,520	Leggett & Platt, Inc.	61,740
2,485	Newell Rubbermaid, Inc.	47,538
1,930	Stanley Black & Decker, Inc.	147,838
935	Tupperware Brands Corp.	55,829
470	Whirlpool Corp.	40,119

		353,064

Household Products (1.5%):
770	Colgate-Palmolive Co.	62,185
805	Kimberly-Clark Corp.	52,543
3,945	Procter & Gamble Co. (The)	243,012

		357,740

Industrial Conglomerates (2.5%):
1,455	3M Co.	136,042
22,135	General Electric Co.	443,807
630	Tyco International, Ltd.	28,205

		608,054

Insurance (2.3%):
240	AEGON NV, Registered NYS, SP ADR*	1,800
660	AFLAC, Inc.	34,835
2,820	Allstate Corp. (The)	89,619
720	American International Group, Inc.*	25,301
350	Aon Corp.	18,536
1,260	Arthur J. Gallagher & Co.	38,317
50	Berkshire Hathaway, Inc., Class B*	4,181
1,955	Fidelity National Financial, Inc., Class A	27,624
1,940	Lincoln National Corp.	58,277
1,625	Marsh & McLennan Cos., Inc.	48,441
420	Mercury General Corp.	16,435
2,240	Old Republic International Corp.	28,426
700	Principal Financial Group, Inc.	22,477
960	Travelers Cos., Inc. (The)	57,101
210	Unitrin, Inc.	6,485
3,155	XL Group plc	77,613

		555,468

Internet & Catalog Retail (0.7%):
895	Amazon.com, Inc.*	161,216

Internet Software & Services (2.0%):
1,050	Akamai Technologies, Inc.*	39,900
310	AOL, Inc.*	6,054
100	Baidu, Inc., SP ADR*	13,781
3,240	eBay, Inc.*	100,570
485	Google, Inc., Class A*	284,312
840	VeriSign, Inc.	30,416

		475,033

IT Services (3.7%):
2,840	Automatic Data Processing, Inc.	145,721
700	Broadridge Financial Solutions, Inc.	15,883
1,500	Cognizant Technology Solutions Corp., Class A*	122,100
1,110	Fidelity National Information Services, Inc.	36,286
2,275	International Business Machines Corp.	370,984
170	Lender Processing Services, Inc.	5,472
3,305	Paychex, Inc.	103,645
370	Visa, Inc., Class A	27,239
3,565	Western Union Co.	74,045

		901,375

Leisure Equipment & Products (0.3%):
1,250	Eastman Kodak Co.*	4,038
3,250	Mattel, Inc.	81,022

		85,060

Machinery (3.3%):
870	Caterpillar, Inc.	96,875
1,590	Cummins, Inc.	174,296
1,500	Deere & Co.	145,335
2,420	Eaton Corp.	134,165
915	Parker Hannifin Corp.	86,632
470	Pentair, Inc.	17,761
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Machinery, continued
465	Snap-On, Inc.	$27,928
785	SPX Corp.	62,321
880	Timken Co.	46,024

		791,337

Media (2.5%):
3,025	News Corp., Class B	56,326
1,515	Omnicom Group, Inc.	74,326
1,010	Time Warner Cable, Inc.	72,053
3,290	Time Warner, Inc.	117,453
300	Virgin Media, Inc.	8,337
6,670	Walt Disney Co. (The)	287,410

		615,905

Metals & Mining (1.1%):
6,165	Alcoa, Inc.	108,812
380	Companhia Siderurgica Nacional SA, SP ADR	6,331
620	Freeport-McMoRan Copper & Gold, Inc.	34,441
1,725	Gerdau SA, SP ADR	21,562
1,210	Nucor Corp.	55,684
800	Southern Copper Corp.	32,216
250	Steel Dynamics, Inc.	4,693
550	Worthington Industries, Inc.	11,506

		275,245

Multi-Utilities (1.7%):
2,690	Ameren Corp.	75,508
1,000	CenterPoint Energy, Inc.	17,560
2,345	Consolidated Edison, Inc.	118,938
1,305	Integrys Energy Group, Inc.	65,916
625	OGE Energy Corp.	31,600
3,350	Public Service Enterprise Group, Inc.	105,559

		415,081

Multiline Retail (0.9%):
1,885	J.C. Penney Co., Inc.	67,690
3,270	Macy’s, Inc.	79,330
1,720	Nordstrom, Inc.	77,194
10	Sears Holdings Corp.*	827

		225,041

Oil, Gas & Consumable Fuels (9.7%):
3,465	Chesapeake Energy Corp.	116,147
5,070	Chevron Corp.	544,670
290	CNOOC, Ltd., SP ADR	73,381
4,250	ConocoPhillips	339,405
900	Consol Energy, Inc.	48,267
9,880	Exxon Mobil Corp.	831,204
2,820	Occidental Petroleum Corp.	294,662
1,765	Southwestern Energy Co.*	75,842
570	Statoil ASA, SP ADR	15,755
180	Total SA, SP ADR	10,975

		2,350,308

Paper & Forest Products (0.4%):
3,120	MeadWestvaco Corp.	94,630

Personal Products (0.2%):
2,050	Avon Products, Inc.	55,432

Pharmaceuticals (5.7%):
4,320	Abbott Laboratories	211,896
650	Bristol-Myers Squibb Co.	17,180
1,100	Eli Lilly & Co.	38,687
910	GlaxoSmithKline plc, SP ADR	34,953
5,430	Johnson & Johnson Co.	321,727
8,700	Merck & Co., Inc.	287,187
23,215	Pfizer, Inc.	471,497
30	Teva Pharmaceutical Industries, Ltd., SP ADR	1,505

		1,384,632

Professional Services (0.1%):
280	Dun & Bradstreet Corp.	22,467

Real Estate Investment Trusts (REITs) (1.8%):
3,090	Annaly Capital Management, Inc.	53,921
4,670	Duke Realty Corp.	65,427
150	Hatteras Financial Corp.	4,218
570	Healthcare Realty Trust, Inc.	12,939
3,060	Liberty Property Trust	100,674
1,905	Mack-Cali Realty Corp.	64,579
2,250	Nationwide Health Properties, Inc.	95,692
1,995	Senior Housing Properties Trust	45,965

		443,415

Road & Rail (0.6%):
1,965	CSX Corp.	154,449

Semiconductors & Semiconductor Equipment (2.6%):
3,170	Advanced Micro Devices, Inc.*	27,262
260	Altera Corp.	11,445
1,240	Analog Devices, Inc.	48,831
610	Applied Materials, Inc.	9,528
70	First Solar, Inc.*	11,259
11,735	Intel Corp.	236,695
1,225	Linear Technology Corp.	41,197
250	Maxim Integrated Products, Inc.	6,400
1,515	Microchip Technology, Inc.	57,585
2,200	National Semiconductor Corp.	31,548
1,675	NVIDIA Corp.*	30,921
2,320	Texas Instruments, Inc.	80,179
860	Xilinx, Inc.	28,208

		621,058

Software (3.9%):
2,450	Activision Blizzard, Inc.	26,877
1,415	Adobe Systems, Inc.*	46,921
1,130	Autodesk, Inc.*	49,844
18,685	Microsoft Corp.	473,852
9,755	Oracle Corp.	325,524
1,580	Symantec Corp.*	29,293

		952,311

Specialty Retail (2.7%):
830	Abercrombie & Fitch Co., Class A	48,721
1,740	American Eagle Outfitters, Inc.	27,649
1,025	Best Buy Co., Inc.	29,438
850	Foot Locker, Inc.	16,762
1,055	Gap, Inc. (The)	23,906
5,535	Home Depot, Inc.	205,127
2,310	Limited Brands, Inc.	75,953
3,620	Lowe’s Cos., Inc.	95,677
2,030	RadioShack Corp.	30,470
1,330	Tiffany & Co.	81,715
270	TJX Cos., Inc.	13,427

		648,845

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Shares, Contracts or
Principal		Fair
Amount		Value
Common Stocks, continued
Thrifts & Mortgage Finance (0.3%):
644	Capitol Federal Financial, Inc.	$7,258
4,125	New York Community Bancorp, Inc.	71,197

		78,455

Tobacco (1.9%):
5,900	Altria Group, Inc.	153,577
3,635	Philip Morris International, Inc.	238,565
1,520	Reynolds American, Inc.	54,006
859	Vector Group, Ltd.	14,852

		461,000

Trading Companies & Distributors (0.1%):
615	GATX Corp.	23,776

Wireless Telecommunication Services (0.1%):
900	Clearwire Corp., Class A*	5,031
1,120	Vodafone Group plc, SP ADR	32,200

		37,231

Total Common Stocks (Cost $21,314,959)		23,340,047

Purchased Options (0.5%):
27	On S&P 500 Index, Strike @ 1175 Exp. 4/18/11	1,958
26	On S&P 500 Index, Strike @ 1200 Exp. 4/18/11	2,860
22	On S&P 500 Index, Strike @ 1175 Exp. 5/23/11	10,670
22	On S&P 500 Index, Strike @ 1200 Exp. 5/23/11	14,410
10	On S&P 500 Index, Strike @ 1125 Exp. 6/20/11	6,150
30	On S&P 500 Index, Strike @ 1175 Exp. 6/20/11	29,550
36	On S&P 500 Index, Strike @ 1200 Exp. 6/20/11	44,820

Total Purchased Options (Cost $234,278)		110,418

Investment Company (6.4%):
1,555,141	Dreyfus Treasury Prime Cash Management, 0.00%(a)	1,555,141

Total Investment Company (Cost $1,555,141)		1,555,141

Total Investment Securities (Cost $23,104,378)(b)—102.9%		25,005,606
Net other assets (liabilities) — (2.9)%		(696,004)

Net Assets — 100.0%		$24,309,602

Percentages indicated are based on net assets as of March 31, 2011.

NYS	New York Shares

SP ADR	Sponsored American Depositary Receipt

+	The $23,340,047 aggregate value of common stocks covers outstanding call options written.

*	Non-income producing security

(a)	The rate represents the effective yield at March 31, 2011.

(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

Index Options Written (-3.33%)
Contracts	Fair Value
Call Options Written (-3.33%)
21 On S&P 500 Index, Strike @1250 Exp. 4/18/11	$(161,700)
21 On S&P 500 Index, Strike @1275 Exp. 4/18/11	(112,980)
23 On S&P 500 Index, Strike @1285 Exp. 4/18/11	(103,500)
20 On S&P 500 Index, Strike @1300 Exp. 4/18/11	(65,000)
21 On S&P 500 Index, Strike @1325 Exp. 4/18/11	(31,395)
22 On S&P 500 Index, Strike @1300 Exp. 5/23/11	(100,100)
21 On S&P 500 Index, Strike @1325 Exp. 5/23/11	(61,740)
24 On S&P 500 Index, Strike @1275 Exp. 6/20/11	(172,080)

Total Call Options Written (Premiums received $(662,598))	$(808,495)

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.1%):
Aerospace & Defense (0.6%):
110,561	BAE Systems plc	$576,847
38,772	Cobham plc	143,356
694	Elbit Systems, Ltd.	38,626
13,241	European Aeronautic Defence & Space Co. NV*	385,858
13,535	Finmeccanica SpA	170,462
60,710	Rolls-Royce Group plc	602,776
5,271	Safran SA	186,568
55,000	Singapore Technologies Engineering, Ltd.	142,100
2,900	Thales SA	115,789

		2,362,382

Air Freight & Logistics (0.3%):
27,451	Deutsche Post AG	496,543
51,000	Global Logistic Properties, Ltd.*	75,737
12,367	TNT NV	317,653
21,428	Toll Holdings, Ltd.	131,281
12,600	YAMATO HOLDINGS Co., Ltd.	195,455

		1,216,669

Airlines (0.2%):
4,092	Air France-KLM*	68,066
28,000	All Nippon Airways Co., Ltd.	83,502
40,000	Cathay Pacific Airways, Ltd.	95,587
7,410	Deutsche Lufthansa AG, Registered Shares*	157,967
32,999	International Consolidated Airlines Group SA*	121,313
37,015	Qantas Airways, Ltd.*	83,328
1,400	Ryanair Holdings plc, SP ADR	38,920
17,000	Singapore Airlines, Ltd.	184,209

		832,892

Auto Components (0.7%):
6,300	AISIN SEIKI Co., Ltd.	218,788
21,100	Bridgestone Corp.	438,871
5,726	Compagnie Generale DES Establissements Michelin SCA, Class B	483,798
1,685	Continental AG*	152,719
15,800	DENSO Corp.	524,387
3,000	Koito Manufacturing Co., Ltd.	48,088
5,000	NGK Spark Plug Co., Ltd.	68,302
5,000	NHK SPRING Co., Ltd.	49,543
3,500	NOK Corp.	61,464
3,418	Nokian Renkaat OYJ	145,546
8,040	Pirelli & C. SpA	70,649
4,400	Stanley Electric Co., Ltd.	72,308
5,100	Sumitomo Rubber Industries, Ltd.	51,550
1,900	Toyoda Gosei Co., Ltd.	39,145
2,100	Toyota Boshoku Corp.	29,867
5,800	Toyota Industries Corp.	173,868

		2,628,893

Automobiles (3.3%):
10,738	Bayerische Motoren Werke AG (BMW)	897,989
1,731	Bayerische Motoren Werke AG (BMW), Preferred Shares	97,527
6,000	Daihatsu Motor Co., Ltd.	87,446
29,262	Daimler AG, Registered Shares*	2,070,899
25,023	Fiat Industrial SpA*	358,809
25,043	Fiat SpA	226,897
19,000	Fuji Heavy Industries, Ltd.	122,463
52,900	Honda Motor Co.	1,980,693
40,000	Isuzu Motors, Ltd.	158,249
47,000	Mazda Motor Corp.	103,427
125,000	Mitsubishi Motors Corp.*	153,319
80,600	Nissan Motor Co., Ltd.	715,281
2,776	Porsche Automobil Holding SE, Preferred Shares	182,579
4,849	PSA Peugeot Citroen SA*	191,889
6,236	Renault SA*	344,701
10,700	Suzuki Motor Corp.	239,193
89,400	Toyota Motor Corp.	3,576,853
992	Volkswagen AG	152,245
5,517	Volkswagen AG, Preferred Shares	897,892
8,400	Yamaha Motor Co., Ltd.*	145,210

		12,703,561

Beverages (1.8%):
23,419	Anheuser-Busch InBev NV	1,335,668
12,300	Asahi Breweries, Ltd.	204,556
3,470	Carlsberg A/S, Class B	373,765
18,178	Coca-Cola Amatil, Ltd.	220,605
6,060	Coca-Cola Hellenic Bottling Co. SA	162,571
1,600	Coca-Cola West Co., Ltd.	30,196
81,151	Diageo plc	1,544,309
62,918	Foster’s Group, Ltd.	371,920
3,759	Heineken Holding NV	180,853
8,407	Heineken NV	459,300
1,900	ITO EN, Ltd.	32,861
28,000	Kirin Holdings Co., Ltd.	368,014
6,427	Pernod Ricard SA	600,927
30,852	SABMiller plc	1,093,172
7,000	Sapporo Holdings, Ltd.	26,094

		7,004,811

Biotechnology (0.2%):
3,386	Actelion, Ltd., Registered Shares*	194,784
17,773	CSL, Ltd.	656,477
4,722	Grifols SA	82,400

		933,661

Building Products (0.6%):
33,000	Asahi Glass Co., Ltd.	415,080
10,161	Assa Abloy AB, Class B	292,237
12,911	Compagnie de Saint-Gobain	790,389
7,500	Daikin Industries, Ltd.	224,657
1,267	Geberit AG, Registered Shares	276,266
8,000	JS Group Corp.	207,792
29,000	Nippon Sheet Glass Co., Ltd.	83,694
9,000	TOTO, Ltd.	71,645

		2,361,760

Capital Markets (1.3%):
31,837	3i Group plc	152,838
53,300	Daiwa Securities Group, Inc.	244,837
30,141	Deutsche Bank AG, Registered Shares	1,780,404
6,649	GAM Holding, Ltd.*	126,377
18,624	ICAP plc	157,754
16,353	Investec plc	125,330
14,838	Investor AB, B Shares	360,365
6,793	Julius Baer Group, Ltd.	294,965
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Capital Markets, continued
11,220	Macquarie Group, Ltd.	$424,053
56,709	Man Group plc	224,085
13,405	MAp Group	42,120
4,200	Matsui Securities Co., Ltd.	22,828
15,691	Mediobanca SpA	160,579
19,000	Mizuho Securities Co., Ltd.	50,493
114,600	Nomura Holdings, Inc.	599,459
3,370	Ratos AB, B Shares	133,286
684	SBI Holdings, Inc.	86,117
3,822	Schroders plc	106,491

		5,092,381

Chemicals (3.5%):
9,183	Air Liquide SA	1,221,708
5,000	Air Water, Inc.	60,376
7,514	Akzo Nobel NV	516,855
42,000	ASAHI KASEI Corp.	279,275
29,783	BASF SE	2,586,113
1,054	Brenntag AG*	117,013
8,000	Daicel Chemical Industries, Ltd.	49,351
15,000	Denki Kagaku Kogyo Kabushiki Kaisha	73,954
272	Givaudan SA, Registered Shares	273,954
3,400	Hitachi Chemical Co., Ltd.	69,137
51,803	Incitec Pivot, Ltd.	231,515
14,119	Israel Chemicals, Ltd.	232,152
7,128	Johnson Matthey plc	212,613
6,000	JSR Corp.	118,730
4,696	K+S AG	355,978
10,000	Kaneka Corp.	69,625
7,000	Kansai Paint Co., Ltd.	60,102
4,935	Koninklijke DSM NV	303,004
11,300	Kuraray Co., Ltd.	145,666
2,685	Lanxess AG	200,513
5,483	Linde AG	865,504
7,236	Makhteshim-Agan Industries, Ltd.*	38,257
41,000	Mitsubishi Chemical Holdings Corp.	257,852
12,000	Mitsubishi Gas Chemical Co., Inc.	84,966
28,000	Mitsui Chemicals, Inc.	98,990
4,000	Nissan Chemical Industries, Ltd.	41,366
5,300	Nitto Denko Corp.	277,488
1,466	Novozymes A/S, B Shares	224,044
11,853	Orica, Ltd.	322,920
13,300	Shin-Etsu Chemical Co., Ltd.	661,321
45,000	Showa Denko K.K.	90,368
64	Sika AG-Bearer Shares	154,139
1,881	Solvay SA	222,782
50,000	SUMITOMO CHEMICAL Co., Ltd.	249,519
3,067	Syngenta AG	997,360
8,000	Taiyo Nippon Sanso Corp.	65,946
30,000	Teijin, Ltd.	134,199
10,000	Tokuyama Corp.	53,391
48,000	Toray Industries, Inc.	344,310
17,000	Tosoh Corp.	61,123
33,000	Ube Industries, Ltd.	105,159
3,674	Umicore	182,431
490	Wacker Chemie AG	110,194
6,171	Yara International ASA	312,799

		13,134,062

Commercial Banks (12.5%):
11,000	77th Bank, Ltd. (The)	55,291
16,687	Alpha Bank AE*	107,822
16,000	Aozora Bank, Ltd.	36,171
83,058	Australia & New Zealand Banking Group, Ltd.	2,043,173
19,641	Banca Carige SpA	46,515
69,185	Banca Monte dei Paschi di Siena SpA*	86,353
138,349	Banco Bilbao Vizcaya Argentaria SA	1,679,382
94,330	Banco Comercial Portugues SA	77,005
35,484	Banco de Sabadell SA	155,401
7,507	Banco de Valencia SA*	33,605
17,189	Banco Espirito Santo SA	70,415
51,160	Banco Popolare Societa Cooperativa	152,620
28,167	Banco Popular Espanol SA	165,580
270,084	Banco Santander SA	3,147,278
32,409	Bank Hapoalim BM*	168,443
38,876	Bank Leumi Le	198,916
26,405	Bank of Cyprus Public Co., Ltd.	95,922
49,400	Bank of East Asia, Ltd. (The)	209,694
10,000	Bank of Kyoto, Ltd. (The)	88,504
39,000	Bank of Yokohama, Ltd. (The)	185,245
9,602	Bankinter SA	65,873
375,218	Barclays plc	1,683,043
11,854	Bendigo and Adelaide Bank, Ltd.	116,824
31,082	BNP Paribas, Inc.	2,274,157
120,000	BOC Hong Kong Holdings, Ltd.	390,790
24,000	Chiba Bank, Ltd. (The)	134,488
6,000	Chugoku Bank, Ltd. (The)	68,110
32,000	Chuo Mitsui Trust Holdings, Inc.	113,516
27,671	Commerzbank AG*	216,007
50,225	Commonwealth Bank of Australia	2,721,870
31,160	Credit Agricole SA	511,590
19,634	Danske Bank A/S*	434,870
56,000	DBS Group Holdings, Ltd.	651,287
18,052	Dexia SA*	70,337
31,699	DnB NOR ASA	486,619
10,477	EFG Eurobank Ergasias*	65,225
6,169	Erste Group Bank AG	311,300
24,000	Fukuoka Financial Group, Inc.	99,856
115,378	Governor & Co. of the Bank of Ireland (The)*	35,933
13,000	Gunma Bank, Ltd. (The)	68,939
13,000	Hachijuni Bank, Ltd. (The)	74,880
24,800	Hang Seng Bank, Ltd.	400,465
16,000	Hiroshima Bank, Ltd. (The)	69,456
41,000	Hokuhoku Financial Group, Inc.	79,870
573,477	HSBC Holdings plc	5,896,498
249,794	Intesa Sanpaolo	739,512
30,316	Intesa Sanpaolo	80,141
22,506	Israel Discount Bank*	47,428
8,000	Iyo Bank, Ltd. (The)	66,667
22,000	Joyo Bank, Ltd. (The)	85,513
5,095	KBC Groep NV*	191,637
1,324,547	Lloyds Banking Group plc*	1,234,669
413,000	Mitsubishi UFJ Financial Group, Inc.	1,907,071
3,851	Mizrahi Tefahot Bank, Ltd.	43,462
663,819	Mizuho Financial Group, Inc.	1,101,576
46,000	Mizuho Trust & Banking Co., Ltd.	41,486
69,319	National Australia Bank, Ltd.	1,853,729
31,199	National Bank of Greece SA*	276,844
27,611	Natixis*	156,396
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Commercial Banks, continued
24,000	NISHI-NIPPON CITY BANK, Ltd. (The)	$68,975
85,217	Nordea Bank AB	933,488
81,000	Oversea-Chinese Banking Corp., Ltd.	616,156
1,655	Raiffeisen International Bank-Holding AG	91,852
59,987	Resona Holdings, Inc.	285,652
564,165	Royal Bank of Scotland Group plc*	369,824
10,441	Sapporo Hokuyo Holdings, Inc.	50,221
19,904	Senshu Ikeda Holdings, Inc.	26,705
21	Seven Bank, Ltd.	42,114
45,000	Shinsei Bank, Ltd.	52,515
19,000	Shizuoka Bank, Ltd. (The)	157,191
45,756	Skandinaviska Enskilda Banken AB, Class A	408,427
20,574	Societe Generale	1,337,581
76,045	Standard Chartered plc	1,972,296
43,569	Sumitomo Mitsui Financial Group, Inc.	1,354,851
47,000	Sumitomo Trust & Banking Co., Ltd. (The)	248,423
7,000	Suruga Bank, Ltd.	62,121
18,689	Svenska Cellulosa AB, B Shares	300,801
15,873	Svenska Handelsbanken AB, A Shares	521,209
23,231	Swedbank AB, A Shares	397,821
20,008	UBI Banca — Unione di Banche Italiane SCPA	171,193
437,524	UniCredit SpA	1,081,904
40,000	United Overseas Bank, Ltd.	596,675
96,949	Westpac Banking Corp.	2,436,468
5,500	Wing Hang Bank, Ltd.	64,858
7,000	Yamaguchi Financial Group, Inc.	64,815

		47,385,405

Commercial Services & Supplies (0.5%):
8,282	Aggreko plc	209,363
11,240	Babcock International Group plc	111,903
46,563	Brambles, Ltd.	340,662
18,000	Dai Nippon Printing Co., Ltd.	219,264
45,890	G4S plc	188,005
6,800	SECOM Co., Ltd.	314,174
9,782	Securitas AB, B Shares	116,531
16,183	Serco Group plc	144,979
835	Societe BIC SA	74,184
18,000	TOPPAN PRINTING Co., Ltd.	141,991

		1,861,056

Communications Equipment (0.7%):
75,205	Alcatel-Lucent*	433,809
121,450	Nokia OYJ	1,033,265
97,664	Telefonaktiebolaget LM Ericsson, B Shares	1,256,431

		2,723,505

Computers & Peripherals (0.4%):
61,000	Fujitsu, Ltd.	344,757
5,687	Logitech International SA, Registered Shares*	102,564
83,000	NEC Corp.	180,652
4,000	Seiko Epson Corp.	63,627
131,000	Toshiba Corp.	641,137

		1,332,737

Construction & Engineering (0.8%):
4,524	ACS, Actividades de Construccion y Servicios SA	212,207
22,373	Balfour Beatty plc	123,343
7,499	Bouygues SA	360,024
5,000	Chiyoda Corp.	45,815
1,351	Eiffage SA	81,246
1,826	Fomento de Construcciones y Contratas SA	60,519
1,400	Hochtief AG	150,403
7,000	JGC Corp.	162,760
26,000	Kajima Corp.	72,708
4,000	Kinden Corp.	36,412
2,293	Koninklijke Boskalis Westminster NV	121,223
4,371	Leighton Holdings, Ltd.	133,151
21,000	Obayashi Corp.	93,305
19,000	Shimizu Corp.	84,536
12,803	Skanska AB, B Shares	269,638
33,000	TAISEI Corp.	81,349
14,322	Vinci SA	894,632

		2,983,271

Construction Materials (0.6%):
22,755	Boral, Ltd.	117,532
7,145	CIMPOR-Cimentos de Portugal SGPS SA	51,785
23,082	CRH plc	531,007
19,883	Fletcher Building, Ltd.	141,629
4,597	HeidelbergCement AG	321,710
7,956	Holcim, Ltd., Registered Shares	599,344
1,181	Imerys SA	86,694
13,599	James Hardie Industries SE*	85,608
6,504	Lafarge SA	405,571

		2,340,880

Consumer Finance (0.1%):
2,700	Aeon Credit Service Co., Ltd.	37,175
4,900	Credit Saison Co., Ltd.	78,838
3,400	ORIX Corp.	318,495

		434,508

Containers & Packaging (0.1%):
39,820	Amcor, Ltd.	290,505
28,854	Rexam plc	168,069
4,700	Toyo Seikan Kaisha, Ltd.	77,090

		535,664

Distributors (0.2%):
2,100	Canon Marketing Japan, Inc.	25,858
3,000	Jardine Cycle & Carriage, Ltd.	86,912
92,000	Li & Fung, Ltd.	473,353

		586,123

Diversified Consumer Services (0.1%):
2,300	Benesse Holdings, Inc.	94,174
80,100	Sands China, Ltd.*	178,288

		272,462

Diversified Financial Services (2.2%):
5,590	ASX, Ltd.	198,895
74,028	BGP Holdings plc*(a)	—
954	Compagnie Nationale a Portefeuille	65,754
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Diversified Financial Services, continued
36,528	Credit Suisse Group AG — Registered Shares	$1,552,771
27,411	Criteria Caixacorp SA	193,507
6,325	Deutsche Boerse AG	481,659
1,006	Eurazeo	78,681
2,155	EXOR SpA	66,307
2,567	Groupe Bruxelles Lambert SA	239,910
33,200	Hong Kong Exchanges & Clearing, Ltd.	721,044
4,065	Industrivarden AB, C Shares*	72,294
124,221	ING Groep NV*	1,576,412
7,273	Kinnevik Investment AB, Class B	169,630
4,633	London Stock Exchange Group plc	61,966
1,810	Mitsubishi UFJ Lease & Finance Co., Ltd.	72,587
904	Pargesa Holding SA	86,589
4,857	Pohjola Bank plc	66,215
46,064	Resolution, Ltd.	218,887
28,000	Singapore Exchange, Ltd.	174,517
118,011	UBS AG, Registered Shares*	2,118,966

		8,216,591

Diversified Telecommunication Services (3.5%):
4,944	Belgacom SA	191,641
56,717	Bezeq The Israeli Telecommunication Corp., Ltd.	168,065
251,663	BT Group plc	751,634
91,932	Deutsche Telekom AG	1,420,284
4,156	Elisa OYJ	91,464
60,126	France Telecom SA	1,348,550
7,925	Hellenic Telecommunications Organization SA	88,427
557	Iliad SA	66,774
13,858	Inmarsat plc	134,296
51,002	Koninklijke KPN NV	869,597
15,576	Nippon Telegraph and Telephone Corp.	698,936
122,000	PCCW, Ltd.	50,872
18,910	Portugal Telecom SGPS SA, Registered Shares	218,652
258,000	Singapore Telecommunications, Ltd.	618,600
762	Swisscom AG, Registered Shares	339,858
10,348	Tele2 AB, B Shares	239,668
59,329	Telecom Corp. of New Zealand, Ltd.	91,185
304,440	Telecom Italia SpA	468,738
197,046	Telecom Italia SpA	265,340
133,194	Telefonica SA	3,334,256
11,060	Telekom Austria AG	161,895
26,889	Telenor ASA	442,712
72,822	TeliaSonera AB	630,075
141,507	Telstra Corp., Ltd.	412,397

		13,103,916

Electric Utilities (3.0%):
827	Acciona SA	89,844
14,000	Cheung Kong Infrastructure Holdings, Ltd.	66,280
21,000	Chubu Electric Power Co., Inc.	467,172
9,500	Chugoku Electric Power Co., Inc. (The)	175,697
62,500	CLP Holdings, Ltd.	505,036
10,663	Contact Energy, Ltd.	47,332
58,399	E.ON AG	1,793,219
61,123	EDP — Energias de Portugal SA	238,200
6,778	EDP Renovaveis SA*	48,717
8,397	Electricite de France	347,983
213,461	Enel SpA	1,345,258
14,407	Fortum OYJ	489,919
40,124	GDF Suez	1,636,911
5,700	Hokkaido Electric Power Co., Inc.	110,559
5,700	Hokuriku Electric Power Co.	128,396
45,500	Hongkong Electric Holdings, Ltd.	304,094
122,709	Iberdrola SA	1,067,131
24,400	Kansai Electric Power Co., Inc. (The)	528,281
12,400	Kyushu Electric Power Co., Inc.	242,304
2,111	Oesterreichische Elektrizitaetswirtschafts AG, Class A	93,729
3,955	Public Power Corp. SA	68,739
3,461	Red Electrica Corporacion SA	196,560
30,216	Scottish & Southern Energy plc	611,164
5,500	Shikoku Electric Power Co., Inc.	149,669
41,614	SP AusNet	37,835
42,609	Terna — Rete Elettrica Nationale SpA	204,120
14,000	Tohoku Electric Power Co., Inc.	235,134
46,900	Tokyo Electric Power Co., Inc. (The)	258,221

		11,487,504

Electrical Equipment (1.5%):
71,060	ABB, Ltd.	1,711,393
6,681	Alstom SA	395,119
1,218	Bekaert NV	138,974
18,000	Fuji Electric Holdings Co., Ltd.	56,042
22,000	Furukawa Electric Co., Ltd. (The)	88,889
12,000	GS Yuasa Corp.	79,798
5,083	Legrand SA	211,354
63,000	Mitsubishi Electric Corp.	735,112
6,371	Prysmian SpA	136,674
14,999	Renewable Energy Corp. A/S*	52,615
7,882	Schneider Electric SA	1,347,028
24,500	Sumitomo Electric Industries, Ltd.	339,099
3,400	Ushio, Inc.	66,520
6,670	Vestas Wind Systems A/S*	289,499

		5,648,116

Electronic Equipment, Instruments & Components (1.2%):
8,100	Citizen Holdings Co., Ltd.	46,656
66,144	Foxconn International Holdings, Ltd.*	39,650
15,000	Fujifilm Holdings Corp.	464,646
2,100	Hamamatsu Photonics K.K.	83,207
1,000	HIROSE ELECTRIC Co., Ltd.	106,791
2,100	Hitachi High-Technologies Corp.	41,894
146,100	Hitachi, Ltd.	753,614
14,300	HOYA Corp.	326,376
4,200	IBIDEN Co., Ltd.	131,780
1,300	Keyence Corp.	329,640
5,300	KYOCERA Corp.	537,265
900	MABUCHI MOTOR Co., Ltd.	42,445
2,500	Mitsumi Electric Co., Ltd.	33,279
6,600	Murata Manufacturing Co., Ltd.	475,397
3,500	Nidec Corp.	303,030
11,000	Nippon Electric Glass Co., Ltd.	155,820
6,500	Omron Corp.	182,744
8,000	Shimadzu Corp.	71,092
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
4,000	TDK Corp.	$236,412
7,000	Yaskawa Electric Corp.	82,997
6,700	Yokogawa Electric Corp.*	51,080

		4,495,815

Energy Equipment & Services (0.8%):
5,198	Aker Solutions ASA	119,392
10,560	AMEC plc	201,852
4,635	Compagnie Generale de Geophysique-Veritas*	167,510
55,126	Enel Green Power SpA*	152,990
2,228	Fugro NV	196,228
8,438	Petrofac, Ltd.	201,747
8,588	Saipem SpA	456,047
5,318	SBM Offshore NV	154,699
8,988	Seadrill, Ltd.	324,971
8,976	Subsea 7 SA	226,681
3,209	Technip-Coflexip SA	342,731
15,319	Tenaris SA	377,595
6,329	WorleyParsons, Ltd.	202,558

		3,125,001

Food & Staples Retailing (2.2%):
19,200	AEON Co., Ltd.	222,569
19,431	Carrefour SA	861,135
1,737	Casino Guichard-Perrachon SA	164,363
2,372	Colruyt SA	124,952
3,346	Delhaize Group	272,509
2,200	FamilyMart Co., Ltd.	81,937
39,541	J Sainsbury plc	212,589
7,151	Jeronimo Martins SGPS SA	115,006
2,100	Kesko OYJ, B Shares	98,290
38,660	Koninklijke Ahold NV	518,521
2,000	LAWSON, Inc.	96,441
23,823	Metcash, Ltd.	102,453
4,238	Metro AG	290,092
43,000	Olam International, Ltd.	95,342
24,400	Seven & I Holdings Co., Ltd.	622,617
260,337	Tesco plc	1,590,269
6,100	UNY Co., Ltd.	56,477
32,598	Wesfarmers, Ltd.	1,069,881
5,027	Wesfarmers, Ltd., Price Protected Shares	167,032
69,308	William Morrison Supermarkets plc	306,830
39,320	Woolworths, Ltd.	1,092,421

		8,161,726

Food Products (3.3%):
22,000	Ajinomoto Co., Inc.	227,063
2,826	Aryzta AG	144,604
11,526	Associated British Foods plc	183,561
84,042	Cable & Wireless Worldwide	70,691
18,910	Danone SA	1,235,012
222,382	Golden Agri-Resources, Ltd.	121,475
44,535	Goodman Fielder, Ltd.	56,621
5,000	Kikkoman Corp.	47,138
29	Lindt & Spruengli AG	83,740
4	Lindt & Spruengli AG, Registered Shares	130,049
2,226	Meiji Holdings Co., Ltd.	89,538
112,354	Nestle SA	6,448,948
6,000	Nippon Meat Packers, Inc.	75,685
6,000	Nisshin Seifun Group, Inc.	69,192
2,200	Nissin Foods Holdings Co., Ltd.	77,422
55,280	Parmalat SpA	185,311
2,197	Suedzucker AG	61,046
3,000	Toyo Suisan Kaisha, Ltd.	65,152
52,825	Unilever NV	1,658,441
41,621	Unilever plc	1,269,178
61,000	Wilmar International, Ltd.	264,764
3,300	Yakult Honsha Co., Ltd.	84,365
4,000	Yamazaki Baking Co., Ltd.	46,609

		12,695,605

Gas Utilities (0.4%):
5,852	Enagas	131,971
10,656	Gas Natural SDG SA	200,076
139,400	Hong Kong & China Gas Co., Ltd.	334,751
63,000	Osaka Gas Co., Ltd.	249,846
46,827	Snam Rete Gas SpA	263,289
13,000	Toho Gas Co., Ltd.	66,543
83,000	Tokyo Gas Co., Ltd.	376,619

		1,623,095

Health Care Equipment & Supplies (0.7%):
414	bioMerieux SA	43,417
1,793	Cochlear, Ltd.	153,881
711	Coloplast A/S, Class B	102,914
6,558	Essilor International SA Cie Generale d’Optique	487,243
3,536	Fresenius SE	328,275
6,518	Getinge AB, B Shares	161,140
7,200	Olympus Co., Ltd.	200,346
28,964	Smith & Nephew plc	326,445
1,475	Sonova Holding AG, Registered Shares	131,496
273	Straumann Holding AG, Registered Shares	70,212
1,932	Synthes, Inc.	261,536
2,200	Sysmex Corp.	77,342
5,400	Terumo Corp.	284,740
818	William Demant Holding A/S*	70,759

		2,699,746

Health Care Providers & Services (0.2%):
1,200	Alfresa Holdings Corp.	46,104
2,376	Celesio AG	58,342
6,330	Fresenius Medical Care AG & Co. KGaA	426,376
4,300	Medipal Holdings Corp.	38,057
4,404	Ramsay Health Care, Ltd.	87,060
11,579	Sonic Healthcare, Ltd.	143,387
2,000	Suzuken Co., Ltd.	52,766

		852,092

Hotels, Restaurants & Leisure (0.9%):
4,735	Accor SA	212,567
3,376	Autogrill SpA*	47,506
5,940	Carnival plc	233,931
61,251	Compass Group plc	551,224
15,281	Crown, Ltd.	128,639
5,129	Edenred*	154,680
198,757	Genting Singapore plc*	322,659
9,548	InterContinental Hotels Group plc	195,937
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
2,129	McDonald’s Holdings Co., Ltd.	$51,089
7,086	OPAP SA	151,549
1,600	Oriental Land Co., Ltd.	127,176
47,333	Shangri-La Asia, Ltd.	122,039
52,000	SJM Holdings, Ltd.	90,850
18,397	Sky City Entertainment Group, Ltd.	47,413
3,125	Sodexo	228,044
22,422	Tabcorp Holdings, Ltd.	173,559
42,640	Tatts Group, Ltd.	103,068
27,253	Thomas Cook Group plc	74,514
4,926	TUI AG*	58,988
18,525	Tui Travel plc	67,440
5,671	Whitbread plc	150,262
50,000	Wynn Macau, Ltd.	139,103

		3,432,237

Household Durables (0.8%):
7,400	Casio Computer Co., Ltd.	58,552
7,625	Electrolux AB, Series B	196,841
14,149	Husqvarna AB, B Shares	121,521
3,700	Makita Corp.	172,186
71,600	Panasonic Corp.	910,928
1,100	Rinnai Corp.	73,016
14,000	Sekisui Chemical Co., Ltd.	109,596
19,000	Sekisui House, Ltd.	176,913
32,000	Sharp Corp.	314,219
32,600	Sony Corp.	1,034,187

		3,167,959

Household Products (0.6%):
4,249	Henkel AG & Co. KGaA	222,167
5,779	Henkel AG & Co. KGaA	358,439
17,500	Kao Corp.	436,658
19,999	Reckitt Benckiser Group plc	1,027,031
3,900	Unicharm Corp.	141,014

		2,185,309

Independent Power Producers & Energy Traders (0.1%):
3,800	Electric Power Development Co., Ltd.	117,071
27,940	Iberdrola Renovables SA	120,539
48,944	International Power plc	241,784

		479,394

Industrial Conglomerates (1.8%):
18,013	CSR, Ltd.	61,044
32,000	Fraser and Neave, Ltd.	152,730
38,000	Hankyu Hanshin Holdings, Inc.	175,469
69,000	Hutchison Whampoa, Ltd.	815,390
42,000	Keppel Corp., Ltd.	410,251
31,978	Koninklijke Philips Electronics NV	1,021,242
43,500	NWS Holdings, Ltd.	66,425
24,597	Orkla ASA	238,770
33,000	SembCorp Industries, Ltd.	136,530
26,679	Siemens AG	3,655,175
12,509	Smiths Group plc	260,543

		6,993,569

Insurance (4.2%):
6,641	Admiral Group plc	165,668
55,752	AEGON NV*	417,642
253,800	AIA Group, Ltd.*	782,528
13,743	Allianz SE, Registered Shares	1,934,993
91,360	AMP, Ltd.	512,522
37,869	Assicurazioni Generali SpA	820,129
55,698	AXA SA	1,164,344
1,664	Baloise Holding AG, Registered Shares	164,935
5,023	CNP Assurances	106,644
261	Dai-ichi Life Insurance Co., Ltd. (The)	393,885
2,633	Delta Lloyd NV	70,018
73,522	Fortis	209,373
2,053	Hannover Rueckversicherung AG, Registered Shares	112,464
67,464	Insurance Australia Group, Ltd.	250,377
192,186	Legal & General Group plc	355,757
24,002	Mapfre SA	90,478
17,411	MS&AD Insurance Group Holdings, Inc.	396,542
6,112	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	964,446
45,900	NKSJ Holdings, Inc.	295,136
176,982	Old Mutual plc	386,091
82,555	Prudential plc	935,945
34,108	QBE Insurance Group, Ltd.	622,549
114,853	RSA Insurance Group plc	242,232
13,626	Sampo OYJ, A Shares	434,725
5,662	SCOR SE	154,131
6,000	Sony Financial Holdings, Inc.	117,888
75,338	Standard Life plc	249,942
41,570	Suncorp-Metway, Ltd.	363,774
1,019	Swiss Life Holding AG, Registered Shares	168,480
11,422	Swiss RE, Registered Shares	653,975
8,918	T&D Holdings, Inc.	219,840
23,500	Tokio Marine Holdings, Inc.	628,475
882	Tryg A/S	51,879
1,204	Vienna Insurance Group Weiner Staeditische Versicherung AG	68,759
4,722	Zurich Financial Services AG	1,322,489

		15,829,055

Internet & Catalog Retail (0.1%):
2,700	DeNA Co., Ltd.	97,565
28,130	Home Retail Group plc	87,128
240	Rakuten, Inc.	214,035

		398,728

Internet Software & Services (0.1%):
2,700	Gree, Inc.	45,292
3,965	United Internet AG, Registered Shares	71,079
484	Yahoo! Japan Corp.	173,206

		289,577

IT Services (0.2%):
1,558	Atos Origin SA*	91,439
4,851	Cap Gemini SA	281,981
14,173	Computershare, Ltd.	135,748
3,009	Indra Sistemas SA	60,363
1,000	Itochu Techno-Solutions Corp.	31,922
3,200	Nomura Research Institute, Ltd.	70,649
41	NTT Data Corp.	126,757
240	Obic Co., Ltd.	44,945
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
IT Services, continued
500	OTSUKA Corp.	$32,167

		875,971

Leisure Equipment & Products (0.2%):
6,000	Namco Bandai Holdings, Inc.	65,440
10,500	Nikon Corp.	216,540
1,800	Sankyo Co., Ltd.	92,316
6,300	Sega Sammy Holdings, Inc.	107,850
2,100	Shimano, Inc.	104,924
4,900	Yamaha Corp.	55,154

		642,224

Life Sciences Tools & Services (0.1%):
1,511	Lonza Group AG, Registered Shares	126,630
7,390	QIAGEN NV*	147,963

		274,593

Machinery (2.8%):
10,884	Alfa Laval AB	236,311
11,000	AMADA Co., Ltd.	91,799
21,780	Atlas Copco AB, A Shares	579,259
12,520	Atlas Copco AB, B Shares	302,846
33,000	Cosco Corp., Ltd.	53,533
6,200	Fanuc, Ltd.	932,217
5,399	GEA Group AG	177,556
8,069	Hexagon AB, B Shares	192,597
8,000	Hino Motors, Ltd.	39,153
3,300	Hitachi Construction Machinery Co., Ltd.	82,659
42,000	IHI Corp.	101,027
25,950	Invensys plc	143,929
10,000	Japan Steel Works, Ltd. (The)	76,965
7,200	JTEKT Corp.	92,671
47,000	Kawasaki Heavy Industries, Ltd.	206,854
30,800	Komatsu, Ltd.	1,039,598
5,137	Kone OYJ, B Shares	295,568
38,000	Kubota Corp.	354,669
3,800	Kurita Water Industries, Ltd.	112,364
3,429	MAN AG	429,633
4,154	Metso Corp. OYJ	223,309
11,000	Minebea Co., Ltd.	60,714
99,000	Mitsubishi Heavy Industries, Ltd.	450,047
21,000	Mitsui Engineering & Shipbuilding Co., Ltd.	50,253
3,200	Nabtesco Corp.	79,882
8,000	NGK INSULATORS, Ltd.	143,050
14,000	NSK, Ltd.	120,707
15,000	NTN Corp.	71,970
32,705	Sandvik AB	618,559
10,211	Scania AB, B Shares	237,223
1,552	Schindler Holding AG	186,513
723	Schindler Holding AG, Registered Shares	87,367
27,000	SembCorp Marine, Ltd.	125,221
12,649	SKF AB, B Shares	368,533
1,800	SMC Corp.	293,329
19,000	Sumitomo Heavy Industries, Ltd.	124,062
3,800	THK Co., Ltd.	94,672
3,591	Vallourec SA	403,024
44,701	Volvo AB, B Shares*	785,746
5,078	Wartsila Corp. OYJ	198,197
6,902	Weir Group plc (The)	191,648
60,250	Yangzijiang Shipbuilding Holdings, Ltd.	86,606
4,607	Zardoya Otis SA	76,468

		10,618,308

Marine (0.6%):
43	A.P. Moller — Maersk A/S, Class B	404,528
19	A.P. Moller — Maersk A/S, Class A	174,637
169,000	Hutchison Port Holdings Trust*	167,310
21,000	Kawasaki Kisen Kaisha, Ltd.	77,525
1,769	Kuehne & Nagel International AG, Registered Shares	247,566
37,000	Mitsui O.S.K. Lines, Ltd.	213,119
27,500	Neptune Orient Lines, Ltd.*	42,235
51,000	Nippon Yusen Kabushiki Kaisha	199,315
7,000	Orient Overseas International, Ltd.	73,304
10,346	Transocean, Ltd.*	812,484

		2,412,023

Media (1.5%):
497	Axel Springer AG	80,502
36,955	British Sky Broadcasting Group plc	489,092
5,377	Dentsu, Inc.	137,535
3,155	Eutelsat Communications	125,982
70,209	Fairfax Media, Ltd.	93,608
12	Fuji Media Holdings, Inc.	16,796
5,824	Gestevision Telecinco SA*	66,625
780	Hakuhodo DY Holdings, Inc.	40,672
123,315	ITV plc*	153,157
2,057	JC Decaux SA*	69,151
77	Jupiter Telecommunications Co., Ltd.	75,277
1,769	Kabel Deutschland Holding AG*	93,443
3,848	Lagardere S.C.A.	164,502
2,040	M6 Metropole Television	53,292
22,350	Mediaset SpA	142,130
1,609	Modern Times Group MTG AB, B Shares	122,389
4,266	PagesJaunes Groupe SA	42,776
26,356	Pearson plc	466,876
2,538	ProSiebenSat.1 Media AG, Preferred Shares	74,917
3,955	Publicis Groupe	221,699
22,616	Reed Elsevier NV	291,313
39,406	Reed Elsevier plc	341,208
2,608	Sanoma OYJ	59,068
9,819	SES	252,839
48,000	Singapore Press Holdings, Ltd.	150,147
3,634	Societe Television Francaise 1	66,709
3,200	Toho Co., Ltd.	45,907
40,099	Vivendi	1,144,338
9,729	Wolters Kluwer NV	227,739
40,920	WPP plc	504,513

		5,814,202

Metals & Mining (6.6%):
3,239	Acerinox SA	63,904
79,972	Alumina, Ltd.	203,630
42,800	Anglo American plc	2,200,368
12,602	Antofagasta plc	274,799
27,841	ArcelorMittal	1,008,628
91,460	Aviva plc	635,112
71,395	BHP Billiton plc	2,829,757
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Metals & Mining, continued
108,897	BHP Billiton, Ltd.	$5,217,934
61,267	BlueScope Steel, Ltd.	124,925
8,863	Boliden AB	190,576
9,000	Daido Steel Co., Ltd.	51,190
8,000	Dowa Holdings Co., Ltd.	49,832
162	Eramet	59,845
8,248	Eurasian Natural Resource Corp.	123,833
41,108	Fortescue Metals Group, Ltd.	271,561
5,744	Fresnillo plc	142,457
5,000	Hitachi Metals, Ltd.	63,011
14,900	JFE Holdings, Inc.	436,106
6,862	Kazakhmys plc	153,795
81,000	Kobe Steel, Ltd.	207,561
5,400	Lonmin plc	147,365
1,400	Maruichi Steel Tube, Ltd.	34,596
35,000	Mitsubishi Materials Corp.	118,687
18,000	Mitsui Mining & Smelting Co., Ltd.	62,554
24,816	Newcrest Mining, Ltd.	1,025,066
166,000	Nippon Steel Corp.	530,976
22,000	Nisshin Steel Co., Ltd.	47,355
29,436	Norsk Hydro ASA	241,383
43,442	OneSteel, Ltd.	109,419
4,055	Outokumpu OYJ	70,175
102,795	OZ Minerals, Ltd.	169,239
2,929	Randgold Resources, Ltd.*	236,922
2,811	Rautaruukki OYJ	67,371
47,016	Rio Tinto plc	3,316,952
14,131	Rio Tinto, Ltd.	1,236,275
1,361	Salzgitter AG	107,426
5,266	Sims Metal Management, Ltd.	95,203
5,682	SSAB AB, A Shares	89,952
17,000	Sumitomo Metal & Mining Co., Ltd.	292,532
111,000	Sumitomo Metal Industries, Ltd.	248,268
10,848	ThyssenKrupp AG	444,172
3,600	Tokyo Steel Manufacturing Co., Ltd.	42,035
3,835	Vedanta Resources plc	146,252
3,482	Voestalpine AG	163,491
67,298	Xstrata plc	1,571,158
1,200	YAMATO KOGYO Co., Ltd.	39,971

		24,963,619

Multi-Utilities (1.0%):
32,718	A2A SpA	53,037
15,028	AGL Energy, Ltd.	222,259
167,143	Centrica plc	871,641
113,373	National Grid plc	1,082,792
13,579	RWE AG	872,618
8,656	Suez Environnement SA	179,048
22,678	United Utilities Group plc	215,387
11,294	Veolia Environnement	351,147

		3,847,929

Multiline Retail (0.3%):
17,331	Harvey Norman Holdings, Ltd.	53,719
11,900	Isetan Mitsukoshi Holdings, Ltd.	107,180
16,000	J. FRONT RETAILING Co., Ltd.	66,570
17,366	Lifestyle International Holdings, Ltd.	41,612
51,853	Marks & Spencer Group plc	279,965
7,300	MARUI GROUP Co., Ltd.	47,139
5,991	Next plc	190,270
2,463	Pinault Printemps Redoute	377,425
8,000	Takashimaya Co., Ltd.	50,667

		1,214,547

Office Electronics (0.6%):
7,500	Brother Industries, Ltd.	110,209
36,800	Canon, Inc.	1,601,924
15,000	Konica Minolta Holdings, Inc.	125,722
1,016	Neopost SA	88,959
22,000	Ricoh Co., Ltd.	258,201

		2,185,015

Oil, Gas & Consumable Fuels (7.3%):
109,785	BG Group plc	2,726,967
609,375	BP plc	4,437,576
45,402	Cairn Energy plc*	336,935
4,141	Caltex Australia, Ltd.	66,751
19,000	Cosmo Oil Co., Ltd.	59,175
123	Delek Group, Ltd.	33,326
84,424	Eni SpA	2,072,093
10,683	Essar Energy, Ltd.*	80,909
7,635	Galp Energia SGPS SA, B Shares	163,550
700	Idemitsu Kosan Co., Ltd.	81,987
72	INPEX Corp.	541,761
74	Israel Corp., Ltd. (The)*	88,563
1,000	Japan Petroleum Exploration Co., Ltd.	50,024
72,870	JX Holdings, Inc.	490,707
5,732	Macarthur Coal, Ltd.	68,696
4,247	Neste Oil OYJ	87,518
4,747	OMV AG	214,417
33,797	Origin Energy, Ltd.	564,229
2,957	Orion OYJ, Class B	71,712
23,757	Repsol YPF SA	815,105
114,972	Royal Dutch Shell plc, A Shares	4,170,516
87,416	Royal Dutch Shell plc, B Shares	3,171,952
27,100	Santos, Ltd.	433,703
6,100	Showa Shell Sekiyu K.K.	63,670
36,193	StatoilHydro ASA	1,004,926
9,000	TonenGeneral Sekiyu K.K.	111,147
68,535	Total SA	4,171,568
28,802	Tullow Oil plc	669,732
20,240	Woodside Petroleum, Ltd.	978,582

		27,827,797

Paper & Forest Products (0.2%):
1,702	Holmen AB, B Shares	58,862
3,067	Nippon Paper Group, Inc.	64,669
27,000	Oji Paper Co., Ltd.	128,247
19,059	Stora Enso OYJ, R Shares	226,983
16,874	UPM-Kymmene OYJ	356,802

		835,563

Personal Products (0.3%):
3,258	Beiersdorf AG	198,895
7,773	L’Oreal SA	905,194
10,900	Shiseido Co., Ltd.	188,745

		1,292,834

Pharmaceuticals (6.5%):
14,400	Astellas Pharma, Inc.	531,110
45,858	AstraZeneca plc	2,108,059
26,815	Bayer AG	2,086,014
7,000	Chugai Pharmaceutical Co., Ltd.	120,539
21,800	Daiichi Sankyo Co., Ltd.	421,005
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
5,100	Dainippon Sumitomo Pharma Co., Ltd.	$47,529
8,300	Eisai Co., Ltd.	297,826
16,150	Elan Corp. plc*	111,264
168,459	GlaxoSmithKline plc	3,214,134
2,300	Hisamitsu Pharmaceutical Co., Inc.	92,791
8,000	Kyowa Hakko Kogyo Co., Ltd.	75,036
2,118	Merck KGaA	191,325
1,900	Miraca Holdings, Inc.	72,769
7,000	Mitsubishi Tanabe Pharma Corp.	113,636
68,422	Novartis AG, Registered Shares	3,710,860
13,575	Novo Nordisk A/S, B Shares	1,701,802
2,700	Ono Pharmaceutical Co., Ltd.	132,136
8,200	Otsuka Holdings Co., Ltd.	202,445
22,781	Roche Holding AG	3,255,134
34,008	Sanofi-Aventis	2,388,094
2,500	Santen Pharmaceutical Co., Ltd.	99,021
9,500	Shionogi & Co., Ltd.	162,103
18,235	Shire plc	529,415
4,000	Taisho Pharmacuetical Co., Ltd.	86,580
24,300	Takeda Pharmacuetical Co., Ltd.	1,133,766
30,355	Teva Pharmaceutical Industries, Ltd.	1,523,653
1,800	Tsumura & Co.	56,494
3,194	UCB SA	121,359

		24,585,899

Professional Services (0.5%):
3,991	Adecco SA, Registered Shares	262,935
1,571	Bureau Veritas SA	123,505
19,485	Capita Group plc	232,433
32,749	Experian plc	405,607
5,080	Intertek Group plc	165,910
3,565	Randstad Holding NV*	198,372
180	SGS SA, Registered Shares	320,845

		1,709,607

Real Estate Investment Trusts (REITs) (1.4%):
49,000	Ascendas Real Estate Investment Trust	79,365
28,707	British Land Co. plc	254,764
71,000	CapitaMall Trust	105,792
45,606	CapitaMalls Asia, Ltd.	64,455
71,008	CFS Retail Property Trust	135,057
1,886	Corio NV	132,079
162,344	Dexus Property Group	142,741
824	Fonciere des Regions SA	87,810
610	Gecina SA	84,146
213,320	Goodman Group	151,081
55,744	GPT Group	181,007
23,395	Hammerson plc	167,923
771	Icade	95,099
22	Japan Prime Realty Investment Corp.	58,907
17	Japan Real Estate Investment Corp.	159,959
53	Japan Retail Fund Investment Corp.	82,980
2,983	Klepierre	121,079
25,060	Land Securities Group plc	295,147
17,583	Liberty International plc	108,083
73,000	Link REIT (The)	228,652
108,102	Mirvac Group	139,185
19	Nippon Building Fund, Inc.	184,346
9	Nomura Real Estate Office Fund, Inc.	60,931
24,528	SEGRO plc	126,659
76,160	Stockland	292,227
2,974	Unibail-Rodamco	644,316
71,106	Westfield Group	686,240
93,670	Westfield Retail Trust	253,639

		5,123,669

Real Estate Management & Development (1.7%):
2,700	AEON Mall Co., Ltd.	57,987
82,000	Capitaland, Ltd.	214,932
45,000	Cheung Kong Holdings, Ltd.	731,810
18,000	City Developments, Ltd.	164,842
2,400	Daito Trust Construction Co., Ltd.	163,655
16,000	Daiwa House Industry Co., Ltd.	195,465
27,000	Hang Lung Group, Ltd.	167,311
80,000	Hang Lung Properties, Ltd.	350,759
36,000	Henderson Land Development Co., Ltd.	249,393
18,500	Hopewell Holdings, Ltd.	55,653
21,000	Hysan Development Co., Ltd.	86,530
7,136	Immoeast AG*(a)#	—
31,263	Immofinanz Immobilien Anlagen AG*	141,161
23,000	Keppel Land, Ltd.	81,795
4,671	Kerry Group plc, Class A	173,866
23,000	Kerry Properties, Ltd.	115,370
17,940	Lend Lease Group	168,042
38,000	Mitsubishi Estate Co., Ltd.	642,929
27,000	Mitsui Fudosan Co., Ltd.	438,470
81,000	New World Development Co., Ltd.	142,826
3,200	Nomura Real Estate Holdings, Inc.	48,523
38	NTT Urban Development Corp.	31,849
84,000	Sino Land Co., Ltd.	149,498
12,000	Sumitomo Realty & Development Co., Ltd.	240,115
46,000	Sun Hung Kai Properties, Ltd.	727,131
25,000	Swire Pacific, Ltd., Class A	366,557
12,000	Tokyo Tatemono Co., Ltd.	44,877
14,000	Tokyu Land Corp.	60,943
16,000	UOL Group, Ltd.	60,212
49,300	Wharf Holdings, Ltd. (The)	340,337
31,000	Wheelock & Co., Ltd.	116,478

		6,529,316

Road & Rail (0.8%):
94,497	Asciano Group	169,930
50	Central Japan Railway Co.	396,224
62,000	ComfortDelGro Corp., Ltd.	76,783
6,701	DSV A/S	165,472
11,013	East Japan Railway Co.	605,317
15,223	FirstGroup plc	79,701
15,000	Keihin Electric Express Railway Co., Ltd.	106,952
18,000	Keio Corp.	107,576
10,000	Keisei Electric Railway Co., Ltd.	57,359
52,000	Kintetsu Corp.	166,531
48,000	MTR Corp., Ltd.	177,510
27,000	Nippon Express Co., Ltd.	103,571
20,000	Odakyu Electric Railway Co., Ltd.	168,591
56,467	QR National, Ltd.*	195,822
32,000	Tobu Railway Co., Ltd.	130,832
36,000	Tokyu Corp.	147,848
55	West Japan Railway Co.	210,525

		3,066,544
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (0.7%):
5,400	Advantest Corp.	$97,273
42,884	ARM Holdings plc	399,658
6,300	ASM Pacific Technology, Ltd.	79,223
13,988	ASML Holding NV	616,876
6,000	Elpida Memory, Inc.*	77,273
35,356	Infineon Technologies AG	363,427
3,300	ROHM Co., Ltd.	204,957
1,900	SHINKO ELECTRIC INDUSTRIES Co., Ltd.	19,466
21,003	STMicroelectronics NV	260,267
3,900	SUMCO Corp.*	78,647
5,500	Tokyo Electron, Ltd.	303,241

		2,500,308

Software (0.9%):
6,350	Amadeus IT Holding SA, A Shares*	121,510
7,260	Autonomy Corp. plc*	185,262
1,948	Dassault Systemes SA	149,846
2,900	Konami Corp.	52,873
3,200	Nintendo Co., Ltd.	864,647
1,300	Oracle Corp.	53,861
43,535	Sage Group plc (The)	194,427
27,845	SAP AG	1,708,106
2,100	Square Enix Holdings Co., Ltd.	36,025
3,200	Trend Micro, Inc.	84,511

		3,451,068

Specialty Retail (0.7%):
1,000	ABC-Mart, Inc.	36,376
38,572	Esprit Holdings, Ltd.	176,309
1,700	Fast Retailing Co., Ltd.	212,807
33,158	Hennes & Mauritz AB, B Shares	1,102,617
7,076	Industria de Diseno Textil SA	567,957
77,812	Kingfisher plc	306,723
1,150	Nitori Co., Ltd.	100,425
700	Shimamura Co., Ltd.	61,700
730	USS Co., Ltd.	56,795
2,650	Yamada Denki Co., Ltd.	176,492

		2,798,201

Textiles, Apparel & Luxury Goods (1.1%):
6,786	Adidas AG	428,803
5,000	ASICS Corp.	66,859
7,238	Billabong International, Ltd.	56,455
14,379	Burberry Group plc	270,807
2,092	Christian Dior SA	294,497
16,929	Cie Financiere Richemont, Class A	977,881
3,816	Luxottica Group SpA	124,757
7,944	LVMH Moet Hennessy Louis Vuitton SA	1,257,091
4,000	Nisshinbo Holdings, Inc.	38,817
1,844	Pandora A/S*	93,821
187	Puma AG	55,318
1,000	Swatch Group AG (The)	442,096
1,347	Swatch Group AG (The), Registered Shares	107,096
25,000	Yue Yuen Industrial Holdings, Ltd.	79,746

		4,294,044

Tobacco (1.2%):
64,749	British American Tobacco plc	2,601,662
33,026	Imperial Tobacco Group plc	1,021,598
145	Japan Tobacco, Inc.	519,069
7,495	Swedish Match AB, Class B	249,221

		4,391,550

Trading Companies & Distributors (1.2%):
10,428	Bunzl plc	124,535
48,800	Itochu Corp.	511,121
54,000	Marubeni Corp.	388,961
44,000	Mitsubishi Corp.	1,221,693
56,400	Mitsui & Co., Ltd.	1,011,212
123,090	Noble Group, Ltd.	208,604
21,464	Paladin Energy, Ltd.*	80,190
42,900	Sojitz Corp.	84,276
36,500	Sumitomo Corp.	521,867
6,700	Toyota Tsushu Corp.	110,539
9,305	Wolseley plc*	313,702

		4,576,700

Transportation Infrastructure (0.4%):
9,744	Abertis Infraestructuras SA	211,603
964	Aeroports de Paris	88,789
9,918	Atlantia SpA	227,368
29,358	Auckland International Airport, Ltd.	49,591
5,758	Brisa Auto-Estradas de Portugal SA	38,941
14,601	Ferrovial SA	183,120
1,170	Fraport AG	85,428
16,832	Groupe Eurotunnel SA	179,066
8,000	Kamigumi Co., Ltd.	68,398
2,232	Koninklijke Vopak NV	107,501
4,000	Mitsubishi Logistics Corp.	44,733
41,382	Transurban Group	229,985

		1,514,523

Water Utilities (0.1%):
7,774	Severn Trent plc	182,391

Wireless Telecommunication Services (2.1%):
1,767	Cellcom Israel, Ltd.	58,020
95	KDDI Corp.	583,194
2,518	Millicom International Cellular SA, SDR	240,956
887	Mobistar SA	61,535
2,037	NICE Systems, Ltd.*	75,271
497	NTT DoCoMo, Inc.	865,181
3,030	Partner Communications Co., Ltd.	57,584
26,300	SOFTBANK Corp.	1,040,126
20,202	StarHub, Ltd.	43,291
1,692,728	Vodafone Group plc	4,792,225

		7,817,383

Total Common Stocks (Cost $318,359,284)		368,957,546

Preferred Stock (0.0%):
Multi-Utilities (0.0%):
1,253	RWE AG	76,819

Total Preferred Stock (Cost $91,160)		76,819

Right (0.0%):
Automobiles (0.0%):
2,776	Porsche Automobil Holding SE*	24,585

Total Right (Cost $—)		24,585

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Investment Company (1.0%):
3,752,381	Dreyfus Treasury Prime Cash Management, 0.00%(b)	$3,752,381

Total Investment Company (Cost $3,752,381)		3,752,381

Total Investment Securities (Cost $322,202,825)(c)—98.1%		372,811,331
Net other assets (liabilities) — 1.9%		7,205,445

Net Assets — 100.0%		$380,016,776

Percentages indicated are based on net assets as of March 31, 2011.

SDR	Swedish Depositary Receipt

SP ADR	Sponsored American Depositary Receipt

*	Non-income producing security

#	Escrowed security

(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2011. The total of all such securities represents 0.00% of the net assets of the fund.

(b)	The rate represents the effective yield at March 31, 2011.

(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
Futures Contracts
Cash of $932,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2011:

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)
TOPIX Index Futures (Japanese Yen)	Long	6/9/11	15	$1,483,276	$126,768
SPI 200 Index Futures (Australian Dollars)	Long	6/16/11	6	696,140	37,447
DJ EURO STOXX 50 Futures (Euros)	Long	6/17/11	54	2,055,041	95,305
FTSE 100 Index Futures (British Pounds)	Long	6/17/11	19	1,732,490	64,147
MSCI EAFE Index E-Mini Futures (U.S. Dollars)	Long	6/17/11	44	3,648,205	63,195

Total					$386,862

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2011:

Country	Percentage
Australia	8.7%
Austria	0.3
Belgium	0.9
Bermuda	0.1
Cayman Islands	—	^
Cyprus	—	^
Denmark	1.1
Finland	1.1
France	9.6
Germany	8.5
Greece	0.2
Guernsey	0.1
Hong Kong	2.9
Ireland (Republic of)	0.4
Israel	0.7
Italy	2.8
Japan	20.0
Jersey	0.1
Kazakhstan	—	^
Luxembourg	0.3
Netherlands	3.2
New Zealand	0.1
Norway	0.8
Portugal	0.3
Singapore	1.5
Spain	3.6
Sweden	3.1
Switzerland	7.8
United Kingdom	20.7
United States	1.1

	100.0%

^	Represents less than 0.05%.
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (64.2%):
Air Freight & Logistics (0.3%):
14,136	FedEx Corp.	$1,322,423

Automobiles (0.6%):
77,644	Ford Motor Co.*	1,157,672
35,148	General Motors Co.*^	1,090,642

		2,248,314

Beverages (0.8%):
29,140	Coca-Cola Co. (The)	1,933,439
49,205	Coca-Cola Enterprises, Inc.	1,343,296

		3,276,735

Capital Markets (2.7%):
216,240	Charles Schwab Corp. (The)^	3,898,807
153,844	Morgan Stanley	4,203,018
65,872	State Street Corp.	2,960,288

		11,062,113

Chemicals (1.7%):
69,796	Dow Chemical Co. (The)	2,634,799
37,099	LyondellBasell Industries NV, Class A*	1,467,266
28,487	PPG Industries, Inc.^	2,712,247

		6,814,312

Commercial Banks (3.3%):
52,894	BB&T Corp.^	1,451,940
98,497	Fifth Third Bancorp	1,367,138
75,962	PNC Financial Services Group, Inc.	4,784,847
211,242	Regions Financial Corp.	1,533,617
61,169	U.S. Bancorp	1,616,697
78,160	Wells Fargo & Co.	2,477,672

		13,231,911

Commercial Services & Supplies (1.0%):
58,480	Avery Dennison Corp.	2,453,821
46,490	Cintas Corp.	1,407,252

		3,861,073

Communications Equipment (0.5%):
128,598	Cisco Systems, Inc.	2,205,456

Computers & Peripherals (1.8%):
224,906	Dell, Inc.*	3,263,386
100,354	Hewlett-Packard Co.	4,111,503

		7,374,889

Diversified Financial Services (5.3%):
361,159	Bank of America Corp.	4,814,250
888,396	Citigroup, Inc.*	3,926,710
277,489	JPMorgan Chase & Co.	12,792,243

		21,533,203

Diversified Telecommunication Services (0.8%):
78,575	Verizon Communications, Inc.	3,028,280

Electric Utilities (2.3%):
135,151	American Electric Power Co., Inc.	4,749,206
40,687	Edison International	1,488,738
21,511	Entergy Corp.	1,445,754
47,343	FirstEnergy Corp.	1,755,952

		9,439,650

Energy Equipment & Services (1.7%):
15,666	Baker Hughes, Inc.	1,150,354
19,408	Cameron International Corp.*^	1,108,197
50,753	Schlumberger, Ltd.	4,733,225

		6,991,776

Food & Staples Retailing (1.7%):
99,699	SYSCO Corp.^	2,761,662
97,900	Walgreen Co.^	3,929,706

		6,691,368

Food Products (1.7%):
114,496	Kraft Foods, Inc., Class A	3,590,595
103,454	Unilever NV, NYS	3,244,317

		6,834,912

Health Care Equipment & Supplies (0.6%):
13,135	Covidien plc*	682,232
39,227	Medtronic, Inc.^	1,543,582

		2,225,814

Health Care Providers & Services (1.9%):
42,312	Cardinal Health, Inc.	1,740,293
13,324	HCA Holdings, Inc.*	451,284
126,207	UnitedHealth Group, Inc.^	5,704,556

		7,896,133

Household Durables (0.6%):
77,857	Sony Corp., SP ADR^	2,478,188

Household Products (1.6%):
14,464	Energizer Holdings, Inc.*	1,029,258
90,609	Procter & Gamble Co. (The)	5,581,515

		6,610,773

Industrial Conglomerates (4.2%):
574,958	General Electric Co.	11,527,908
122,850	Tyco International, Ltd.	5,499,994

		17,027,902

Insurance (2.8%):
31,145	Chubb Corp. (The)	1,909,500
250,944	Marsh & McLennan Cos., Inc.	7,480,640
66,762	Principal Financial Group, Inc.^	2,143,728

		11,533,868

Internet Software & Services (2.1%):
185,525	eBay, Inc.*	5,758,696
173,244	Yahoo!, Inc.*	2,884,513

		8,643,209

IT Services (1.3%):
80,776	Amdocs, Ltd.*	2,330,387
146,135	Western Union Co.^	3,035,224

		5,365,611

Machinery (0.8%):
4,427	Dover Corp.	291,031
62,116	Ingersoll-Rand plc	3,000,824

		3,291,855

Media (4.8%):
202,465	Comcast Corp., Class A	5,004,935
49,280	Time Warner Cable, Inc.	3,515,635
120,297	Time Warner, Inc.^	4,294,603
145,698	Viacom, Inc., Class B^	6,777,871

		19,593,044

Oil, Gas & Consumable Fuels (8.3%):
75,955	Anadarko Petroleum Corp.	6,222,234
23,115	ConocoPhillips	1,845,964
32,709	Devon Energy Corp.	3,001,705
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
36,762	Exxon Mobil Corp.	$3,092,787
57,617	Hess Corp.	4,909,544
15,718	Noble Energy, Inc.	1,519,145
63,353	Occidental Petroleum Corp.	6,619,755
72,255	Royal Dutch Shell plc, SP ADR	5,264,499
45,929	Williams Cos., Inc. (The)	1,432,066

		33,907,699

Personal Products (1.0%):
152,670	Avon Products, Inc.	4,128,197

Pharmaceuticals (3.8%):
33,281	Abbott Laboratories	1,632,433
151,554	Bristol-Myers Squibb Co.^	4,005,572
62,786	Merck & Co., Inc.	2,072,566
322,277	Pfizer, Inc.	6,545,446
36,485	Roche Holding AG, SP ADR	1,311,636

		15,567,653

Professional Services (0.7%):
26,148	Manpower, Inc.	1,644,186
40,521	Robert Half International, Inc.^	1,239,943

		2,884,129

Semiconductors & Semiconductor Equipment (0.5%):
101,205	Intel Corp.	2,041,305

Software (1.0%):
162,937	Microsoft Corp.	4,132,082

Specialty Retail (0.9%):
100,761	Home Depot, Inc.^	3,734,203

Wireless Telecommunication Services (1.1%):
158,869	Vodafone Group plc, SP ADR	4,567,484

Total Common Stocks (Cost $208,355,324)		261,545,564

Convertible Bonds (13.7%):
Biotechnology (2.1%):
$1,438,000	Cephalon, Inc., 2.50%, 5/1/14^	1,716,612
1,702,000	Dendreon Corp., 2.88%, 1/15/16^	1,791,355
2,606,000	Gilead Sciences, Inc., Series D, 1.63%, 5/1/16(a)	3,016,445
1,744,000	Invitrogen Corp., 1.50%, 2/15/24^	2,023,040

		8,547,452

Capital Markets (1.4%):
1,747,000	Affiliated Managers Group, Inc., 3.95%, 8/15/38, Callable 8/15/13 @ 100	2,050,541
1,200,000	Goldman Sachs Group, Inc., 1.00%, 3/15/17, (exchangeable for the cash value of a basket of securities) (a)	1,185,200
737,000	Janus Capital Group, Inc., 3.25%, 7/15/14^	884,400
924,500	Jefferies Group, Inc., 3.88%, 11/1/29, Callable 11/1/17 @ 100^	960,324
298,000	MF Global Holdings, Ltd., 1.88%, 2/1/16	305,823
140,000	MF Global Holdings, Ltd., 9.00%, 6/20/38, Callable 7/1/13 @ 100	167,125

		5,553,413

Communications Equipment (0.9%):
808,000	Ciena Corp., 0.25%, 5/1/13	824,160
2,483,000	Lucent Technologies Corp., 2.88%, 6/15/25	2,402,302
290,000	TW Telecom, Inc., 2.38%, 4/1/26, Callable 4/6/13 @ 100	344,738

		3,571,200

Computers & Peripherals (0.8%):
3,284,000	Sandisk Corp., 1.00%, 5/15/13	3,222,425

Construction Materials (0.7%):
2,000,000	Cemex SAB de C.V., 4.88%, 3/15/15	2,040,000
900,000	Cemex SAB de C.V., 3.75%, 3/15/18(a)	934,875

		2,974,875

Diversified Telecommunication Services (0.3%):
400,000	JDS Uniphase Corp., 1.00%, 5/15/26(a)	433,500
793,000	JDS Uniphase Corp., 1.00%, 5/15/26, Callable 5/20/13 @ 100	859,414

		1,292,914

Energy Equipment & Services (0.3%):
1,000,000	Helix Energy Solutions Group, Inc., 3.25%, 12/15/25, Callable 12/20/12 @ 100	1,003,750

Health Care Equipment & Supplies (0.7%):
254,000	Kinetic Concepts, Inc., 3.25%, 4/15/15(a)	315,912
1,585,000	LifePoint Hospitals, Inc., 3.50%, 5/15/14	1,688,025
791,000	Teleflex, Inc., 3.88%, 8/1/17	890,864

		2,894,801

Health Care Providers & Services (0.2%):
416,000	Omnicare, Inc., 3.75%, 12/15/25	536,120
307,000	Omnicare, Inc., 3.25%, 12/15/35	284,743

		820,863

Hotels, Restaurants & Leisure (0.8%):
1,631,000	International Game Technology, Inc., 3.25%, 5/1/14^(a)	1,871,572
1,458,000	MGM Resorts International, 4.25%, 4/15/15(a)	1,540,013

		3,411,585

Industrial Conglomerates (0.1%):
268,000	Textron, Inc., Series TXT, 4.50%, 5/1/13	573,520

Internet & Catalog Retail (0.8%):
898,000	Clearwire Communications LLC / Clearwire Finance, Inc., 8.25%, 12/1/40, Callable 12/1/17 @ 100(a)	988,922
1,997,700	Liberty Media Corp., 3.13%, 3/30/23	2,372,269

		3,361,191

Machinery (0.3%):
460,000	Linear Technology Corp., 3.00%, 5/1/27(a)	493,925
277,000	Linear Technology Corp., Series A, 3.00%, 5/1/27, Callable 5/1/14 @ 100	297,429
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Principal		Fair
Amount		Value
Convertible Bonds, continued
Machinery, continued
$252,000	Navistar International Corp., 3.00%, 10/15/14	$380,520

		1,171,874

Media (0.7%):
1,317,000	Gaylord Entertainment Co., 3.75%, 10/1/14(a)	1,875,079
337,000	Interpublic Group of Cos., Inc., 4.75%, 3/15/23, Callable 3/15/13 @ 100^	425,041
641,000	Interpublic Group of Cos., Inc. (The), 4.25%, 3/15/23, Callable 3/15/12 @ 100^	732,342

		3,032,462

Metals & Mining (0.3%):
609,000	Allegheny Technologies, Inc., 4.25%, 6/1/14	1,071,079

Pharmaceuticals (0.9%):
821,000	Endo Pharmaceuticals Holdings, Inc., 1.75%, 4/15/15	1,155,558
1,514,000	Mylan, Inc., 1.25%, 3/15/12^	1,667,292
885,000	Salix Pharmaceuticals, Ltd., 2.75%, 5/15/15^	952,481

		3,775,331

Semiconductors & Semiconductor Equipment (1.0%):
2,164,000	Micron Technology, Inc., 1.88%, 6/1/14	2,353,350
512,000	Xilinx, Inc., 3.13%, 3/15/37(a)	595,840
796,000	Xilinx, Inc., 3.13%, 3/15/37^	926,345

		3,875,535

Software (0.6%):
580,000	Cadence Design Systems, Inc., 1.50%, 12/15/13	557,525
1,443,000	Symantec Corp., 1.00%, 6/15/13^	1,740,619

		2,298,144

Specialty Retail (0.3%):
568,000	BorgWarner, Inc., 3.50%, 4/15/12	1,388,760

Thrifts & Mortgage Finance (0.2%):
648,000	MGIC Investment Corp., 5.00%, 5/1/17^	707,940

Wireless Telecommunication Services (0.3%):
1,132,000	SBA Communications Corp., 1.88%, 5/1/13^	1,290,480

Total Convertible Bonds (Cost $50,779,323)		55,839,594

Corporate Bonds (4.1%):
Aerospace & Defense (0.0%):
65,000	Raytheon Co., 1.63%, 10/15/15	62,063

Airlines (0.1%):
105,000	Continental Airlines 2010-A, Class A, 4.75%, 1/12/21^	103,530
88,946	Delta Air Lines, Inc., 6.20%, 7/2/18	92,282

		195,812

Auto Components (0.0%):
100,000	O’Reilly Automotive, Inc., 4.88%, 1/14/21	98,911

Automobiles (0.0%):
55,000	Daimler Finance LLC, 7.30%, 1/15/12	57,771

Beverages (0.1%):
65,000	Anheuser-Busch InBev NV Worldwide, Inc., 7.20%, 1/15/14^	73,844
20,000	Anheuser-Busch InBev NV Worldwide, Inc., 5.38%, 11/15/14	22,039
135,000	Anheuser-Busch InBev NV Worldwide, Inc., 3.63%, 4/15/15	139,683
80,000	FBG Finance, Ltd., 5.13%, 6/15/15(a)	84,927

		320,493

Capital Markets (0.4%):
120,000	Bear Stearns Co., Inc., 7.25%, 2/1/18	139,816
305,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18	330,674
140,000	Goldman Sachs Group, Inc., 6.75%, 10/1/37	141,208
175,000	Jefferies Group, Inc., 6.88%, 4/15/21	185,873
70,000	Merrill Lynch & Co., 6.88%, 4/25/18	77,748
235,000	Morgan Stanley, 4.00%, 7/24/15^	238,826
295,000	Morgan Stanley, 3.45%, 11/2/15	289,981
120,000	Morgan Stanley, 5.75%, 1/25/21	121,116

		1,525,242

Commercial Banks (0.2%):
105,000	HBOS plc, 6.75%, 5/21/18(a)	102,766
50,000	PNC Funding Corp., 6.70%, 6/10/19	58,161
185,000	U.S. Bancorp, 2.00%, 6/14/13	187,777
250,000	U.S. Bank NA, 3.78%, 4/29/20, Callable 4/29/15 @ 100(b)	254,594
230,000	Wells Fargo & Co., 5.63%, 12/11/17	251,210

		854,508

Commercial Services & Supplies (0.0%):
135,000	Waste Management, Inc., 5.00%, 3/15/14	145,644

Communications Equipment (0.0%):
45,000	Juniper Networks, Inc., 4.60%, 3/15/21	44,855

Consumer Finance (0.1%):
140,000	Capital One Financial Corp., 6.75%, 9/15/17	161,032
200,000	GMAC, Inc., 2.20%, 12/19/12	204,887
35,000	HSBC Finance Corp., 6.75%, 5/15/11	35,240
165,000	HSBC Finance Corp., 7.00%, 5/15/12	175,490

		576,649

Diversified Financial Services (1.0%):
215,000	AIG SunAmerica Global Finance VI, 6.30%, 5/10/11(a)	215,970
295,000	Bank of America Corp., 5.75%, 12/1/17	310,815
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Diversified Financial Services, continued
$55,000	Bank of America Corp., 5.65%, 5/1/18	$57,480
120,000	Bank of America Corp., 7.63%, 6/1/19	138,984
180,000	Charles Schwab Corp., 4.45%, 7/22/20	182,869
1,000,000	Citibank NA, 1.75%, 12/28/12	1,017,622
1,050,000	Citigroup Funding, Inc., 2.25%, 12/10/12	1,076,486
135,000	Citigroup, Inc., 6.13%, 11/21/17	147,104
220,000	Citigroup, Inc., 8.50%, 5/22/19	271,453
115,000	ERAC USA Finance Co., 2.75%, 7/1/13(a)	116,420
120,000	JPMorgan Chase & Co., 6.00%, 1/15/18	131,578
65,000	JPMorgan Chase & Co., 6.30%, 4/23/19	71,948
150,000	JPMorgan Chase & Co., 4.40%, 7/22/20	144,953
130,000	PNC Funding Corp., 5.13%, 2/8/20	136,834

		4,020,516

Diversified Telecommunication Services (0.1%):
1,000	AT&T, Inc., 8.00%, 11/15/31	1,253
28,000	AT&T, Inc., 5.35%, 9/1/40(a)	25,081
65,000	Verizon Communications, Inc., 3.00%, 4/1/16	64,669
65,000	Verizon Communications, Inc., 6.35%, 4/1/19^	73,910
120,000	Verizon Communications, Inc., 8.95%, 3/1/39	163,567

		328,480

Electronic Equipment, Instruments & Components (0.0%):
10,000	Corning, Inc., 6.63%, 5/15/19	11,533
20,000	Corning, Inc., 7.25%, 8/15/36, Callable 8/15/26 @ 100	22,833

		34,366

Energy Equipment & Services (0.0%):
45,000	Texas East Transmission, 7.00%, 7/15/32	52,585

Food & Staples Retailing (0.1%):
120,661	CVS Pass-Through Trust, 6.04%, 12/10/28	124,245
19,427	CVS Pass-Through Trust, 8.35%, 7/10/31(a)	23,213
260,000	Safeway, Inc., 3.95%, 8/15/20^	245,923
15,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37	17,074

		410,455

Food Products (0.2%):
85,000	Corn Products International, Inc., 6.63%, 4/15/37	88,845
85,000	GlaxoSmithKline, 5.65%, 5/15/18	95,528
85,000	Kraft Foods, Inc., 5.38%, 2/10/20	89,738
135,000	Kraft Foods, Inc., 7.00%, 8/11/37	151,776
15,000	Kraft Foods, Inc., 6.88%, 2/1/38^	16,630
$250,000	Wm. Wrigley Jr. Co., 1.68%, 6/28/11(a)(b)	250,130

		692,647

Health Care Equipment & Supplies (0.1%):
165,000	Boston Scientific Corp., 5.45%, 6/15/14	176,097
130,000	CareFusion Corp., 4.13%, 8/1/12	134,287

		310,384

Health Care Providers & Services (0.2%):
220,000	Aetna, Inc., 3.95%, 9/1/20	212,465
335,000	Express Scripts, Inc., 5.25%, 6/15/12	351,003
75,000	Medco Health Solutions, Inc., 2.75%, 9/15/15^	74,225
135,000	WellPoint, Inc., 4.35%, 8/15/20	134,685

		772,378

Hotels, Restaurants & Leisure (0.1%):
170,000	Expedia, Inc., 5.95%, 8/15/20	171,488
225,000	Wyndham Worldwide Corp., 5.63%, 3/1/21	222,885
20,000	Yum! Brands, Inc., 6.25%, 3/15/18	22,450
60,000	Yum! Brands, Inc., 5.30%, 9/15/19	63,642

		480,465

Household Products (0.0%):
125,000	Ohio Power Co., Series 1, 5.38%, 10/1/21	132,946

Industrial Conglomerates (0.4%):
1,200,000	General Electric Capital Corp., Series G, 2.63%, 12/28/12, MTN	1,238,538
85,000	General Electric Capital Corp., 5.63%, 5/1/18	91,895
70,000	General Electric Capital Corp., Series G, 6.00%, 8/7/19, MTN	76,424
40,000	General Electric Capital Corp., 5.88%, 1/14/38, MTN	39,491
160,000	General Electric Co., 5.25%, 12/6/17	174,240

		1,620,588

Insurance (0.1%):
115,000	CNA Financial Corp., 5.88%, 8/15/20	118,739
75,000	Pacific Life Corp., 6.00%, 2/10/20(a)	79,863
70,000	Travelers Cos., Inc. (The), 5.35%, 11/1/40	66,610

		265,212

Media (0.2%):
135,000	Comcast Corp., 5.70%, 5/15/18	146,950
20,000	Cox Communications, Inc., 8.38%, 3/1/39(a)	25,387
165,000	DIRECTV Holdings LLC, 7.63%, 5/15/16, Callable 5/15/12 @ 103.81	181,913
80,000	NBC Universal, Inc., 2.10%, 4/1/14(a)	79,628
65,000	NBC Universal, Inc., 5.15%, 4/30/20(a)	66,992
75,000	NBC Universal, Inc., 5.95%, 4/1/41(a)	71,870
160,000	Time Warner Cable, Inc., 5.88%, 11/15/40, Callable 5/15/40 @ 100	150,344
40,000	Time Warner, Inc., 5.88%, 11/15/16	44,626
60,000	Time Warner, Inc., 8.75%, 2/14/19	74,804
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Media, continued
$35,000	Time Warner, Inc., 8.25%, 4/1/19	$42,638

		885,152

Metals & Mining (0.0%):
115,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/1/17, Callable 4/1/12 @ 104.19	126,788

Multi-Utilities (0.0%):
40,000	NiSource Finance Corp., 6.80%, 1/15/19	45,761

Multiline Retail (0.1%):
165,000	Family Dollar Stores, Inc., 5.00%, 2/1/21	162,100
90,000	Macy’s Retail Holdings, Inc., 5.35%, 3/15/12	92,700

		254,800

Oil, Gas & Consumable Fuels (0.0%):
35,000	Enterprise Products Operating LP, 5.25%, 1/31/20	36,323
75,000	Enterprise Products Partners LP, 6.50%, 1/31/19	85,243
50,000	Hess Corp., 5.60%, 2/15/41	47,766
45,000	Spectra Energy Capital Corp., 7.50%, 9/15/38	52,770

		222,102

Pharmaceuticals (0.1%):
95,000	Merck & Co., Inc., 5.00%, 6/30/19	103,045
230,000	Pfizer, Inc., 6.20%, 3/15/19	265,041

		368,086

Real Estate Investment Trusts (REITs) (0.2%):
430,000	Dexus Diversified Trust / Dexus Office Trust, 5.60%, 3/15/21(a)	424,382
115,000	Digital Realty Trust LP, 4.50%, 7/15/15	118,117
185,000	Senior Housing Properties Trust, 4.30%, 1/15/16, Callable 10/15/15 @ 100^	183,642
75,000	WEA Finance LLC, 7.13%, 4/15/18(a)	86,973

		813,114

Road & Rail (0.1%):
20,000	CSX Corp., 6.15%, 5/1/37	21,185
140,000	CSX Corp., 5.50%, 4/15/41, Callable 10/15/40 @ 100	135,020
105,000	Ryder System, Inc., 3.15%, 3/2/15, MTN	105,398
20,000	Union Pacific Corp., 6.13%, 2/15/20	22,955

		284,558

Software (0.0%):
75,000	Adobe Systems, Inc., 4.75%, 2/1/20	76,075

Specialty Retail (0.1%):
100,000	Advance Auto Parts, Inc., 5.75%, 5/1/20	104,670
140,000	AutoZone, Inc., 6.50%, 1/15/14	156,783
155,000	Best Buy Co., Inc., 5.50%, 3/15/21, Callable 12/15/20 @ 100	152,088
$70,000	Home Depot, Inc., 5.88%, 12/16/36	69,579

		483,120

Thrifts & Mortgage Finance (0.0%):
80,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15, MTN	85,179
20,000	Prudential Financial, Inc., 7.38%, 6/15/19	23,482
35,000	Prudential Financial, Inc., 6.63%, 12/1/37	38,036

		146,697

Wireless Telecommunication Services (0.1%):
55,000	American Tower Corp., 4.63%, 4/1/15	57,098
125,000	American Tower Corp., 4.50%, 1/15/18	122,760
25,000	SBC Communications, Inc., 6.15%, 9/15/34	24,913

		204,771

Total Corporate Bonds (Cost $16,430,195)		16,913,994

Preferred Stocks (2.0%):
Commercial Banks (0.4%):
13,608	KeyCorp, Series A	1,529,199

Commercial Services & Supplies (0.2%):
5,300	Stanley Black & Decker, Inc.	634,622

Diversified Financial Services (0.0%):
3,370	Nielsen Holdings NV	191,669

Food Products (0.3%):
25,850	Archer Daniels^	1,167,128

Health Care Providers & Services (0.4%):
1,310	HealthSouth Corp., Series A	1,380,412
9,754	Omnicare Capital Trust II	438,930

		1,819,342

Multi-Utilities (0.2%):
22,092	Centerpoint Energy, Inc.	763,555

Oil, Gas & Consumable Fuels (0.3%):
27,346	El Paso Energy Capital Trust I	1,210,060

Road & Rail (0.2%):
49,449	Swift Mandatory Common Exchange Security Trust(a)	688,083

Total Preferred Stocks (Cost $6,605,198)		8,003,658

U.S. Government Agency Mortgages (0.5%):
Federal Home Loan Mortgage Corporation (0.3%)
$250,000	3.00%, 7/28/14^	261,259
950,000	4.88%, 6/13/18^	1,056,303

		1,317,562

Federal National Mortgage Association (0.2%)
540,000	4.38%, 10/15/15	589,129
185,000	6.63%, 11/15/30	233,582
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Principal		Fair
Amount		Value
U.S. Government Agency Mortgages, continued

		822,711

Total U.S. Government Agency Mortgages (Cost $2,064,756)		2,140,273

U.S. Treasury Obligations (6.8%):
U.S. Treasury Bonds (1.1%)
$300,000	6.63%, 2/15/27	$388,313
1,280,000	3.50%, 2/15/39	1,073,201
420,000	4.25%, 5/15/39	402,872
400,000	4.38%, 11/15/39	391,312
350,000	4.63%, 2/15/40	356,891
1,500,000	4.25%, 11/15/40	1,434,609

		4,047,198

U.S. Treasury Notes (5.7%)
2,850,000	0.75%, 11/30/11	2,859,909
550,000	0.88%, 2/29/12	552,876
6,500,000	1.00%, 4/30/12	6,544,915
250,000	4.38%, 8/15/12	263,340
180,000	4.13%, 8/31/12	189,148
500,000	1.38%, 1/15/13	505,918
1,680,000	2.75%, 10/31/13	1,752,843
1,350,000	1.75%, 3/31/14	1,369,406
200,000	2.63%, 6/30/14	207,844
2,470,000	2.25%, 1/31/15	2,520,944
2,300,000	2.50%, 3/31/15	2,365,596
2,500,000	2.63%, 4/30/16	2,544,140
6,000	3.63%, 2/15/20	6,163
1,500,000	2.63%, 11/15/20	1,399,687
500,000	6.88%, 8/15/25	658,125

		23,740,854

Total U.S. Treasury Obligations (Cost $27,707,591)		27,788,052

Yankee Dollars (1.3%):
Building Products (0.0%):
30,000	Holcim U.S. Finance SARL & CIE SCS, 6.00%, 12/30/19(a)	31,442

Commercial Banks (0.5%):
100,000	Abbey National Treasury Service plc, 3.88%, 11/10/14(a)	99,877
135,000	Bank of Nova Scotia, 2.38%, 12/17/13	137,734
175,000	Barclays Bank plc, 6.75%, 5/22/19	197,647
110,000	Barclays Bank plc, 5.14%, 10/14/20	104,095
95,000	Commonwealth Bank of Australia, 5.00%, 10/15/19(a)	98,101
155,000	Groupe BPCE, 2.38%, 10/4/13(a)	154,902
255,000	HSBC Bank plc, 4.13%, 8/12/20(a)	244,022
250,000	Lloyds TSB Bank plc, 4.88%, 1/21/16^	257,781
100,000	Lloyds TSB Bank plc, 5.80%, 1/13/20(a)	100,099
100,000	Royal Bank of Scotland plc, 4.88%, 3/16/15	103,937
100,000	Santander U.S. Debt SA, 3.72%, 1/20/15(a)	96,705
305,000	Societe Generale, 2.50%, 1/15/14(a)	302,637
100,000	Standard Chartered plc, 3.85%, 4/27/15(a)	102,337
160,000	Westpac Banking Corp., NY, 2.10%, 8/2/13	161,506

		2,161,380

Diversified Financial Services (0.2%):
155,000	Credit Suisse Group AG, 5.40%, 1/14/20	156,546
30,000	Credit Suisse, NY, 6.00%, 2/15/18	31,863
100,000	Credit Suisse, NY, 5.30%, 8/13/19	105,117
125,000	National Australia Bank, 3.75%, 3/2/15(a)	128,612
180,000	Nationwide Building Society, 6.25%, 2/25/20(a)	187,274
180,000	Rabobank Nederland NV, 4.75%, 1/15/20(a)	184,806
60,000	UBS AG Stamford CT, 5.88%, 12/20/17	65,518

		859,736

Diversified Telecommunication Services (0.1%):
75,000	Deutsche Telekom International Finance BV, 6.00%, 7/8/19	85,717
100,000	Telecom Italia Capital SA, 7.00%, 6/4/18	108,742
55,000	Telecom Italia Capital SA, 7.18%, 6/18/19	60,122

		254,581

Electric Utilities (0.1%):
50,000	Electricite de France, 4.60%, 1/27/20(a)	50,963
100,000	Enel Finance International SA, 5.13%, 10/7/19(a)	100,829

		151,792

Electronic Equipment, Instruments & Components (0.0%):
70,000	Philips Electronics NV, 5.75%, 3/11/18	78,458

Food & Staples Retailing (0.0%):
40,000	Delhaize Group, 5.88%, 2/1/14	43,672

Food Products (0.0%):
100,000	Grupo Bimbo SAB de CV, 4.88%, 6/30/20(a)	100,221

Independent Power Producers & Energy Traders (0.0%):
100,000	Iberdrola Finance Ireland, Ltd., 3.80%, 9/11/14(a)	101,508

Insurance (0.0%):
100,000	AEGON NV, 4.63%, 12/1/15	103,825

Media (0.0%):
100,000	WPP Finance, 8.00%, 9/15/14	116,561

Metals & Mining (0.3%):
100,000	Anglo American Capital plc, 9.38%, 4/8/19(a)	133,242
205,000	ArcelorMittal, 3.75%, 8/5/15	207,029
145,000	ArcelorMittal, 9.85%, 6/1/19	183,969
30,000	ArcelorMittal, 5.50%, 3/1/21	29,562
30,000	ArcelorMittal, 6.75%, 3/1/41	29,401
265,000	Gold Fields Holdings Co., Ltd., 4.88%, 10/7/20(a)	254,304
100,000	Rio Tinto Finance (USA), Ltd., 9.00%, 5/1/19	131,412
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Yankee Dollars, continued
Metals & Mining, continued
$55,000	Vale Overseas, Ltd., 5.63%, 9/15/19	$57,597
65,000	Vale Overseas, Ltd., 6.88%, 11/10/39	69,478

		1,095,994

Oil, Gas & Consumable Fuels (0.1%):
130,000	Petroleos Mexicanos, 5.50%, 1/21/21(a)	131,950
40,000	Shell International Finance B.V., 3.10%, 6/28/15	40,988

		172,938

Real Estate Management & Development (0.0%):
30,000	Brookfield Asset Management, Inc., 7.13%, 6/15/12	31,784

Sovereign Bonds (0.0%):
95,000	Republic of Italy, 6.88%, 9/27/23	106,550

Total Yankee Dollars (Cost $5,237,572)		5,410,442

Municipal Bond (0.0%):
Texas (0.0%):
80,000	Texas State Transportation Commission Revenue, Series B	80,294

Total Municipal Bond (Cost $80,000)		80,294

Investment Company (7.1%):
28,826,984	Dreyfus Treasury Prime Cash Management, 0.00%(c)	28,826,984

Total Investment Company (Cost $28,826,984)		28,826,984

Short-Term Investment (10.3%):
$41,871,621	Allianz Variable Insurance Products Securities Lending Collateral Trust(d)	41,871,621

Total Short-Term Investment (Cost $41,871,621)		41,871,621

Total Investment Securities (Cost $387,958,564)(e)—110.0%		448,420,476
Net other assets (liabilities) — (10.0)%		(40,897,980)

Net Assets — 100.0%		$407,522,496

Percentages indicated are based on net assets as of March 31, 2011.

MTN	Medium Term Note

NYS	New York Shares

SP ADR	Sponsored American Depositary Receipt

*	Non-income producing security

^	This security or a partial position of the security was on loan as of March 31, 2011. The total fair value of securities on loan as of March 31, 2011 was $40,467,686.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Variable rate security. The rate presented represents the rate in effect at March 31, 2011. The date presented represents the final maturity date.

(c)	The rate represents the effective yield at March 31, 2011.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2011 (See Notes to the Schedules of Portfolio Investments).

(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2011:

Country	Percentage
Australia	0.2%
Belgium	—	^
British Virgin Islands	0.1
Canada	—	^
Cayman Islands	—	^
France	0.1
Guernsey	0.6
Ireland (Republic of)	0.9
Italy	—	^
Japan	0.6
Luxembourg	0.2
Mexico	0.8
Netherlands	2.5
Spain	—	^
Switzerland	1.7
United Kingdom	2.8
United States	89.5

	100.0%

^	Represents less than 0.05%.
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth & Income Fund)
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.1%):
Air Freight & Logistics (0.5%):
14,874	FedEx Corp.	$1,391,463

Automobiles (0.8%):
78,300	Ford Motor Co.*	1,167,453
35,444	General Motors Co.*	1,099,827

		2,267,280

Beverages (1.2%):
30,276	Coca-Cola Co. (The)	2,008,812
51,123	Coca-Cola Enterprises, Inc.	1,395,658

		3,404,470

Capital Markets (3.9%):
225,968	Charles Schwab Corp. (The)^	4,074,203
151,166	Morgan Stanley	4,129,855
64,868	State Street Corp.	2,915,168

		11,119,226

Chemicals (2.5%):
72,086	Dow Chemical Co. (The)	2,721,247
37,722	LyondellBasell Industries NV, Class A*	1,491,905
29,353	PPG Industries, Inc.^	2,794,699

		7,007,851

Commercial Banks (4.9%):
56,306	BB&T Corp.^	1,545,600
103,355	Fifth Third Bancorp	1,434,567
79,881	PNC Financial Services Group, Inc.	5,031,704
207,565	Regions Financial Corp.	1,506,922
63,730	U.S. Bancorp	1,684,384
82,015	Wells Fargo & Co.	2,599,876

		13,803,053

Commercial Services & Supplies (1.2%):
41,033	Avery Dennison Corp.	1,721,745
51,018	Cintas Corp.	1,544,315

		3,266,060

Communications Equipment (0.8%):
134,942	Cisco Systems, Inc.	2,314,255

Computers & Peripherals (2.7%):
231,600	Dell, Inc.*	3,360,516
101,201	Hewlett-Packard Co.	4,146,205

		7,506,721

Diversified Financial Services (7.9%):
376,290	Bank of America Corp.	5,015,946
874,708	Citigroup, Inc.*	3,866,209
290,605	JPMorgan Chase & Co.	13,396,891

		22,279,046

Diversified Telecommunication Services (1.1%):
82,626	Verizon Communications, Inc.	3,184,406

Electric Utilities (3.6%):
148,809	American Electric Power Co., Inc.	5,229,148
42,061	Edison International	1,539,012
22,645	Entergy Corp.	1,521,970
49,841	FirstEnergy Corp.	1,848,603

		10,138,733

Energy Equipment & Services (2.6%):
15,710	Baker Hughes, Inc.	1,153,585
19,849	Cameron International Corp.*	1,133,378
52,881	Schlumberger, Ltd.	4,931,682

		7,218,645

Food & Staples Retailing (2.5%):
102,123	SYSCO Corp.^	2,828,807
101,556	Walgreen Co.	4,076,458

		6,905,265

Food Products (2.5%):
118,221	Kraft Foods, Inc., Class A	3,707,410
106,821	Unilever NV, NYS^	3,349,907

		7,057,317

Health Care Equipment & Supplies (0.8%):
13,060	Covidien plc*	678,337
40,495	Medtronic, Inc.	1,593,478

		2,271,815

Health Care Providers & Services (3.0%):
46,435	Cardinal Health, Inc.	1,909,872
13,832	HCA Holdings, Inc.*	468,490
133,342	UnitedHealth Group, Inc.	6,027,058

		8,405,420

Household Durables (1.0%):
85,330	Sony Corp., SP ADR^	2,716,054

Household Products (2.3%):
14,619	Energizer Holdings, Inc.*	1,040,288
88,756	Procter & Gamble Co. (The)	5,467,370

		6,507,658

Industrial Conglomerates (6.0%):
566,978	General Electric Co.	11,367,909
126,120	Tyco International, Ltd.	5,646,392

		17,014,301

Insurance (4.2%):
31,711	Chubb Corp. (The)	1,944,202
261,372	Marsh & McLennan Cos., Inc.	7,791,499
67,663	Principal Financial Group, Inc.	2,172,659

		11,908,360

Internet Software & Services (3.2%):
189,302	eBay, Inc.*	5,875,934
180,141	Yahoo!, Inc.*	2,999,348

		8,875,282

IT Services (2.0%):
84,404	Amdocs, Ltd.*	2,435,056
152,164	Western Union Co.	3,160,446

		5,595,502

Machinery (1.2%):
4,337	Dover Corp.	285,114
65,200	Ingersoll-Rand plc	3,149,812

		3,434,926

Media (7.3%):
212,922	Comcast Corp., Class A	5,263,432
54,022	Time Warner Cable, Inc.	3,853,930
125,296	Time Warner, Inc.	4,473,067
148,600	Viacom, Inc., Class B	6,912,872

		20,503,301

Oil, Gas & Consumable Fuels (12.7%):
79,746	Anadarko Petroleum Corp.	6,532,792
22,882	ConocoPhillips	1,827,357
35,911	Devon Energy Corp.	3,295,552
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth & Income Fund)
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
38,420	Exxon Mobil Corp.	$3,232,275
59,514	Hess Corp.	5,071,188
13,592	Noble Energy, Inc.	1,313,667
69,606	Occidental Petroleum Corp.	7,273,131
79,249	Royal Dutch Shell plc, SP ADR	5,774,082
47,551	Williams Cos., Inc. (The)	1,482,640

		35,802,684

Personal Products (1.5%):
155,232	Avon Products, Inc.	4,197,473

Pharmaceuticals (5.7%):
36,581	Abbott Laboratories	1,794,298
156,525	Bristol-Myers Squibb Co.^	4,136,956
66,313	Merck & Co., Inc.	2,188,992
324,997	Pfizer, Inc.	6,600,689
37,815	Roche Holding AG, SP ADR	1,359,449

		16,080,384

Professional Services (1.1%):
28,756	Manpower, Inc.	1,808,177
44,429	Robert Half International, Inc.^	1,359,528

		3,167,705

Semiconductors & Semiconductor Equipment (0.8%):
114,538	Intel Corp.	2,310,231

Software (1.5%):
163,398	Microsoft Corp.	4,143,773

Specialty Retail (1.4%):
105,054	Home Depot, Inc.^	3,893,301

Wireless Telecommunication Services (1.7%):
167,066	Vodafone Group plc, SP ADR	4,803,147

Total Common Stocks
(Cost $220,287,419)		270,495,108

Investment Company (3.8%):
10,719,918	Dreyfus Treasury Prime Cash Management, 0.00%(a)	10,719,918

Total Investment Company
(Cost $10,719,918)		10,719,918

Short-Term Investment (4.7%):
$13,262,073	Allianz Variable Insurance Products Securities Lending Collateral Trust(b)	13,262,073

Total Short-Term Investment
(Cost $13,262,073)		13,262,073

Total Investment Securities
(Cost $244,269,410)(c)—104.6%		294,477,099
Net other assets (liabilities) — (4.6)%		(13,013,608)

Net Assets — 100.0%		$281,463,491

Percentages indicated are based on net assets as of March 31, 2011.

NYS	New York Shares

SP ADR	Sponsored American Depositary Receipt

*	Non-income producing security

^	This security or a partial position of the security was on loan as of March 31, 2011. The total fair value of securities on loan as of March 31, 2011 was $12,868,155.

(a)	The rate represents the effective yield at March 31, 2011.

(b)
Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2011 (See Notes to the Schedules of Portfolio Investments).

(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2011:

Country	Percentage
Guernsey	0.9%
Ireland (Republic of)	1.4
Japan	1.0
Netherlands	3.5
Switzerland	2.5
United Kingdom	3.7
United States	87.0

100.0%

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (94.9%):
Air Freight & Logistics (0.1%):
133,054	Ryanair Holdings plc	$443,004

Auto Components (3.0%):
35,606	Compagnie Generale DES Establissements Michelin SCA, Class B	3,008,405
134,800	DENSO Corp.	4,473,882
32,120	Hyundai Mobis Co., Ltd.	9,596,936

		17,079,223

Automobiles (2.4%):
87,089	Bayerische Motoren Werke AG (BMW)	7,283,010
165,100	Toyota Motor Corp.	6,605,575

		13,888,585

Beverages (2.4%):
155,579	Anheuser-Busch InBev NV	8,873,220
81,885	Fomento Economico Mexicano, SAB de C.V., SP ADR	4,806,650

		13,679,870

Biotechnology (0.9%):
147,550	CSL, Ltd.	5,450,016
31,550	Marshall Edwards, Inc.*^	50,480

		5,500,496

Capital Markets (1.1%):
141,743	Julius Baer Group, Ltd.	6,154,759

Chemicals (1.8%):
40,333	Agrium, Inc.	3,725,767
19,665	Syngenta AG	6,394,876

		10,120,643

Commercial Banks (7.2%):
828,321	Akbank T.A.S.	4,026,598
465,995	Banco Bradesco SA, ADR	9,669,396
99,909	BNP Paribas, Inc.	7,309,980
10,556,000	Industrial & Commercial Bank of China	8,753,738
292,704	Swedbank AB, A Shares^	5,012,432
449,000	United Overseas Bank, Ltd.	6,697,672

		41,469,816

Communications Equipment (0.8%):
376,195	Telefonaktiebolaget LM Ericsson, B Shares	4,839,687

Construction Materials (0.5%):
45,246	Lafarge SA	2,821,414

Distributors (0.5%):
602,000	Li & Fung, Ltd.	3,097,377

Diversified Financial Services (0.5%):
130,700	Kinnevik Investment AB, Class B	3,048,347

Diversified Telecommunication Services (1.4%):
345,878	Koninklijke KPN NV	5,897,308
170,469	VimpelCom, Ltd., SP ADR	2,407,022

		8,304,330

Electrical Equipment (1.1%):
153,565	ABB, Ltd.	3,698,424
53,307	Bharat Heavy Electricals, Ltd.	2,462,294

		6,160,718

Electronic Equipment, Instruments & Components (3.5%):
1,201,080	Hon Hai Precision Industry Co., Ltd.	4,210,812
20,869	Keyence Corp.	5,291,734
119,900	Nidec Corp.^	10,380,952

		19,883,498

Energy Equipment & Services (1.5%):
276,469	WorleyParsons, Ltd.	8,848,305

Food & Staples Retailing (2.1%):
409,622	Koninklijke Ahold NV	5,493,985
1,114,233	Tesco plc	6,806,296

		12,300,281

Food Products (3.8%):
103,381	Danone SA	6,751,813
170,079	Nestle SA	9,762,276
168,142	Unilever plc	5,127,269

		21,641,358

Health Care Equipment & Supplies (1.4%):
61,766	Cochlear, Ltd.	5,300,966
227,590	Smith & Nephew plc	2,565,103

		7,866,069

Health Care Providers & Services (1.0%):
83,057	Fresenius Medical Care AG & Co. KGaA	5,594,558

Hotels, Restaurants & Leisure (1.8%):
1,169,774	Compass Group plc	10,527,289

Household Products (0.6%):
64,556	Reckitt Benckiser Group plc	3,315,214

Independent Power Producers & Energy Traders (1.1%):
1,342,761	International Power plc	6,633,246

Industrial Conglomerates (3.0%):
588,000	Hutchison Whampoa, Ltd.	6,948,542
1,042,000	Keppel Corp., Ltd.	10,178,122

		17,126,664

Insurance (1.5%):
11,486	Fairfax Financial Holdings, Ltd.	4,343,395
224,353	QBE Insurance Group, Ltd.(a)	4,094,953

		8,438,348

Internet Software & Services (1.1%):
34,871	NHN Corp.*	6,084,814

IT Services (2.6%):
116,703	Cap Gemini SA	6,783,759
108,910	Infosys Technologies, Ltd.	7,907,012

		14,690,771

Life Sciences Tools & Services (0.0%):
376,113	Art Advanced Research Technologies, Inc.*#	—

Machinery (3.1%):
45,400	Fanuc, Ltd.	6,826,233
163,600	Komatsu, Ltd.^	5,522,020
303,054	Volvo AB, B Shares*	5,327,025

		17,675,278

Media (4.9%):
89,917	Eutelsat Communications	3,590,471
221,588	Grupo Televisa SA, SP ADR*	5,435,554
755,020	Informa plc	5,045,022
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Media, continued
58,459	Publicis Groupe	$3,276,948
640,612	Reed Elsevier plc	5,546,928
415,837	WPP plc	5,126,962

		28,021,885

Metals & Mining (2.0%):
237,888	BHP Billiton, Ltd.	11,398,696

Multi-Utilities (1.3%):
1,432,212	Centrica plc	7,468,905

Multiline Retail (0.9%):
158,041	Next plc	5,019,267

Office Electronics (0.9%):
126,450	Canon, Inc.	5,504,437

Oil, Gas & Consumable Fuels (10.4%):
348,662	BG Group plc	8,660,472
115,650	Canadian Natural Resources, Ltd.	5,720,451
146,329	Cenovus Energy, Inc.	5,782,502
109,330	EnCana Corp.	3,782,331
233,380	OAO Gazprom, Registered shares	7,563,651
144,902	Petroleo Brasileiro SA, SP ADR	5,149,817
210,776	Royal Dutch Shell plc, B Shares	7,648,158
134,925	Suncor Energy, Inc.	6,052,970
147,525	Talisman Energy, Inc.	3,648,550
90,763	Total SA	5,524,536

		59,533,438

Pharmaceuticals (9.0%):
74,037	Bayer AG	5,759,547
136,359	Novartis AG, Registered Shares	7,395,416
78,089	Novo Nordisk A/S, B Shares^	9,789,466
47,611	Roche Holding AG	6,803,046
418,986	Shire plc	12,164,381
198,947	Teva Pharmaceutical Industries, Ltd., SP ADR	9,981,171

		51,893,027

Road & Rail (0.5%):
38,536	Canadian National Railway Co.	2,908,490

Semiconductors & Semiconductor Equipment (1.3%):
616,574	Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	7,509,871

Software (1.1%):
100,224	SAP AG	6,148,077

Specialty Retail (2.3%):
1,255,345	Kingfisher plc	4,948,378
121,100	Yamada Denki Co., Ltd.^	8,065,349

		13,013,727

Textiles, Apparel & Luxury Goods (1.7%):
106,552	Adidas AG	6,732,952
9,749	Puma AG^	2,883,936

		9,616,888

Tobacco (3.0%):
180,325	British American Tobacco plc	7,245,590
326,056	Imperial Tobacco Group plc	10,085,934

		17,331,524

Wireless Telecommunication Services (3.8%):
182,336	America Movil, SAB de C.V., SP ADR, Series L	10,593,722
58,730	Philippine Long Distance Telephone Co.	3,144,558
2,900,583	Vodafone Group plc	8,211,743

		21,950,023

Total Common Stocks
(Cost $440,122,386)		544,552,217

Warrants (0.0%):
Biotechnology (0.0%):
10,000	Marshall Edwards, Inc., Private Equity*#(b)	—

Total Warrants
(Cost $—)		—

Investment Company (4.5%):
$25,931,417	Dreyfus Treasury Prime Cash Management, 0.00%(c)	25,931,417

Total Investment Company
(Cost $25,931,417)		25,931,417

Short-Term Investment (7.4%):
42,498,386	Allianz Variable Insurance Products Securities Lending Collateral Trust(d)	42,498,386

Total Short-Term Investment
(Cost $42,498,386)		42,498,386

Total Investment Securities
(Cost $508,552,189)(e)—106.8%		612,982,020
Net other assets (liabilities) — (6.8)%		(38,943,092)

Net Assets — 100.0%		$574,038,928

Percentages indicated are based on net assets as of March 31, 2011.

ADR	American Depositary Receipt

SP ADR	Sponsored American Depositary Receipt

*	Non-income producing security

^	This security or a partial position of the security was on loan as of March 31, 2011. The total fair value of securities on loan as of March 31, 2011 was $40,340,048.

(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2011. The total of all such securities represent 0.71% of the net assets of the fund.

(b)
Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2011, these securities represent 0.00% of the net assets of the Fund.

(c)	The rate represents the effective yield at March 31, 2011.

(d)
Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2011 (See Notes to the Schedules of Portfolio Investments).

(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
As of March 31, 2011, the Fund’s open forward foreign currency contracts were as follows:

					Unrealized
					Appreciation/
Long Contracts	Counterparty	Delivery Date	Contract Amount	Fair Value	(Depreciation)
Receive 834,421 Canadian Dollars in exchange for U.S. Dollars	Citibank	4/5/11	$860,103	$860,844	$741
Receive 455,304 Euros in exchange for U.S. Dollars	Citibank	4/5/11	646,575	645,102	(1,473)

					$(732)

					Unrealized
					Appreciation/
Short Contracts	Counterparty	Delivery Date	Contract Amount	Fair Value	(Depreciation)
Deliver 492,064 Australian Dollars in exchange for U.S. Dollars	Citibank	4/5/11	$508,470	$508,532	(62)
Deliver 93,727 Euros in exchange for U.S. Dollars	Citibank	4/4/11	133,101	132,800	301

					$239

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2011:

Country	Percentage
Australia	6.2%
Belgium	1.6
Brazil	2.6
Canada	6.3
Denmark	1.7
France	6.8
Germany	6.0
Hong Kong	3.3
India	1.8
Ireland (Republic of)	0.1
Israel	1.7
Japan	9.2
Mexico	3.7
Netherlands	2.0
Philippines	0.6
Republic of Korea (South)	2.7
Russian Federation	1.3
Singapore	3.0
Sweden	3.2
Switzerland	7.0
Taiwan	2.1
Turkey	0.7
United Kingdom	21.4
United States	5.0

100.0%

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan International Opportunities Fund
(formerly AZL Morgan Stanley International Equity Fund)
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.6%):
Auto Components (1.3%):
324,000	NGK Spark Plug Co., Ltd.	$4,425,974

Automobiles (1.9%):
161,500	Toyota Motor Corp.	6,461,540

Beverages (1.4%):
129,140	Dr Pepper Snapple Group, Inc.	4,798,842

Chemicals (3.8%):
75,371	Akzo Nobel NV	5,184,444
41,397	BASF SE^	3,594,578
42,600	Nitto Denko Corp.^	2,230,373
21,285	Orica, Ltd.	579,883
145,800	Taiyo Nippon Sanso Corp.	1,201,863

		12,791,141

Commercial Banks (9.0%):
143,168	Banco Santander SA^	1,668,331
1,272,258	Barclays plc	5,706,721
178,000	Chiba Bank, Ltd. (The)	997,451
812,368	HSBC Holdings plc	8,352,778
3,036,401	Lloyds Banking Group plc*	2,830,363
51,602	Societe Generale	3,354,809
118,572	Sumitomo Mitsui Financial Group, Inc.	3,687,196
639,000	Sumitomo Trust & Banking Co., Ltd. (The)^	3,377,494

		29,975,143

Construction Materials (3.6%):
235,134	CRH plc	5,409,313
87,170	Holcim, Ltd., Registered Shares	6,566,722

		11,976,035

Diversified Financial Services (1.8%):
378,350	Resolution, Ltd.	1,797,843
230,940	UBS AG, Registered Shares*	4,146,681

		5,944,524

Diversified Telecommunication Services (0.7%):
103,606	France Telecom SA^	2,323,751

Electric Utilities (2.0%):
48,923	E.ON AG	1,502,246
251,164	Scottish & Southern Energy plc	5,080,165

		6,582,411

Electrical Equipment (3.2%):
129,218	Legrand SA	5,372,961
467,000	Mitsubishi Electric Corp.	5,449,162

		10,822,123

Electronic Equipment, Instruments & Components (4.8%):
807,000	Hitachi, Ltd.	4,162,675
214,900	HOYA Corp.^	4,904,764
17,000	Keyence Corp.	4,310,675
8,900	Kyocera Corp.	902,201
10,200	Nidec Corp.^	883,117
15,400	TDK Corp.	910,185

		16,073,617

Energy Equipment & Services (0.8%):
80,339	WorleyParsons, Ltd.	2,571,225

Food & Staples Retailing (1.3%):
7,100	LAWSON, Inc.	342,364
910,534	William Morrison Supermarkets plc	4,030,980

		4,373,344

Food Products (6.9%):
187,870	Nestle SA	10,783,452
390,449	Unilever NV	12,258,150

		23,041,602

Gas Utilities (0.3%):
210,000	Tokyo Gas Co., Ltd.	952,891

Household Durables (1.2%):
420,100	Sekisui House, Ltd.	3,911,650

Household Products (3.8%):
93,600	Kao Corp.	2,335,498
197,756	Reckitt Benckiser Group plc	10,155,578

		12,491,076

Industrial Conglomerates (1.2%):
197,353	Smiths Group plc	4,110,554

Insurance (7.8%):
76,795	Admiral Group plc	1,915,746
775,650	AMP, Ltd.	4,351,331
1,440,338	Legal & General Group plc	2,666,219
141,300	MS&AD Insurance Group Holdings, Inc.	3,218,160
800,064	Prudential plc	9,070,507
48,850	T&D Holdings, Inc.	1,204,215
12,185	Zurich Financial Services AG	3,412,648

		25,838,826

Machinery (1.9%):
55,197	Vallourec SA^	6,194,848

Marine (0.6%):
343,723	Mitsui O.S.K. Lines, Ltd.	1,979,838

Media (0.4%):
50,400	Asatsu-DK, Inc.	1,350,303

Metals & Mining (2.6%):
1,823	Aperam	73,233
57,209	ArcelorMittal	2,072,577
101,564	BHP Billiton plc	4,025,512
104,508	Xstrata plc	2,439,873

		8,611,195

Oil, Gas & Consumable Fuels (8.2%):
165,443	BG Group plc	4,109,466
519,697	BP plc	3,784,525
54,728	Cenovus Energy, Inc.	2,162,693
34,345	EnCana Corp.^	1,188,184
161,170	Eni SpA^	3,955,738
653	INPEX Corp.	4,913,474
341,203	Santos, Ltd.	5,460,551
29,289	Total SA	1,782,754

		27,357,385

Pharmaceuticals (9.0%):
50,300	Astellas Pharma, Inc.^	1,855,196
83,804	Bayer AG	6,519,349
139,663	Novartis AG, Registered Shares	7,574,608
60,929	Roche Holding AG	8,706,030
75,920	Sanofi-Aventis	5,331,218

		29,986,401

Professional Services (1.2%):
2,066,586	Hays plc	3,855,850

Real Estate Management & Development (1.3%):
249,000	Mitsubishi Estate Co., Ltd.	4,212,879

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan International Opportunities Fund
(formerly AZL Morgan Stanley International Equity Fund)
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (1.4%):
86,500	Tokyo Electron, Ltd.	$4,769,150

Specialty Retail (0.3%):
246,795	Esprit Holdings, Ltd.	1,128,076

Tobacco (6.8%):
260,443	British American Tobacco plc	10,464,790
389,458	Imperial Tobacco Group plc	12,047,157

		22,511,947

Trading Companies & Distributors (4.0%):
285,349	Bunzl plc	3,407,733
238,500	Mitsubishi Corp.	6,622,132
209,393	Travis Perkins plc	3,412,857

		13,442,722

Wireless Telecommunication Services (2.1%):
1,332	NTT DoCoMo, Inc.	2,318,754
1,675,475	Vodafone Group plc	4,743,381

		7,062,135

Total Common Stocks (Cost $287,436,903)		321,928,998

Investment Company (2.4%):
8,075,588	Dreyfus Treasury Prime Cash Management, 0.00%(a)	8,075,588

Total Investment Company (Cost $8,075,588)		8,075,588

Short-Term Investment (3.8%):
$12,491,921	Allianz Variable Insurance Products Securities Lending Collateral Trust(b)	12,491,921

Total Short-Term Investment (Cost $12,491,921)		12,491,921

Total Investment Securities (Cost $308,004,412)(c)—102.8%		342,496,507
Net other assets (liabilities) — (2.8)%		(9,222,254)

Net Assets — 100.0%		$333,274,253

Percentages indicated are based on net assets as of March 31, 2011.

*	Non-income producing security

^	This security or a partial position of the security was on loan as of March 31, 2011. The total fair value of securities on loan as of March 31, 2011 was $11,861,545.

(a)	The rate represents the effective yield at March 31, 2011.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2011 (See Notes to the Schedules of Portfolio Investments).

(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2011:

Country	Percentage
Australia	3.9%
Canada	1.0
France	7.4
Germany	3.5
Guernsey	0.5
Hong Kong	0.3
Ireland (Republic of)	1.6
Italy	1.2
Japan	25.5
Luxembourg	— ^
Netherlands	5.9
Spain	0.5
Switzerland	12.5
United Kingdom	32.3
United States	3.9

100.0%

^	Represents less than 0.05%.
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.2%):
Aerospace & Defense (3.0%):
69,140	Honeywell International, Inc.	$4,128,349
70,653	United Technologies Corp.	5,980,777

		10,109,126

Auto Components (1.6%):
128,041	Johnson Controls, Inc.	5,322,664

Automobiles (0.7%):
80,103	General Motors Co.*	2,485,596

Beverages (2.3%):
91,078	Coca-Cola Co. (The)	6,043,025
27,843	PepsiCo, Inc.	1,793,368

		7,836,393

Biotechnology (1.8%):
34,099	Biogen Idec, Inc.*	2,502,526
45,802	Celgene Corp.*	2,634,989
27,754	Dendreon Corp.*	1,038,832

		6,176,347

Capital Markets (3.3%):
42,434	Goldman Sachs Group, Inc.	6,724,516
37,225	Invesco, Ltd.	951,471
63,051	Morgan Stanley	1,722,553
26,519	State Street Corp.	1,191,764
22,944	TD Ameritrade Holding Corp.	478,841

		11,069,145

Chemicals (2.8%):
9,247	Air Products & Chemicals, Inc.	833,894
93,008	Dow Chemical Co. (The)	3,511,052
95,672	E.I. du Pont de Nemours & Co.	5,259,090

		9,604,036

Commercial Banks (3.6%):
49,482	BB&T Corp.	1,358,281
56,561	Fifth Third Bancorp	785,066
21,905	Huntington Bancshares, Inc.	145,449
75,631	Regions Financial Corp.	549,081
6,190	SVB Financial Group*	352,397
44,653	U.S. Bancorp	1,180,179
239,404	Wells Fargo & Co.	7,589,107
6,812	Zions Bancorp	157,085

		12,116,645

Communications Equipment (3.5%):
327,223	Cisco Systems, Inc.	5,611,874
51,663	Juniper Networks, Inc.*	2,173,979
41,295	Motorola Mobility Holdings, Inc.*	1,007,598
54,412	QUALCOMM, Inc.	2,983,410

		11,776,861

Computers & Peripherals (5.4%):
38,451	Apple, Inc.*	13,398,251
73,132	EMC Corp.*	1,941,655
58,653	Hewlett-Packard Co.	2,403,013
11,718	SanDisk Corp.*	540,083

		18,283,002

Construction & Engineering (0.7%):
31,269	Fluor Corp.	2,303,275

Consumer Finance (0.4%):
28,299	American Express Co.	1,279,115

Diversified Financial Services (3.5%):
441,278	Bank of America Corp.	5,882,236
1,102,760	Citigroup, Inc.*	4,874,199
3,747	CME Group, Inc.	1,129,908

		11,886,343

Diversified Telecommunication Services (2.4%):
115,751	AT&T, Inc.	3,541,980
122,770	Verizon Communications, Inc.	4,731,556

		8,273,536

Electric Utilities (1.5%):
52,389	NextEra Energy, Inc.	2,887,682
34,729	Northeast Utilities	1,201,623
73,084	NV Energy, Inc.	1,088,221

		5,177,526

Energy Equipment & Services (2.4%):
19,651	Baker Hughes, Inc.	1,442,973
12,671	Cameron International Corp.*	723,514
17,608	Halliburton Co.	877,583
56,191	Schlumberger, Ltd.	5,240,372

		8,284,442

Food & Staples Retailing (1.0%):
39,420	CVS Caremark Corp.	1,352,894
71,860	SYSCO Corp.	1,990,522

		3,343,416

Food Products (0.8%):
20,175	Campbell Soup Co.	667,994
51,821	General Mills, Inc.	1,894,058

		2,562,052

Health Care Equipment & Supplies (1.0%):
6,660	Baxter International, Inc.	358,108
56,273	Covidien plc*	2,922,820

		3,280,928

Health Care Providers & Services (2.2%):
1,156	Aetna, Inc.	43,269
70,186	Cardinal Health, Inc.	2,886,750
4,058	DaVita, Inc.*	347,000
4,900	Humana, Inc.*	342,706
7,619	McKesson HBOC, Inc.	602,282
11,790	Medco Health Solutions, Inc.*	662,126
35,828	UnitedHealth Group, Inc.	1,619,426
11,951	WellPoint, Inc.	834,060

		7,337,619

Hotels, Restaurants & Leisure (2.0%):
85,235	Carnival Corp.	3,269,615
12,588	Darden Restaurants, Inc.	618,448
8,566	Starwood Hotels & Resorts Worldwide, Inc.	497,856
43,374	Yum! Brands, Inc.	2,228,556

		6,614,475

Household Durables (0.5%):
33,155	Lennar Corp.	600,769
1,446	NVR, Inc.*	1,093,176

		1,693,945

Household Products (2.7%):
29,120	Colgate-Palmolive Co.	2,351,731
109,066	Procter & Gamble Co. (The)	6,718,466

		9,070,197

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Independent Power Producers & Energy Traders (0.0%):
4,300	Constellation Energy Group, Inc.	$133,859

Industrial Conglomerates (2.5%):
48,897	3M Co.	4,571,870
113,660	General Electric Co.	2,278,883
37,639	Tyco International, Ltd.	1,685,098

		8,535,851

Insurance (3.5%):
26,045	ACE, Ltd.	1,685,112
18,270	AFLAC, Inc.	964,291
16,108	Berkshire Hathaway, Inc., Class B*	1,347,112
1,990	Everest Re Group, Ltd.	175,478
67,807	MetLife, Inc.	3,033,007
40,905	Prudential Financial, Inc.	2,518,930
17,382	RenaissanceRe Holdings, Ltd.	1,199,184
42,429	XL Group plc	1,043,753

		11,966,867

Internet & Catalog Retail (1.1%):
21,454	Amazon.com, Inc.*	3,864,509

Internet Software & Services (0.7%):
3,936	Google, Inc., Class A*	2,307,323

IT Services (2.2%):
25,735	Cognizant Technology Solutions Corp., Class A*	2,094,829
11,180	Genpact, Ltd.*	161,886
22,294	International Business Machines Corp.	3,635,483
5,114	MasterCard, Inc., Class A	1,287,296
5,424	Visa, Inc., Class A	399,315

		7,578,809

Life Sciences Tools & Services (0.2%):
11,304	Thermo Fisher Scientific, Inc.*	627,937

Machinery (0.9%):
51,216	PACCAR, Inc.	2,681,157
4,423	Parker Hannifin Corp.	418,770

		3,099,927

Media (4.6%):
90,568	Comcast Corp., Class A	2,238,841
55,386	Gannett Co., Inc.	843,529
261,688	Time Warner, Inc.	9,342,261
70,365	Walt Disney Co. (The)	3,032,028

		15,456,659

Metals & Mining (2.0%):
117,683	Alcoa, Inc.	2,077,105
83,158	Freeport-McMoRan Copper & Gold, Inc.	4,619,427

		6,696,532

Multi-Utilities (1.3%):
17,099	CMS Energy Corp.	335,825
36,062	PG&E Corp.	1,593,219
29,230	Public Service Enterprise Group, Inc.	921,037
6,004	SCANA Corp.	236,378
19,600	Sempra Energy	1,048,600
6,125	Xcel Energy, Inc.	146,326

		4,281,385

Multiline Retail (0.5%):
14,534	Kohl’s Corp.	770,883
21,164	Target Corp.	1,058,412

		1,829,295

Oil, Gas & Consumable Fuels (12.2%):
15,008	Anadarko Petroleum Corp.	1,229,455
21,351	Apache Corp.	2,795,273
72,218	Chevron Corp.	7,758,380
24,306	ConocoPhillips	1,941,077
33,576	Devon Energy Corp.	3,081,270
8,630	Ensco plc, SP ADR	499,159
36,305	EOG Resources, Inc.	4,302,506
149,062	Exxon Mobil Corp.	12,540,586
11,763	Hess Corp.	1,002,325
2,833	Noble Energy, Inc.	273,809
57,470	Occidental Petroleum Corp.	6,005,040

		41,428,880

Pharmaceuticals (4.9%):
122,928	Abbott Laboratories	6,029,619
162,638	Merck & Co., Inc.	5,368,680
256,636	Pfizer, Inc.	5,212,277

		16,610,576

Real Estate Investment Trusts (REITs) (0.1%):
3,856	Regency Centers Corp.	167,659

Road & Rail (1.8%):
75,465	Norfolk Southern Corp.	5,227,460
8,778	Union Pacific Corp.	863,141

		6,090,601

Semiconductors & Semiconductor Equipment (3.1%):
25,026	Analog Devices, Inc.	985,524
57,930	Applied Materials, Inc.	904,867
49,073	Broadcom Corp., Class A	1,932,495
34,534	Intersil Corp., Class A	429,948
23,290	KLA-Tencor Corp.	1,103,247
34,073	Lam Research Corp.*	1,930,576
28,613	Marvell Technology Group, Ltd.*	444,932
28,787	NVIDIA Corp.*	531,408
71,881	Xilinx, Inc.	2,357,697

		10,620,694

Software (4.2%):
67,870	Adobe Systems, Inc.*	2,250,569
6,791	Citrix Systems, Inc.*	498,867
291,882	Microsoft Corp.	7,402,128
119,944	Oracle Corp.	4,002,531

		14,154,095

Specialty Retail (1.7%):
4,201	AutoZone, Inc.*	1,149,226
54,286	Home Depot, Inc.	2,011,839
39,707	Lowe’s Cos., Inc.	1,049,456
75,981	Staples, Inc.	1,475,551

		5,686,072

Textiles, Apparel & Luxury Goods (0.1%):
6,308	Coach, Inc.	328,268

Tobacco (0.5%):
25,259	Philip Morris International, Inc.	1,657,748

Water Utilities (0.2%):
18,481	American Water Works Co., Inc.	518,392

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Wireless Telecommunication Services (0.8%):
9,255	American Tower Corp., Class A*	$479,594
499,274	Sprint Nextel Corp.*	2,316,631

		2,796,225

Total Common Stocks (Cost $270,474,073)		332,324,847

U.S. Treasury Obligation (0.1%):
$470,000	U.S. Treasury Note, 1.13%, 6/30/11(a)	471,157

Total U.S. Treasury Obligation (Cost $471,016)		471,157

Investment Company (1.3%):
4,259,252	Dreyfus Treasury Prime Cash Management, 0.00%(b)	4,259,252

Total Investment Company (Cost $4,259,252)		4,259,252

Total Investment Securities (Cost $275,204,341)(c)—99.6%		337,055,256
Net other assets (liabilities) — 0.4%		1,370,754

Net Assets — 100.0%		$338,426,010

Percentages indicated are based on net assets as of March 31, 2011.

SP ADR Sponsored American Depositary Receipt

*	Non-income producing security

(a)	All or a portion of the security has been segregated with the custodian to cover margin requirements. The aggregate fair value of the segregated portion of such securities was $220,584 as of March 31, 2011.

(b)	The rate represents the effective yield at March 31, 2011.

(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
Futures Contracts

					Unrealized
					Appreciation/
Description	Type	Expiration Date	Number of Contracts	Notional Value	(Depreciation)
S&P 500 Index E-Mini Futures	Long	6/17/11	44	$2,858,294	$47,906
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2011:

Country	Percentage
Bermuda	0.6%
Ireland (Republic of)	1.2
Netherlands	1.6
Panama	1.0
Switzerland	1.0
United Kingdom	0.1
United States	94.5

100.0%

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.9%):
Aerospace & Defense (2.1%):
80,354	United Technologies Corp.	$6,801,966

Air Freight & Logistics (0.4%):
23,533	Expeditors International of Washington, Inc.	1,179,945

Automobiles (0.8%):
30,784	Bayerische Motoren Werke AG (BMW)	2,574,380

Beverages (3.3%):
140,750	Diageo plc	2,678,481
75,324	Heineken NV	4,115,182
57,504	PepsiCo, Inc.	3,703,833

		10,497,496

Biotechnology (1.0%):
75,399	Gilead Sciences, Inc.*	3,199,934

Building Products (0.7%):
61,050	Owens Corning, Inc.*	2,197,190

Capital Markets (6.6%):
146,157	Bank of New York Mellon Corp.	4,365,710
14,025	BlackRock, Inc.	2,819,165
130,666	Charles Schwab Corp. (The)^	2,355,908
32,033	Franklin Resources, Inc.	4,006,688
32,069	Goldman Sachs Group, Inc.	5,081,974
56,172	State Street Corp.	2,524,370

		21,153,815

Chemicals (3.5%):
30,411	Linde AG	4,800,447
34,091	Monsanto Co.	2,463,416
38,551	Praxair, Inc.	3,916,782

		11,180,645

Commercial Banks (3.1%):
73,815	SunTrust Banks, Inc.	2,128,825
197,512	Wells Fargo & Co.	6,261,130
69,210	Zions Bancorp^	1,595,983

		9,985,938

Communications Equipment (1.8%):
329,078	Cisco Systems, Inc.	5,643,688

Computers & Peripherals (5.0%):
25,931	Apple, Inc.*	9,035,657
261,209	EMC Corp.*	6,935,099

		15,970,756

Construction & Engineering (1.1%):
49,300	Fluor Corp.	3,631,438

Consumer Finance (1.1%):
76,590	American Express Co.	3,461,868

Diversified Financial Services (4.7%):
454,598	Bank of America Corp.	6,059,791
193,290	JPMorgan Chase & Co.	8,910,669

		14,970,460

Diversified Telecommunication Services (1.0%):
101,599	AT&T, Inc.	3,108,929

Electric Utilities (0.6%):
57,439	American Electric Power Co., Inc.	2,018,406

Energy Equipment & Services (4.1%):
27,520	Cameron International Corp.*	1,571,392
82,577	Halliburton Co.	4,115,638
45,731	National-Oilwell Varco, Inc.	3,625,096
41,705	Schlumberger, Ltd.	3,889,408

		13,201,534

Food Products (1.2%):
63,616	General Mills, Inc.	2,325,165
28,971	Nestle SA	1,662,891

		3,988,056

Gas Utilities (0.7%):
58,138	QEP Resources, Inc.	2,356,915

Health Care Equipment & Supplies (4.6%):
37,747	Baxter International, Inc.	2,029,656
44,912	Becton Dickinson & Co.	3,575,893
104,455	Medtronic, Inc.	4,110,304
98,452	St. Jude Medical, Inc.	5,046,650

		14,762,503

Hotels, Restaurants & Leisure (0.5%):
66,814	International Game Technology	1,084,391
313,055	Ladbrokes plc	665,840

		1,750,231

Household Products (4.2%):
39,546	Colgate-Palmolive Co.	3,193,735
101,296	Procter & Gamble Co. (The)	6,239,833
80,537	Reckitt Benckiser Group plc	4,135,904

		13,569,472

Industrial Conglomerates (1.5%):
50,910	3M Co.	4,760,085

Insurance (2.1%):
58,610	Aon Corp.	3,103,985
51,490	MetLife, Inc.	2,303,148
21,679	Travelers Cos., Inc. (The)	1,289,467

		6,696,600

Internet Software & Services (2.3%):
9,413	Google, Inc., Class A*	5,517,995
55,393	VeriSign, Inc.^	2,005,780

		7,523,775

IT Services (4.2%):
85,235	Accenture plc, Class A	4,685,368
16,780	International Business Machines Corp.	2,736,315
12,100	MasterCard, Inc., Class A	3,045,812
42,818	Visa, Inc., Class A	3,152,261

		13,619,756

Life Sciences Tools & Services (0.8%):
43,990	Thermo Fisher Scientific, Inc.*	2,443,645

Machinery (2.4%):
147,598	Danaher Corp.	7,660,336

Media (3.1%):
45,170	Viacom, Inc., Class B	2,101,308
179,177	Walt Disney Co. (The)	7,720,737

		9,822,045

Multi-Utilities (1.4%):
52,532	Alliant Energy Corp.	2,045,071
85,948	Wisconsin Energy Corp.	2,621,414

		4,666,485

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Multiline Retail (3.2%):
66,457	Kohl’s Corp.	$3,524,879
34,119	Nordstrom, Inc.	1,531,261
102,008	Target Corp.	5,101,420

		10,157,560

Oil, Gas & Consumable Fuels (8.3%):
26,080	Apache Corp.	3,414,393
58,781	Chevron Corp.	6,314,843
28,134	EOG Resources, Inc.	3,334,160
49,951	Exxon Mobil Corp.	4,202,378
49,387	Hess Corp.	4,208,266
33,150	Kinder Morgan, Inc.*^	982,566
40,032	Occidental Petroleum Corp.	4,182,944

		26,639,550

Pharmaceuticals (4.3%):
115,213	Abbott Laboratories	5,651,198
91,759	Johnson & Johnson Co.	5,436,721
53,591	Teva Pharmaceutical Industries, Ltd., SP ADR	2,688,660

		13,776,579

Road & Rail (1.1%):
44,950	Canadian National Railway Co.	3,383,386

Semiconductors & Semiconductor Equipment (2.0%):
26,700	ASML Holding NV, Registered NYS*	1,188,150
103,861	Microchip Technology, Inc.^	3,947,757
2,984	Samsung Electronics Co., Ltd.	1,269,515

		6,405,422

Software (3.6%):
50,090	Check Point Software Technologies, Ltd.*	2,557,094
272,435	Oracle Corp.	9,091,156

		11,648,250

Specialty Retail (2.4%):
49,670	Hennes & Mauritz AB, B Shares	1,651,698
39,053	Sherwin Williams Co.	3,280,062
140,015	Staples, Inc.	2,719,091

		7,650,851

Textiles, Apparel & Luxury Goods (1.5%):
10,861	LVMH Moet Hennessy Louis Vuitton SA	1,718,688
42,168	Nike, Inc., Class B	3,192,118

		4,910,806

Tobacco (1.7%):
85,124	Philip Morris International, Inc.	5,586,688

Wireless Telecommunication Services (0.9%):
58,904	American Tower Corp., Class A*	3,052,405

Total Common Stocks (Cost $259,629,698)		317,609,789

Investment Company (1.1%):
3,399,006	Dreyfus Treasury Prime Cash Management, 0.00%(a)	3,399,006

Total Investment Company (Cost $3,399,006)		3,399,006

Short-Term Investment (2.8%):
$9,038,143	Allianz Variable Insurance Products Securities Lending Collateral Trust(b)	$9,038,143

Total Short-Term Investment (Cost $9,038,143)		9,038,143

Total Investment Securities (Cost $272,066,847)(c)—102.8%		330,046,938
Net other assets (liabilities) — (2.8)%		(8,936,898)

Net Assets — 100.0%		$321,110,040

Percentages indicated are based on net assets as of March 31, 2011.

NYS	New York Shares

SP ADR Sponsored American Depositary Receipt

*	Non-income producing security

^	This security or a partial position of the security was on loan as of March 31, 2011. The total fair value of securities on loan as of March 31, 2011 was $8,775,166.

(a)	The rate represents the effective yield at March 31, 2011.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2011 (See Notes to the Schedules of Portfolio Investments).

(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2011:

Country	Percentage
Canada	1.1%
France	0.5
Germany	2.3
Ireland (Republic of)	1.5
Israel	1.6
Netherlands	2.9
Republic of Korea (South)	0.4
Sweden	0.5
Switzerland	0.5
United Kingdom	2.3
United States	86.4

100.0%

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.4%):
Aerospace & Defense (0.5%):
5,162	Alliant Techsystems, Inc.	$364,798
15,796	BE Aerospace, Inc.*	561,232

		926,030

Airlines (0.4%):
20,838	AirTran Holdings, Inc.*	155,243
5,537	Alaska Air Group, Inc.*	351,157
31,664	JetBlue Airways Corp.*	198,533

		704,933

Auto Components (1.1%):
17,257	BorgWarner, Inc.*	1,375,210
22,006	Gentex Corp.	665,682

		2,040,892

Automobiles (0.1%):
6,617	Thor Industries, Inc.	220,809

Beverages (0.3%):
10,724	Hansen Natural Corp.*	645,906

Biotechnology (1.1%):
7,852	United Therapeutics Corp.*	526,241
31,568	Vertex Pharmaceuticals, Inc.*	1,513,054

		2,039,295

Building Products (0.2%):
6,972	Lennox International, Inc.	366,588

Capital Markets (2.3%):
8,018	Affiliated Managers Group, Inc.*	876,929
30,207	Apollo Investment Corp.	364,296
18,401	Eaton Vance Corp.	593,248
3,957	Greenhill & Co., Inc.	260,331
19,769	Jefferies Group, Inc.	493,039
15,600	Raymond James Financial, Inc.	596,544
22,425	SEI Investments Co.	535,509
13,271	Waddell & Reed Financial, Inc., Class A	538,935

		4,258,831

Chemicals (3.4%):
14,153	Albemarle Corp.	845,925
12,209	Ashland, Inc.	705,192
10,114	Cabot Corp.	468,177
7,640	Cytec Industries, Inc.	415,387
6,890	Intrepid Potash, Inc.*	239,910
9,896	Lubrizol Corp.	1,325,668
2,846	Minerals Technologies, Inc.	195,008
1,487	NewMarket Corp.	235,273
12,327	Olin Corp.	282,535
20,088	RPM International, Inc.	476,688
7,047	Scotts Miracle-Gro Co. (The), Class A	407,669
7,741	Sensient Technologies Corp.	277,437
14,818	Valspar Corp. (The)	579,384

		6,454,253

Commercial Banks (3.4%):
26,756	Associated Banc-Corp.	397,327
11,248	BancorpSouth, Inc.	173,782
7,410	Bank of Hawaii Corp.	354,346
12,282	Cathay General Bancorp	209,408
7,270	City National Corp.	414,753
11,956	Commerce Bancshares, Inc.	483,501
9,453	Cullen/Frost Bankers, Inc.	557,916
22,955	East West Bancorp, Inc.	504,092
16,842	FirstMerit Corp.	287,325
30,769	Fulton Financial Corp.	341,844
8,139	International Bancshares Corp.	149,269
4,980	PacWest Bancorp	108,315
7,226	Prosperity Bancshares, Inc.	309,056
6,554	SVB Financial Group*	373,119
107,773	Synovus Financial Corp.	258,655
24,112	TCF Financial Corp.	382,416
8,896	Trustmark Corp.	208,344
24,968	Valley National Bancorp	348,553
11,374	Webster Financial Corp.	243,745
4,525	Westamerica Bancorp	232,449

		6,338,215

Commercial Services & Supplies (1.6%):
7,233	Brink’s Co. (The)	239,485
3,549	Clean Harbors, Inc.*	350,144
9,231	Copart, Inc.*	399,979
16,866	Corrections Corp. of America*	411,531
8,013	Deluxe Corp.	212,665
8,882	Herman Miller, Inc.	244,166
6,989	HNI Corp.	220,573
4,745	Mine Safety Appliances Co.	173,999
9,922	Rollins, Inc.	201,417
17,603	Waste Connections, Inc.	506,790

		2,960,749

Communications Equipment (1.4%):
9,971	ADTRAN, Inc.	423,369
14,667	Ciena Corp.*	380,755
7,571	Plantronics, Inc.	277,250
13,543	Polycom, Inc.*	702,205
23,307	Riverbed Technology, Inc.*	877,508

		2,661,087

Computers & Peripherals (0.6%):
10,166	Diebold, Inc.	360,486
24,733	NCR Corp.*	465,970
16,301	QLogic Corp.*	302,384

		1,128,840

Construction & Engineering (1.4%):
18,341	Aecom Technology Corp.*	508,596
5,255	Granite Construction, Inc.	147,665
23,362	KBR, Inc.	882,383
13,141	Shaw Group, Inc.*	465,323
12,455	URS Corp.*	573,553

		2,577,520

Construction Materials (0.3%):
7,028	Martin Marietta Materials, Inc.	630,201

Containers & Packaging (1.6%):
10,354	AptarGroup, Inc.	519,046
4,818	Greif, Inc., Class A	315,145
15,813	Packaging Corp. of America	456,838
6,087	Rock-Tenn Co., Class A	422,134
7,559	Silgan Holdings, Inc.	288,300
15,491	Sonoco Products Co.	561,239
16,716	Temple-Inland, Inc.	391,154

		2,953,856

Distributors (0.4%):
22,526	LKQ Corp.*	542,877
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Distributors, continued
4,334	Watsco, Inc.	$302,123

		845,000

Diversified Consumer Services (1.1%):
9,733	Career Education Corp.*	221,134
3,603	ITT Educational Services, Inc.*	259,957
4,526	Matthews International Corp., Class A	174,477
8,857	Regis Corp.	157,123
37,100	Service Corp. International	410,326
10,360	Sotheby’s	544,936
2,053	Strayer Education, Inc.	267,896

		2,035,849

Diversified Financial Services (0.4%):
18,489	MSCI, Inc., Class A*	680,765

Diversified Telecommunication Services (0.2%):
23,259	TW Telecom, Inc.*	446,573

Electric Utilities (1.6%):
9,418	Cleco Corp.	322,943
18,407	DPL, Inc.	504,536
20,963	Great Plains Energy, Inc.	419,679
14,658	Hawaiian Electric Industries, Inc.	363,518
7,650	IDACORP, Inc.	291,465
36,393	NV Energy, Inc.	541,892
13,243	PNM Resources, Inc.	197,586
17,544	Westar Energy, Inc.	463,513

		3,105,132

Electrical Equipment (1.8%):
6,674	Acuity Brands, Inc.	390,362
24,831	AMETEK, Inc.	1,089,336
9,361	Hubbell, Inc., Class B	664,912
5,968	Regal-Beloit Corp.	440,618
8,069	Thomas & Betts Corp.*	479,863
9,139	Woodward, Inc.	315,844

		3,380,935

Electronic Equipment, Instruments & Components (2.5%):
17,734	Arrow Electronics, Inc.*	742,700
23,582	Avnet, Inc.*	803,910
24,616	Ingram Micro, Inc., Class A*	517,675
6,259	Itron, Inc.*	353,258
13,760	National Instruments Corp.	450,915
7,204	Tech Data Corp.*	366,395
18,869	Trimble Navigation, Ltd.*	953,639
25,532	Vishay Intertechnology, Inc.*	452,938

		4,641,430

Energy Equipment & Services (2.8%):
8,690	Atwood Oceanics, Inc.*	403,477
5,322	Dril-Quip, Inc.*	420,598
9,831	Exterran Holdings, Inc.*	233,290
16,404	Helix Energy Solutions Group, Inc.*	282,149
8,359	Oceaneering International, Inc.*	747,712
23,818	Patterson-UTI Energy, Inc.	700,011
27,341	Pride International, Inc.*	1,174,296
12,187	Superior Energy Services, Inc.*	499,667
7,947	Tidewater, Inc.	475,628
6,153	Unit Corp.*	381,178

		5,318,006

Food & Staples Retailing (0.3%):
8,436	BJ’s Wholesale Club, Inc.*	411,846
6,634	Ruddick Corp.	256,006

		667,852

Food Products (1.9%):
11,769	Corn Products International, Inc.	609,870
11,655	Flowers Foods, Inc.	317,366
17,933	Green Mountain Coffee Roasters, Inc.*	1,158,651
2,974	Lancaster Colony Corp.	180,224
8,493	Ralcorp Holdings, Inc.*	581,176
25,644	Smithfield Foods, Inc.*	616,995
3,797	Tootsie Roll Industries, Inc.	107,679

		3,571,961

Gas Utilities (2.1%):
12,050	AGL Resources, Inc.	480,072
14,004	Atmos Energy Corp.	477,536
11,131	Energen Corp.	702,589
12,719	National Fuel Gas Co.	941,206
27,309	Questar Corp.	476,542
17,164	UGI Corp.	564,696
7,905	WGL Holdings, Inc.	308,295

		3,950,936

Health Care Equipment & Supplies (3.4%):
10,692	Beckman Coulter, Inc.	888,184
7,139	Cooper Cos., Inc. (The)	495,804
7,459	Gen-Probe, Inc.*	494,905
9,749	Hill-Rom Holdings, Inc.	370,267
40,282	Hologic, Inc.*	894,260
8,856	IDEXX Laboratories, Inc.*	683,860
10,933	Immucor, Inc.*	216,255
9,697	Kinetic Concepts, Inc.*	527,711
9,210	Masimo Corp.	304,851
23,680	ResMed, Inc.*	710,400
9,170	STERIS Corp.	316,732
6,181	Teleflex, Inc.	358,374
9,120	Thoratec Corp.*	236,482

		6,498,085

Health Care Providers & Services (3.2%):
14,328	Community Health Systems, Inc.*	572,977
38,897	Health Management Associates, Inc., Class A*	423,977
14,409	Health Net, Inc.*	471,174
14,193	Henry Schein, Inc.*	995,923
6,202	Kindred Healthcare, Inc.*	148,104
7,956	LifePoint Hospitals, Inc.*	319,672
14,872	Lincare Holdings, Inc.	441,104
7,413	MEDNAX, Inc.*	493,780
18,056	Omnicare, Inc.	541,499
9,806	Owens & Minor, Inc.	318,499
15,056	Universal Health Services, Inc., Class B	743,917
13,324	VCA Antech, Inc.*	335,498
6,589	WellCare Health Plans, Inc.*	276,409

		6,082,533

Health Care Technology (0.3%):
29,199	Allscripts Healthcare Solutions, Inc.*	612,887

Hotels, Restaurants & Leisure (2.2%):
8,281	Bally Technologies, Inc.*	313,436
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
4,688	Bob Evans Farms, Inc.	$152,829
8,449	Boyd Gaming Corp.*	79,167
13,794	Brinker International, Inc.	348,988
9,284	Cheesecake Factory, Inc. (The)*	279,355
4,794	Chipotle Mexican Grill, Inc.*	1,305,742
4,546	International Speedway Corp., Class A	135,471
6,520	Life Time Fitness, Inc.*	243,261
4,861	Panera Bread Co., Class A*	617,347
9,955	Scientific Games Corp.*	87,007
50,080	Wendy’s/Arby’s Group, Inc., Class A	251,902
8,902	WMS Industries, Inc.*	314,686

		4,129,191

Household Durables (1.5%):
6,202	American Greetings Corp., Class A	146,367
11,123	KB Home	138,370
5,803	M.D.C. Holdings, Inc.	147,106
8,696	Mohawk Industries, Inc.*	531,760
911	NVR, Inc.*	688,716
6,901	Ryland Group, Inc. (The)	109,726
22,424	Toll Brothers, Inc.*	443,323
9,703	Tupperware Brands Corp.	579,366

		2,784,734

Household Products (1.0%):
11,147	Aaron’s, Inc.*	282,688
11,013	Church & Dwight Co., Inc.	873,771
10,911	Energizer Holdings, Inc.*	776,427

		1,932,886

Industrial Conglomerates (0.2%):
9,429	Carlisle Cos., Inc.	420,062

Insurance (4.1%):
11,840	American Financial Group, Inc.	414,637
16,777	Arthur J. Gallagher & Co.	510,189
10,920	Aspen Insurance Holdings, Ltd.	300,955
18,059	Brown & Brown, Inc.	465,922
16,111	CoreLogic, Inc.	298,054
8,408	Everest Re Group, Ltd.	741,417
34,562	Fidelity National Financial, Inc., Class A	488,361
16,218	First American Financial Corp.	267,597
6,992	Hanover Insurance Group, Inc. (The)	316,388
17,749	HCC Insurance Holdings, Inc.	555,721
5,555	Mercury General Corp.	217,367
40,049	Old Republic International Corp.	508,222
13,237	Protective Life Corp.	351,442
12,185	Reinsurance Group of America, Inc.	764,974
7,099	StanCorp Financial Group, Inc.	327,406
9,630	Transatlantic Holdings, Inc.	468,692
7,671	Unitrin, Inc.	236,881
17,866	W.R. Berkley Corp.	575,464

		7,809,689

Internet Software & Services (1.1%):
16,517	AOL, Inc.*	322,577
6,058	Digital River, Inc.*	226,751
7,105	Equinix, Inc.*	647,265
15,202	Rackspace Hosting, Inc.*	651,406
12,365	ValueClick, Inc.*	178,798

		2,026,797

IT Services (2.1%):
12,609	Acxiom Corp.*	180,939
7,898	Alliance Data Systems Corp.*	678,359
19,359	Broadridge Financial Solutions, Inc.	439,256
18,950	Convergys Corp.*	272,122
5,515	DST Systems, Inc.	291,302
13,197	Gartner, Inc.*	549,919
12,323	Global Payments, Inc.	602,841
13,728	Lender Processing Services, Inc.	441,904
3,477	ManTech International Corp., Class A*	147,425
8,301	NeuStar, Inc., Class A*	212,340
6,731	SRA International, Inc., Class A*	190,891

		4,007,298

Leisure Equipment & Products (0.3%):
41,693	Eastman Kodak Co.*	134,669
5,268	Polaris Industries, Inc.	458,421

		593,090

Life Sciences Tools & Services (1.6%):
3,016	Bio-Rad Laboratories, Inc., Class A*	362,342
8,727	Charles River Laboratories International, Inc.*	334,943
9,332	Covance, Inc.*	510,647
4,992	Mettler-Toledo International, Inc.*	858,624
17,796	Pharmaceutical Product Development, Inc.	493,127
5,735	Techne Corp.	410,626

		2,970,309

Machinery (5.8%):
14,582	AGCO Corp.*	801,573
12,580	Bucyrus International, Inc., Class A	1,150,441
7,135	Crane Co.	345,548
11,880	Donaldson Co., Inc.	728,125
8,062	Gardner Denver, Inc.	629,078
9,286	Graco, Inc.	422,420
12,463	Harsco Corp.	439,819
12,735	IDEX Corp.	555,883
12,691	Kennametal, Inc.	494,949
6,507	Lincoln Electric Holdings, Inc.	494,011
5,269	Nordson Corp.	606,251
14,018	Oshkosh Corp.*	495,957
15,201	Pentair, Inc.	574,446
7,814	SPX Corp.	620,354
16,852	Terex Corp.*	624,198
12,550	Timken Co.	656,365
12,323	Trinity Industries, Inc.	451,884
3,295	Valmont Industries, Inc.	343,899
7,409	Wabtec Corp.	502,553

		10,937,754

Marine (0.6%):
6,392	Alexander & Baldwin, Inc.	291,795
7,503	Huntington Ingalls Industries, Inc.*(a)	311,375
8,291	Kirby Corp.*	474,991

		1,078,161

Media (0.8%):
11,103	DreamWorks Animation SKG, Inc., Class A*	310,107
5,897	Harte-Hanks, Inc.	70,174
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Media, continued
7,225	John Wiley & Sons, Inc.	$367,319
8,872	Lamar Advertising Co.*	327,732
5,567	Meredith Corp.	188,832
18,656	New York Times Co. (The), Class A*	176,672
3,695	Scholastic Corp.	99,913

		1,540,749

Metals & Mining (1.3%):
6,812	Carpenter Technology Corp.	290,940
17,700	Commercial Metals Co.	305,679
5,074	Compass Minerals International, Inc.	474,571
11,533	Reliance Steel & Aluminum Co.	666,377
33,662	Steel Dynamics, Inc.	631,836
8,529	Worthington Industries, Inc.	178,427

		2,547,830

Multi-Utilities (1.8%):
17,127	Alliant Energy Corp.	666,754
5,997	Black Hills Corp.	200,540
29,156	MDU Resources Group, Inc.	669,713
16,000	NSTAR	740,320
15,080	OGE Energy Corp.	762,445
12,619	Vectren Corp.	343,237

		3,383,009

Multiline Retail (0.8%):
7,269	99 Cents Only Stores*	142,472
19,339	Dollar Tree, Inc.*	1,073,701
24,911	Saks, Inc.*	281,744

		1,497,917

Office Electronics (0.2%):
8,616	Zebra Technologies Corp., Class A*	338,092

Oil, Gas & Consumable Fuels (3.8%):
25,094	Arch Coal, Inc.	904,388
7,256	Bill Barrett Corp.*	289,587
13,208	Cimarex Energy Co.	1,522,090
7,421	Comstock Resources, Inc.*	229,606
17,549	Forest Oil Corp.*	663,879
16,337	Frontier Oil Corp.	479,001
8,438	Northern Oil & Gas, Inc.*	225,294
4,149	Overseas Shipholding Group, Inc.	133,349
14,108	Patriot Coal Corp.*	364,410
21,639	Plains Exploration & Production Co.*	783,981
18,775	Quicksilver Resources, Inc.*	268,670
9,798	SM Energy Co.	726,913
19,256	Southern Union Co.	551,107

		7,142,275

Paper & Forest Products (0.1%):
20,622	Louisiana-Pacific Corp.*	216,531

Personal Products (0.3%):
13,259	Alberto-Culver Co.	494,163

Pharmaceuticals (1.1%):
18,116	Endo Pharmaceuticals Holdings, Inc.*	691,306
9,114	Medicis Pharmaceutical Corp., Class A	292,013
12,835	Perrigo Co.	1,020,639

		2,003,958

Professional Services (1.0%):
5,360	Corporate Executive Board Co.	216,383
7,148	FTI Consulting, Inc.*	273,983
7,132	Korn/Ferry International*	158,830
12,648	Manpower, Inc.	795,306
7,027	Towers Watson & Co., Class A	389,717

		1,834,219

Real Estate Investment Trusts (REITs) (7.7%):
8,560	Alexandria Real Estate Equities, Inc.	667,423
26,165	AMB Property Corp.	941,155
10,002	BRE Properties, Inc.	471,894
10,779	Camden Property Trust	612,463
10,343	Corporate Office Properties Trust	373,796
16,068	Cousins Properties, Inc.	134,168
39,008	Duke Realty Corp.	546,502
7,308	Equity One, Inc.	137,171
4,969	Essex Property Trust, Inc.	616,156
9,505	Federal Realty Investment Trust	775,228
9,815	Highwoods Properties, Inc.	343,623
19,071	Hospitality Properties Trust	441,494
17,698	Liberty Property Trust	582,264
20,132	Macerich Co. (The)	997,138
13,414	Mack-Cali Realty Corp.	454,735
19,533	Nationwide Health Properties, Inc.	830,738
15,454	OMEGA Healthcare Investors, Inc.	345,242
6,217	Potlatch Corp.	249,923
12,522	Rayonier, Inc.	780,246
19,416	Realty Income Corp.	678,589
12,650	Regency Centers Corp.	550,022
21,914	Senior Housing Properties Trust	504,899
12,187	SL Green Realty Corp.	916,462
8,619	Taubman Centers, Inc.	461,806
28,188	UDR, Inc.	686,942
18,615	Weingarten Realty Investors	466,492

		14,566,571

Real Estate Management & Development (0.3%):
6,621	Jones Lang LaSalle, Inc.	660,378

Road & Rail (1.2%):
8,510	Con-way, Inc.	334,358
13,496	J.B. Hunt Transport Services, Inc.	612,988
15,858	Kansas City Southern Industries, Inc.*	863,468
7,396	Landstar System, Inc.	337,849
6,787	Werner Enterprises, Inc.	179,652

		2,328,315

Semiconductors & Semiconductor Equipment (3.6%):
70,564	Atmel Corp.*	961,787
16,893	Cree, Inc.*	779,781
26,825	Cypress Semiconductor Corp.*	519,869
19,521	Fairchild Semiconductor International, Inc.*	355,282
23,571	Integrated Device Technology, Inc.*	173,718
10,791	International Rectifier Corp.*	356,750
19,391	Intersil Corp., Class A	241,418
19,081	Lam Research Corp.*	1,081,130
42,759	RF Micro Devices, Inc.*	274,085
9,840	Semtech Corp.*	246,197
6,813	Silicon Laboratories, Inc.*	294,390
28,640	Skyworks Solutions, Inc.*	928,509
11,602	Varian Semiconductor Equipment Associates, Inc.*	564,669

		6,777,585

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Software (4.4%):
5,103	ACI Worldwide, Inc.*	$167,378
4,945	Advent Software, Inc.*	141,773
14,176	Ansys, Inc.*	768,198
41,480	Cadence Design Systems, Inc.*	404,430
7,212	Concur Technologies, Inc.*	399,905
7,159	FactSet Research Systems, Inc.	749,762
6,113	Fair Isaac Corp.	193,232
14,655	Informatica Corp.*	765,431
13,310	Jack Henry & Associates, Inc.	451,076
17,023	Mentor Graphics Corp.*	249,047
12,487	Micros Systems, Inc.*	617,232
18,249	Parametric Technology Corp.*	410,420
9,837	Quest Software, Inc.*	249,762
17,442	Rovi Corp.*	935,763
10,883	Solera Holdings, Inc.	556,121
23,314	Synopsys, Inc.*	644,632
25,563	TIBCO Software, Inc.*	696,592

		8,400,754

Specialty Retail (3.3%):
12,366	Advance Auto Parts, Inc.	811,457
13,593	Aeropostale, Inc.*	330,582
30,230	American Eagle Outfitters, Inc.	480,355
6,323	Barnes & Noble, Inc.	58,108
27,439	Chico’s FAS, Inc.	408,841
9,700	Collective Brands, Inc.*	209,326
13,691	Dick’s Sporting Goods, Inc.*	547,366
23,951	Foot Locker, Inc.	472,314
9,809	Guess?, Inc.	385,984
43,250	Office Depot, Inc.*	200,247
18,165	PetSmart, Inc.	743,857
9,815	Rent-A-Center, Inc.	342,642
11,246	Tractor Supply Co.	673,185
16,236	Williams-Sonoma, Inc.	657,558

		6,321,822

Textiles, Apparel & Luxury Goods (2.1%):
8,426	Ann, Inc.*	245,281
10,711	Ascena Retail Group, Inc.*	347,143
5,960	Deckers Outdoor Corp.*	513,454
7,811	Fossil, Inc.*	731,500
14,888	Hanesbrands, Inc.*	402,572
9,496	J. Crew Group, Inc.*#^	—
10,355	Phillips-Van Heusen Corp.	673,386
5,950	Timberland Co., Class A*	245,675
5,456	Under Armour, Inc.*	371,281
6,754	Warnaco Group, Inc. (The)*	386,261

		3,916,553

Thrifts & Mortgage Finance (1.2%):
12,938	Astoria Financial Corp.	185,919
32,348	First Niagara Financial Group, Inc.	439,286
67,492	New York Community Bancorp, Inc.	1,164,912
16,320	NewAlliance Bancshares, Inc.	242,189
17,381	Washington Federal, Inc.	301,386

		2,333,692

Tobacco (0.1%):
3,676	Universal Corp.	160,053

Trading Companies & Distributors (0.6%):
7,190	GATX Corp.	277,965
6,956	MSC Industrial Direct Co., Inc., Class A	476,277
9,373	United Rentals, Inc.*	311,934

		1,066,176

Water Utilities (0.3%):
21,314	Aqua America, Inc.	487,877

Wireless Telecommunication Services (0.2%):
14,131	Telephone and Data Systems, Inc.	476,215

Total Common Stocks (Cost $147,671,638)		185,930,654

Investment Company (2.5%):
4,649,373	Dreyfus Treasury Prime Cash
	Management, 0.00%(b)	4,649,373

Total Investment Company (Cost $4,649,373)		4,649,373

Total Investment Securities (Cost $152,321,011)(c)—100.9%		190,580,027
Net other assets (liabilities) — (0.9)%		(1,726,970)

Net Assets — 100.0%		$188,853,057

Percentages indicated are based on net assets as of March 31, 2011.

*	Non-income producing security

#	Escrowed security

^	Security valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2011. The total of all such securities represents 0.00% of the net assets of the fund.

(a)	Security purchased on a “when-issued” basis. The cost of securities was $287,041.

(b)	The rate represents the effective yield at March 31, 2011.

(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
Futures Contracts
Cash of $317,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2011:

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)
S&P 400 Index E-Mini Futures	Long	6/17/11	29	$2,747,305	$114,995
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

Principal		Fair
Amount		Value
Certificates of Deposit (32.4%):
Commercial Banks (31.6%):
$15,000,000	Bank of Montreal, 0.33%, 4/25/11(a)	$15,000,000
5,000,000	Bank of Montreal, 0.30%, 4/29/11(a)	5,000,000
20,000,000	Bank of Nova Scotia, 0.29%, 5/5/11(a)	20,000,175
10,000,000	Bank of Nova Scotia, 0.27%, 6/3/11	10,000,000
10,000,000	BNP Paribas, NY, 0.39%, 5/5/11	10,000,000
13,000,000	BNP Paribas, NY, 0.36%, 6/13/11	13,000,000
5,145,000	Canadian Imperial Bank of Commerce, NY, 0.30%, 4/18/11(a)	5,145,000
7,500,000	Deutsche Bank, NY, 0.33%, 4/4/11(a)	7,500,000
20,000,000	Deutsche Bank, NY, 0.30%, 4/6/11	20,000,000
7,000,000	Deutsche Bank, NY, 0.30%, 6/17/11	7,000,000
10,000,000	Lloyds TSB Bank plc, NY, 0.42%, 5/12/11	10,000,000
8,880,000	Lloyds TSB Bank plc, NY, 0.32%, 5/16/11(a)	8,880,000
20,000,000	National Australia Bank, NY, 0.35%, 4/10/11(a)	20,000,000
8,000,000	Royal Bank of Canada, NY, 0.31%, 4/1/11(a)	8,000,000
8,000,000	Royal Bank of Canada, NY, 0.31%, 5/31/11(a)	8,000,000
20,000,000	Royal Bank of Scotland plc, NY, 0.43%, 4/1/11(a)	20,000,000
16,000,000	Royal Bank of Scotland plc, NY, 0.52%, 9/19/11	16,000,000
18,000,000	Sumitomo Mitsui Banking Corp., NY, 0.30%, 4/20/11	18,000,000
15,000,000	Svenska Handelsbanken AB, 0.28%, 4/21/11	15,000,082
4,500,000	Toronto-Dominion Bank, 0.34%, 4/14/11(a)	4,500,000
4,700,000	Toronto-Dominion Bank, 0.33%, 9/6/11	4,700,000
8,000,000	Westpac Banking Corp., NY, 0.34%, 4/6/11(a)	8,000,000
13,000,000	Westpac Banking Corp., NY, 0.32%, 4/18/11(a)	13,000,000

		266,725,257

Diversified Financial Services (0.8%):
7,000,000	Rabobank Nederland NV, NY, 0.34%, 4/15/11(a)	7,000,000

Total Certificates of Deposit (Cost $273,725,257)		273,725,257

Commercial Paper (31.0%):
Commercial Banks (4.2%):
5,000,000	BPCE SA, 0.39%, 5/9/11(b)(c)	4,998,417
10,000,000	Credit Agricole NA, 0.36%, 4/8/11(b)	9,999,203
15,000,000	Credit Agricole NA, 0.27%, 5/23/11(b)	14,993,933
5,000,000	Natixis US Finance Co., 0.26%, 4/18/11(b)	4,999,339

		34,990,892

Diversified Financial Services (26.8%):
10,000,000	Antalis US Funding Corp., 0.23%, 4/7/11(b)(c)	9,999,550
9,680,000	Antalis US Funding Corp., 0.34%, 6/7/11(b)(c)	9,673,875
10,000,000	Cancara Asset Securitization LLC, 0.44%, 4/26/11(b)(c)	9,996,806
20,000,000	DnB NOR Bank ASA, 0.11%, 4/5/11(b)(c)	19,999,689
5,000,000	Fairway Finance Corp., 0.30%, 4/4/11(a)(c)	5,000,000
15,000,000	Fairway Finance Corp. LLC, 0.30%, 4/3/11(a)(c)	15,000,000
10,000,000	Govco LLC, 0.28%, 6/27/11(b)(c)	9,993,233
10,000,000	ING Funding LLC, 0.34%, 4/5/11(b)	9,999,522
10,000,000	Nieuw Amsterdam Receivables Corp., 0.26%, 4/7/11(b)(c)	9,999,500
15,000,000	Nieuw Amsterdam Receivables Corp., 0.28%, 6/27/11(b)(c)	14,989,850
10,000,000	Old Line Funding LLC, 0.26%, 6/6/11(b)(c)	9,995,233
15,000,000	Scaldis Capital LLC, 0.25%, 4/8/11(b)(c)	14,999,183
10,000,000	Scaldis Capital LLC, 0.32%, 5/16/11(b)(c)	9,996,000
17,000,000	Solitaire Funding LLC, 0.27%, 5/10/11(b)(c)	16,994,843
15,000,000	Solitaire Funding LLC, 0.30%, 6/15/11(b)(c)	14,990,625
11,238,000	Starbird Funding Corp., 0.12%, 4/1/11(b)(c)	11,238,000
8,000,000	Sydney Capital Corp., 0.37%, 4/14/11(b)(c)	7,998,845
6,000,000	Sydney Capital Corp., 0.39%, 4/27/11(b)(c)	5,998,267
20,000,000	Thames Asset Global Securitization, 0.36%, 4/18/11(b)(c)	19,996,411

		226,859,432

Total Commercial Paper (Cost $261,850,324)		261,850,324

Corporate Bond (0.8%):
Commercial Banks (0.8%):
6,635,000	KBC Bank NV, 1.87%, 4/1/11, MTN(a)	6,635,000

Total Corporate Bond (Cost $6,635,000)		6,635,000

Municipal Bonds (14.8%):
California (7.3%):
16,500,000	California Health Facilities Financing Authority Revenue, Series B, 0.21%, 4/7/11, LOC: JPMorgan Chase Bank(a)	16,500,000
14,905,000	California Housing Finance Agency Revenue, Series E, 0.24%, 4/7/11, AMT(a)	14,905,000
9,500,000	California Housing Finance Agency Revenue, Series E-1, 0.22%, 4/7/11, LOC: Freddie Mac, Fannie Mae, AMT(a)	9,500,000
11,000,000	Los Angeles Community Redevelopment Agency Multi-Family Housing Revenue, Series A, 0.24%, 4/7/11, Fannie Mae, LIQ FAC: Fannie Mae, AMT(a)	11,000,000
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Principal		Fair
Amount		Value
Municipal Bonds, continued
California, continued
$10,000,000	San Francisco City & County Redevelopment Agency Multi-Family Housing Revenue, Series A, 0.23%, 4/7/11, Fannie Mae, LIQ FAC: Fannie Mae(a)	$10,000,000

		61,905,000

Colorado (1.9%):
16,355,000	Moffat County Pollution Control Revenue, 0.23%, 4/7/11, LOC: Wells Fargo Bank N.A.(a)	16,355,000

New York (3.0%):
10,000,000	New York City Housing Development Corp. Multi-Family Rent Revenue, Series A, 0.24%, 4/7/11, Fannie Mae, LIQ FAC: Fannie Mae, AMT(a)	10,000,000
15,000,000	New York City Housing Development Corp. Multi-Family Rent Revenue, Series A, 0.24%, 4/7/11, LIQ FAC: Fannie Mae(a)	15,000,000

		25,000,000

Pennsylvania (2.0%):
17,320,000	Pennsylvania Housing Finance Agency Revenue, Series 86B, 0.24%, 4/7/11, GO of Agency, LOC: Freddie Mac, Fannie Mae, AMT(a)	17,320,000

Texas (0.6%):
5,000,000	Houston Texas Utility System Revenue, Series D-1, 0.40%, 4/7/11, AGM(a)	5,000,000

Total Municipal Bonds (Cost $125,580,000)		125,580,000

U.S. Government Agency Mortgages (11.7%):
Federal Home Loan Bank (2.4%)
10,000,000	0.18%, 4/15/11(a)	9,997,228
10,000,000	0.21%, 6/15/11(b)	9,995,625

		19,992,853

Federal Home Loan Mortgage Corporation (5.0%)
5,000,000	0.20%, 4/2/11, MTN(a)	4,995,180
8,500,000	0.23%, 4/3/11(a)	8,496,523
9,000,000	0.20%, 4/29/11(a)	8,996,613
18,000,000	0.19%, 5/5/11(a)	17,999,536
2,004,000	0.21%, 6/7/11(b)	2,003,217

		42,491,069

Federal National Mortgage Association (4.3%)
4,500,000	0.28%, 4/20/11(a)	4,498,430
9,000,000	0.24%, 4/26/11(a)	8,997,626
8,000,000	0.19%, 5/13/11(a)	8,000,175
15,000,000	0.19%, 7/27/11(b)	14,990,494

		36,486,725

Total U.S. Government Agency Mortgages (Cost $98,970,647)		98,970,647

U.S. Treasury Obligations (9.3%):
U.S. Treasury Bills (2.3%)
4,000,000	0.06%, 5/26/11^(b)	3,998,838
15,000,000	0.06%, 6/2/11(b)	14,994,678

		18,993,516

U.S. Treasury Notes (7.0%)
9,000,000	0.88%, 5/31/11	9,009,775
10,000,000	1.12%, 6/30/11	10,022,620
10,000,000	4.62%, 10/31/11	10,253,392
30,000,000	0.75%, 11/30/11	30,109,612

		59,395,399

Total U.S. Treasury Obligations (Cost $78,388,915)		78,388,915

Investment Company (0.0%):
53,245	Dreyfus Treasury Prime Cash Management, 0.00%(b)	53,245

Total Investment Company (Cost $53,245)		53,245

Short-Term Investment (0.5%):
$4,080,000	Allianz Variable Insurance Products Securities Lending Collateral Trust (d)	4,080,000

Total Short-Term Investment (Cost $4,080,000)		4,080,000

Total Investment Securities (Cost $849,283,388)(e)—100.5%		849,283,388
Net other assets (liabilities) — (0.5)%		(3,969,510)

Net Assets — 100.0%		$845,313,878

Percentages indicated are based on net assets as of March 31, 2011.

AGM	Assured Guaranty Municipal Corporation

AMT	Subject to alternative minimum tax

GO	General Obligation

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

MTN	Medium Term Note

^	This security or a partial position of the security was on loan as of March 31, 2011. The total fair value of securities on loan as of March 31, 2011 was $3,999,684.

(a)	Variable rate security. The rate presented represents the rate in effect at March 31, 2011. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

(b)	The rate represents the effective yield at March 31, 2011.

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2011 (See Notes to the Schedules of Portfolio Investments).

(e)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2011:

Country	Percentage
Australia	4.9%
Canada	7.2
France	0.6
Germany	0.9
Netherlands	0.8
Norway	2.4
United Kingdom	3.4
United States	79.8

100.0%

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.3%):
Diversified Real Estate Activities (22.0%):
716,520	Beni Stabili SpA	$744,876
37,100	BR Properties SA	390,574
901,000	Capitaland, Ltd.	2,361,626
109,000	City Developments, Ltd.	998,210
622,000	Hang Lung Properties, Ltd.	2,727,152
322,113	Henderson Land Development Co., Ltd.	2,231,466
526,803	Kerry Properties, Ltd.	2,642,492
367,000	Mitsubishi Estate Co., Ltd.	6,209,343
294,000	Mitsui Fudosan Co., Ltd.	4,774,454
267,000	New World Development Co., Ltd.	470,796
172,000	Sumitomo Realty & Development Co.	3,441,655
728,584	Sun Hung Kai Properties, Ltd.	11,516,870
624,035	Wharf Holdings, Ltd. (The)	4,307,951

		42,817,465

Diversified REITs (9.2%):
22,278	Beni Stabili SpA*	22,427
220,076	British Land Co. plc	1,953,094
114,940	Cousins Properties, Inc.	959,749
554,337	Dexus Property Group	487,401
3,922	Fonciere des Regions	417,952
2,404	Gecina SA	331,618
441,292	GPT Group	1,432,926
7,774	Icade	958,886
207,778	Land Securities Group plc	2,447,132
9,549	Liberty Property Trust^	314,162
569,118	Mirvac Group	732,757
5,982	PS Business Parks, Inc.	346,597
49,340	Retail Opportunity Investments Corp.^	539,780
31,422	Shaftesbury plc	238,447
618,818	Stockland Trust Group	2,374,415
43,451	Vornado Realty Trust	3,801,962
2,682	Wereldhave NV	286,636
17,540	Winthrop Realty Trust	214,865

		17,860,806

Health Care Providers & Services (0.5%):
19,194	Assisted Living Concepts, Inc., Class A*	751,253
19,005	Capital Senior Living Corp.*	201,833

		953,086

Hotels, Resorts & Cruise Lines (2.1%):
71,458	Starwood Hotels & Resorts Worldwide, Inc.	4,153,139

Industrial REITs (1.6%):
44,498	AMB Property Corp.	1,600,593
78,800	DCT Industrial Trust, Inc.	437,340
461,673	Macquarie Goodman Group	326,974
149,829	SERGO plc	773,695

		3,138,602

Mortgage REITs (0.4%):
10,860	CreXus Investment Corp.^	124,021
34,160	Starwood Property Trust, Inc.^	761,768

		885,789

Office REITs (6.6%):
52,869	Alstria Office AG^	734,556
3,556	Befimmo SCA Sicafi	310,797
34,869	Boston Properties, Inc.	3,307,325
181,000	CapitaCommercial Trust	199,435
606,871	Commonwealth Property Office Fund	539,165
14,534	CommonWealth REIT	377,448
20,490	Coresite Realty Corp.^	324,562
28,862	Derwent Valley Holdings plc	760,471
15,340	Digital Realty Trust, Inc.^	891,868
12,120	Douglas Emmett, Inc.^	227,250
17,360	Duke Realty Corp.	243,214
55,931	Great Portland Estates plc	346,479
17,380	Hudson Pacific Properties, Inc.	255,486
106	Japan Real Estate Investment Corp.	997,391
52,444	Mack-Cali Realty Corp.	1,777,851
121	Nippon Building Fund, Inc.	1,173,991
1,360	Parkway Properties, Inc.	23,120
1,473	Societe de la Tour Eiffel	135,677
2,457	Societe Immobiliere de Locationpour l’Industrie et le Commerce	344,240

		12,970,326

Real Estate Investment Trusts (REITs) (1.5%):
4,240	American Campus Communities, Inc.	139,920
12,745	BioMed Realty Trust, Inc.	242,410
193,000	CapitaMalls Asia, Ltd.	272,766
920	Lexington Corporate Properties Trust^	8,602
816,874	Westfield Retail Trust	2,211,922

		2,875,620

Real Estate Management & Development (5.9%):
242,000	Agile Property Holdings, Ltd.^	380,744
17,916	Atrium European Real Estate, Ltd.	112,354
2,485,087	BGP Holdings plc*(a)(b)	—
1,877,120	China Overseas Land & Investment, Ltd.	3,834,410
1,601,000	China Resources Land, Ltd.	2,995,873
4,173	Conwert Immobilien Invest AG	69,019
1,050,900	Guangzhou R&F Properties Co., Ltd.^	1,560,744
309,181	Keppel Land, Ltd.	1,099,539
251,000	KWG Property Holding, Ltd.	202,874
260,000	Shimao Property Holdings, Ltd.	368,938
239,902	Sino Land Co., Ltd.	426,962
177,579	ST Modwen Properties plc	512,126

		11,563,583

Real Estate Operating Companies (12.5%):
10,857	Atrium Ljungberg AB, B Shares	149,654
50,100	BR Malls Participacoes SA	516,688
124,929	Brookfield Properties Corp.	2,213,742
94,095	Capital & Counties Properties plc	254,236
557,328	Capital & Regional plc*	348,724
8,078	Castellum AB^	117,794
73,864	Citycon Oyj	338,114
9,753	Deutsche Euroshop AG	373,637
57,424	Development Securities plc	205,862
135,220	Forest City Enterprises, Inc., Class A*^	2,546,193
180,277	General Growth Properties, Inc.	2,790,688
354,848	Grainger Trust plc	611,190
909,500	Hongkong Land Holdings, Ltd.	6,370,485
63,836	Hufvudstaden AB	760,471
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Real Estate Operating Companies, continued
420,250	Hysan Development Co., Ltd.	$1,731,635
274,350	LXB Retail Properties plc*	485,186
181,552	Minerva plc*	269,369
182	NTT Urban Development Corp.	152,542
28,954	Prologis European Properties*	205,025
20,213	PSP Swiss Property AG	1,665,077
448,858	Quintain Estates & Development plc*	316,718
265,407	Safestore Holdings, Ltd.	651,277
23,793	Sponda Oyj	135,179
4,980	Swiss Prime Site AG	392,947
223,465	Unite Group plc*	773,988

		24,376,421

Residential REITs (7.5%):
8,540	Apartment Investment & Management Co., Class A	217,514
23,198	AvalonBay Communities, Inc.	2,785,616
16,884	Boardwalk REIT	838,103
30	BRE Properties, Inc.	1,415
33,175	Camden Property Trust	1,885,003
22,948	Equity Lifestyle Properties, Inc.	1,322,952
126,751	Equity Residential Properties Trust	7,150,024
8,635	Post Properties, Inc.	338,924

		14,539,551

Retail REITs (18.9%):
45,436	Acadia Realty Trust	859,649
206,000	CapitaMall Trust	306,946
636,935	CFS Retail Property Trust	1,211,452
20,082	Corio NV	1,406,373
20,187	Eurocommercial Properties NV	1,000,993
12,960	Federal Realty Investment Trust	1,057,018
257,314	Hammerson plc	1,846,935
97	Japan Retail Fund Investment Corp.	151,869
11,310	Kite Realty Group Trust	60,056
32,223	Klepierre^	1,307,916
157,354	Liberty International plc	967,258
5,038	Macerich Co. (The)	249,532
9,283	Mercialys SA	370,116
118,110	Metric Property Investments plc*	207,352
84,751	Regency Centers Corp.	3,684,974
82,410	RioCan^	2,164,836
80,094	Simon Property Group, Inc.	8,582,873
206,000	Suntec REIT	251,856
335	Taubman Centers, Inc.	17,949
22,833	Unibail	4,946,762
968	Vastned Retail NV	70,855
629,435	Westfield Group	6,074,638

		36,798,208

Specialized REITs (8.6%):
36,540	Ashford Hospitality Trust^	402,671
120,819	Big Yellow Group plc	640,848
30,210	Extendicare REIT	395,860
87,162	HCP, Inc.	3,306,926
77,566	Healthcare Realty Trust, Inc.^	1,760,748
260,715	Host Hotels & Resorts, Inc.	4,591,191
4,000	LTC Properties, Inc.	113,360
8,980	Nationwide Health Properties, Inc.	381,919
25,928	Public Storage, Inc.	2,875,675
60,084	Senior Housing Properties Trust	1,384,335
8,687	Sovran Self Storage, Inc.	343,571
8,946	Ventas, Inc.	$485,768

		16,682,872

Total Common Stocks (Cost $145,822,969)		189,615,468

Investment Company (1.8%):
3,536,766	Dreyfus Treasury Prime Cash Management, 0.00%(c)	3,536,766

Total Investment Company (Cost $3,536,766)		3,536,766

Short-Term Investment (5.6%):
10,889,703	Allianz Variable Insurance Products Securities Lending Collateral Trust(d)	10,889,703

Total Short-Term Investment (Cost $10,889,703)		10,889,703

Total Investment Securities (Cost $160,249,438)(e)—104.7%		204,041,937
Net other assets (liabilities) — (4.7)%		(9,081,026)

Net Assets — 100.0%		$194,960,911

Percentages indicated are based on net assets as of March 31, 2011.

*	Non-income producing security

^	This security or a partial position of the security was on loan as of March 31, 2011. The total fair value of securities on loan as of March 31, 2011 was $10,532,592.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2011, these securities represent 0.00% of the net assets of the Fund.

(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2011. The total of all such securities represents 0.00% of the net assets of the fund.

(c)	The rate represents the effective yield at March 31, 2011.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2011 (See Notes to the Schedules of Portfolio Investments).

(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
As of March 31, 2011, the Fund’s open forward foreign currency contracts were as follows:

					Unrealized
		Delivery	Contract		Appreciation/
Short Contracts	Counterparty	Date	Amount	Fair Value	(Depreciation)
Deliver 26,792 Singapore Dollars in exchange for U.S. Dollars	State Street	4/4/11	$21,236	$21,260	$(24)

					$(24)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2011:

Country	Percentage
Australia	8.0%
Austria	— ^
Belgium	0.2
Belize	0.2
Bermuda	3.3
Brazil	0.3
Canada	2.9
China	0.2
Finland	0.2
France	4.6
Germany	0.6
Hong Kong	18.1
Italy	0.4
Japan	8.8
Jersey	0.1
Luxembourg	0.1
Netherlands	1.4
Singapore	2.8
Sweden	0.5
Switzerland	1.1
United Kingdom	7.6
United States	38.6

100.0%

^	Represents less than 0.05%.
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.9%):
Air Freight & Logistics (3.1%):
87,971	C.H. Robinson Worldwide, Inc.	$6,521,290
172,410	Expeditors International of Washington, Inc.	8,644,638

		15,165,928

Capital Markets (1.1%):
80,261	Greenhill & Co., Inc.^	5,280,371

Chemicals (4.1%):
225,256	Intrepid Potash, Inc.*^	7,843,414
198,709	Nalco Holding Co.	5,426,743
141,034	Rockwood Holdings, Inc.*^	6,941,693

		20,211,850

Commercial Services & Supplies (2.7%):
312,845	Covanta Holding Corp.^	5,343,393
89,620	Stericycle, Inc.*^	7,946,605

		13,289,998

Communications Equipment (3.5%):
388,089	Motorola Solutions, Inc.*	17,343,697

Construction Materials (1.1%):
62,927	Martin Marietta Materials, Inc.^	5,642,664

Diversified Consumer Services (1.2%):
60,185	New Oriental Education & Technology Group, Inc., SP ADR*	6,022,713

Diversified Financial Services (5.7%):
53,610	Intercontinental Exchange, Inc.*	6,622,979
239,674	Leucadia National Corp.	8,997,362
68,613	Moody’s Corp.^	2,326,667
269,756	MSCI, Inc., Class A*	9,932,416

		27,879,424

Health Care Equipment & Supplies (6.9%):
121,991	Gen-Probe, Inc.*^	8,094,103
77,914	IDEXX Laboratories, Inc.*^	6,016,519
35,694	Intuitive Surgical, Inc.*	11,902,521
161,766	Ironwood Pharmaceuticals, Inc.	2,264,724
109,728	Valeant Pharmaceuticals International, Inc.	5,465,552

		33,743,419

Hotels, Restaurants & Leisure (9.2%):
34,486	Chipotle Mexican Grill, Inc.*^	9,392,952
258,362	Ctrip.com International, Ltd., SP ADR*^	10,719,439
586,635	Edenred*	17,691,732
57,377	Wynn Resorts, Ltd.	7,301,223

		45,105,346

Household Durables (1.6%):
244,734	Gafisa SA, SP ADR^	3,142,384
6,232	NVR, Inc.*	4,711,392

		7,853,776

Internet & Catalog Retail (6.3%):
106,248	Groupon, Inc.*(a)(b)	3,356,374
61,996	Netflix, Inc.*^	14,713,511
25,482	Priceline.com, Inc.*	12,905,104

		30,974,989

Internet Software & Services (3.7%):
128,022	Akamai Technologies, Inc.*	4,864,836
2,354,000	Alibaba.com, Ltd.^	4,026,360
93,591	Betfair Group plc*	1,465,855
98,261	Youku.com, Inc., SP ADR*^	4,668,380
116,624	Zynga, Inc.*(a)(b)	3,272,259

		18,297,690

IT Services (3.5%):
176,096	Gartner, Inc.*	7,337,920
198,955	Teradata Corp.*	10,087,019

		17,424,939

Life Sciences Tools & Services (4.2%):
204,668	Illumina, Inc.*^	14,341,087
88,389	Techne Corp.^	6,328,652

		20,669,739

Machinery (1.9%):
77,166	Schindler Holding AG	9,273,471

Media (3.9%):
326,395	Groupe Aeroplan, Inc.	4,421,756
115,312	Morningstar, Inc.^	6,731,915
154,132	Naspers, Ltd.	8,280,625

		19,434,296

Metals & Mining (3.0%):
1,717,757	Lynas Corp., Ltd.*	3,986,643
177,790	Molycorp, Inc.*^	10,670,956

		14,657,599

Multiline Retail (1.4%):
123,667	Dollar Tree, Inc.*	6,865,992

Oil, Gas & Consumable Fuels (3.8%):
142,180	Range Resources Corp.^	8,311,843
211,345	Ultra Petroleum Corp.*	10,408,741

		18,720,584

Personal Products (3.2%):
162,033	Mead Johnson Nutrition Co., Class A	9,386,572
230,275	Natura Cosmeticos SA	6,489,581

		15,876,153

Professional Services (5.5%):
80,003	IHS, Inc., Class A*	7,100,266
320,886	Intertek Group plc	10,479,933
289,167	Verisk Analytics, Inc., Class A*	9,473,111

		27,053,310

Semiconductors & Semiconductor Equipment (1.3%):
28,432	First Solar, Inc.*^	4,573,003
97,258	NVIDIA Corp.*	1,795,383

		6,368,386

Software (11.9%):
276,056	ARM Holdings plc, SP ADR^	7,776,498
138,893	Autodesk, Inc.*	6,126,570
56,791	Citrix Systems, Inc.*	4,171,867
74,292	FactSet Research Systems, Inc.^	7,780,601
183,663	Red Hat, Inc.*	8,336,464
82,748	Rovi Corp.*	4,439,430
73,817	Salesforce.com, Inc.*	9,860,475
192,854	Solera Holdings, Inc.	9,854,839

		58,346,744

Textiles, Apparel & Luxury Goods (1.5%):
82,712	Lululemon Athletica, Inc.*^	7,365,504

Trading Companies & Distributors (1.3%):
97,689	Fastenal Co.^	6,333,178

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Wireless Telecommunication Services (1.3%):
64,206	Millicom International Cellular SA	$6,174,691

Total Common Stocks (Cost $339,853,250)		481,376,451

Preferred Stock (0.4%):
Health Care Equipment & Supplies (0.4%):
162,545	Ironwood Pharmaceuticals, Inc.*(b)	2,275,630

Total Preferred Stock (Cost $1,950,540)		2,275,630

Private Placement (0.4%):
Transportation Infrastructure (0.4%):
682,027	Better Place LLC(a)(b)	2,046,081

Total Private Placement (Cost $2,046,081)		2,046,081

Investment Company (1.3%):
6,286,283	Dreyfus Treasury Prime Cash Management, 0.00%(c)	6,286,283

Total Investment Company (Cost $6,286,283)		6,286,283

Short-Term Investment (29.0%):
142,333,601	Allianz Variable Insurance Products Securities Lending Collateral Trust(d)	142,333,601

Total Short-Term Investment (Cost $142,333,601)		142,333,601

Total Investment Securities (Cost $492,469,755)(e)—129.0%		634,318,046
Net other assets (liabilities) — (29.0)%		(142,630,072)

Net Assets — 100.0%		$491,687,974

Percentages indicated are based on net assets as of March 31, 2011.

SP ADR	Sponsored American Depositary Receipt

*	Non-income producing security

^	This security or a partial position of the security was on loan as of March 31, 2011. The total fair value of securities on loan as of March 31, 2011 was $140,177,646.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2011, these securities represent 1.76% of the net assets of the Fund.

(b)	Security was valued in good faith under procedures established by the Board of Trustees as of March 31, 2011. The total of such securities represents 2.22% of net assets of the fund.

(c)	The rate represents the effective yield at March 31, 2011.

(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2011 (See Notes to the Schedules of Portfolio Investments).

(e)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2011:

Country	Percentage
Australia	0.8%
Brazil	2.0
Canada	5.6
Cayman Islands	4.4
China	0.8
France	3.6
Luxembourg	1.3
South Africa	1.7
Switzerland	1.9
United Kingdom	4.0
United States	73.9

100.0%

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (93.9%):
Aerospace & Defense (1.7%):
146,350	BAE Systems plc, SP ADR^	$3,064,569

Airlines (1.9%):
1,440,000	Cathay Pacific Airways, Ltd.	3,441,117

Automobiles (0.9%):
26,500	Fuji Heavy Industries, Ltd., ADR	1,715,610

Beverages (2.7%):
23,100	Coca-Cola Femsa S.A.B. de C.V., SP ADR	1,778,469
40,400	Diageo plc, SP ADR^	3,079,288

		4,857,757

Building Products (1.1%):
158,000	Asahi Glass Co., Ltd., ADR^	1,982,900

Capital Markets (1.8%):
74,400	Credit Suisse Group AG — Registered Shares	3,162,675

Chemicals (4.6%):
45,100	Agrium, Inc.	4,160,926
77,000	Nitto Denko Corp., ADR	4,104,100

		8,265,026

Commercial Banks (9.1%):
133,500	Australia And New Zealand Banking Group, Ltd., SP ADR	3,304,125
153,100	Banco Bradesco SA, ADR	3,176,825
84,200	Barclays plc, SP ADR^	1,527,388
39,600	Toronto-Dominion Bank	3,508,164
101,600	United Overseas Bank, Ltd., SP ADR	3,015,488
42,200	Woori Finance Holdings Co., Ltd., ADR*	1,666,056

		19,360,721
		16,198,046

Communications Equipment (0.7%):
144,650	Nokia OYJ, SP ADR^	1,230,971

Computers & Peripherals (0.7%):
46,900	Fujitsu, Ltd., SP ADR	1,313,200

Diversified Telecommunication Services (5.5%):
228,700	France Telecom SA, SP ADR^	5,148,037
161,200	Tele Norte Leste Participacoes SA, SP ADR^	2,825,836
123,400	Telstra Corp., Ltd., SP ADR^	1,781,896

		9,755,769

Electric Utilities (3.1%):
201,600	CIA Paranaense de Energia, SP ADR^	5,602,464

Food & Staples Retailing (3.0%):
66,300	Delhaize Group, SP ADR	5,416,047

Food Products (1.7%):
100,400	Unilever plc, SP ADR	3,074,248

Independent Power Producers & Energy Traders (0.9%):
70,400	Huaneng Power International, Inc., SP ADR^	1,653,696

Industrial Conglomerates (0.3%)
20,200	Koc Holding AS	472,074

Insurance (6.7%):
88,700	Axis Capital Holdings, Ltd.	3,097,404
Insurance, continued
53,600	RenaissanceRe Holdings, Ltd.	3,697,864
182,400	Zurich Financial Services AG, SP ADR	5,121,792

		11,917,060

Machinery (1.7%)
108,200	Tata Motors, Ltd., SP ADR^	3,006,878

Marine (1.6%):
375,600	Nippon Yusen Kabushiki Kaisha, SP ADR	2,952,216

Media (2.0%):
203,100	Pearson plc, SP ADR^	3,615,180

Metals & Mining (6.3%):
28,700	POSCO, SP ADR	3,280,123
42,800	Rio Tinto plc, SP ADR	3,043,936
50,400	Vale SA, SP ADR	1,680,840
261,800	Yamana Gold, Inc.	3,222,758

		11,227,657

Multiline Retail (0.8%):
125,850	Marks & Spencer Group plc, SP ADR	1,356,663

Oil, Gas & Consumable Fuels (13.4%):
1,591,900	China Petroleum & Chemical Corp. (Sinopec), H Shares	1,600,468
139,600	Nexen, Inc.	3,478,832
46,500	Petroleo Brasileiro SA, ADR	1,879,995
72,100	Royal Dutch Shell plc, SP ADR	5,253,206
101,700	Sasol, Ltd., SP ADR^	5,893,515
125,700	Statoil ASA, SP ADR^	3,474,348
64,700	Yanzhou Coal Mining Co., Ltd., SP ADR^	2,346,669

		23,927,033

Paper & Forest Products (1.9%):
209,600	Svenska Cellulosa AB, SP ADR^	3,403,904

Pharmaceuticals (5.9%):
101,600	AstraZeneca plc, SP ADR^	4,685,792
115,400	GlaxoSmithKline plc, SP ADR^	4,432,514
27,500	Teva Pharmaceutical Industries, Ltd., SP ADR	1,379,675

		10,497,981

Real Estate Management & Development (1.0%):
984,400	New World Development Co., Ltd.	1,735,775

Semiconductors & Semiconductor Equipment (1.0%):
140,100	Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	1,706,418

Software (0.9%):
89,700	Sage Group plc (The), ADR	1,611,909

Tobacco (1.9%):
41,300	British American Tobacco plc, SP ADR^	3,344,887

Trading Companies & Distributors (2.0%):
9,900	Mitsui & Co., Ltd., SP ADR	3,559,050

Water Utilities (4.3%):
131,400	Companhia de Saneamento Basico do Estado de Sao Paulo, SP ADR	7,718,436

Wireless Telecommunication Services (2.8%):
290	KDDI Corp.^	1,780,275
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Wireless Telecommunication Services, continued
167,300	SK Telecom Co., Ltd., SP ADR	$3,146,913

		4,927,188

Total Common Stocks (Cost $139,033,953)		167,714,404

Investment Company (5.3%):
9,439,588	Dreyfus Treasury Prime Cash Management, 0.00%(a)	9,439,588

Total Investment Company (Cost $9,439,588)		9,439,588

Short-Term Investment (15.6%):
27,928,416	Allianz Variable Insurance Products Securities Lending Collateral Trust(b)	27,928,416

Total Short-Term Investment (Cost $27,928,416)		27,928,416

Total Investment Securities (Cost $176,401,957)(c)—114.8%		205,082,408
Net other assets (liabilities) — (14.8)%		(26,475,116)

Net Assets — 100.0%		$178,607,292

Percentages indicated are based on net assets as of March 31, 2011.

ADR	American Depositary Receipt

SP ADR	Sponsored American Depositary Receipt

*	Non-income producing security

^	This security or a partial position of the security was on loan as of March 31, 2011. The total fair value of securities on loan as of March 31, 2011 was $27,194,697.

(a)	The rate represents the effective yield at March 31, 2011.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2011 (See Notes to the Schedules of Portfolio Investments).

(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2011:

Country	Percentage
Australia	2.9%
Belgium	3.1
Bermuda	3.8
Brazil	12.9
Canada	8.1
China	1.8
Finland	0.7
France	2.9
Hong Kong	2.9
India	1.7
Israel	0.8
Japan	9.8
Mexico	1.0
Norway	2.0
Republic of Korea (South)	4.6
Singapore	1.7
South Africa	3.3
Sweden	1.9
Switzerland	4.7
Taiwan	1.0
Turkey	0.3
United Kingdom	21.4
United States	6.7

100.0%

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.0%):
Aerospace & Defense (3.0%):
479	Alliant Techsystems, Inc.	$33,851
9,317	Boeing Co. (The)	688,806
525	Goodrich Corp.	44,903
11,611	Honeywell International, Inc.	693,293
3,452	Lockheed Martin Corp.	277,541
2,154	Precision Castparts Corp.	317,026
1,251	Rockwell Collins, Inc.	81,102
202	Spirit AeroSystems Holdings, Inc., Class A*	5,185
748	TransDigm Group, Inc.*	62,705
12,926	United Technologies Corp.	1,094,186

		3,298,598

Air Freight & Logistics (1.4%):
2,512	C.H. Robinson Worldwide, Inc.	186,214
3,222	Expeditors International of Washington, Inc.	161,551
3,065	FedEx Corp.	286,731
10,823	United Parcel Service, Inc., Class B	804,365
1,261	UTI Worldwide, Inc.	25,523

		1,464,384

Airlines (0.2%):
1,669	AMR Corp.*	10,782
294	Copa Holdings SA, Class A	15,523
12,631	Delta Air Lines, Inc.*	123,784
1,470	Southwest Airlines Co.	18,566
4,124	United Continental Holdings, Inc.*	94,811

		263,466

Auto Components (0.9%):
454	Autoliv, Inc.	33,700
1,559	BorgWarner, Inc.*	124,237
98	Federal-Mogul Corp.*	2,440
2,116	Gentex Corp.	64,009
3,652	Goodyear Tire & Rubber Co.*	54,707
9,611	Johnson Controls, Inc.	399,529
458	Lear Corp.	22,383
2,090	O’Reilly Automotive, Inc.*	120,091
160	Tesla Motors, Inc.*	4,432
821	TRW Automotive Holdings Corp.*	45,221
976	WABCO Holdings, Inc.*	60,161

		930,910

Automobiles (0.9%):
55,596	Ford Motor Co.*	828,937
3,564	Harley-Davidson, Inc.	151,434
494	Thor Industries, Inc.	16,485

		996,856

Beverages (2.5%):
1,205	Brown-Forman Corp., Class B	82,301
23,818	Coca-Cola Co. (The)	1,580,324
3,139	Coca-Cola Enterprises, Inc.	85,695
1,079	Dr Pepper Snapple Group, Inc.	40,096
847	Hansen Natural Corp.*	51,015
14,054	PepsiCo, Inc.	905,218

		2,744,649

Biotechnology (1.7%):
1,356	Alexion Pharmaceuticals, Inc.*	133,810
2,274	Amylin Pharmaceuticals, Inc.*	25,855
1,552	BioMarin Pharmaceutical, Inc.*	39,002
7,011	Celgene Corp.*	403,343
2,176	Dendreon Corp.*	81,448
2,991	Genzyme Corp.*	227,765
12,081	Gilead Sciences, Inc.*	512,717
2,831	Human Genome Sciences, Inc.*	77,711
1,385	Myriad Genetics, Inc.*	27,908
1,086	Regeneron Pharmaceuticals, Inc.*	48,805
743	Talecris Biotherapeutics Holdings Corp.*	19,912
759	United Therapeutics Corp.*	50,868
3,060	Vertex Pharmaceuticals, Inc.*	146,666

		1,795,810

Building Products (0.1%):
23	Armstrong World Industries, Inc.	1,064
718	Lennox International, Inc.	37,752
1,603	Masco Corp.	22,314
985	Owens Corning, Inc.*	35,450
436	USG Corp.*	7,264

		103,844

Capital Markets (1.6%):
772	Affiliated Managers Group, Inc.*	84,434
783	Ameriprise Financial, Inc.	47,826
463	BlackRock, Inc.	93,068
14,986	Charles Schwab Corp. (The)	270,198
1,796	Eaton Vance Corp.	57,903
896	Federated Investors, Inc.	23,968
2,252	Franklin Resources, Inc.	281,680
457	Greenhill & Co., Inc.	30,066
2,164	Invesco, Ltd.	55,312
168	Janus Capital Group, Inc.	2,095
1,399	Lazard, Ltd., Class A	58,170
56	LPL Investment Holdings, Inc.*	2,005
7,285	Morgan Stanley	199,026
1,458	Northern Trust Corp.	73,993
2,287	SEI Investments Co.	54,614
3,931	T. Rowe Price Group, Inc.	261,097
3,524	TD Ameritrade Holding Corp.	73,546
1,320	Waddell & Reed Financial, Inc., Class A	53,605

		1,722,606

Chemicals (2.7%):
3,217	Air Products & Chemicals, Inc.	290,109
1,262	Airgas, Inc.	83,822
1,381	Albemarle Corp.	82,542
111	Ashland, Inc.	6,411
2,369	Celanese Corp., Series A	105,113
775	CF Industries Holdings, Inc.	106,012
4,734	E.I. du Pont de Nemours & Co.	260,228
220	Eastman Chemical Co.	21,850
3,533	Ecolab, Inc.	180,254
744	FMC Corp.	63,188
1,202	International Flavor & Fragrances, Inc.	74,885
56	KAR Auction Services, Inc.*	859
966	Lubrizol Corp.	129,405
8,267	Monsanto Co.	597,373
2,394	Mosaic Co. (The)	188,528
1,981	Nalco Holding Co.	54,101
420	PPG Industries, Inc.	39,988
4,636	Praxair, Inc.	471,018
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Chemicals, continued
964	RPM International, Inc.	$22,876
686	Scotts Miracle-Gro Co. (The), Class A	39,685
1,695	Sigma Aldrich Corp.	107,870
163	Valspar Corp. (The)	6,373

		2,932,490

Commercial Banks (0.0%):
228	Bank of Hawaii Corp.	10,903

Commercial Services & Supplies (0.4%):
70	Avery Dennison Corp.	2,937
934	Copart, Inc.*	40,470
312	Corrections Corp. of America*	7,613
148	Covanta Holding Corp.	2,528
2,763	Iron Mountain, Inc.	86,288
2,248	Pitney Bowes, Inc.	57,751
221	R.R. Donnelley & Sons Co.	4,181
1,467	Republic Services, Inc.	44,069
1,280	Stericycle, Inc.*	113,498
1,429	Waste Connections, Inc.	41,141

		400,476

Communications Equipment (3.3%):
1,437	Ciena Corp.*	37,305
86,568	Cisco Systems, Inc.	1,484,641
1,213	F5 Networks, Inc.*	124,417
1,963	Harris Corp.	97,365
3,271	JDS Uniphase Corp.*	68,168
7,970	Juniper Networks, Inc.*	335,378
1,291	Polycom, Inc.*	66,938
24,864	QUALCOMM, Inc.	1,363,293

		3,577,505

Computers & Peripherals (7.4%):
13,794	Apple, Inc.*	4,806,519
25,780	Dell, Inc.*	374,068
235	Diebold, Inc.	8,333
31,154	EMC Corp.*	827,139
33,201	Hewlett-Packard Co.	1,360,245
2,468	NCR Corp.*	46,497
5,572	NetApp, Inc.*	268,459
1,654	QLogic Corp.*	30,682
3,481	SanDisk Corp.*	160,439
4,941	Seagate Technology plc*	71,151
815	Western Digital Corp.*	30,391

		7,983,923

Construction & Engineering (0.1%):
479	Aecom Technology Corp.*	13,283
640	Chicago Bridge & Iron Co. NV, NYS	26,022
165	Fluor Corp.	12,154
1,142	Jacobs Engineering Group, Inc.*	58,733
104	KBR, Inc.	3,928
708	Shaw Group, Inc.*	25,070

		139,190

Construction Materials (0.1%):
698	Eagle Materials, Inc.	21,122
681	Martin Marietta Materials, Inc.	61,065

		82,187

Consumer Finance (0.7%):
15,893	American Express Co.	718,364

Containers & Packaging (0.1%):
564	Ball Corp.	20,220
2,450	Crown Holdings, Inc.*	94,521
807	Owens-Illinois, Inc.*	24,363
310	Temple-Inland, Inc.	7,254

		146,358

Distributors (0.0%):
2,153	LKQ Corp.*	51,887

Diversified Consumer Services (0.3%):
1,847	Apollo Group, Inc., Class A*	77,038
161	Booz Allen Hamilton Holding Corp.*	2,900
958	Career Education Corp.*	21,766
962	DeVry, Inc.	52,977
376	Education Management Corp.*	7,873
1,913	H&R Block, Inc.	32,024
897	Hillenbrand, Inc.	19,285
438	ITT Educational Services, Inc.*	31,602
204	Strayer Education, Inc.	26,620
488	Weight Watchers International, Inc.	34,209

		306,294

Diversified Financial Services (0.3%):
82	CBOE Holdings, Inc.	2,375
135	FleetCor Technologies, Inc.*	4,409
58	Green Dot Corp., Class A*	2,489
190	Interactive Brokers Group, Inc., Class A	3,019
1,119	Intercontinental Exchange, Inc.*	138,241
3,104	Moody’s Corp.	105,257
1,673	MSCI, Inc., Class A*	61,600
163	NASDAQ OMX Group, Inc. (The)*	4,212
884	NYSE Euronext	31,090

		352,692

Diversified Telecommunication Services (0.1%):
5,832	Frontier Communications Corp.	47,939
9,501	Level 3 Communications, Inc.*	13,967
2,340	TW Telecom, Inc.*	44,928
3,189	Windstream Corp.	41,042

		147,876

Electric Utilities (0.0%):
670	ITC Holdings Corp.	46,833

Electrical Equipment (1.3%):
2,413	AMETEK, Inc.	105,858
2,536	Cooper Industries plc	164,587
11,414	Emerson Electric Co.	666,920
284	General Cable Corp.*	12,297
351	Hubbell, Inc., Class B	24,932
498	Regal-Beloit Corp.	36,767
2,159	Rockwell Automation, Inc.	204,349
1,422	Roper Industries, Inc.	122,946
628	SunPower Corp., Class A*	10,764
157	Thomas & Betts Corp.*	9,337

		1,358,757

Electronic Equipment, Instruments & Components (0.5%):
2,627	Amphenol Corp., Class A	142,883
216	Arrow Electronics, Inc.*	9,046
51	AVX Corp.	760
2,960	Corning, Inc.	61,065
831	Dolby Laboratories, Inc., Class A*	40,894
2,317	FLIR Systems, Inc.	80,191
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
180	Ingram Micro, Inc., Class A*	$3,785
582	Itron, Inc.*	32,848
1,970	Jabil Circuit, Inc.	40,247
1,340	National Instruments Corp.	43,912
1,834	Trimble Navigation, Ltd.*	92,690

		548,321

Energy Equipment & Services (2.9%):
165	Atwood Oceanics, Inc.*	7,661
1,779	Baker Hughes, Inc.	130,632
2,110	Cameron International Corp.*	120,481
675	Core Laboratories NV	68,965
351	Diamond Offshore Drilling, Inc.	27,273
1,119	Dresser-Rand Group, Inc.*	60,001
61	Exterran Holdings, Inc.*	1,447
1,841	FMC Technologies, Inc.*	173,938
13,770	Halliburton Co.	686,297
1,741	Nabors Industries, Ltd.*	52,892
34	Oil States International, Inc.*	2,589
1,069	Pride International, Inc.*	45,913
246	Rowan Cos., Inc.*	10,868
18,075	Schlumberger, Ltd.	1,685,674
60	Superior Energy Services, Inc.*	2,460
4,512	Weatherford International, Ltd.*	101,971

		3,179,062

Food & Staples Retailing (2.2%):
85	BJ’s Wholesale Club, Inc.*	4,150
6,675	Costco Wholesale Corp.	489,411
2,283	CVS Caremark Corp.	78,352
545	Kroger Co. (The)	13,064
8,960	SYSCO Corp.	248,192
17,739	Wal-Mart Stores, Inc.	923,315
12,779	Walgreen Co.	512,949
2,117	Whole Foods Market, Inc.	139,510

		2,408,943

Food Products (0.9%):
1,542	Campbell Soup Co.	51,056
653	ConAgra Foods, Inc.	15,509
444	Flowers Foods, Inc.	12,090
5,979	General Mills, Inc.	218,533
1,672	Green Mountain Coffee Roasters, Inc.*	108,028
1,961	H.J. Heinz Co.	95,736
1,358	Hershey Co.	73,807
3,488	Kellogg Co.	188,282
984	McCormick & Co.	47,065
6,714	Sara Lee Corp.	118,636

		928,742

Gas Utilities (0.1%):
2,096	EQT Corp.	104,590

Health Care Equipment & Supplies (3.0%):
1,010	Alcon, Inc.	167,165
383	Alere, Inc.*	14,991
1,321	Bard (C.R.), Inc.	131,188
7,528	Baxter International, Inc.	404,781
3,349	Becton Dickinson & Co.	266,647
576	CareFusion Corp.*	16,243
138	Cooper Cos., Inc. (The)	9,584
7,595	Covidien plc*	394,484
2,212	DENTSPLY International, Inc.	81,822
1,715	Edwards Lifesciences Corp.*	149,205
738	Gen-Probe, Inc.*	48,966
831	Hill-Rom Holdings, Inc.	31,561
873	IDEXX Laboratories, Inc.*	67,413
593	Intuitive Surgical, Inc.*	197,742
64	Kinetic Concepts, Inc.*	3,483
12,836	Medtronic, Inc.	505,097
2,292	ResMed, Inc.*	68,760
5,005	St. Jude Medical, Inc.	256,556
4,771	Stryker Corp.	290,077
107	Teleflex, Inc.	6,204
834	Thoratec Corp.*	21,626
1,869	Varian Medical Systems, Inc.*	126,419

		3,260,014

Health Care Providers & Services (1.8%):
4,277	AmerisourceBergen Corp.	169,198
211	Brookdale Senior Living, Inc.*	5,908
1,882	Cardinal Health, Inc.	77,407
1,011	Community Health Systems, Inc.*	40,430
1,471	DaVita, Inc.*	125,785
421	Emdeon, Inc., Class A*	6,782
432	Emergency Medical Services Corp., Series A*	27,471
8,305	Express Scripts, Inc.*	461,841
3,733	Health Management Associates, Inc., Class A*	40,690
1,382	Henry Schein, Inc.*	96,975
1,579	Laboratory Corp. of America Holdings*	145,473
1,481	Lincare Holdings, Inc.	43,926
1,654	McKesson HBOC, Inc.	130,749
6,127	Medco Health Solutions, Inc.*	344,092
671	MEDNAX, Inc.*	44,695
143	Omnicare, Inc.	4,289
1,565	Patterson Companies, Inc.	50,377
1,686	Quest Diagnostics, Inc.	97,316
5,090	Tenet Healthcare Corp.*	37,921
94	Universal Health Services, Inc., Class B	4,645
1,327	VCA Antech, Inc.*	33,414

		1,989,384

Health Care Technology (0.2%):
1,743	Allscripts Healthcare Solutions, Inc.*	36,585
1,041	Cerner Corp.*	115,759
947	SXC Health Solutions Corp.*	51,896

		204,240

Hotels, Restaurants & Leisure (3.1%):
861	Bally Technologies, Inc.*	32,589
1,261	Brinker International, Inc.	31,903
2,473	Carnival Corp.	94,864
476	Chipotle Mexican Grill, Inc.*	129,648
4	Choice Hotels International, Inc.	155
2,126	Darden Restaurants, Inc.	104,450
4,504	International Game Technology	73,100
173	International Speedway Corp., Class A	5,155
5,270	Las Vegas Sands Corp.*	222,499
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
306	Madison Square Garden, Inc., Class A*	$8,259
4,107	Marriott International, Inc., Class A	146,127
16,306	McDonald’s Corp.	1,240,724
723	MGM Resorts International*	9,508
443	Panera Bread Co., Class A*	56,261
802	Royal Caribbean Cruises, Ltd.*	33,091
11,289	Starbucks Corp.	417,129
2,869	Starwood Hotels & Resorts Worldwide, Inc.	166,746
2,022	Wendy’s/Arby’s Group, Inc., Class A	10,171
895	WMS Industries, Inc.*	31,638
1,142	Wynn Resorts, Ltd.	145,320
7,082	Yum! Brands, Inc.	363,873

		3,323,210

Household Durables (0.3%):
272	Fortune Brands, Inc.	16,834
118	Garmin, Ltd.	3,996
498	Harman International Industries, Inc.	23,316
1,370	Leggett & Platt, Inc.	33,565
108	Mohawk Industries, Inc.*	6,604
90	NVR, Inc.*	68,040
1,043	Tempur-Pedic International, Inc.*	52,838
964	Tupperware Brands Corp.	57,561
499	Whirlpool Corp.	42,595

		305,349

Household Products (1.1%):
632	Aaron’s, Inc.*	16,027
1,072	Church & Dwight Co., Inc.	85,052
2,008	Clorox Co. (The)	140,701
6,220	Colgate-Palmolive Co.	502,327
4,967	Kimberly-Clark Corp.	324,196
2,616	Procter & Gamble Co. (The)	161,146

		1,229,449

Independent Power Producers & Energy Traders (0.0%):
2,516	Calpine Corp.*	39,929
112	Ormat Technologies, Inc.	2,837

		42,766

Industrial Conglomerates (1.8%):
10,808	3M Co.	1,010,548
42	Carlisle Cos., Inc.	1,871
37,539	General Electric Co.	752,657
2,760	McDermott International, Inc.*	70,076
2,143	Textron, Inc.	58,697
1,065	Tyco International, Ltd.	47,680

		1,941,529

Insurance (0.9%):
790	ACE, Ltd.	51,113
6,722	AFLAC, Inc.	354,787
883	Aon Corp.	46,764
51	Arch Capital Group, Ltd.*	5,059
407	Arthur J. Gallagher & Co.	12,377
539	Axis Capital Holdings, Ltd.	18,822
897	Brown & Brown, Inc.	23,143
49	Endurance Specialty Holdings, Ltd.	2,392
327	Erie Indemnity Co., Class A	23,253
1,334	Genworth Financial, Inc.*	17,956
547	Hartford Financial Services Group, Inc. (The)	14,731
7,557	Marsh & McLennan Cos., Inc.	225,274
3,083	MetLife, Inc.	137,902
778	Travelers Cos., Inc. (The)	46,275
92	Validus Holdings, Ltd.	3,066

		982,914

Internet & Catalog Retail (1.4%):
5,302	Amazon.com, Inc.*	955,049
1,328	Expedia, Inc.	30,093
604	Netflix, Inc.*	143,347
718	Priceline.com, Inc.*	363,624

		1,492,113

Internet Software & Services (2.6%):
2,747	Akamai Technologies, Inc.*	104,386
6,618	eBay, Inc.*	205,423
688	Equinix, Inc.*	62,677
3,693	Google, Inc., Class A*	2,164,874
410	IAC/InterActiveCorp*	12,665
2,601	VeriSign, Inc.	94,182
645	VistaPrint NV	33,475
913	WebMD Health Corp., Class A*	48,772
8,325	Yahoo!, Inc.*	138,611

		2,865,065

IT Services (5.9%):
9,263	Accenture plc, Class A	509,187
798	Alliance Data Systems Corp.*	68,540
787	Amdocs, Ltd.*	22,705
7,621	Automatic Data Processing, Inc.	391,034
1,798	Broadridge Financial Solutions, Inc.	40,797
4,536	Cognizant Technology Solutions Corp., Class A*	369,230
557	DST Systems, Inc.	29,421
1,539	Fiserv, Inc.*	96,526
1,114	Gartner, Inc.*	46,420
1,071	Genpact, Ltd.*	15,508
1,237	Global Payments, Inc.	60,514
19,439	International Business Machines Corp.	3,169,918
1,315	Lender Processing Services, Inc.	42,330
1,474	MasterCard, Inc., Class A	371,035
1,050	NeuStar, Inc., Class A*	26,859
4,885	Paychex, Inc.	153,194
4,277	SAIC, Inc.*	72,367
2,525	Teradata Corp.*	128,017
7,075	Visa, Inc., Class A	520,861
10,178	Western Union Co.	211,397

		6,345,860

Leisure Equipment & Products (0.2%):
1,847	Hasbro, Inc.	86,514
3,197	Mattel, Inc.	79,701

		166,215

Life Sciences Tools & Services (0.8%):
5,272	Agilent Technologies, Inc.*	236,080
186	Charles River Laboratories International, Inc.*	7,139
897	Covance, Inc.*	49,084
1,936	Illumina, Inc.*	135,655
1,955	Life Technologies Corp.*	102,481
508	Mettler-Toledo International, Inc.*	87,376
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Life Sciences Tools & Services, continued
776	PerkinElmer, Inc.	$20,386
1,625	Pharmaceutical Product Development, Inc.	45,029
561	Techne Corp.	40,168
1,406	Waters Corp.*	122,181

		845,579

Machinery (4.1%):
1,405	Babcock & Wilcox Co. (The)*	46,899
1,137	Bucyrus International, Inc., Class A	103,979
9,521	Caterpillar, Inc.	1,060,163
44	CNH Global NV, NYS*	2,136
3,039	Cummins, Inc.	333,135
7,460	Danaher Corp.	387,174
6,077	Deere & Co.	588,800
1,165	Donaldson Co., Inc.	71,403
1,786	Dover Corp.	117,412
1,322	Eaton Corp.	73,292
721	Flowserve Corp.	92,865
754	Gardner Denver, Inc.	58,835
932	Graco, Inc.	42,397
62	Harsco Corp.	2,188
1,021	IDEX Corp.	44,567
6,676	Illinois Tool Works, Inc.	358,635
1,558	Joy Global, Inc.	153,946
950	Kennametal, Inc.	37,050
654	Lincoln Electric Holdings, Inc.	49,652
2,009	Manitowoc Co., Inc. (The)	43,957
1,075	Navistar International Corp.*	74,530
1,378	Oshkosh Corp.*	48,754
5,527	PACCAR, Inc.	289,338
1,768	Pall Corp.	101,854
691	Parker Hannifin Corp.	65,424
805	Pentair, Inc.	30,421
147	SPX Corp.	11,670
970	Timken Co.	50,731
470	Toro Co.	31,123
344	Valmont Industries, Inc.	35,903
98	Wabtec Corp.	6,647

		4,414,880

Marine (0.0%):
35	Kirby Corp.*	2,005

Media (1.7%):
1,267	CBS Corp., Class B	31,726
11,734	DIRECTV Group, Inc. (The), Class A*	549,151
3,144	Discovery Communications, Inc., Class A*	125,446
1,119	DreamWorks Animation SKG, Inc., Class A*	31,254
7,398	Interpublic Group of Cos., Inc. (The)	92,993
651	John Wiley & Sons, Inc.	33,097
196	Lamar Advertising Co.*	7,240
3,352	McGraw-Hill Cos., Inc. (The)	132,069
234	Meredith Corp.	7,937
335	Morningstar, Inc.	19,557
7,227	News Corp.	126,906
403	Nielsen Holdings NV*	10,998
3,492	Omnicom Group, Inc.	171,317
204	Regal Entertainment Group, Class A	2,754
1,356	Scripps Networks Interactive, Class A	67,922
58,765	Sirius XM Radio, Inc.*	97,550
1,831	Thomson Reuters Corp.	71,848
3,552	Time Warner, Inc.	126,806
1,809	Viacom, Inc., Class B	84,155

		1,790,726

Metals & Mining (1.8%):
282	AK Steel Holding Corp.	4,450
2,298	Alcoa, Inc.	40,560
1,490	Allegheny Technologies, Inc.	100,903
691	Carpenter Technology Corp.	29,513
2,051	Cliffs Natural Resources, Inc.	201,572
490	Compass Minerals International, Inc.	45,830
14,246	Freeport-McMoRan Copper & Gold, Inc.	791,365
7,207	Newmont Mining Corp.	393,358
2,044	Nucor Corp.	94,065
134	Reliance Steel & Aluminum Co.	7,742
133	Royal Gold, Inc.	6,969
83	Schnitzer Steel Industries, Inc.	5,396
2,558	Southern Copper Corp.	103,011
1,353	Titanium Metals Corp.*	25,139
427	United States Steel Corp.	23,032
637	Walter Energy, Inc.	86,269

		1,959,174

Multiline Retail (1.1%):
1,134	Big Lots, Inc.*	49,250
1,071	Dollar General Corp.*	33,576
1,924	Dollar Tree, Inc.*	106,820
1,911	Family Dollar Stores, Inc.	98,072
1,183	J.C. Penney Co., Inc.	42,482
3,239	Kohl’s Corp.	171,797
618	Macy’s, Inc.	14,993
2,530	Nordstrom, Inc.	113,546
10,528	Target Corp.	526,505

		1,157,041

Office Electronics (0.0%):
500	Zebra Technologies Corp., Class A*	19,620

Oil, Gas & Consumable Fuels (8.5%):
243	Alpha Natural Resources, Inc.*	14,427
1,745	Arch Coal, Inc.	62,890
819	Atlas Energy, Inc.*#^	—
1,612	Chevron Corp.	173,177
1,270	Cimarex Energy Co.	146,355
1,556	Concho Resources, Inc.*	166,959
8,639	ConocoPhillips	689,911
1,566	Consol Energy, Inc.	83,985
444	Continental Resources, Inc.*	31,733
2,022	El Paso Corp.	36,396
4,059	EOG Resources, Inc.	481,032
2,238	EXCO Resources, Inc.	46,237
71,003	Exxon Mobil Corp.	5,973,482
1,112	Forest Oil Corp.*	42,067
609	Frontline, Ltd.	15,085
467	Holly Corp.	28,375
2,867	Marathon Oil Corp.	152,840
329	Murphy Oil Corp.	24,155
2,497	Occidental Petroleum Corp.	260,911
3,241	Petrohawk Energy Corp.*	79,534
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
184	Quicksilver Resources, Inc.*	$2,633
2,412	Range Resources Corp.	141,005
3,276	SandRidge Energy, Inc.*	41,933
648	SM Energy Co.	48,075
5,243	Southwestern Energy Co.*	225,292
2,302	Ultra Petroleum Corp.*	113,373
118	Whiting Petroleum Corp.*	8,667
3,641	Williams Cos., Inc. (The)	113,526

		9,204,055

Paper & Forest Products (0.1%):
5,141	International Paper Co.	155,155

Personal Products (0.4%):
301	Alberto-Culver Co.	11,218
6,486	Avon Products, Inc.	175,382
1,669	Estee Lauder Co., Inc. (The), Class A	160,825
906	Herbalife, Ltd.	73,712
442	Mead Johnson Nutrition Co., Class A	25,605

		446,742

Pharmaceuticals (2.1%):
21,102	Abbott Laboratories	1,035,053
4,606	Allergan, Inc.	327,118
3,539	Eli Lilly & Co.	124,467
2,510	Hospira, Inc.*	138,552
6,268	Johnson & Johnson Co.	371,379
5,545	Mylan, Inc.*	125,705
1,221	Perrigo Co.	97,094
1,327	Warner Chilcott plc, Class A	30,892

		2,250,260

Professional Services (0.3%):
766	Dun & Bradstreet Corp.	61,464
563	FTI Consulting, Inc.*	21,580
732	IHS, Inc., Class A*	64,965
953	Monster Worldwide, Inc.*	15,153
2,270	Robert Half International, Inc.	69,462
108	Towers Watson & Co., Class A	5,989
1,504	Verisk Analytics, Inc., Class A*	49,271

		287,884

Real Estate Investment Trusts (REITs) (0.9%):
246	AMB Property Corp.	8,849
833	Apartment Investment & Management Co., Class A	21,216
1,308	Digital Realty Trust, Inc.	76,047
268	Equity Residential Property Trust	15,118
190	Essex Property Trust, Inc.	23,560
565	Federal Realty Investment Trust	46,081
5,077	General Growth Properties, Inc.	78,592
1,035	Plum Creek Timber Co., Inc.	45,136
480	ProLogis Trust	7,670
1,927	Public Storage, Inc.	213,724
357	Rayonier, Inc.	22,245
3,069	Simon Property Group, Inc.	328,874
188	UDR, Inc.	4,582
652	Ventas, Inc.	35,404
210	Vornado Realty Trust	18,375

		945,473

Real Estate Management & Development (0.2%):
4,313	CB Richard Ellis Group, Inc., Class A*	115,157
368	Howard Hughes Corp. (The)*	25,996
637	Jones Lang LaSalle, Inc.	63,534
1,302	St. Joe Co. (The)*	32,641

		237,328

Road & Rail (0.3%):
37	Con-way, Inc.	1,454
2,560	Hertz Global Holdings, Inc.*	40,013
1,386	J.B. Hunt Transport Services, Inc.	62,952
904	Kansas City Southern Industries, Inc.*	49,223
783	Landstar System, Inc.	35,767
405	Ryder System, Inc.	20,493
957	Union Pacific Corp.	94,102

		304,004

Semiconductors & Semiconductor Equipment (3.9%):
3,607	Advanced Micro Devices, Inc.*	31,020
4,845	Altera Corp.	213,277
4,511	Analog Devices, Inc.	177,643
20,349	Applied Materials, Inc.	317,851
1,072	Atheros Communications*	47,865
6,233	Atmel Corp.*	84,956
1,627	Avago Technologies, Ltd.	50,600
8,161	Broadcom Corp., Class A	321,380
1,624	Cree, Inc.*	74,964
2,620	Cypress Semiconductor Corp.*	50,776
838	First Solar, Inc.*	134,784
57,684	Intel Corp.	1,163,486
726	Intersil Corp., Class A	9,039
154	KLA-Tencor Corp.	7,295
1,914	Lam Research Corp.*	108,447
3,391	Linear Technology Corp.	114,039
8,192	Marvell Technology Group, Ltd.*	127,386
4,574	Maxim Integrated Products, Inc.	117,094
1,406	MEMC Electronic Materials, Inc.*	18,222
2,787	Microchip Technology, Inc.	105,934
3,230	National Semiconductor Corp.	46,318
1,234	Novellus Systems, Inc.*	45,818
8,662	NVIDIA Corp.*	159,900
6,509	ON Semiconductor Corp.*	64,244
266	PMC-Sierra, Inc.*	1,995
1,442	Rambus, Inc.*	28,552
719	Silicon Laboratories, Inc.*	31,068
2,673	Skyworks Solutions, Inc.*	86,659
2,790	Teradyne, Inc.*	49,690
8,387	Texas Instruments, Inc.	289,855
1,138	Varian Semiconductor Equipment Associates, Inc.*	55,386
3,916	Xilinx, Inc.	128,445

		4,263,988

Software (5.7%):
2,051	Activision Blizzard, Inc.	22,499
7,973	Adobe Systems, Inc.*	264,385
1,368	Ansys, Inc.*	74,132
3,470	Autodesk, Inc.*	153,062
2,747	BMC Software, Inc.*	136,636
4,791	CA, Inc.	115,846
4,127	Cadence Design Systems, Inc.*	40,238
2,812	Citrix Systems, Inc.*	206,569
1,850	Compuware Corp.*	21,367
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Software, continued
4,686	Electronic Arts, Inc.*	$91,518
705	FactSet Research Systems, Inc.	73,835
1,387	Informatica Corp.*	72,443
4,248	Intuit, Inc.*	225,569
1,221	Micros Systems, Inc.*	60,354
77,675	Microsoft Corp.	1,969,838
3,449	Nuance Communications, Inc.*	67,462
57,745	Oracle Corp.	1,926,951
2,855	Red Hat, Inc.*	129,588
1,615	Rovi Corp.*	86,645
1,735	Salesforce.com, Inc.*	231,761
1,069	Solera Holdings, Inc.	54,626
1,090	Symantec Corp.*	20,209
103	Synopsys, Inc.*	2,848
1,111	VMware, Inc., Class A*	90,591

		6,138,972

Specialty Retail (3.4%):
1,008	Abercrombie & Fitch Co., Class A	59,170
1,239	Advance Auto Parts, Inc.	81,303
1,376	Aeropostale, Inc.*	33,464
782	American Eagle Outfitters, Inc.	12,426
360	AutoNation, Inc.*	12,733
370	AutoZone, Inc.*	101,217
3,986	Bed Bath & Beyond, Inc.*	192,404
4,919	Best Buy Co., Inc.	141,274
3,383	CarMax, Inc.*	108,594
2,778	Chico’s FAS, Inc.	41,392
1,335	Dick’s Sporting Goods, Inc.*	53,373
5,734	Gap, Inc. (The)	129,933
992	Guess?, Inc.	39,035
25,665	Home Depot, Inc.	951,145
4,042	Limited Brands, Inc.	132,901
16,660	Lowe’s Cos., Inc.	440,324
221	Office Depot, Inc.*	1,023
1,788	PetSmart, Inc.	73,219
1,852	Ross Stores, Inc.	131,714
859	Sherwin Williams Co.	72,148
11,053	Staples, Inc.	214,649
1,912	Tiffany & Co.	117,473
6,180	TJX Cos., Inc.	307,332
1,101	Tractor Supply Co.	65,906
1,860	Urban Outfitters, Inc.*	55,484
1,466	Williams-Sonoma, Inc.	59,373

		3,629,009

Textiles, Apparel & Luxury Goods (0.9%):
4,621	Coach, Inc.	240,477
747	Fossil, Inc.*	69,956
1,455	Hanesbrands, Inc.*	39,343
777	J. Crew Group, Inc.*#^	—
5,453	Nike, Inc., Class B	412,792
862	Phillips-Van Heusen Corp.	56,056
846	Polo Ralph Lauren Corp.	104,608

		923,232

Thrifts & Mortgage Finance (0.0%):
43	Capitol Federal Financial, Inc.	485
608	Hudson City Bancorp, Inc.	5,885

		6,370

Tobacco (1.9%):
18,397	Altria Group, Inc.	478,874
23,635	Philip Morris International, Inc.	1,551,165

		2,030,039

Trading Companies & Distributors (0.3%):
2,003	Fastenal Co.	129,855
220	GATX Corp.	8,505
674	MSC Industrial Direct Co., Inc., Class A	46,149
887	W.W. Grainger, Inc.	122,122
218	WESCO International, Inc.*	13,625

		320,256

Wireless Telecommunication Services (0.6%):
6,111	American Tower Corp., Class A*	316,672
1,704	Clearwire Corp., Class A*	9,525
4,397	Crown Castle International Corp.*	187,092
1,785	MetroPCS Communications, Inc.*	28,989
1,998	NII Holdings, Inc.*	83,257
1,768	SBA Communications Corp., Class A*	70,154

		695,689

Total Common Stocks (Cost $89,181,449)		104,922,105

Exchange Traded Fund (1.0%):
7,712	SPDR S&P 500 ETF Trust, Series 1	1,021,917

Total Exchange Traded Fund (Cost $856,061)		1,021,917

Investment Company (4.6%):
4,992,971	Dreyfus Treasury Prime Cash Management, 0.00%(a)	4,992,971

Total Investment Company (Cost $4,992,971)		4,992,971

Total Investment Securities (Cost $95,030,481)(b)—102.6%		110,936,993
Net other assets (liabilities) — (2.6)%		(2,764,230)

Net Assets — 100.0%		$108,172,763

Percentages indicated are based on net assets as of March 31, 2011.

NYS	New York Shares

*	Non-income producing security

#	Escrowed security

^	Security was valued in good faith pursuant to procedures approved by the Board of Trustees. The total of all such securities represents 0.00% of net assets of the fund.

(a)	The rate represents the effective yield at March 31, 2011.

(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
Futures Contracts
Cash of $413,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2010:

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)
NASDAQ Index 100 E-Mini Futures	Long	6/17/11	13	$591,344	$16,081
S&P 500 Index E-Mini Futures	Long	6/17/11	21	1,351,580	35,470

Total					$51,551

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.4%):
Aerospace & Defense (1.8%):
71	Alliant Techsystems, Inc.	$5,018
2,521	BE Aerospace, Inc.*	89,571
3,711	Boeing Co. (The)	274,354
8,895	General Dynamics Corp.	681,001
2,316	Goodrich Corp.	198,087
4,721	ITT Industries, Inc.	283,496
2,866	L-3 Communications Holdings, Inc.	224,436
1,644	Lockheed Martin Corp.	132,178
7,751	Northrop Grumman Corp.	486,065
9,439	Raytheon Co.	480,162
1,925	Rockwell Collins, Inc.	124,798
2,270	Spirit AeroSystems Holdings, Inc., Class A*	58,271
2,064	United Technologies Corp.	174,718

		3,212,155

Air Freight & Logistics (0.2%):
2,853	FedEx Corp.	266,898
450	UTI Worldwide, Inc.	9,108

		276,006

Airlines (0.2%):
5,702	AMR Corp.*	36,835
267	Copa Holdings SA, Class A	14,098
16,603	Southwest Airlines Co.	209,696
1,068	United Continental Holdings, Inc.*	24,553

		285,182

Auto Components (0.2%):
1,453	Autoliv, Inc.	107,856
225	BorgWarner, Inc.*	17,930
375	Federal-Mogul Corp.*	9,338
948	Johnson Controls, Inc.	39,408
1,932	Lear Corp.	94,417
111	Tesla Motors, Inc.*	3,075
641	TRW Automotive Holdings Corp.*	35,306

		307,330

Beverages (1.5%):
677	Brown-Forman Corp., Class B	46,239
1,797	Central European Distribution Corp.*	20,396
13,769	Coca-Cola Co. (The)	913,573
3,436	Coca-Cola Enterprises, Inc.	93,803
4,782	Constellation Brands, Inc.*	96,979
4,053	Dr Pepper Snapple Group, Inc.	150,610
252	Hansen Natural Corp.*	15,178
3,390	Molson Coors Brewing Co., Class B	158,957
17,640	PepsiCo, Inc.	1,136,192

		2,631,927

Biotechnology (1.1%):
24,655	Amgen, Inc.*	1,317,810
6,225	Biogen Idec, Inc.*	456,853
1,947	Cephalon, Inc.*	147,543
1,578	Genzyme Corp.*	120,165

		2,042,371

Building Products (0.1%):
440	Armstrong World Industries, Inc.	20,359
6,569	Masco Corp.	91,440
1,311	Owens Corning, Inc.*	47,183
904	USG Corp.*	15,061

		174,043

Capital Markets (3.3%):
5,294	Ameriprise Financial, Inc.	323,358
5,254	Ares Capital Corp.	88,793
31,217	Bank of New York Mellon Corp.	932,452
1,588	BlackRock, Inc.	319,204
5,809	E*TRADE Financial Corp.*	90,795
676	Federated Investors, Inc.	18,083
13,250	Goldman Sachs Group, Inc.	2,099,727
8,394	Invesco, Ltd.	214,551
4,237	Janus Capital Group, Inc.	52,835
3,084	Jefferies Group, Inc.	76,915
3,977	Legg Mason, Inc.	143,530
336	LPL Investment Holdings, Inc.*	12,032
26,555	Morgan Stanley	725,483
3,739	Northern Trust Corp.	189,754
2,614	Raymond James Financial, Inc.	99,959
12,911	State Street Corp.	580,220

		5,967,691

Chemicals (1.7%):
1,875	Ashland, Inc.	108,300
1,730	Cabot Corp.	80,082
493	CF Industries Holdings, Inc.	67,437
1,218	Cytec Industries, Inc.	66,223
29,724	Dow Chemical Co. (The)	1,122,081
15,273	E.I. du Pont de Nemours & Co.	839,557
1,478	Eastman Chemical Co.	146,795
567	FMC Corp.	48,155
4,742	Huntsman Corp.	82,416
1,113	Intrepid Potash, Inc.*	38,755
614	KAR Auction Services, Inc.*	9,419
3,578	PPG Industries, Inc.	340,661
1,670	RPM International, Inc.	39,629
227	Sigma Aldrich Corp.	14,446
2,354	Valspar Corp. (The)	92,041

		3,095,997

Commercial Banks (5.2%):
4,613	Associated Banc-Corp.	68,503
2,060	BancorpSouth, Inc.	31,827
787	Bank of Hawaii Corp.	37,634
17,810	BB&T Corp.	488,884
628	BOK Financial Corp.	32,455
8,125	CapitalSource, Inc.	57,200
1,127	City National Corp.	64,295
4,535	Comerica, Inc.	166,525
2,009	Commerce Bancshares, Inc.	81,244
1,308	Cullen/Frost Bankers, Inc.	77,198
3,901	East West Bancorp, Inc.	85,666
23,612	Fifth Third Bancorp	327,735
134	First Citizens BancShares, Inc., Class A	26,878
6,981	First Horizon National Corp.	78,257
4,917	Fulton Financial Corp.	54,628
22,201	Huntington Bancshares, Inc.	147,415
24,461	KeyCorp	217,214
1,893	M&T Bank Corp.	167,474
13,787	Marshall & Ilsley Corp.	110,158
13,541	PNC Financial Services Group, Inc.	852,948
25,564	Popular, Inc.*	74,391
32,310	Regions Financial Corp.	234,571
13,784	SunTrust Banks, Inc.	397,531
19,405	Synovus Financial Corp.	46,572
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Commercial Banks, continued
4,084	TCF Financial Corp.	$64,772
49,336	U.S. Bancorp	1,303,950
3,975	Valley National Bancorp	55,491
125,254	Wells Fargo & Co.	3,970,552
2,287	Wilmington Trust Corp.	10,337
4,748	Zions Bancorp	109,489

		9,441,794

Commercial Services & Supplies (0.6%):
2,699	Avery Dennison Corp.	113,250
3,454	Cintas Corp.	104,553
2,347	Corrections Corp. of America*	57,267
3,079	Covanta Holding Corp.	52,589
1,458	Pitney Bowes, Inc.	37,456
5,097	R.R. Donnelley & Sons Co.	96,435
5,859	Republic Services, Inc.	176,004
636	Waste Connections, Inc.	18,311
12,430	Waste Management, Inc.	464,136

		1,120,001

Communications Equipment (0.4%):
12,369	Brocade Communications Systems, Inc.*	76,069
955	EchoStar Corp., Class A*	36,147
7,473	Motorola Mobility Holdings, Inc.*	182,341
8,543	Motorola Solutions, Inc.*	381,787
9,627	Tellabs, Inc.	50,445

		726,789

Computers & Peripherals (0.2%):
1,328	Diebold, Inc.	47,091
2,076	Lexmark International, Inc.*	76,895
3,121	Seagate Technology plc*	44,942
4,545	Western Digital Corp.*	169,483

		338,411

Construction & Engineering (0.5%):
1,774	Aecom Technology Corp.*	49,193
1,524	Chicago Bridge & Iron Co. NV, NYS	61,966
4,323	Fluor Corp.	318,432
1,245	Jacobs Engineering Group, Inc.*	64,030
3,662	KBR, Inc.	138,314
5,427	Quanta Services, Inc.*	121,728
893	Shaw Group, Inc.*	31,621
2,159	URS Corp.*	99,422

		884,706

Construction Materials (0.1%):
3,285	Vulcan Materials Co.	149,796

Consumer Finance (0.6%):
11,749	Capital One Financial Corp.	610,478
13,993	Discover Financial Services	337,511
13,554	SLM Corp.*	207,376

		1,155,365

Containers & Packaging (0.4%):
1,786	AptarGroup, Inc.	89,532
3,644	Ball Corp.	130,637
2,830	Bemis Co., Inc.	92,852
862	Greif, Inc., Class A	56,383
2,984	Owens-Illinois, Inc.*	90,087
2,692	Packaging Corp. of America	77,772
4,177	Sealed Air Corp.	111,359
2,598	Sonoco Products Co.	94,126
2,324	Temple-Inland, Inc.	54,382

		797,130

Distributors (0.1%):
4,085	Genuine Parts Co.	219,119

Diversified Consumer Services (0.1%):
87	Booz Allen Hamilton Holding Corp.*	1,567
482	Education Management Corp.*	10,093
4,527	H&R Block, Inc.	75,782
5,952	Service Corp. International	65,829

		153,271

Diversified Financial Services (6.5%):
258,249	Bank of America Corp.	3,442,459
190	CBOE Holdings, Inc.	5,504
5,146	CIT Group, Inc.*	218,962
544,511	Citigroup, Inc.*	2,406,739
1,691	CME Group, Inc.	509,921
153	FleetCor Technologies, Inc.*	4,997
32	Green Dot Corp., Class A*	1,373
755	Interactive Brokers Group, Inc., Class A	11,997
102,409	JPMorgan Chase & Co.	4,721,055
5,013	Leucadia National Corp.	188,188
2,553	NASDAQ OMX Group, Inc. (The)*	65,970
5,263	NYSE Euronext	185,100

		11,762,265

Diversified Telecommunication Services (4.6%):
152,094	AT&T, Inc.	4,654,077
8,011	CenturyTel, Inc.	332,857
15,669	Frontier Communications Corp.	128,799
25,171	Level 3 Communications, Inc.*	37,001
42,999	Qwest Communications International, Inc.	293,683
72,757	Verizon Communications, Inc.	2,804,055
7,669	Windstream Corp.	98,700

		8,349,172

Electric Utilities (3.1%):
12,323	American Electric Power Co., Inc.	433,030
3,126	DPL, Inc.	85,684
33,793	Duke Energy Corp.	613,343
8,383	Edison International	306,734
4,598	Entergy Corp.	309,032
17,000	Exelon Corp.	701,080
10,754	FirstEnergy Corp.	398,866
3,605	Great Plains Energy, Inc.	72,172
2,301	Hawaiian Electric Industries, Inc.	57,065
155	ITC Holdings Corp.	10,834
10,671	NextEra Energy, Inc.	588,185
4,526	Northeast Utilities	156,600
6,150	NV Energy, Inc.	91,573
5,760	Pepco Holdings, Inc.	107,424
2,802	Pinnacle West Capital Corp.	119,898
12,406	PPL Corp.	313,872
7,389	Progress Energy, Inc.	340,928
21,220	Southern Co.	808,694
3,152	Westar Energy, Inc.	83,276

		5,598,290

Electrical Equipment (0.1%):
843	General Cable Corp.*	36,502
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Electrical Equipment, continued
904	Hubbell, Inc., Class B	$64,211
157	Regal-Beloit Corp.	11,591
1,384	SunPower Corp., Class A*	23,722
1,099	Thomas & Betts Corp.*	65,358

		201,384

Electronic Equipment, Instruments & Components (0.7%):
2,655	Arrow Electronics, Inc.*	111,192
3,904	Avnet, Inc.*	133,087
1,103	AVX Corp.	16,446
35,146	Corning, Inc.	725,062
3,703	Ingram Micro, Inc., Class A*	77,874
63	Itron, Inc.*	3,556
1,347	Jabil Circuit, Inc.	27,519
3,348	Molex, Inc.	84,102
1,155	Tech Data Corp.*	58,743
3,773	Vishay Intertechnology, Inc.*	66,933
278	Vishay Precision Group, Inc.*	4,356

		1,308,870

Energy Equipment & Services (2.0%):
1,106	Atwood Oceanics, Inc.*	51,352
8,016	Baker Hughes, Inc.	588,615
2,694	Cameron International Corp.*	153,827
1,216	Diamond Offshore Drilling, Inc.	94,483
212	Dresser-Rand Group, Inc.*	11,367
1,396	Exterran Holdings, Inc.*	33,127
2,420	Helmerich & Payne, Inc.	166,230
4,408	Nabors Industries, Ltd.*	133,915
10,785	National-Oilwell Varco, Inc.	854,927
1,422	Oceaneering International, Inc.*	127,198
1,229	Oil States International, Inc.*	93,576
3,991	Patterson-UTI Energy, Inc.	117,296
2,755	Pride International, Inc.*	118,327
2,850	Rowan Cos., Inc.*	125,913
4,464	Schlumberger, Ltd.	416,313
519	Seacor Holdings, Inc.	47,987
1,936	Superior Energy Services, Inc.*	79,376
1,364	Tidewater, Inc.	81,635
1,055	Unit Corp.*	65,357
11,370	Weatherford International, Ltd.*	256,962

		3,617,783

Food & Staples Retailing (1.6%):
1,220	BJ’s Wholesale Club, Inc.*	59,560
31,137	CVS Caremark Corp.	1,068,622
15,647	Kroger Co. (The)	375,059
9,622	Safeway, Inc.	226,502
5,240	Supervalu, Inc.	46,793
19,749	Wal-Mart Stores, Inc.	1,027,935
2,168	Walgreen Co.	87,024

		2,891,495

Food Products (2.3%):
16,549	Archer-Daniels Midland Co.	595,929
3,709	Bunge, Ltd.	268,272
1,819	Campbell Soup Co.	60,227
10,305	ConAgra Foods, Inc.	244,744
1,971	Corn Products International, Inc.	102,137
4,557	Dean Foods Co.*	45,570
1,185	Flowers Foods, Inc.	32,268
6,914	General Mills, Inc.	252,707
4,800	H.J. Heinz Co.	234,336
1,671	Hershey Co.	90,819
3,596	Hormel Foods Corp.	100,113
3,064	J.M. Smucker Co. (The)	218,739
673	Kellogg Co.	36,328
41,283	Kraft Foods, Inc., Class A	1,294,635
1,744	McCormick & Co.	83,415
1,425	Ralcorp Holdings, Inc.*	97,513
4,708	Sara Lee Corp.	83,190
3,444	Smithfield Foods, Inc.*	82,863
7,687	Tyson Foods, Inc., Class A	147,513

		4,071,318

Gas Utilities (0.5%):
2,052	AGL Resources, Inc.	81,752
2,452	Atmos Energy Corp.	83,613
1,848	Energen Corp.	116,646
249	EQT Corp.	12,425
1,892	National Fuel Gas Co.	140,008
2,734	ONEOK, Inc.	182,850
4,504	QEP Resources, Inc.	182,592
4,507	Questar Corp.	78,647
2,856	UGI Corp.	93,962

		972,495

Health Care Equipment & Supplies (0.9%):
1,514	Alere, Inc.*	59,258
2,561	Baxter International, Inc.	137,705
1,803	Beckman Coulter, Inc.	149,775
39,013	Boston Scientific Corp.*	280,503
3,646	CareFusion Corp.*	102,817
968	Cooper Cos., Inc. (The)	67,228
241	Hill-Rom Holdings, Inc.	9,153
6,663	Hologic, Inc.*	147,919
1,424	Kinetic Concepts, Inc.*	77,494
6,546	Medtronic, Inc.	257,585
851	Teleflex, Inc.	49,341
5,022	Zimmer Holdings, Inc.*	303,982

		1,642,760

Health Care Providers & Services (2.3%):
10,295	Aetna, Inc.	385,342
1,822	Brookdale Senior Living, Inc.*	51,016
6,111	Cardinal Health, Inc.	251,345
7,119	CIGNA Corp.	315,229
735	Community Health Systems, Inc.*	29,393
3,819	Coventry Health Care, Inc.*	121,788
52	Emdeon, Inc., Class A*	838
2,465	Health Net, Inc.*	80,605
4,379	Humana, Inc.*	306,267
1,276	LifePoint Hospitals, Inc.*	51,270
3,699	McKesson HBOC, Inc.	292,406
79	MEDNAX, Inc.*	5,262
2,819	Omnicare, Inc.	84,542
463	Quest Diagnostics, Inc.	26,724
3,293	Tenet Healthcare Corp.*	24,533
29,255	UnitedHealth Group, Inc.	1,322,326
2,166	Universal Health Services, Inc., Class B	107,022
9,664	WellPoint, Inc.	674,451

		4,130,359

Hotels, Restaurants & Leisure (0.5%):
371	Brinker International, Inc.	9,386
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
7,042	Carnival Corp.	$270,131
669	Choice Hotels International, Inc.	25,991
1,108	Hyatt Hotels Corp., Class A*	47,688
483	International Speedway Corp., Class A	14,393
1,044	Madison Square Garden, Inc., Class A*	28,178
6,644	MGM Resorts International*	87,369
1,709	Penn National Gaming, Inc.*	63,336
2,112	Royal Caribbean Cruises, Ltd.*	87,141
5,113	Wendy’s/Arby’s Group, Inc., Class A	25,718
4,629	Wyndham Worldwide Corp.	147,249

		806,580

Household Durables (0.8%):
7,332	D.R. Horton, Inc.	85,418
3,444	Fortune Brands, Inc.	213,149
2,755	Garmin, Ltd.	93,284
899	Harman International Industries, Inc.	42,091
2,425	Jarden Corp.	86,257
2,010	KB Home	25,004
1,488	Leggett & Platt, Inc.	36,456
4,197	Lennar Corp.	76,050
967	M.D.C. Holdings, Inc.	24,514
1,302	Mohawk Industries, Inc.*	79,617
7,466	Newell Rubbermaid, Inc.	142,825
8,377	Pulte Group, Inc.*	61,990
4,127	Stanley Black & Decker, Inc.	316,128
3,816	Toll Brothers, Inc.*	75,442
1,124	Whirlpool Corp.	95,945

		1,454,170

Household Products (2.6%):
761	Aaron’s, Inc.*	19,299
202	Clorox Co. (The)	14,154
2,057	Colgate-Palmolive Co.	166,123
1,806	Energizer Holdings, Inc.*	128,515
2,214	Kimberly-Clark Corp.	144,508
69,679	Procter & Gamble Co. (The)	4,292,227

		4,764,826

Independent Power Producers & Energy Traders (0.4%):
17,228	AES Corp. (The)*	223,964
4,861	Calpine Corp.*	77,144
4,751	Constellation Energy Group, Inc.	147,898
19,369	GenOn Energy, Inc.*	73,796
6,566	NRG Energy, Inc.*	141,432
251	Ormat Technologies, Inc.	6,358

		670,592

Industrial Conglomerates (2.7%):
1,431	Carlisle Cos., Inc.	63,751
211,051	General Electric Co.	4,231,573
1,248	McDermott International, Inc.*	31,687
3,328	Textron, Inc.	91,154
10,507	Tyco International, Ltd.	470,398

		4,888,563

Insurance (6.7%):
7,390	ACE, Ltd.	478,133
640	AFLAC, Inc.	33,779
169	Alleghany Corp.*	56,041
944	Allied World Assurance Co. Holdings, Ltd.	59,179
13,842	Allstate Corp. (The)	439,899
2,158	American Financial Group, Inc.	75,573
3,133	American International Group, Inc.	110,094
171	American National Insurance Co.	13,538
6,934	Aon Corp.	367,225
1,135	Arch Capital Group, Ltd.*	112,581
1,935	Arthur J. Gallagher & Co.	58,843
1,748	Aspen Insurance Holdings, Ltd.	48,175
2,771	Assurant, Inc.	106,711
4,891	Assured Guaranty, Ltd.	72,876
2,134	Axis Capital Holdings, Ltd.	74,519
44,517	Berkshire Hathaway, Inc., Class B*	3,722,957
1,323	Brown & Brown, Inc.	34,133
7,846	Chubb Corp. (The)	481,038
3,770	Cincinnati Financial Corp.	123,656
620	CNA Financial Corp.	18,321
2,886	CoreLogic, Inc.	53,391
916	Endurance Specialty Holdings, Ltd.	44,719
197	Erie Indemnity Co., Class A	14,009
1,424	Everest Re Group, Ltd.	125,568
6,039	Fidelity National Financial, Inc., Class A	85,331
10,250	Genworth Financial, Inc.*	137,965
1,117	Hanover Insurance Group, Inc. (The)	50,544
10,466	Hartford Financial Services Group, Inc. (The)	281,849
3,003	HCC Insurance Holdings, Inc.	94,024
7,782	Lincoln National Corp.	233,771
8,098	Loews Corp.	348,943
253	Markel Corp.*	104,856
1,073	Marsh & McLennan Cos., Inc.	31,986
3,798	MBIA, Inc.*	38,132
660	Mercury General Corp.	25,826
11,509	MetLife, Inc.	514,798
6,481	Old Republic International Corp.	82,244
561	OneBeacon Insurance Group, Ltd., Class A	7,590
1,937	PartnerRe, Ltd.	153,488
8,226	Principal Financial Group, Inc.	264,137
17,251	Progressive Corp. (The)	364,514
2,140	Protective Life Corp.	56,817
11,945	Prudential Financial, Inc.	735,573
1,890	Reinsurance Group of America, Inc.	118,654
1,435	RenaissanceRe Holdings, Ltd.	99,001
1,197	StanCorp Financial Group, Inc.	55,206
2,042	Torchmark Corp.	135,752
1,696	Transatlantic Holdings, Inc.	82,544
9,887	Travelers Cos., Inc. (The)	588,079
1,260	Unitrin, Inc.	38,909
8,239	UnumProvident Corp.	216,274
1,430	Validus Holdings, Ltd.	47,662
3,140	W.R. Berkley Corp.	101,139
31	Wesco Financial Corp.	12,065
189	White Mountains Insurance Group, Ltd.	68,834
8,320	XL Group plc	204,672

		12,106,137

Internet & Catalog Retail (0.2%):
3,209	Expedia, Inc.	72,716
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Internet & Catalog Retail, continued
15,368	Liberty Media Corp. — Interactive, Class A*	$246,503

		319,219

Internet Software & Services (0.5%):
2,637	AOL, Inc.*	51,501
18,351	eBay, Inc.*	569,615
1,078	IAC/InterActiveCorp*	33,299
19,385	Yahoo!, Inc.*	322,760

		977,175

IT Services (0.4%):
3,617	Amdocs, Ltd.*	104,350
323	Broadridge Financial Solutions, Inc.	7,329
3,968	Computer Sciences Corp.	193,361
2,481	Convergys Corp.*	35,627
6,790	Fidelity National Information Services, Inc.	221,965
1,337	Fiserv, Inc.*	83,857
4,299	Total System Services, Inc.	77,468

		723,957

Leisure Equipment & Products (0.1%):
3,989	Mattel, Inc.	99,446

Life Sciences Tools & Services (0.5%):
494	Bio-Rad Laboratories, Inc., Class A*	59,349
1,090	Charles River Laboratories International, Inc.*	41,834
1,342	Life Technologies Corp.*	70,348
1,579	PerkinElmer, Inc.	41,480
10,562	Thermo Fisher Scientific, Inc.*	586,719

		799,730

Machinery (1.2%):
2,394	AGCO Corp.*	131,598
555	Babcock & Wilcox Co. (The)*	18,526
510	CNH Global NV, NYS*	24,760
1,244	Crane Co.	60,247
1,006	Danaher Corp.	52,211
605	Deere & Co.	58,618
1,778	Dover Corp.	116,886
6,374	Eaton Corp.	353,375
196	Flowserve Corp.	25,245
88	Gardner Denver, Inc.	6,867
1,879	Harsco Corp.	66,310
350	IDEX Corp.	15,277
8,283	Ingersoll-Rand plc	400,152
510	Kennametal, Inc.	19,890
2,971	Parker Hannifin Corp.	281,294
1,276	Pentair, Inc.	48,220
1,448	Snap-On, Inc.	86,967
1,058	SPX Corp.	83,995
2,841	Terex Corp.*	105,231
581	Timken Co.	30,386
2,109	Trinity Industries, Inc.	77,337
1,018	Wabtec Corp.	69,051

		2,132,443

Marine (0.1%):
1,014	Alexander & Baldwin, Inc.	46,289
1,244	Huntington Ingalls Industries, Inc.*	51,605
1,264	Kirby Corp.*	72,415

		170,309

Media (5.1%):
6,056	Cablevision Systems Corp., Class A	209,598
15,414	CBS Corp., Class B	385,967
954	Central European Media Enterprises, Ltd., Class A*	20,129
947	Clear Channel Outdoor Holdings, Inc., Class A*	13,779
72,406	Comcast Corp., Class A	1,789,876
2,021	Discovery Communications, Inc., Class A*	80,638
5,177	DISH Network Corp., Class A*	126,112
6,211	Gannett Co., Inc.	94,593
102	John Wiley & Sons, Inc.	5,186
1,117	Lamar Advertising Co.*	41,262
6,087	Liberty Global, Inc., Class A*	252,063
1,785	Liberty Media Corp., Series A*	131,501
1,330	Liberty Media-Starz, Series A*	103,208
2,450	McGraw-Hill Cos., Inc. (The)	96,530
511	Meredith Corp.	17,333
3,367	New York Times Co. (The), Class A*	31,885
46,521	News Corp.	816,909
1,410	Nielsen Holdings NV*	38,479
1,462	Omnicom Group, Inc.	71,726
1,436	Regal Entertainment Group, Class A	19,386
6,505	Thomson Reuters Corp.	255,256
9,123	Time Warner Cable, Inc.	650,835
23,289	Time Warner, Inc.	831,417
12,551	Viacom, Inc., Class B	583,872
8,540	Virgin Media, Inc.	237,327
50,411	Walt Disney Co. (The)	2,172,210
141	Washington Post Co. (The), Class B	61,696

		9,138,773

Metals & Mining (0.7%):
2,293	AK Steel Holding Corp.	36,183
22,463	Alcoa, Inc.	396,472
3,059	Commercial Metals Co.	52,829
4,629	Nucor Corp.	213,027
1,715	Reliance Steel & Aluminum Co.	99,093
1,118	Royal Gold, Inc.	58,583
485	Schnitzer Steel Industries, Inc.	31,530
5,582	Steel Dynamics, Inc.	104,774
2,995	United States Steel Corp.	161,550
293	Walter Energy, Inc.	39,681

		1,193,722

Multi-Utilities (2.5%):
2,869	Alliant Energy Corp.	111,690
6,129	Ameren Corp.	172,041
10,821	Centerpoint Energy, Inc.	190,017
6,320	CMS Energy Corp.	124,125
7,255	Consolidated Edison, Inc.	367,974
15,340	Dominion Resources, Inc.	685,698
4,332	DTE Energy Co.	212,095
2,006	Integrys Energy Group, Inc.	101,323
4,837	MDU Resources Group, Inc.	111,106
7,126	NiSource, Inc.	136,677
2,753	NSTAR	127,381
2,507	OGE Energy Corp.	126,754
10,089	PG&E Corp.	445,732
13,019	Public Service Enterprise Group, Inc.	410,229
2,921	SCANA Corp.	115,000
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Multi-Utilities, continued
6,369	Sempra Energy	$340,741
5,602	TECO Energy, Inc.	105,093
2,011	Vectren Corp.	54,699
6,014	Wisconsin Energy Corp.	183,427
12,419	Xcel Energy, Inc.	296,690

		4,418,492

Multiline Retail (0.3%):
4,102	J.C. Penney Co., Inc.	147,303
1,992	Kohl’s Corp.	105,655
9,784	Macy’s, Inc.	237,360
1,117	Sears Holdings Corp.*	92,320

		582,638

Office Electronics (0.2%):
35,485	Xerox Corp.	377,915
585	Zebra Technologies Corp., Class A*	22,956

		400,871

Oil, Gas & Consumable Fuels (11.3%):
2,700	Alpha Natural Resources, Inc.*	160,299
12,734	Anadarko Petroleum Corp.	1,043,169
9,828	Apache Corp.	1,286,682
1,179	Arch Coal, Inc.	42,491
500	Atlas Energy, Inc.*#^	—
2,672	Cabot Oil & Gas Corp.	141,536
16,751	Chesapeake Energy Corp.	561,494
48,962	Chevron Corp.	5,259,988
1,768	Cobalt International Energy, Inc.*	29,720
1,172	Comstock Resources, Inc.*	36,262
23,636	ConocoPhillips	1,887,571
3,141	Consol Energy, Inc.	168,452
84	Continental Resources, Inc.*	6,004
10,271	Denbury Resources, Inc.*	250,612
11,502	Devon Energy Corp.	1,055,539
14,774	El Paso Corp.	265,932
10,625	Exxon Mobil Corp.	893,881
991	Forest Oil Corp.*	37,490
2,780	Frontier Oil Corp.	81,510
259	Frontline, Ltd.	6,415
7,681	Hess Corp.	654,498
357	Holly Corp.	21,691
13,384	Marathon Oil Corp.	713,501
2,648	Massey Energy Co.	181,017
4,346	Murphy Oil Corp.	319,083
3,433	Newfield Exploration Co.*	260,942
4,494	Noble Energy, Inc.	434,345
16,661	Occidental Petroleum Corp.	1,740,908
6,917	Peabody Energy Corp.	497,747
2,162	Petrohawk Energy Corp.*	53,056
2,983	Pioneer Natural Resources Co.	304,027
3,607	Plains Exploration & Production Co.*	130,682
2,731	Quicksilver Resources, Inc.*	39,081
3,813	SandRidge Energy, Inc.*	48,806
511	SM Energy Co.	37,911
3,255	Southern Union Co.	93,158
16,674	Spectra Energy Corp.	453,199
3,107	Sunoco, Inc.	141,648
1,046	Teekay Shipping Corp.	38,629
3,569	Tesoro Corp.*	95,756
14,551	Valero Energy Corp.	433,911
2,798	Whiting Petroleum Corp.*	205,513
8,839	Williams Cos., Inc. (The)	275,600

		20,389,756

Paper & Forest Products (0.4%):
1,109	Domtar Corp.	101,784
2,555	International Paper Co.	77,110
4,396	MeadWestvaco Corp.	133,331
13,776	Weyerhaeuser Co.	338,889

		651,114

Personal Products (0.2%):
1,660	Alberto-Culver Co.	61,868
4,541	Mead Johnson Nutrition Co., Class A	263,060

		324,928

Pharmaceuticals (7.2%):
3,891	Abbott Laboratories	190,854
44,260	Bristol-Myers Squibb Co.	1,169,792
20,154	Eli Lilly & Co.	708,816
3,046	Endo Pharmaceuticals Holdings, Inc.*	116,235
7,346	Forest Laboratories, Inc.*	237,276
60,342	Johnson & Johnson Co.	3,575,263
80,260	Merck & Co., Inc.	2,649,383
1,704	Mylan, Inc.*	38,630
207,617	Pfizer, Inc.	4,216,701
862	Symetra Financial Corp.	11,723
2,729	Watson Pharmaceuticals, Inc.*	152,851

		13,067,524

Professional Services (0.2%):
3,289	Equifax, Inc.	127,777
224	FTI Consulting, Inc.*	8,586
2,105	Manpower, Inc.	132,362
1,593	Monster Worldwide, Inc.*	25,329
919	Towers Watson & Co., Class A	50,968

		345,022

Real Estate Investment Trusts (REITs) (3.3%):
1,422	Alexandria Real Estate Equities, Inc.	110,873
3,922	AMB Property Corp.	141,074
20,402	Annaly Capital Management, Inc.	356,015
1,455	Apartment Investment & Management Co., Class A	37,059
2,135	Avalonbay Communities, Inc.	256,371
3,577	Boston Properties, Inc.	339,278
3,351	Brandywine Realty Trust	40,681
1,594	BRE Properties, Inc.	75,205
1,794	Camden Property Trust	101,935
26,232	Chimera Investment Corp.	104,141
1,827	CommonWealth REIT	47,447
1,657	Corporate Office Properties Trust	59,884
5,249	Developers Diversified Realty Corp.	73,486
112	Digital Realty Trust, Inc.	6,512
3,052	Douglas Emmett, Inc.	57,225
6,284	Duke Realty Corp.	88,039
6,814	Equity Residential Property Trust	384,378
505	Essex Property Trust, Inc.	62,620
619	Federal Realty Investment Trust	50,486
1,874	General Growth Properties, Inc.	29,010
10,331	HCP, Inc.	391,958
4,541	Health Care REIT, Inc.	238,130
3,271	Hospitality Properties Trust	75,724
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
16,935	Host Hotels & Resorts, Inc.	$298,225
10,434	Kimco Realty Corp.	191,360
2,957	Liberty Property Trust	97,285
3,337	Macerich Co. (The)	165,282
2,302	Mack-Cali Realty Corp.	78,038
3,251	Nationwide Health Properties, Inc.	138,265
1,330	Piedmont Office Realty Trust, Inc., Class A	25,815
2,409	Plum Creek Timber Co., Inc.	105,056
13,730	ProLogis Trust	219,405
323	Public Storage, Inc.	35,824
1,477	Rayonier, Inc.	92,032
3,261	Realty Income Corp.	113,972
2,127	Regency Centers Corp.	92,482
3,739	Senior Housing Properties Trust	86,147
2,320	Simon Property Group, Inc.	248,611
2,007	SL Green Realty Corp.	150,926
1,451	Taubman Centers, Inc.	77,745
4,413	UDR, Inc.	107,545
2,937	Ventas, Inc.	159,479
3,783	Vornado Realty Trust	331,012
3,016	Weingarten Realty Investors	75,581

		6,017,618

Real Estate Management & Development (0.0%):
3,221	Forest City Enterprises, Inc., Class A*	60,652
105	Howard Hughes Corp. (The)*	7,417
260	St. Joe Co. (The)*	6,518

		74,587

Road & Rail (1.5%):
1,222	Con-way, Inc.	48,013
9,642	CSX Corp.	757,861
697	Hertz Global Holdings, Inc.*	10,894
1,114	Kansas City Southern Industries, Inc.*	60,657
9,523	Norfolk Southern Corp.	659,658
619	Ryder System, Inc.	31,322
11,398	Union Pacific Corp.	1,120,765

		2,689,170

Semiconductors & Semiconductor Equipment (1.3%):
9,737	Advanced Micro Devices, Inc.*	83,738
1,154	Atmel Corp.*	15,729
3,102	Fairchild Semiconductor International, Inc.*	56,456
45,251	Intel Corp.	912,713
1,745	International Rectifier Corp.*	57,690
2,067	Intersil Corp., Class A	25,734
4,132	KLA-Tencor Corp.	195,733
16,004	LSI Logic Corp.*	108,827
3,397	MEMC Electronic Materials, Inc.*	44,025
22,014	Micron Technology, Inc.*	252,280
558	National Semiconductor Corp.	8,002
274	Novellus Systems, Inc.*	10,174
5,856	PMC-Sierra, Inc.*	43,920
17,205	Texas Instruments, Inc.	594,605

		2,409,626

Software (1.3%):
9,895	Activision Blizzard, Inc.	108,548
1,766	CA, Inc.	42,702
2,496	Compuware Corp.*	28,829
512	Electronic Arts, Inc.*	9,999
65,254	Microsoft Corp.	1,654,842
8,696	Novell, Inc.*	51,567
18,623	Symantec Corp.*	345,270
3,658	Synopsys, Inc.*	101,144

		2,342,901

Specialty Retail (0.5%):
532	Abercrombie & Fitch Co., Class A	31,229
3,689	American Eagle Outfitters, Inc.	58,618
1,085	AutoNation, Inc.*	38,377
4,131	Foot Locker, Inc.	81,463
4,004	GameStop Corp., Class A*	90,170
1,161	Gap, Inc. (The)	26,308
8,835	Lowe’s Cos., Inc.	233,509
6,378	Office Depot, Inc.*	29,530
2,745	RadioShack Corp.	41,203
889	Sherwin Williams Co.	74,667
2,250	Signet Jewelers, Ltd.*	103,545

		808,619

Textiles, Apparel & Luxury Goods (0.1%):
2,266	V.F. Corp.	223,269

Thrifts & Mortgage Finance (0.3%):
998	Capitol Federal Financial, Inc.	11,248
5,530	First Niagara Financial Group, Inc.	75,097
11,220	Hudson City Bancorp, Inc.	108,610
11,201	New York Community Bancorp, Inc.	193,329
9,074	People’s United Financial, Inc.	114,151
2,013	TFS Financial Corp.	21,378
2,839	Washington Federal, Inc.	49,228

		573,041

Tobacco (1.0%):
22,349	Altria Group, Inc.	581,745
3,934	Lorillard, Inc.	373,769
7,529	Philip Morris International, Inc.	494,128
8,639	Reynolds American, Inc.	306,944

		1,756,586

Trading Companies & Distributors (0.0%):
850	GATX Corp.	32,861
712	WESCO International, Inc.*	44,500

		77,361

Water Utilities (0.1%):
4,541	American Water Works Co., Inc.	127,375
3,606	Aqua America, Inc.	82,541

		209,916

Wireless Telecommunication Services (0.3%):
944	Clearwire Corp., Class A*	5,277
1,417	Leap Wireless International, Inc.*	21,949
3,238	MetroPCS Communications, Inc.*	52,585
866	NII Holdings, Inc.*	36,086
75,783	Sprint Nextel Corp.*	351,633
2,097	Telephone and Data Systems, Inc.	70,669
399	United States Cellular Corp.*	20,545

		558,744

Total Common Stocks (Cost $156,207,495)		175,692,700

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Exchange Traded Fund (0.6%):
Diversified Financial Services (0.6%):
8,457	SPDR S&P 500 ETF Trust, Series 1	$1,120,637

Total Exchange Traded Fund (Cost $938,760)		1,120,637

Investment Company (4.9%):
8,888,174	Dreyfus Treasury Prime Cash Management, 0.00%(a)	8,888,174

Total Investment Company (Cost $8,888,174)		8,888,174

Total Investment Securities (Cost $166,034,429)(b)—102.9%		185,701,511
Net other assets (liabilities) — (2.9)%		(5,276,869)

Net Assets — 100.0%		$180,424,642

Percentages indicated are based on net assets as of March 31, 2011.

NYS	New York Shares

*	Non-income producing security

#	Escrowed security

^	Security was valued in good faith pursuant to procedures approved by the Board of Trustees. The total of such securities represents 0.00% of net assets of the fund.

(a)	The rate represents the effective yield at March 31, 2011.

(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
Futures Contracts
Cash of $740,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2011:

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)
S&P 500 Index E-Mini Futures	Long	6/17/11	50	$3,223,118	$79,382
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.1%):
Aerospace & Defense (2.7%):
40,594	Boeing Co. (The)	$3,001,114
20,550	General Dynamics Corp.	1,573,308
6,928	Goodrich Corp.	592,552
43,231	Honeywell International, Inc.	2,581,323
10,132	ITT Industries, Inc.	608,427
6,244	L-3 Communications Holdings, Inc.	488,968
15,815	Lockheed Martin Corp.	1,271,526
16,064	Northrop Grumman Corp.	1,007,373
7,910	Precision Castparts Corp.	1,164,194
19,891	Raytheon Co.	1,011,855
8,634	Rockwell Collins, Inc.	559,742
50,745	United Technologies Corp.	4,295,564

		18,155,946

Air Freight & Logistics (1.0%):
9,159	C.H. Robinson Worldwide, Inc.	678,957
11,704	Expeditors International of Washington, Inc.	586,839
17,370	FedEx Corp.	1,624,963
54,420	United Parcel Service, Inc., Class B	4,044,494

		6,935,253

Airlines (0.1%):
41,234	Southwest Airlines Co.	520,785

Auto Components (0.3%):
13,120	Goodyear Tire & Rubber Co.*	196,538
37,347	Johnson Controls, Inc.	1,552,515
7,786	O’Reilly Automotive, Inc.*	447,383

		2,196,436

Automobiles (0.5%):
208,546	Ford Motor Co.*	3,109,421
12,991	Harley-Davidson, Inc.	551,987

		3,661,408

Beverages (2.4%):
5,757	Brown-Forman Corp., Class B	393,203
126,481	Coca-Cola Co. (The)	8,392,014
18,201	Coca-Cola Enterprises, Inc.	496,887
9,629	Constellation Brands, Inc.*	195,276
12,266	Dr Pepper Snapple Group, Inc.	455,805
8,776	Molson Coors Brewing Co., Class B	411,507
87,463	PepsiCo, Inc.	5,633,492

		15,978,184

Biotechnology (1.3%):
51,408	Amgen, Inc.*	2,747,758
13,285	Biogen Idec, Inc.*	974,986
25,634	Celgene Corp.*	1,474,724
4,246	Cephalon, Inc.*	321,762
14,403	Genzyme Corp.*	1,096,789
43,851	Gilead Sciences, Inc.*	1,861,036

		8,477,055

Building Products (0.0%):
20,098	Masco Corp.	279,764

Capital Markets (2.4%):
13,594	Ameriprise Financial, Inc.	830,322
68,467	Bank of New York Mellon Corp.	2,045,109
55,073	Charles Schwab Corp. (The)	992,966
12,216	E*TRADE Financial Corp.*	190,936
4,947	Federated Investors, Inc.	132,332
7,996	Franklin Resources, Inc.	1,000,140
28,696	Goldman Sachs Group, Inc.	4,547,455
25,391	Invesco, Ltd.	648,994
9,924	Janus Capital Group, Inc.	123,752
8,264	Legg Mason, Inc.	298,248
85,215	Morgan Stanley	2,328,074
13,352	Northern Trust Corp.	677,614
27,691	State Street Corp.	1,244,434
14,282	T. Rowe Price Group, Inc.	948,610

		16,008,986

Chemicals (2.0%):
11,852	Air Products & Chemicals, Inc.	1,068,813
4,204	Airgas, Inc.	279,230
3,933	CF Industries Holdings, Inc.	537,995
64,391	Dow Chemical Co. (The)	2,430,760
50,812	E.I. du Pont de Nemours & Co.	2,793,136
3,896	Eastman Chemical Co.	386,951
12,832	Ecolab, Inc.	654,689
3,918	FMC Corp.	332,756
4,491	International Flavor & Fragrances, Inc.	279,789
29,591	Monsanto Co.	2,138,246
8,806	PPG Industries, Inc.	838,419
16,724	Praxair, Inc.	1,699,158
6,727	Sigma Aldrich Corp.	428,106

		13,868,048

Commercial Banks (2.8%):
38,301	BB&T Corp.	1,051,363
9,802	Comerica, Inc.	359,929
50,613	Fifth Third Bancorp	702,508
14,991	First Horizon National Corp.	168,049
48,131	Huntington Bancshares, Inc.	319,590
48,686	KeyCorp	432,332
6,632	M&T Bank Corp.	586,733
29,820	Marshall & Ilsley Corp.	238,262
28,969	PNC Financial Services Group, Inc.	1,824,757
69,374	Regions Financial Corp.	503,655
27,600	SunTrust Banks, Inc.	795,984
105,960	U.S. Bancorp	2,800,523
290,417	Wells Fargo & Co.	9,206,219
10,102	Zions Bancorp	232,952

		19,222,856

Commercial Services & Supplies (0.5%):
5,831	Avery Dennison Corp.	244,669
6,827	Cintas Corp.	206,653
11,160	Iron Mountain, Inc.	348,527
11,403	Pitney Bowes, Inc.	292,943
11,142	R.R. Donnelley & Sons Co.	210,806
16,949	Republic Services, Inc.	509,148
4,737	Stericycle, Inc.*	420,030
26,220	Waste Management, Inc.	979,055

		3,211,831

Communications Equipment (2.0%):
304,753	Cisco Systems, Inc.+	5,226,514
4,464	F5 Networks, Inc.*	457,872
7,150	Harris Corp.	354,640
12,523	JDS Uniphase Corp.*	260,979
29,496	Juniper Networks, Inc.*	1,241,192
16,262	Motorola Mobility Holdings, Inc.*	396,793
18,569	Motorola Solutions, Inc.*	829,848
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Communications Equipment, continued
90,619	QUALCOMM, Inc.	$4,968,640
20,012	Tellabs, Inc.	104,863

		13,841,341

Computers & Peripherals (4.3%):
50,788	Apple, Inc.*	17,697,079
92,596	Dell, Inc.*	1,343,568
114,044	EMC Corp.*	3,027,868
119,874	Hewlett-Packard Co.	4,911,238
4,243	Lexmark International, Inc.*	157,161
20,286	NetApp, Inc.*	977,379
13,055	SanDisk Corp.*	601,705
12,779	Western Digital Corp.*	476,529

		29,192,527

Construction & Engineering (0.2%):
9,802	Fluor Corp.	722,015
7,020	Jacobs Engineering Group, Inc.*	361,039
12,105	Quanta Services, Inc.*	271,515

		1,354,569

Construction Materials (0.0%):
7,171	Vulcan Materials Co.	326,998

Consumer Finance (0.8%):
57,674	American Express Co.	2,606,865
25,218	Capital One Financial Corp.	1,310,327
30,071	Discover Financial Services	725,312
29,066	SLM Corp.*	444,710

		5,087,214

Containers & Packaging (0.2%):
9,327	Ball Corp.	334,373
5,844	Bemis Co., Inc.	191,742
9,181	Owens-Illinois, Inc.*	277,174
8,624	Sealed Air Corp.	229,916

		1,033,205

Distributors (0.1%):
8,705	Genuine Parts Co.	466,936

Diversified Consumer Services (0.1%):
6,786	Apollo Group, Inc., Class A*	283,044
3,367	DeVry, Inc.	185,421
16,663	H&R Block, Inc.	278,938

		747,403

Diversified Financial Services (4.1%):
557,938	Bank of America Corp.	7,437,314
1,601,805	Citigroup, Inc.*	7,079,978
3,696	CME Group, Inc.	1,114,529
4,048	Intercontinental Exchange, Inc.*	500,090
219,602	JPMorgan Chase & Co.	10,123,652
10,939	Leucadia National Corp.	410,650
11,005	Moody’s Corp.	373,180
8,443	NASDAQ OMX Group, Inc. (The)*	218,167
14,408	NYSE Euronext	506,729

		27,764,289

Diversified Telecommunication Services (2.7%):
325,884	AT&T, Inc.	9,972,051
16,855	CenturyTel, Inc.	700,325
54,925	Frontier Communications Corp.	451,484
112	Nortel Networks Corp.*	3
96,111	Qwest Communications International, Inc.	656,438
155,908	Verizon Communications, Inc.	6,008,694
27,823	Windstream Corp.	358,082

		18,147,077

Electric Utilities (1.7%):
26,513	American Electric Power Co., Inc.	931,667
73,287	Duke Energy Corp.	1,330,159
17,969	Edison International	657,486
9,925	Entergy Corp.	667,059
36,493	Exelon Corp.	1,504,971
23,062	FirstEnergy Corp.	855,370
23,211	NextEra Energy, Inc.	1,279,390
9,822	Northeast Utilities	339,841
12,681	Pepco Holdings, Inc.	236,501
6,113	Pinnacle West Capital Corp.	261,575
26,714	PPL Corp.	675,864
16,189	Progress Energy, Inc.	746,960
46,624	Southern Co.	1,776,841

		11,263,684

Electrical Equipment (0.5%):
41,577	Emerson Electric Co.	2,429,344
7,851	Rockwell Automation, Inc.	743,097
5,260	Roper Industries, Inc.	454,780

		3,627,221

Electronic Equipment, Instruments & Components (0.4%):
9,704	Amphenol Corp., Class A	527,801
86,325	Corning, Inc.	1,780,885
8,881	FLIR Systems, Inc.	307,371
10,588	Jabil Circuit, Inc.	216,313
7,462	Molex, Inc.	187,445

		3,019,815

Energy Equipment & Services (2.5%):
26,529	Baker Hughes, Inc.	1,948,025
13,498	Cameron International Corp.*	770,736
3,890	Diamond Offshore Drilling, Inc.	302,253
6,627	FMC Technologies, Inc.*	626,119
50,357	Halliburton Co.	2,509,793
5,883	Helmerich & Payne, Inc.	404,103
15,785	Nabors Industries, Ltd.*	479,548
23,216	National-Oilwell Varco, Inc.	1,840,332
13,820	Noble Corp.	630,468
7,058	Rowan Cos., Inc.*	311,823
75,030	Schlumberger, Ltd.	6,997,298

		16,820,498

Food & Staples Retailing (2.2%):
24,068	Costco Wholesale Corp.	1,764,666
75,431	CVS Caremark Corp.	2,588,792
35,069	Kroger Co. (The)	840,604
20,136	Safeway, Inc.	474,001
11,459	Supervalu, Inc.	102,329
32,133	SYSCO Corp.	890,084
108,003	Wal-Mart Stores, Inc.	5,621,556
50,856	Walgreen Co.	2,041,360
8,138	Whole Foods Market, Inc.	536,294

		14,859,686

Food Products (1.6%):
35,140	Archer-Daniels Midland Co.	1,265,391
10,062	Campbell Soup Co.	333,153
24,195	ConAgra Foods, Inc.	574,631
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Food Products, continued
9,839	Dean Foods Co.*	$98,390
35,058	General Mills, Inc.	1,281,370
17,747	H.J. Heinz Co.	866,408
8,543	Hershey Co.	464,312
7,482	Hormel Foods Corp.	208,299
6,600	J.M. Smucker Co. (The)	471,174
13,911	Kellogg Co.	750,916
96,421	Kraft Foods, Inc., Class A	3,023,763
7,389	McCormick & Co.	353,416
34,313	Sara Lee Corp.	606,311
16,637	Tyson Foods, Inc., Class A	319,264

		10,616,798

Gas Utilities (0.2%):
8,274	EQT Corp.	412,873
2,585	NICOR, Inc.	138,814
5,910	ONEOK, Inc.	395,261
9,744	QEP Resources, Inc.	395,022

		1,341,970

Health Care Equipment & Supplies (1.8%):
4,688	Bard (C.R.), Inc.	465,565
31,948	Baxter International, Inc.	1,717,844
12,189	Becton Dickinson & Co.	970,488
84,018	Boston Scientific Corp.*	604,090
12,412	CareFusion Corp.*	350,018
27,230	Covidien plc*	1,414,326
7,961	DENTSPLY International, Inc.	294,477
6,327	Edwards Lifesciences Corp.*	550,449
2,155	Intuitive Surgical, Inc.*	718,606
58,959	Medtronic, Inc.	2,320,037
17,945	St. Jude Medical, Inc.	919,861
18,613	Stryker Corp.	1,131,671
6,623	Varian Medical Systems, Inc.*	447,980
10,591	Zimmer Holdings, Inc.*	641,073

		12,546,485

Health Care Providers & Services (2.0%):
21,196	Aetna, Inc.	793,366
15,200	AmerisourceBergen Corp.	601,312
19,288	Cardinal Health, Inc.	793,316
14,959	CIGNA Corp.	662,385
8,355	Coventry Health Care, Inc.*	266,441
5,250	DaVita, Inc.*	448,928
29,128	Express Scripts, Inc.*	1,619,808
9,296	Humana, Inc.*	650,162
5,494	Laboratory Corp. of America Holdings*	506,162
14,021	McKesson HBOC, Inc.	1,108,360
22,296	Medco Health Solutions, Inc.*	1,252,143
5,223	Patterson Companies, Inc.	168,128
8,594	Quest Diagnostics, Inc.	496,046
25,152	Tenet Healthcare Corp.*	187,382
60,298	UnitedHealth Group, Inc.	2,725,470
20,700	WellPoint, Inc.	1,444,653

		13,724,062

Health Care Technology (0.1%):
3,956	Cerner Corp.*	439,907

Hotels, Restaurants & Leisure (1.6%):
23,798	Carnival Corp.	912,891
7,694	Darden Restaurants, Inc.	378,006
16,748	International Game Technology	271,820
16,032	Marriott International, Inc., Class A	570,419
57,517	McDonald’s Corp.	4,376,469
41,132	Starbucks Corp.	1,519,827
10,599	Starwood Hotels & Resorts Worldwide, Inc.	616,014
9,450	Wyndham Worldwide Corp.	300,605
4,194	Wynn Resorts, Ltd.	533,686
25,775	Yum! Brands, Inc.	1,324,319

		10,804,056

Household Durables (0.4%):
15,156	D.R. Horton, Inc.	176,567
8,463	Fortune Brands, Inc.	523,775
3,758	Harman International Industries, Inc.	175,950
7,909	Leggett & Platt, Inc.	193,770
9,110	Lennar Corp.	165,073
16,212	Newell Rubbermaid, Inc.	310,136
18,167	Pulte Group, Inc.*	134,436
9,222	Stanley Black & Decker, Inc.	706,405
4,232	Whirlpool Corp.	361,244

		2,747,356

Household Products (2.0%):
7,532	Clorox Co. (The)	527,767
27,229	Colgate-Palmolive Co.	2,199,014
22,297	Kimberly-Clark Corp.	1,455,325
154,401	Procter & Gamble Co. (The)	9,511,102

		13,693,208

Independent Power Producers & Energy Traders (0.2%):
36,541	AES Corp. (The)*	475,033
11,124	Constellation Energy Group, Inc.	346,290
35	Dynegy, Inc.*	199
13,839	NRG Energy, Inc.*	298,092

		1,119,614

Industrial Conglomerates (2.5%):
39,243	3M Co.	3,669,221
585,369	General Electric Co.	11,736,648
15,244	Textron, Inc.	417,533
26,116	Tyco International, Ltd.	1,169,213

		16,992,615

Insurance (3.8%):
18,502	ACE, Ltd.	1,197,079
25,927	AFLAC, Inc.	1,368,427
29,069	Allstate Corp. (The)	923,813
8,037	American International Group, Inc.	282,420
18,368	Aon Corp.	972,769
5,509	Assurant, Inc.	212,152
95,424	Berkshire Hathaway, Inc., Class B*	7,980,309
16,274	Chubb Corp. (The)	997,759
9,099	Cincinnati Financial Corp.	298,447
27,248	Genworth Financial, Inc.*	366,758
24,528	Hartford Financial Services Group, Inc. (The)	660,539
17,453	Lincoln National Corp.	524,288
17,340	Loews Corp.	747,181
30,003	Marsh & McLennan Cos., Inc.	894,389
58,174	MetLife, Inc.	2,602,123
17,694	Principal Financial Group, Inc.	568,154
36,399	Progressive Corp. (The)	769,111
26,797	Prudential Financial, Inc.	1,650,159
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Insurance, continued
4,324	Torchmark Corp.	$287,460
23,768	Travelers Cos., Inc. (The)	1,413,721
17,130	UnumProvident Corp.	449,663
17,145	XL Group plc	421,767

		25,588,488

Internet & Catalog Retail (0.8%):
19,643	Amazon.com, Inc.*	3,538,294
10,924	Expedia, Inc.	247,538
2,422	Netflix, Inc.*	574,813
2,711	Priceline.com, Inc.*	1,372,959

		5,733,604

Internet Software & Services (1.8%):
10,325	Akamai Technologies, Inc.*	392,350
62,995	eBay, Inc.*	1,955,365
13,826	Google, Inc., Class A*	8,104,939
9,575	VeriSign, Inc.	346,711
72,201	Yahoo!, Inc.*	1,202,147

		12,001,512

IT Services (3.0%):
27,372	Automatic Data Processing, Inc.	1,404,457
16,774	Cognizant Technology Solutions Corp., Class A*	1,365,404
8,560	Computer Sciences Corp.	417,129
14,686	Fidelity National Information Services, Inc.	480,085
8,033	Fiserv, Inc.*	503,830
67,230	International Business Machines Corp.	10,963,196
5,329	MasterCard, Inc., Class A	1,341,416
17,754	Paychex, Inc.	556,766
16,464	SAIC, Inc.*	278,571
9,279	Teradata Corp.*	470,445
8,839	Total System Services, Inc.	159,279
26,720	Visa, Inc., Class A	1,967,126
35,425	Western Union Co.	735,777

		20,643,481

Leisure Equipment & Products (0.1%):
7,575	Hasbro, Inc.	354,813
19,221	Mattel, Inc.	479,180

		833,993

Life Sciences Tools & Services (0.5%):
19,032	Agilent Technologies, Inc.*	852,253
9,923	Life Technologies Corp.*	520,164
6,376	PerkinElmer, Inc.	167,497
21,469	Thermo Fisher Scientific, Inc.*	1,192,603
5,056	Waters Corp.*	439,366

		3,171,883

Machinery (2.4%):
35,219	Caterpillar, Inc.	3,921,636
10,910	Cummins, Inc.	1,195,954
29,803	Danaher Corp.	1,546,776
23,214	Deere & Co.	2,249,205
10,289	Dover Corp.	676,399
18,771	Eaton Corp.	1,040,664
3,099	Flowserve Corp.	399,151
27,482	Illinois Tool Works, Inc.	1,476,333
18,175	Ingersoll-Rand plc	878,034
5,780	Joy Global, Inc.	571,122
20,146	PACCAR, Inc.	1,054,643
6,401	Pall Corp.	368,762
8,928	Parker Hannifin Corp.	845,303
3,141	Snap-On, Inc.	188,648

		16,412,630

Marine (0.0%):
_	Huntington Ingalls Industries, Inc.*(a)	14

Media (3.2%):
12,821	Cablevision Systems Corp., Class A	443,735
37,208	CBS Corp., Class B	931,688
153,069	Comcast Corp., Class A	3,783,866
43,743	DIRECTV Group, Inc. (The), Class A*	2,047,172
15,615	Discovery Communications, Inc., Class A*	623,038
12,905	Gannett Co., Inc.	196,543
27,229	Interpublic Group of Cos., Inc. (The)	342,269
16,914	McGraw-Hill Cos., Inc. (The)	666,412
125,910	News Corp.	2,210,980
15,658	Omnicom Group, Inc.	768,181
5,068	Scripps Networks Interactive, Class A	253,856
18,929	Time Warner Cable, Inc.	1,350,395
60,252	Time Warner, Inc.	2,150,996
32,916	Viacom, Inc., Class B	1,531,252
104,696	Walt Disney Co. (The)	4,511,351
298	Washington Post Co. (The), Class B	130,393

		21,942,127

Metals & Mining (1.2%):
5,991	AK Steel Holding Corp.	94,538
58,600	Alcoa, Inc.	1,034,290
5,489	Allegheny Technologies, Inc.	371,715
7,471	Cliffs Natural Resources, Inc.	734,250
52,183	Freeport-McMoRan Copper & Gold, Inc.	2,898,766
27,198	Newmont Mining Corp.	1,484,467
17,421	Nucor Corp.	801,714
4,763	Titanium Metals Corp.*	88,496
7,940	United States Steel Corp.	428,284

		7,936,520

Multi-Utilities (1.2%):
13,325	Ameren Corp.	374,033
23,515	Centerpoint Energy, Inc.	412,923
13,915	CMS Energy Corp.	273,291
16,101	Consolidated Edison, Inc.	816,643
32,027	Dominion Resources, Inc.	1,431,607
9,347	DTE Energy Co.	457,629
4,396	Integrys Energy Group, Inc.	222,042
15,576	NiSource, Inc.	298,748
21,851	PG&E Corp.	965,377
27,905	Public Service Enterprise Group, Inc.	879,286
6,378	SCANA Corp.	251,102
13,264	Sempra Energy	709,624
11,598	TECO Energy, Inc.	217,578
12,968	Wisconsin Energy Corp.	395,524
26,621	Xcel Energy, Inc.	635,976

		8,341,383

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Multiline Retail (0.7%):
4,081	Big Lots, Inc.*	$177,238
6,995	Family Dollar Stores, Inc.	358,983
13,057	J.C. Penney Co., Inc.	468,877
16,158	Kohl’s Corp.	857,020
23,347	Macy’s, Inc.	566,398
9,331	Nordstrom, Inc.	418,775
2,377	Sears Holdings Corp.*	196,459
39,040	Target Corp.	1,952,391

		4,996,141

Office Electronics (0.1%):
77,174	Xerox Corp.	821,903

Oil, Gas & Consumable Fuels (10.4%):
27,361	Anadarko Petroleum Corp.	2,241,413
21,102	Apache Corp.	2,762,674
5,824	Cabot Oil & Gas Corp.	308,497
36,261	Chesapeake Energy Corp.	1,215,469
110,666	Chevron Corp.	11,888,848
78,811	ConocoPhillips	6,293,846
12,477	Consol Energy, Inc.	669,142
22,119	Denbury Resources, Inc.*	539,704
23,542	Devon Energy Corp.	2,160,449
38,867	El Paso Corp.	699,606
14,773	EOG Resources, Inc.	1,750,748
273,351	Exxon Mobil Corp.	22,997,020
16,571	Hess Corp.	1,412,015
39,161	Marathon Oil Corp.	2,087,673
5,708	Massey Energy Co.	390,199
10,636	Murphy Oil Corp.	780,895
7,410	Newfield Exploration Co.*	563,234
9,692	Noble Energy, Inc.	936,732
44,812	Occidental Petroleum Corp.	4,682,406
14,919	Peabody Energy Corp.	1,073,571
6,423	Pioneer Natural Resources Co.	654,632
8,853	Range Resources Corp.	517,546
19,178	Southwestern Energy Co.*	824,079
35,767	Spectra Energy Corp.	972,147
6,742	Sunoco, Inc.	307,368
7,732	Tesoro Corp.*	207,450
31,375	Valero Energy Corp.	935,603
32,325	Williams Cos., Inc. (The)	1,007,893

		70,880,859

Paper & Forest Products (0.3%):
24,252	International Paper Co.	731,925
9,448	MeadWestvaco Corp.	286,558
29,625	Weyerhaeuser Co.	728,775

		1,747,258

Personal Products (0.3%):
23,703	Avon Products, Inc.	640,929
6,316	Estee Lauder Co., Inc. (The), Class A	608,610
11,284	Mead Johnson Nutrition Co., Class A	653,682

		1,903,221

Pharmaceuticals (5.2%):
85,318	Abbott Laboratories	4,184,848
16,855	Allergan, Inc.	1,197,042
93,859	Bristol-Myers Squibb Co.	2,480,693
56,168	Eli Lilly & Co.	1,975,429
15,780	Forest Laboratories, Inc.*	509,694
9,217	Hospira, Inc.*	508,778
150,787	Johnson & Johnson Co.	8,934,130
169,967	Merck & Co., Inc.	5,610,611
24,107	Mylan, Inc.*	546,506
440,758	Pfizer, Inc.	8,951,795
6,952	Watson Pharmaceuticals, Inc.*	389,381

		35,288,907

Professional Services (0.1%):
2,691	Dun & Bradstreet Corp.	215,926
6,665	Equifax, Inc.	258,935
7,031	Monster Worldwide, Inc.*	111,793
7,948	Robert Half International, Inc.	243,209

		829,863

Real Estate Investment Trusts (REITs) (1.4%):
6,321	Apartment Investment & Management Co., Class A	160,996
4,749	Avalonbay Communities, Inc.	570,260
7,866	Boston Properties, Inc.	746,090
16,212	Equity Residential Property Trust	914,519
22,115	HCP, Inc.	839,043
9,716	Health Care REIT, Inc.	509,507
37,526	Host Hotels & Resorts, Inc.	660,833
22,499	Kimco Realty Corp.	412,632
8,967	Plum Creek Timber Co., Inc.	391,051
31,465	ProLogis Trust	502,811
7,707	Public Storage, Inc.	854,783
16,374	Simon Property Group, Inc.	1,754,638
8,987	Ventas, Inc.	487,994
9,015	Vornado Realty Trust	788,812

		9,593,969

Real Estate Management & Development (0.1%):
16,079	CB Richard Ellis Group, Inc., Class A*	429,309

Road & Rail (0.9%):
20,422	CSX Corp.	1,605,169
19,627	Norfolk Southern Corp.	1,359,562
2,794	Ryder System, Inc.	141,377
27,070	Union Pacific Corp.	2,661,793

		5,767,901

Semiconductors & Semiconductor Equipment (2.4%):
32,135	Advanced Micro Devices, Inc.*	276,361
17,646	Altera Corp.	776,777
16,524	Analog Devices, Inc.	650,715
72,840	Applied Materials, Inc.	1,137,761
26,224	Broadcom Corp., Class A	1,032,701
2,985	First Solar, Inc.*	480,107
302,546	Intel Corp.	6,102,353
9,245	KLA-Tencor Corp.	437,936
12,515	Linear Technology Corp.	420,879
33,300	LSI Logic Corp.*	226,440
13,099	MEMC Electronic Materials, Inc.*	169,763
10,396	Microchip Technology, Inc.	395,152
47,308	Micron Technology, Inc.*	542,150
13,655	National Semiconductor Corp.	195,813
4,871	Novellus Systems, Inc.*	180,860
32,044	NVIDIA Corp.*	591,532
10,386	Teradyne, Inc.*	184,975
64,619	Texas Instruments, Inc.	2,233,232
14,400	Xilinx, Inc.	472,320

		16,507,827

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Software (3.6%):
27,909	Adobe Systems, Inc.*	$925,462
12,626	Autodesk, Inc.*	556,933
9,853	BMC Software, Inc.*	490,088
21,163	CA, Inc.	511,721
10,347	Citrix Systems, Inc.*	760,091
11,925	Compuware Corp.*	137,734
18,459	Electronic Arts, Inc.*	360,504
15,012	Intuit, Inc.*	797,137
407,618	Microsoft Corp.	10,337,192
19,216	Novell, Inc.*	113,951
214,469	Oracle Corp.	7,156,830
10,645	Red Hat, Inc.*	483,177
6,522	Salesforce.com, Inc.*	871,209
41,927	Symantec Corp.*	777,327

		24,279,356

Specialty Retail (1.8%):
4,745	Abercrombie & Fitch Co., Class A	278,531
3,456	AutoNation, Inc.*	122,239
1,471	AutoZone, Inc.*	402,407
13,995	Bed Bath & Beyond, Inc.*	675,539
18,159	Best Buy Co., Inc.	521,526
12,450	CarMax, Inc.*	399,645
8,175	GameStop Corp., Class A*	184,101
24,195	Gap, Inc. (The)	548,259
90,350	Home Depot, Inc.	3,348,371
14,615	Limited Brands, Inc.	480,541
76,085	Lowe’s Cos., Inc.	2,010,927
6,148	RadioShack Corp.	92,281
6,506	Ross Stores, Inc.	462,707
4,963	Sherwin Williams Co.	416,842
39,676	Staples, Inc.	770,508
7,004	Tiffany & Co.	430,326
21,825	TJX Cos., Inc.	1,085,357
6,955	Urban Outfitters, Inc.*	207,468

		12,437,575

Textiles, Apparel & Luxury Goods (0.5%):
16,311	Coach, Inc.	848,825
21,106	Nike, Inc., Class B	1,597,724
3,608	Polo Ralph Lauren Corp.	446,129
4,793	V.F. Corp.	472,254

		3,364,932

Thrifts & Mortgage Finance (0.1%):
29,475	Hudson City Bancorp, Inc.	285,318
19,927	People’s United Financial, Inc.	250,682

		536,000

Tobacco (1.6%):
115,334	Altria Group, Inc.	3,002,144
8,024	Lorillard, Inc.	762,360
99,074	Philip Morris International, Inc.	6,502,227
18,651	Reynolds American, Inc.	662,670

		10,929,401

Trading Companies & Distributors (0.1%):
8,133	Fastenal Co.	527,263
3,218	W.W. Grainger, Inc.	443,054

		970,317

Wireless Telecommunication Services (0.3%):
21,925	American Tower Corp., Class A*	1,136,153
14,841	MetroPCS Communications, Inc.*	241,018
Wireless Telecommunication Services, continued
164,901	Sprint Nextel Corp.*	765,141

		2,142,312

Total Common Stocks (Cost $506,820,664)		666,127,772

Investment Company (1.8%):
12,188,990	Dreyfus Treasury Prime Cash Management, 0.00%(b)	12,188,990

Total Investment Company (Cost $12,188,990)		12,188,990

Total Investment Securities (Cost $519,009,654)(c)—99.9%		678,316,762
Net other assets (liabilities) — 0.1%		772,826

Net Assets — 100.0%		$679,089,588

Percentages indicated are based on net assets as of March 31, 2011.

*	Non-income producing security

+	A portion of the investment security is segregated as collateral for futures contracts, the aggregate fair value of the segregated security is $1,500,625.

(a)	Rounds to less than 0.5 shares.

(b)	The rate represents the effective yield at March 31, 2011.

(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
Futures Contracts
Cash of $10,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2011:

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)
S&P 500 Index E-Mini Futures	Long	6/17/11	188	$12,166,415	$250,985
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (95.3%):
Auto Components (1.0%):
8,652	Hyundai Mobis Co., Ltd.	$2,585,078
319,368	TAV Havalimanlari Holding A/S*	1,523,702

		4,108,780

Automobiles (2.2%):
50,076	Hyundai Motor Co.	9,296,774

Beverages (0.4%):
109,338	Anadolu Efes Biracilik ve Malt Sanayii AS	1,546,559

Capital Markets (0.3%):
627,043	Turkiye Sinai Kalkinma Bankasi AS	1,097,224

Chemicals (2.9%):
51,854	Industries Qatar Q.S.C.	1,962,032
13,919	LG Chem, Ltd.	5,832,408
1,048,000	Nan Ya Plastics Corp.	3,088,219
34,600	Uralkali, SP	1,436,189

		12,318,848

Commercial Banks (20.9%):
303,703	Banco Bradesco SA, ADR	6,301,837
583,400	Bangkok Bank Public Co., Ltd.	3,344,928
1,249,000	Bank of Communications Co., Ltd., Class H	1,373,653
10,379,832	China Construction Bank	9,724,674
6,969,312	Chinatrust Financial Holding Co., Ltd.	5,920,744
151,188	Commercial International Bank	828,586
11,479	Credicorp, Ltd.	1,204,491
136,040	Daegu Bank	2,230,697
68,020	Hana Financial Group, Inc.	2,949,301
64,391	HDFC Bank, Ltd.	3,383,546
13,150,385	Industrial & Commercial Bank of China	10,905,175
421,743	Itau Unibanco Banco Multiplo SA, SP ADR	10,142,919
1,175,800	Kasikornbank Public Co., Ltd.	4,938,734
47,009	OTP Bank Nyrt.*	1,393,391
261,283	PKO Bank Polski SA	4,024,523
1,506,980	Sberbank	5,665,938
118,910	Shinhan Financial Group Co., Ltd.	5,405,000
912,920	Turkiye Garanti Bankasi AG	4,271,911
332,855	Turkiye Halk Bankasi AS	2,578,084
527,693	Turkiye Is Bankasi, Class C	1,689,405

		88,277,537

Computers & Peripherals (1.4%):
334,250	Asustek Computer, Inc.	2,890,977
74,000	HTC Corp.	2,896,857

		5,787,834

Construction & Engineering (1.1%):
21,371	GS Engineering & Construction Corp.	2,250,656
122,059	Raubex Group, Ltd.^	329,846
51,530	Samsung Heavy Industries Co., Ltd.	1,874,758

		4,455,260

Construction Materials (1.6%):
666,000	China National Building Material Co., Ltd., Class H	2,438,022
241,700	Corporacion GEO, SA de CV, Series B*	677,965
2,928,427	Taiwan Cement Corp.	3,534,983

		6,650,970

Diversified Financial Services (1.4%):
1,974,001	FirstRand, Ltd.	5,873,762

Diversified Telecommunication Services (1.4%):
67,080	Chunghwa Telecom Co., Ltd., ADR	2,090,213
44,220	KT Corp.	1,567,800
486,724	Turk Telekomunikasyon AS	2,448,363

		6,106,376

Electric Utilities (1.2%):
31,779	CEZ AS	1,625,359
104,623	Companhia Energetica de Minas Gerais SA, SP ADR	2,016,085
79,101	Companhia Energetica de Minas Gerais, Preferred Shares	1,506,501
48,100	Intergeneration JSC*#	—
13,200	Sibenergyholding JSC*#	—

		5,147,945

Electronic Equipment, Instruments & Components (1.7%):
591 936	Hon Hai Precision Industry Co., Ltd.	2,075,241
439 601	Hon Hai Precision Industry Co., Ltd	3,127,061
52,350	Hon Hai Precision Industry Co., Ltd., GDR, Registered Shares	366,728
1,074,000	WPG Holdings, Ltd.	1,809,305

		7,378,335

Energy Equipment & Services (0.1%):
1,837,000	China Suntien Green Energy Corp., Class H*	591,987

Food & Staples Retailing (1.1%):
32,000	Companhia Brasileira de Distribuicao Grupo Pao De Acucar, SP ADR^	1,341,760
108,664	Shoprite Holdings, Ltd.	1,667,463
526,600	Wal-Mart de Mexico SAB de C.V., Series V	1,580,717

		4,589,940

Food Products (0.3%):
412,000	China Mengniu Dairy Co., Ltd.	1,092,252

Household Durables (0.5%):
376,900	PDG Realty SA Empreendimentos e Participacoes	2,097,097

Household Products (0.6%):
6,997	LG Household & Health Care, Ltd.	2,624,687

Independent Power Producers & Energy Traders (0.5%):
87,800	Banpu Public Co., Ltd.	2,209,567

Industrial Conglomerates (1.3%):
258,500	Beijing Enterprises Holdings, Ltd.	1,477,705
1,173,940	Far Eastern Textile, Ltd.	1,815,276
2,476,000	Poly Hong Kong Investment, Ltd.^	2,330,745

		5,623,726

Insurance (3.6%):
1,436,975	Cathay Financial Holding Co., Ltd.	2,370,738
753,500	Ping An Insurance Group Co. of China	7,622,772
24,190	Samsung Fire & Marine Insurance Co., Ltd.*	5,344,183

		15,337,693

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Internet Software & Services (0.5%):
87,200	Tencent Holdings, Ltd.	$2,117,682

IT Services (0.6%):
36,977	Infosys Technologies, Ltd.	2,684,580

Machinery (1.1%):
575,800	Changsha Zoomlion Heavy Industry Science & Technology Development Co., Ltd., Class H*	1,473,414
3,976	Hyundai Heavy Industries Co., Ltd.	1,875,153
82,000	Iochpe-Maxion SA	1,084,356

		4,432,923

Media (0.8%):
166,860	Cheil Worldwide, Inc.	2,204,171
20,704	Naspers, Ltd.	1,112,307

		3,316,478

Metals & Mining (7.3%):
59,161	African Rainbow Minerals, Ltd.	1,949,392
58,150	Cherepovets MK Severstal	1,141,323
2,310,380	China Steel Corp.	2,761,204
236,400	Gerdau SA, SP ADR^	2,955,000
145,355	Gold Fields, Ltd.	2,543,659
125,580	Impala Platinum Holdings, Ltd.	3,629,710
16,400	KGHM Polska Miedz SA	1,040,604
49,203	Mechel, SP ADR^	1,514,960
77,424	Mining & Metallurgical Co. Norilsk Nickel, SP ADR	2,034,703
7,135	POSCO	3,274,966
33,100	Southern Copper Corp.	1,332,937
132,425	Tata Steel, Ltd.	1,844,671
146,000	Vale SA, SP ADR^	4,869,100

		30,892,229

Multiline Retail (1.6%):
547,000	Golden Eagle Retail Group, Ltd.	1,175,083
16,269	Hyundai Dept. Store	2,104,216
61,400	Lojas Renner SA	1,999,385
1,168,000	Parkson Retail Group, Ltd.	1,603,511

		6,882,195

Oil, Gas & Consumable Fuels (21.1%):
3,438,000	China Petroleum & Chemical Corp. (Sinopec), H Shares	3,456,503
1,042,000	China Shenhua Energy Co., Ltd.	4,900,135
3,802,000	CNOOC, Ltd.	9,614,206
28,467	Eurasia Drilling Co., Ltd., GDR, Registered Shares	969,293
102,000	LUKOIL, SP ADR	7,281,780
37,752	MOL Hungarian Oil & Gas Nyrt.*	4,825,317
12,500	Novatek Oao	1,740,351
497,691	OAO Gazprom, SP ADR	16,095,327
2,040,000	PetroChina Co., Ltd.	3,104,367
150,201	Petroleo Brasileiro SA, ADR	6,072,626
189,652	Petroleo Brasileiro SA, SP ADR	6,740,232
96,799	Polski Koncern Naftowy Orlen SA*	1,794,481
553,200	PTT PCL	6,453,905
85,322	Reliance Industries, Ltd.	2,001,448
149,050	Rosneft Oil Co.	1,358,496
31,504	Sasol, Ltd.	1,827,317
19,094	SK Energy Co., Ltd.	3,643,360
994,600	Thai Oil Public Co., Ltd.	2,746,647
75,991	Turkish Petroleum Refineries Corp.	2,230,729
96,700	Ultrapar Participacoes SA, Preferred Shares	1,602,877
50,800	Ultrapar Participacoes SA, SP ADR^	861,060

		89,320,457

Real Estate Management & Development (1.5%):
186,000	BR Malls Participacoes SA	1,918,243
104,700	BR Properties SA	1,102,240
782,000	China Overseas Land & Investment, Ltd.	1,597,398
5,984,420	Franshion Properties China, Ltd.	1,725,288

		6,343,169

Semiconductors & Semiconductor Equipment (7.2%):
33,060	Hynix Semiconductor, Inc.	941,366
21,124	Samsung Electronics Co., Ltd.	17,925,255
4,817,110	Taiwan Semiconductor Manufacturing Co., Ltd.	11,554,290

		30,420,911

Specialty Retail (0.9%):
1,449,000	Belle International Holdings, Ltd.	2,652,775
104,621	Foschini, Ltd.	1,309,658

		3,962,433

Transportation Infrastructure (2.0%):
616,000	China Merchants Holdings International Co., Ltd.	2,594,823
112,964	Companhia de Concessoes Rodoviarias	3,299,831
59,747	Globaltrans Investment plc, SP GDR, Registered Shares	1,098,295
6,088	Glovis Co., Ltd.	867,288
37,473	Imperial Holdings, Ltd.	633,412

		8,493,649

Wireless Telecommunication Services (5.2%):
25,400	America Movil, SAB de C.V., SP ADR, Series L	1,475,740
1,108,500	China Mobile, Ltd.	10,240,944
77,700	Mobile TeleSystems, SP ADR	1,649,571
209,561	MTN Group, Ltd.	4,235,349
41,512	Vivo Participacoes SA, SP ADR	1,676,255
612,200	ZTE Corp., Class H	2,856,114

		22,133,973

Total Common Stocks (Cost $300,998,429)		403,213,832

Preferred Stocks (2.3%):
Beverages (0.3%):
44,100	Companhia de Bebidas das Americas, SP ADR, Preferred Shares	1,248,471

Metals & Mining (2.0%):
279,500	Vale SA, SP ADR, Preferred Shares	8,250,840

Total Preferred Stocks (Cost $4,597,554)		9,499,311

Warrants (0.7%):
Diversified Financial Services (0.7%):
82,482	Merrill Lynch Capital Markets*	305,183
703,008	Sberbank*(a)	2,636,280

		2,941,463

Total Warrants (Cost $1,912,642)		2,941,463

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Investment Company (1.6%):
6,594,924	Dreyfus Treasury Prime Cash Management, 0.00%(b)	$6,594,924

Total Investment Company (Cost $6,594,924)		6,594,924

Short-Term Investment (2.1%):
$9,022,548	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	9,022,548

Total Short-Term Investment (Cost $9,022,548)		9,022,548

Total Investment Securities (Cost $323,126,097)(d)—102.0%		431,272,078
Net other assets (liabilities) — (2.0)%		(8,342,893)

Net Assets — 100.0%		$422,929,185

Percentages indicated are based on net assets as of March 31, 2011.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

SP ADR	Sponsored American Depositary Receipt

SP GDR	Sponsored Global Depositary Receipt

*	Non-income producing security

^	This security or a partial position of the security was on loan as of March 31, 2011. The total fair value of securities on loan as of March 31, 2011 was $8,875,573.

#	Security was valued in good faith pursuant to procedures established by the Board of Trustees as of March 31, 2011. The total of such securities represents 0.00% of net assets of the fund.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	The rate represents the effective yield at March 31, 2011.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2011 (See Notes to the Schedules of Portfolio Investments).

(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of March 31, 2011:

Country	Percentage
Belize	0.8%
Bermuda	0.3
Brazil	14.8
Cayman Islands	0.5
China	8.8
Cyprus	0.3
Czech Republic	0.4
Egypt	0.2
Hong Kong	11.4
Hungary	1.5
India	2.3
Luxembourg	0.1
Mexico	0.9
Poland	1.6
Qatar	0.5
Republic of Korea (South)	17.6
Russian Federation	9.5
South Africa	5.9
Taiwan	11.0
Thailand	4.7
Tokelau	0.4
Turkey	3.8
United Kingdom	0.6
United States	2.1

100.0%

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.9%):
Aerospace & Defense (2.9%):
16,390	AAR Corp.*	$454,331
6,207	Aerovironment, Inc.*	217,059
3,734	American Science & Engineering, Inc.	344,872
10,232	Ceradyne, Inc.*	461,259
6,501	Cubic Corp.	373,807
19,084	Curtiss-Wright Corp.	670,612
12,575	Esterline Technologies Corp.*	889,304
24,702	Gencorp, Inc.*	147,718
18,726	Moog, Inc., Class A*	859,711
24,119	Orbital Sciences Corp.*	456,331
15,121	Teledyne Technologies, Inc.*	781,907
6,812	Triumph Group, Inc.	602,521

		6,259,432

Air Freight & Logistics (0.4%):
12,069	Forward Air Corp.	369,673
15,442	HUB Group, Inc., Class A*	558,846

		928,519

Airlines (0.3%):
6,229	Allegiant Travel Co.	272,892
22,216	SkyWest, Inc.	375,895

		648,787

Auto Components (0.3%):
7,895	Drew Industries, Inc.	176,296
13,670	Spartan Motors, Inc.	93,776
8,169	Standard Motor Products, Inc.	112,977
9,606	Superior Industries International, Inc.	246,298

		629,347

Automobiles (0.1%):
12,010	Winnebago Industries, Inc.*	160,574

Beverages (0.2%):
3,755	Boston Beer Co., Inc. (The), Class A*	347,788

Biotechnology (1.2%):
18,476	ArQule, Inc.*	132,288
24,541	Cubist Pharmaceuticals, Inc.*	619,415
8,895	Emergent Biosolutions, Inc.*	214,903
30,426	Regeneron Pharmaceuticals, Inc.*	1,367,344
29,423	Savient Pharmaceuticals, Inc.*	311,884

		2,645,834

Building Products (0.9%):
4,902	AAON, Inc.	161,276
11,586	Apogee Enterprises, Inc.	152,819
12,698	Gibraltar Industries, Inc.*	151,487
19,307	Griffon Corp.*	253,501
7,058	NCI Building Systems, Inc.*	89,425
15,454	Quanex Building Products Corp.	303,362
16,557	Simpson Manufacturing Co., Inc.	487,769
8,003	Universal Forest Products, Inc.	293,310

		1,892,949

Capital Markets (1.2%):
17,140	Investment Technology Group, Inc.*	311,777
15,259	Labranche & Co., Inc.*	59,968
17,528	OptionsXpress Holdings, Inc.	320,938
6,029	Piper Jaffray Cos., Inc.*	249,781
36,348	Prospect Capital Corp.	443,809
14,119	Stifel Financial Corp.*	1,013,603
12,369	SWS Group, Inc.	75,080
16,479	Tradestation Group, Inc.*	115,682

		2,590,638

Chemicals (2.0%):
12,978	A. Schulman, Inc.	320,816
9,019	American Vanguard Corp.	78,285
10,378	Arch Chemicals, Inc.	431,621
11,888	Balchem Corp.	446,038
23,243	Calgon Carbon Corp.*	369,099
20,249	H.B. Fuller Co.	434,949
8,519	Koppers Holdings, Inc.	363,761
6,722	LSB Industries, Inc.*	266,460
12,767	OM Group, Inc.*	466,506
38,905	PolyOne Corp.	552,840
4,770	Quaker Chemical Corp.	191,611
3,203	Stepan Co.	232,218
9,106	Zep, Inc.	158,535

		4,312,739

Commercial Banks (5.3%):
5,418	Bank of the Ozarks, Inc.	236,821
31,674	Boston Private Financial Holdings, Inc.	223,935
6,336	City Holding Co.	224,041
16,218	Columbia Banking System, Inc.	310,899
13,783	Community Bank System, Inc.	334,513
39,115	First Commonwealth Financial Corp.	267,938
23,991	First Financial Bancorp	400,410
8,672	First Financial Bankshares, Inc.	445,481
30,807	First Midwest Bancorp, Inc.	363,214
29,637	Glacier Bancorp, Inc.	446,037
9,773	Hancock Holding Co.	320,945
63,431	Hanmi Financial Corp.*	78,654
9,058	Home Bancshares, Inc.	206,069
8,785	Independent Bank Corp.	237,283
15,658	Nara Bancorp, Inc.*	150,630
50,502	National Penn Bancshares, Inc.	390,885
14,245	NBT Bancorp, Inc.	324,643
39,051	Old National Bancorp	418,627
14,096	Pinnacle Financial Partners, Inc.*	233,148
24,155	PrivateBancorp, Inc.	369,330
10,269	S & T Bancorp, Inc.	221,502
16,729	Signature Bank*	943,516
7,126	Simmons First National Corp., Class A	193,043
12,874	Sterling Bancorp	128,869
42,108	Sterling Bancshares, Inc.	362,550
53,564	Susquehanna Bancshares, Inc.	500,823
15,337	Texas Capital Bancshares, Inc.*	398,609
3,465	Tompkins Financial Corp.	143,971
12,370	UMB Financial Corp.	462,081
47,220	Umpqua Holdings Corp.	540,197
15,867	United Bankshares, Inc.	420,793
39,783	United Community Banks, Inc.*	94,286
24,382	Whitney Holding Corp.	332,083
37,753	Wilmington Trust Corp.	170,644
8,348	Wilshire Bancorp, Inc.*	40,905
14,429	Wintrust Financial Corp.	530,266

		11,467,641

Commercial Services & Supplies (2.3%):
19,663	ABM Industries, Inc.	499,244
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
4,099	Consolidated Graphics, Inc.*	$223,928
7,747	G & K Services, Inc., Class A	257,588
26,557	Geo Group, Inc. (The)*	680,921
27,409	Healthcare Services Group, Inc.	481,850
26,489	Interface, Inc.	489,782
15,252	Mobile Mini, Inc.*	366,353
5,522	Standard Register Co. (The)	18,333
16,936	Sykes Enterprises, Inc.*	334,825
25,716	Tetra Tech, Inc.*	634,928
9,583	United Stationers, Inc.	680,872
8,351	Viad Corp.	199,756

		4,868,380

Communications Equipment (2.0%):
50,038	Arris Group, Inc.*	637,484
4,907	Bel Fuse, Inc., Class B	108,003
7,342	Black Box Corp.	258,071
17,962	Blue Coat Systems, Inc.*	505,810
11,323	Comtech Telecommunications Corp.	307,759
10,577	Digi International, Inc.*	111,693
6,420	EMS Technologies, Inc.*	126,185
40,945	Harmonic, Inc.*	384,064
15,022	NETGEAR, Inc.*	487,314
12,639	Network Equipment Technologies, Inc.*	47,649
8,258	Oplink Communications, Inc.*	160,948
7,789	PC-Tel, Inc.*	59,742
18,186	Symmetricom, Inc.*	111,480
28,405	Tekelec*	230,649
4,521	Tollgrade Communications, Inc.*	45,572
17,170	ViaSat, Inc.*	684,053

		4,266,476

Computers & Peripherals (0.8%):
11,944	Avid Technology, Inc.*	266,351
9,569	Hutchinson Technology, Inc.*	26,985
19,925	Intermec, Inc.*	214,991
9,405	Intevac, Inc.*	116,904
3,334	NCI, Inc., Class A*	81,250
13,270	Novatel Wireless, Inc.*	72,454
8,713	Stratasys, Inc.*	409,511
10,521	Super Micro Computer, Inc.*	168,757
13,969	Synaptics, Inc.*	377,442

		1,734,645

Construction & Engineering (0.9%):
15,662	Comfort Systems USA, Inc.	220,364
14,557	Dycom Industries, Inc.*	252,418
27,505	Emcor Group, Inc.*	851,830
16,313	Insituform Technologies, Inc.*	436,373
11,307	Orion Marine Group, Inc.*	121,437

		1,882,422

Construction Materials (0.6%):
18,218	Eagle Materials, Inc.	551,277
25,347	Headwaters, Inc.*	149,547
11,500	Texas Industries, Inc.	520,145

		1,220,969

Consumer Finance (1.1%):
12,634	Cardtronics, Inc.*	257,102
12,238	Cash America International, Inc.	563,560
20,618	EZCORP, Inc., Class A*	647,199
12,956	First Cash Financial Services, Inc.*	500,101
6,544	World Acceptance Corp.*	426,669

		2,394,631

Containers & Packaging (0.1%):
14,539	Myers Industries, Inc.	144,372

Distributors (0.0%):
7,980	Audiovox Corp., Class A*	63,840

Diversified Consumer Services (1.1%):
7,695	American Public Education*	311,263
6,720	Capella Education Co.*	334,589
13,112	Coinstar, Inc.*	602,103
34,852	Corinthian Colleges, Inc.*	154,046
25,901	Hillenbrand, Inc.	556,871
4,050	Pre-paid Legal Services, Inc.*	267,300
8,754	Universal Technical Institute, Inc.	170,265

		2,396,437

Diversified Financial Services (0.5%):
8,964	First Bancorp*	44,820
17,404	Interactive Brokers Group, Inc., Class A	276,550
22,040	Meadowbrook Insurance Group, Inc.	228,114
7,063	Portfolio Recovery Associates, Inc.*	601,273

		1,150,757

Diversified Telecommunication Services (0.4%):
3,735	Atlantic Tele-Network, Inc.	138,905
12,728	Cbeyond, Inc.*	148,536
81,915	Cincinnati Bell, Inc.*	219,532
16,100	General Communication, Inc., Class A*	176,134
13,727	Neutral Tandem, Inc.*	202,473

		885,580

Electric Utilities (1.1%):
12,884	ALLETE, Inc.	502,089
5,403	Central Vermont Public Service Corp.	125,836
17,567	El Paso Electric Co.*	534,037
20,796	UIL Holdings Corp.	634,694
15,151	Unisource Energy Corp.	547,406

		2,344,062

Electrical Equipment (1.6%):
13,792	A.O. Smith Corp.	611,538
5,164	AZZ, Inc.	235,479
19,504	Belden CDT, Inc.	732,375
21,761	Brady Corp., Class A	776,650
7,862	Encore Wire Corp.	191,361
10,567	II-VI, Inc.*	525,708
3,721	Powell Industries, Inc.*	146,756
8,225	Vicor Corp.	135,630

		3,355,497

Electronic Equipment, Instruments & Components (4.1%):
8,101	Agilysys, Inc.*	46,500
11,661	Anixter International, Inc.	814,987
25,193	Benchmark Electronics, Inc.*	477,911
28,027	Brightpoint, Inc.*	303,813
16,488	Checkpoint Systems, Inc.*	370,650
17,025	Cognex Corp.	480,956
14,345	CTS Corp.	154,926
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
14,600	Daktronics, Inc.	$156,950
7,173	DTS, Inc.*	334,477
9,988	Electro Scientific Industries, Inc.*	173,392
6,687	Faro Technologies, Inc.*	267,480
10,544	Gerber Scientific, Inc.*	98,692
19,105	Insight Enterprises, Inc.*	325,358
9,313	LittlelFuse, Inc.	531,772
7,703	LoJack Corp.*	36,127
12,477	Mercury Computer Systems, Inc.*	264,013
15,414	Methode Electronics, Inc.	186,201
6,349	MTS Systems Corp.	289,197
15,237	Newport Corp.*	271,676
7,830	OSI Systems, Inc.*	293,860
8,560	Park Electrochemical Corp.	276,060
16,749	Plexus Corp.*	587,220
17,406	Pulse Electronics Corp.	105,306
10,190	RadiSys Corp.*	88,246
11,814	Rofin-Sinar Technologies, Inc.*	466,653
6,566	Rogers Corp.*	295,864
11,117	ScanSource, Inc.*	422,335
9,906	SYNNEX Corp.*	324,223
17,819	TTM Technologies, Inc.*	323,593

		8,768,438

Energy Equipment & Services (3.7%):
9,658	Basic Energy Services, Inc.*	246,376
14,996	Bristow Group, Inc.*	709,311
7,843	CARBO Ceramics, Inc.	1,106,804
5,908	Gulf Island Fabrication, Inc.	190,060
9,592	Hornbeck Offshore Services, Inc.*	295,913
63,095	ION Geophysical Corp.*	800,676
12,675	Lufkin Industries, Inc.	1,184,732
10,881	Matrix Service Co.*	151,246
20,979	Oil States International, Inc.*	1,597,341
22,437	Pioneer Drilling Co.*	309,631
8,793	Seacor Holdings, Inc.	813,001
31,671	TETRA Technologies, Inc.*	487,733

		7,892,824

Food & Staples Retailing (1.3%):
7,652	Andersons, Inc. (The)	372,806
19,770	B&G Foods, Inc.	371,083
15,667	Casey’s General Stores, Inc.	611,013
5,031	Nash Finch Co.	190,876
3,838	Seneca Foods Corp., Class A*	114,641
9,317	Spartan Stores, Inc.	137,798
19,860	United Natural Foods, Inc.*	890,125

		2,688,342

Food Products (1.8%):
5,506	Cal-Maine Foods, Inc.	162,427
5,056	Calavo Growers, Inc.	110,474
48,115	Darling International, Inc.*	739,527
9,086	Diamond Foods, Inc.	506,999
17,733	Hain Celestial Group, Inc.*	572,421
5,911	J & J Snack Foods Corp.	278,231
7,748	Sanderson Farms, Inc.	355,788
19,491	Snyders-Lance, Inc.	386,896
14,654	TreeHouse Foods, Inc.*	833,373

		3,946,136

Gas Utilities (1.8%):
9,266	Laclede Group, Inc. (The)	353,035
17,075	New Jersey Resources Corp.	733,371
11,023	Northwest Natural Gas Co.	508,491
29,848	Piedmont Natural Gas Co., Inc.	905,887
12,315	South Jersey Industries, Inc.	689,271
18,922	Southwest Gas Corp.	737,390

		3,927,445

Health Care Equipment & Supplies (3.4%):
9,357	Abaxis, Inc.*	269,856
28,246	Align Technology, Inc.*	578,478
31,653	American Medical Systems Holdings, Inc.*	684,971
5,317	Analogic Corp.	300,676
5,274	Cantel Medical Corp.	135,806
11,678	CONMED Corp.*	306,898
11,559	CryoLife, Inc.*	70,510
10,090	Cyberonics, Inc.*	320,963
9,643	Greatbatch, Inc.*	255,154
10,492	Haemonetics Corp.*	687,646
4,954	ICU Medical, Inc.*	216,886
8,510	Integra LifeSciences Holdings*	403,544
13,390	Invacare Corp.	416,697
3,564	Kensey Nash Corp.*	88,779
16,932	Meridian Bioscience, Inc.	406,199
11,711	Merit Medical Systems, Inc.*	229,770
11,945	Natus Medical, Inc.*	200,676
9,553	Neogen Corp.*	395,303
7,784	Palomar Medical Technologies, Inc.*	115,592
7,302	Surmodics, Inc.*	91,275
15,053	Symmetry Medical, Inc.*	147,519
13,782	West Pharmaceutical Services, Inc.	617,020
8,952	ZOLL Medical Corp.*	401,139

		7,341,357

Health Care Providers & Services (5.5%):
4,628	Air Methods Corp.*	311,233
3,457	Almost Family, Inc.*	130,121
12,182	Amedisys, Inc.*	426,370
20,399	Amerigroup Corp.*	1,310,636
16,114	AMN Healthcare Services, Inc.*	139,547
12,942	AmSurg Corp.*	329,244
10,141	Bio-Reference Laboratories, Inc.*	227,564
16,174	Catalyst Health Solutions, Inc.*	904,612
20,493	Centene Corp.*	675,859
8,744	Chemed Corp.	582,438
2,695	CorVel Corp.*	143,320
13,042	Cross Country Healthcare, Inc.*	102,119
5,483	Ensign Group, Inc. (The)	175,072
12,312	Gentiva Health Services, Inc.*	345,105
13,719	Hanger Orthopedic Group, Inc.*	357,106
26,908	Healthspring, Inc.*	1,005,552
14,019	Healthways, Inc.*	215,472
11,501	HMS Holdings Corp.*	941,357
6,744	IPC The Hospitalist Co.*	306,245
3,894	Landauer, Inc.	239,559
7,860	LCA-Vision, Inc.*	53,055
6,485	LHC Group, Inc.*	194,550
13,623	Magellan Health Services, Inc.*	668,617
8,369	MedCath Corp.*	116,748
7,086	Molina Healthcare, Inc.*	283,440
5,175	MWI Veterinary Supply, Inc.*	417,519
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
12,298	PharMerica Corp.*	$140,689
22,807	PSS World Medical, Inc.*	619,210
10,299	RehabCare Group, Inc.*	379,724

		11,742,083

Health Care Technology (0.5%):
4,544	Computer Programs & Systems, Inc.	292,088
13,621	Omnicell, Inc.*	207,584
7,912	Quality Systems, Inc.	659,386

		1,159,058

Hotels, Restaurants & Leisure (2.9%):
594	Biglari Holdings, Inc.*	251,589
9,387	BJ’s Restaurants, Inc.*	369,191
7,517	Buffalo Wild Wings, Inc.*	409,150
10,144	California Pizza Kitchen, Inc.*	171,231
8,376	CEC Entertainment, Inc.	316,027
9,551	Cracker Barrel Old Country Store, Inc.	469,336
6,490	DineEquity, Inc.*	356,820
16,701	Interval Leisure Group, Inc.*	273,061
20,921	Jack in the Box, Inc.*	474,488
9,066	Marcus Corp.	98,819
4,643	Monarch Casino & Resort, Inc.*	48,287
11,149	Multimedia Games, Inc.*	63,884
7,791	O’Charley’s, Inc.*	46,512
9,410	P.F. Chang’s China Bistro, Inc.	434,648
8,250	Papa John’s International, Inc.*	261,278
5,405	Peet’s Coffee & Tea, Inc.*	259,926
25,504	Pinnacle Entertainment, Inc.*	347,365
6,530	Red Robin Gourmet Burgers*	175,657
26,766	Ruby Tuesday, Inc.*	350,902
13,219	Ruth’s Hospitality Group, Inc.*	68,210
22,468	Shuffle Master, Inc.*	239,958
25,537	Sonic Corp.*	231,110
24,245	Texas Roadhouse, Inc.	411,923

		6,129,372

Household Durables (1.0%):
2,282	Blyth, Inc.	74,142
11,839	Ethan Allen Interiors, Inc.	259,274
12,737	Helen of Troy, Ltd.*	374,468
9,042	Kid Brands, Inc.*	66,459
21,493	La-Z-Boy, Inc.*	205,258
7,766	M/I Homes, Inc.*	116,412
13,351	Meritage Corp.*	322,160
2,164	National Presto Industries, Inc.	243,839
2,922	Skyline Corp.	58,586
40,986	Standard-Pacific Corp.*	152,878
6,126	Universal Electronics, Inc.*	181,085

		2,054,561

Household Products (0.2%):
21,682	Central Garden & Pet Co., Class A*	199,691
7,059	WD-40 Co.	298,878

		498,569

Industrial Conglomerates (0.3%):
5,190	Standex International Corp.	196,649
17,048	STR Holdings, Inc.*	326,981
9,470	Tredegar, Inc.	204,362

		727,992

Insurance (2.4%):
7,499	Amerisafe, Inc.*	165,803
22,488	Delphi Financial Group, Inc., Class A	690,606
9,326	eHealth, Inc.*	124,036
15,821	Employers Holdings, Inc.	326,862
16,389	Horace Mann Educators Corp.	275,335
5,113	Infinity Property & Casualty Corp.	304,172
17,949	National Financial Partners Corp.*	264,748
5,165	Navigators Group, Inc.*	265,998
8,933	Presidential Life Corp.	85,132
12,570	ProAssurance Corp.*	796,561
6,837	RLI Corp.	394,153
6,244	Safety Insurance Group, Inc.	287,911
22,288	Selective Insurance Group, Inc.	385,582
7,954	Stewart Information Services Corp.	83,358
17,097	Tower Group, Inc.	410,841
8,773	United Fire & Casualty Co.	177,302

		5,038,400

Internet & Catalog Retail (0.6%):
6,026	Blue Nile, Inc.*	325,344
16,093	HSN, Inc.*	515,459
11,070	Nutri/System, Inc.	160,404
9,375	PetMed Express, Inc.	148,687
5,030	Stamps.com, Inc.	67,151

		1,217,045

Internet Software & Services (1.2%):
10,490	comScore, Inc.*	309,560
16,872	DealerTrack Holdings, Inc.*	387,381
15,141	InfoSpace, Inc.*	131,121
18,967	j2 Global Communications, Inc.*	559,716
12,842	Knot, Inc. (The)*	154,746
7,198	Liquidity Services, Inc.*	128,556
6,847	LogMeIn, Inc.*	288,670
12,245	Perficient, Inc.*	147,062
9,875	RightNow Technologies, Inc.*	309,088
36,443	United Online, Inc.	229,773

		2,645,673

IT Services (1.7%):
12,552	CACI International, Inc., Class A*	769,689
29,420	CIBER, Inc.*	197,114
14,323	CSG Systems International, Inc.*	285,601
6,033	Forrester Research, Inc.	231,004
15,869	Heartland Payment Systems, Inc.	278,184
12,173	iGATE Corp.	228,487
7,371	Integral Systems, Inc.*	89,705
7,121	Maximus, Inc.	578,012
4,960	StarTek, Inc.*	24,998
11,501	TeleTech Holdings, Inc.*	222,889
15,847	Wright Express Corp.*	821,508

		3,727,191

Leisure Equipment & Products (1.1%):
5,142	Arctic Cat, Inc.*	79,958
36,696	Brunswick Corp.	933,179
26,656	Callaway Golf Co.	181,794
11,130	JAKKS Pacific, Inc.*	215,366
20,131	Pool Corp.	485,358
8,947	RC2 Corp.*	251,411
7,741	Sturm, Ruger & Co., Inc.	177,811

		2,324,877

See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Life Sciences Tools & Services (0.9%):
29,074	Affymetrix, Inc.*	$151,475
12,611	Cambrex Corp.*	69,360
7,211	Dionex Corp.*	851,259
13,840	Enzo Biochem, Inc.*	57,990
17,791	eResearch Technology, Inc.*	120,445
6,125	Kendle International, Inc.*	65,599
24,193	PAREXEL International Corp.*	602,406

		1,918,534

Machinery (4.1%):
28,305	Actuant Corp., Class A	820,845
11,500	Albany International Corp., Class A	286,350
8,261	Astec Industries, Inc.*	308,053
6,232	Badger Meter, Inc.	256,821
18,586	Barnes Group, Inc.	388,076
20,743	Briggs & Stratton Corp.	469,829
3,800	Cascade Corp.	169,404
7,098	CIRCOR International, Inc.	333,748
20,762	CLARCOR, Inc.	932,837
8,487	Enpro Industries, Inc.*	308,248
10,970	ESCO Technologies, Inc.	418,505
25,657	Federal Signal Corp.	167,027
11,860	John Bean Technologies Corp.	228,068
13,517	Kaydon Corp.	529,731
5,170	Lindsay Corp.	408,533
7,046	Lydall, Inc.*	62,639
15,600	Mueller Industries, Inc.	571,272
18,737	Robbins & Myers, Inc.	861,714
12,792	Toro Co.	847,086
12,100	Watts Water Technologies, Inc., Class A	462,099

		8,830,885

Media (0.8%):
11,211	Arbitron, Inc.	448,776
9,899	DG FastChannel, Inc.*	318,946
12,583	Dolan Co. (The)*	152,758
12,868	E.W. Scripps Co. (The), Class A*	127,393
64,489	Live Nation, Inc.*	644,890

		1,692,763

Metals & Mining (1.0%):
6,905	A.M. Castle & Co.*	130,366
10,466	AMCOL International Corp.	376,567
23,371	Century Aluminum Co.*	436,570
6,145	Kaiser Aluminum Corp.	302,641
8,387	Materion Corp.*	342,190
3,836	Olympic Steel, Inc.	125,859
12,432	RTI International Metals, Inc.*	387,257

		2,101,450

Multi-Utilities (0.6%):
23,650	Avista Corp.	547,024
6,465	CH Energy Group, Inc.	326,741
14,969	NorthWestern Corp.	453,561

		1,327,326

Multiline Retail (0.1%):
16,240	Fred’s, Inc.	216,317
15,409	Tuesday Morning Corp.*	75,504

		291,821

Oil, Gas & Consumable Fuels (2.7%):
5,334	Contango Oil & Gas Co.	337,322
7,532	GeoResources, Inc.*	235,526
15,298	Gulfport Energy Corp.*	553,023
18,219	Holly Corp.	1,106,987
18,790	Penn Virginia Corp.	318,678
9,682	Petroleum Development Corp.*	464,833
22,979	PetroQuest Energy, Inc.*	215,083
20,234	Stone Energy Corp.*	675,209
17,355	Swift Energy Co.*	740,711
28,710	World Fuel Services Corp.	1,165,913

		5,813,285

Paper & Forest Products (1.0%):
15,922	Buckeye Technologies, Inc.	433,556
4,739	Clearwater Paper Corp.*	385,755
4,457	Deltic Timber Corp.	297,906
15,737	KapStone Paper and Packaging Corp.*	270,204
6,186	Neenah Paper, Inc.	135,906
7,117	Schweitzer-Mauduit International, Inc.	360,191
20,220	Wausau Paper Corp.	154,481

		2,037,999

Personal Products (0.2%):
5,522	Medifast, Inc.*	109,060
20,799	Prestige Brands Holdings, Inc.*	239,188

		348,248

Pharmaceuticals (1.1%):
4,275	Hi-Tech Pharmacal Co., Inc.*	86,056
14,830	Par Pharmaceutical Cos., Inc.*	460,916
25,824	Questcor Pharmaceuticals, Inc.*	372,124
23,982	Salix Pharmaceuticals, Inc.*	840,089
32,271	ViroPharma, Inc.*	642,193

		2,401,378

Professional Services (1.0%):
5,428	CDI Corp.	80,280
5,811	Exponent, Inc.*	259,229
7,254	Heidrick & Struggles International, Inc.	201,879
9,270	Insperity, Inc.	281,623
11,715	Kelly Services, Inc., Class A*	254,333
21,374	Navigant Consulting, Inc.*	213,526
15,073	On Assignment, Inc.*	142,591
6,728	School Specialty, Inc.*	96,210
21,060	SFN Group, Inc.*	296,735
18,176	Trueblue, Inc.*	305,175

		2,131,581

Real Estate Investment Trusts (REITs) (7.5%):
16,616	Acadia Realty Trust	314,375
54,155	BioMed Realty Trust, Inc.	1,030,028
19,704	Cedar Shopping Centers, Inc.	118,815
33,351	Colonial Properties Trust	642,007
68,913	DiamondRock Hospitality, Co.	769,758
11,162	EastGroup Properties, Inc.	490,793
19,154	Entertainment Properties Trust	896,790
36,240	Extra Space Storage, Inc.	750,530
29,272	Franklin Street Properties Corp.	411,857
10,318	Getty Realty Corp.	236,076
27,740	Healthcare Realty Trust, Inc.	629,698
15,670	Home Properties, Inc.	923,746
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
31,717	Inland Real Estate Corp.	$302,580
21,603	Kilroy Realty Corp.	838,844
26,052	Kite Realty Group Trust	138,336
31,256	LaSalle Hotel Properties	843,912
52,168	Lexington Corporate Properties Trust	487,771
12,298	LTC Properties, Inc.	348,525
46,043	Medical Properties Trust, Inc.	532,718
14,735	Mid-America Apartment Communities, Inc.	945,987
34,554	National Retail Properties, Inc.	902,896
9,185	Parkway Properties, Inc.	156,145
22,846	Pennsylvania Real Estate Investment Trust	326,012
20,314	Post Properties, Inc.	797,325
7,740	PS Business Parks, Inc.	448,456
4,802	Saul Centers, Inc.	213,929
11,430	Sovran Self Storage, Inc.	452,057
33,515	Tanger Factory Outlet Centers, Inc.	879,434
4,609	Universal Health Realty Income Trust	186,803
9,341	Urstadt Biddle Properties, Inc., Class A	177,666

		16,193,869

Real Estate Management & Development (0.1%):
14,597	Forestar Group, Inc.*	277,635

Road & Rail (0.8%):
10,500	Arkansas Best Corp.	272,160
20,961	Heartland Express, Inc.	368,075
25,555	Knight Transportation, Inc.	491,934
17,286	Old Dominion Freight Line, Inc.*	606,566

		1,738,735

Semiconductors & Semiconductor Equipment (4.9%):
15,977	Advanced Energy Industries, Inc.*	261,224
13,003	ATMI, Inc.*	245,497
26,958	Brooks Automation, Inc.*	370,133
9,602	Cabot Microelectronics Corp.*	501,705
9,115	CEVA, Inc.*	243,644
10,020	Cohu, Inc.	153,907
12,448	Cymer, Inc.*	704,308
14,988	Diodes, Inc.*	510,491
9,802	DSP Group, Inc.*	75,475
18,561	Exar Corp.*	111,737
15,924	FEI Co.*	536,957
10,322	Hittite Microwave Corp.*	658,234
26,746	Kopin Corp.*	122,764
29,548	Kulicke & Soffa Industries, Inc.*	276,274
20,828	Micrel, Inc.	280,762
35,389	Microsemi Corp.*	732,906
21,356	MKS Instruments, Inc.	711,155
14,554	Monolithic Power Systems, Inc.*	206,521
10,439	Pericom Semiconductor Corp.*	108,252
11,870	Power Integrations, Inc.	454,977
13,190	Rudolph Technologies, Inc.*	144,299
11,378	Sigma Designs, Inc.*	147,345
9,486	Standard Microsystems Corp.*	233,925
5,349	Supertex, Inc.*	119,176
21,095	Tessera Technologies, Inc.*	385,195
67,134	TriQuint Semiconductor, Inc.*	866,700
10,379	Ultratech, Inc.*	305,143
16,760	Veeco Instruments, Inc.*	852,078
10,051	Volterra Semiconductor Corp.*	249,566

		10,570,350

Software (3.7%):
18,379	Blackbaud, Inc.	500,644
13,737	Bottomline Technologies, Inc.*	345,348
17,995	Commvault Systems, Inc.*	717,641
15,875	Ebix, Inc.*	375,444
19,132	Epicor Software Corp.*	211,791
12,911	EPIQ Systems, Inc.	185,402
5,527	Interactive Intelligence, Inc.*	213,950
17,399	JDA Software Group, Inc.*	526,494
8,999	Manhattan Associates, Inc.*	294,447
3,384	MicroStrategy, Inc., Class A*	455,080
14,528	NetScout Systems, Inc.*	396,905
27,689	Progress Software Corp.*	805,473
13,895	Radiant Systems, Inc.*	245,942
12,946	Smith Micro Software, Inc.*	121,175
11,543	Sourcefire, Inc.*	317,548
10,377	Synchronoss Technologies, Inc.*	360,601
35,340	Take-Two Interactive Software, Inc.*	543,176
16,850	Taleo Corp., Class A*	600,702
25,288	THQ, Inc.*	115,313
10,282	Tyler Technologies, Inc.*	243,786
16,739	Websense, Inc.*	384,495

		7,961,357

Specialty Retail (3.8%):
9,174	Big 5 Sporting Goods Corp.	109,354
18,192	Brown Shoe Co., Inc.	222,306
10,786	Buckle, Inc. (The)	435,754
16,674	Cabela’s, Inc., Class A*	417,017
12,159	Cato Corp.	297,896
10,748	Children’s Place Retail Stores, Inc.*	535,573
14,692	Christopher & Banks Corp.	95,204
25,254	Coldwater Creek, Inc.*	66,671
22,024	Finish Line, Inc. (The), Class A	437,176
9,736	Genesco, Inc.*	391,387
9,805	Group 1 Automotive, Inc.	419,654
7,787	Haverty Furniture Co., Inc.	103,256
11,536	Hibbett Sports, Inc.*	413,104
18,695	Hot Topic, Inc.	106,562
11,431	Jos. A. Bank Clothiers, Inc.*	581,609
6,587	Kirkland’s, Inc.*	101,703
9,116	Lithia Motors, Inc., Class A	132,911
9,670	Lumber Liquidators Holdings, Inc.*	241,653
9,641	MarineMax, Inc.*	95,060
21,809	Men’s Wearhouse, Inc. (The)	590,152
6,054	Midas, Inc.*	46,434
12,563	Monro Muffler Brake, Inc.	414,328
35,053	OfficeMax, Inc.*	453,586
21,644	Pep Boys — Manny, Moe & Jack	275,095
14,624	Sonic Automotive, Inc.	204,882
15,091	Stage Store, Inc.	290,049
11,108	Stein Mart, Inc.	112,302
10,571	Vitamin Shoppe, Inc.*	357,617
9,662	Zale Corp.*	38,551
8,615	Zumiez, Inc.*	227,695

		8,214,541

Textiles, Apparel & Luxury Goods (2.6%):
23,802	Carter’s, Inc.*	681,451
36,610	Crocs, Inc.*	653,122
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
30,023	Iconix Brand Group, Inc.*	$644,894
11,379	K-Swiss, Inc., Class A*	128,241
39,041	Liz Claiborne, Inc.*	210,431
9,683	Maidenform Brands, Inc.*	276,643
7,254	Movado Group, Inc.*	106,489
5,831	Oxford Industries, Inc.	199,362
5,125	Perry Ellis International, Inc.*	141,040
53,666	Quiksilver Resources, Inc.*	237,204
14,173	Skechers U.S.A., Inc., Class A*	291,114
9,607	Steven Madden, Ltd.*	450,857
10,441	True Religion Apparel, Inc.*	245,050
6,097	UniFirst Corp.	323,202
7,176	Volcom, Inc.	132,971
20,474	Wolverine World Wide, Inc.	763,271

		5,485,342

Thrifts & Mortgage Finance (0.4%):
19,193	Bank Mutual Corp.	81,186
14,681	Brookline Bancorp, Inc.	154,591
11,423	Dime Community Bancshares	168,603
21,237	Provident Financial Services, Inc.	314,308
31,878	TrustCo Bank Corp.	189,037

		907,725

Tobacco (0.1%):
36,493	Alliance One International, Inc.*	146,702

Trading Companies & Distributors (0.4%):
15,571	Applied Industrial Technologies, Inc.	517,891
10,731	Kaman Corp., Class A	377,731
1,765	Lawson Products, Inc.	40,666

		936,288

Water Utilities (0.1%):
7,720	American States Water Co.	276,839

Wireless Telecommunication Services (0.2%):
12,276	NTELOS Holdings Corp.	226,001
9,083	USA Mobility, Inc.	131,613

		357,614

Total Common Stocks (Cost $162,480,626)		212,383,946

Investment Company (1.0%):
2,183,442	Dreyfus Treasury Prime Cash Management, 0.00%(a)	2,183,442

Total Investment Company (Cost $2,183,442)		2,183,442

Total Investment Securities (Cost $164,664,068)(b)—99.9%		214,567,388

Net other assets (liabilities) — 0.1%		276,078

Net Assets — 100.0%		$214,843,466

Percentages indicated are based on net assets as of March 31, 2011.

*	Non-income producing security

(a)	The rate represents the effective yield at March 31, 2011.

(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
Futures Contracts
Cash of $130,000 has been segregated to cover margin requirements for the following open contracts as of March 31, 2011:

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)
Russell 2000 Index Mini Futures	Long	6/17/11	41	$3,360,670	$90,300
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.4%):
Aerospace & Defense (1.1%):
13,360	Cubic Corp.	$768,200
13,360	DigitalGlobe, Inc.*	374,481

		1,142,681

Air Freight & Logistics (1.1%):
8,610	Atlas Air Worldwide Holdings, Inc.*	600,289
54,710	US Airways Group, Inc.*^	476,524

		1,076,813

Auto Components (2.5%):
42,160	Modine Manufacturing Co.*	680,462
32,830	Rush Enterprises, Inc., Class A Shares*	650,034
23,610	Superior Industries International, Inc.^	605,360
12,810	Tenneco, Inc.*^	543,785

		2,479,641

Beverages (0.5%):
4,990	Boston Beer Co., Inc. (The), Class A*	462,174

Biotechnology (3.2%):
38,090	Alkermes, Inc.*	493,266
23,570	Cubist Pharmaceuticals, Inc.*^	594,907
57,390	ImmunoGen, Inc.*^	520,527
27,840	Medivation, Inc.*^	518,938
16,090	Onyx Pharmaceuticals, Inc.*	566,046
83,770	PDL BioPharma, Inc.^	485,866

		3,179,550

Building Products (0.5%):
11,960	Armstrong World Industries, Inc.	553,389

Capital Markets (1.0%):
18,820	Cohen & Steers, Inc.^	558,578
6,780	Stifel Financial Corp.*^	486,736

		1,045,314

Chemicals (3.2%):
14,520	Arch Chemicals, Inc.	603,887
38,230	Ferro Corp.*	634,235
15,750	Koppers Holdings, Inc.^	672,525
13,620	OM Group, Inc.*	497,675
29,800	Solutia, Inc.*^	756,920

		3,165,242

Commercial Banks (1.2%):
53,480	FNB Corp.^	563,679
10,610	Signature Bank*	598,404

		1,162,083

Commercial Services & Supplies (5.1%):
24,790	Brink’s Co. (The)	820,797
21,410	G & K Services, Inc., Class A	711,882
20,670	Geo Group, Inc. (The)*	529,979
27,705	Rollins, Inc.	562,412
64,140	Steelcase, Inc., Class A^	729,913
33,560	Sykes Enterprises, Inc.*	663,481
19,900	Tetra Tech, Inc.*	491,331
8,130	United Stationers, Inc.	577,637

		5,087,432

Communications Equipment (5.0%):
4,620	Acme Packet, Inc.*^	327,835
16,390	ADTRAN, Inc.^	695,919
24,020	Aruba Networks, Inc.*^	812,837
22,140	Blue Coat Systems, Inc.*	623,462
53,480	Emulex Corp.*	570,632
9,640	GeoEye, Inc.*	400,831
14,050	InterDigital, Inc.^	670,326
14,050	NETGEAR, Inc.*^	455,782
12,940	Riverbed Technology, Inc.*	487,191

		5,044,815

Computers & Peripherals (1.6%):
8,540	3D Systems Corp.*	414,617
30,070	STEC, Inc.*^	604,106
37,270	Super Micro Computer, Inc.*	597,811

		1,616,534

Containers & Packaging (0.5%):
7,080	Rock-Tenn Co., Class A^	490,998

Diversified Consumer Services (1.1%):
12,720	Matthews International Corp., Class A	490,356
57,920	Service Corp. International	640,595

		1,130,951

Diversified Financial Services (1.1%):
23,310	PHH Corp.*^	507,459
6,830	Portfolio Recovery Associates, Inc.*	581,438

		1,088,897

Electric Utilities (0.6%):
40,380	PNM Resources, Inc.^	602,470

Electrical Equipment (1.1%):
13,350	Belden CDT, Inc.	501,292
27,690	GrafTech International, Ltd.*	571,245

		1,072,537

Electronic Equipment, Instruments & Components (4.0%):
7,420	Anixter International, Inc.	518,584
24,620	AVX Corp.	367,084
43,750	Brightpoint, Inc.*	474,250
9,230	LittlelFuse, Inc.	527,033
14,420	Park Electrochemical Corp.	465,045
18,430	Rofin-Sinar Technologies, Inc.*	727,985
39,530	Sanmina-SCI Corp.*	443,131
15,250	SYNNEX Corp.*^	499,133

		4,022,245

Energy Equipment & Services (2.0%):
4,620	Dril-Quip, Inc.*	365,119
57,150	ION Geophysical Corp.*^	725,233
62,980	Pioneer Drilling Co.*	869,124

		1,959,476

Food & Staples Retailing (0.6%):
14,520	United Natural Foods, Inc.*^	650,786

Food Products (0.5%):
15,540	Cal-Maine Foods, Inc.^	458,430

Health Care Equipment & Supplies (7.2%):
42,600	Abiomed, Inc.*^	618,978
28,890	Align Technology, Inc.*	591,667
26,900	American Medical Systems Holdings, Inc.*^	582,116
12,220	Analogic Corp.	691,041
20,670	Cyberonics, Inc.*	657,513
33,230	DexCom, Inc.*	515,730
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
27,960	Insulet Corp.*^	$576,535
24,200	Meridian Bioscience, Inc.^	580,558
14,810	Sirona Dental Systems, Inc.*	742,870
15,260	STERIS Corp.	527,080
18,360	Volcano Corp.*^	470,016
14,130	ZOLL Medical Corp.*	633,165

		7,187,269

Health Care Providers & Services (4.8%):
16,410	Amedisys, Inc.*	574,350
11,910	Amerigroup Corp.*^	765,217
13,370	Catalyst Health Solutions, Inc.*	747,784
6,750	Chemed Corp.	449,617
40,290	Emdeon, Inc., Class A*^	649,072
5,330	HMS Holdings Corp.*^	436,261
21,680	PSS World Medical, Inc.*^	588,612
75,730	Select Medical Holdings Corp.*	610,384

		4,821,297

Health Care Technology (1.6%):
8,820	Athenahealth, Inc.*^	398,047
39,630	Omnicell, Inc.*^	603,961
6,970	Quality Systems, Inc.^	580,880

		1,582,888

Hotels, Restaurants & Leisure (1.8%):
25,980	Jack in the Box, Inc.*^	589,226
46,040	Ruby Tuesday, Inc.*	603,585
38,400	Texas Roadhouse, Inc.	652,416

		1,845,227

Household Durables (0.9%):
19,880	Ethan Allen Interiors, Inc.^	435,372
126,400	Standard-Pacific Corp.*^	471,472

		906,844

Insurance (1.1%):
72,540	CNO Financial Group, Inc.*	544,775
27,500	Employers Holdings, Inc.^	568,150

		1,112,925

Internet Software & Services (2.8%):
26,690	DealerTrack Holdings, Inc.*	612,802
17,770	Digital River, Inc.*^	665,131
21,800	Rackspace Hosting, Inc.*^	934,130
38,680	ValueClick, Inc.*	559,313

		2,771,376

IT Services (3.2%):
36,440	Convergys Corp.*^	523,278
22,510	Intralinks Holdings, Inc.*	601,918
19,330	NeuStar, Inc., Class A*	494,461
14,580	VeriFone Systems, Inc.*^	801,171
14,600	Wright Express Corp.*	756,864

		3,177,692

Leisure Equipment & Products (0.7%):
26,480	Brunswick Corp.	673,386

Machinery (6.6%):
23,670	Actuant Corp., Class A^	686,430
22,900	Albany International Corp., Class A	570,210
21,950	Barnes Group, Inc.^	458,316
12,950	CIRCOR International, Inc.	608,909
13,640	Enpro Industries, Inc.*	495,405
12,510	Kaydon Corp.	490,267
118,740	Mueller Water Products, Inc., Class A^	531,955
6,820	Nordson Corp.^	784,709
15,260	Robbins & Myers, Inc.	701,808
19,990	Trinity Industries, Inc.^	733,033
13,820	Watts Water Technologies, Inc., Class A	527,786

		6,588,828

Media (2.1%):
78,180	Belo Corp., Class A*^	688,766
14,040	DG FastChannel, Inc.*^	452,369
43,100	Harte-Hanks, Inc.	512,890
22,980	National CineMedia, Inc.	429,036

		2,083,061

Metals & Mining (1.7%):
17,620	Allied Nevada Gold Corp.*^	625,158
16,600	AMCOL International Corp.	597,268
7,950	Schnitzer Steel Industries, Inc.	516,829

		1,739,255

Multi-Utilities (0.5%):
10,890	CH Energy Group, Inc.	550,381

Multiline Retail (0.6%):
53,460	Saks, Inc.*	604,633

Oil, Gas & Consumable Fuels (5.2%):
8,190	Alliance Resource Partners LP^	666,912
23,170	Brigham Exploration Co.*^	861,461
15,650	Carrizo Oil & Gas, Inc.*	577,955
5,430	Clayton Williams Energy, Inc.*	573,951
16,410	Overseas Shipholding Group, Inc.	527,417
15,237	Penn Virginia Resource Partners LP	422,065
16,220	Rosetta Resources, Inc.*^	771,099
19,850	World Fuel Services Corp.	806,108

		5,206,968

Personal Products (1.0%):
19,190	Elizabeth Arden, Inc.*^	575,892
40,010	Prestige Brands Holdings, Inc.*^	460,115

		1,036,007

Pharmaceuticals (1.6%):
19,590	Medicis Pharmaceutical Corp., Class A^	627,664
14,030	Par Pharmaceutical Cos., Inc.*	436,052
25,020	ViroPharma, Inc.*^	497,898

		1,561,614

Professional Services (1.0%):
17,270	Insperity, Inc.	524,662
26,130	Resources Connection, Inc.	506,661

		1,031,323

Real Estate Investment Trusts (REITs) (0.5%):
7,910	Mid-America Apartment Communities, Inc.	507,822

Road & Rail (1.1%):
6,200	AMERCO*	601,400
9,170	Genesee & Wyoming, Inc., Class A*	533,694

		1,135,094

Semiconductors & Semiconductor Equipment (3.3%):
71,590	Amkor Technology, Inc.*^	482,517
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedules of Portfolio Investments, continued
March 31, 2011
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
42,480	Micrel, Inc.^	$572,630
15,320	Netlogic Microsystems, Inc.*	643,746
25,150	Semtech Corp.*	629,253
15,760	Silicon Laboratories, Inc.*^	680,990
17,160	Spreadtrum Communication, Inc., ADR*^	318,318

		3,327,454

Software (6.5%):
17,790	ACI Worldwide, Inc.*	583,512
20,610	Advent Software, Inc.*	590,889
19,130	Blackbaud, Inc.	521,101
9,950	Concur Technologies, Inc.*^	551,728
32,060	EPIQ Systems, Inc.	460,382
15,930	Jack Henry & Associates, Inc.	539,868
23,470	Parametric Technology Corp.*	527,840
29,270	Solarwinds, Inc.*^	686,674
22,810	SuccessFactors, Inc.*^	891,643
20,490	Synchronoss Technologies, Inc.*	712,027
15,760	TIBCO Software, Inc.*	429,460

		6,495,124

Specialty Retail (2.2%):
27,270	Collective Brands, Inc.*^	588,486
13,190	Group 1 Automotive, Inc.	564,532
106,600	Office Depot, Inc.*	493,558
45,060	Pep Boys — Manny, Moe & Jack^	572,713

		2,219,289

Textiles, Apparel & Luxury Goods (2.5%):
27,950	Ann, Inc.*^	813,624
6,810	Deckers Outdoor Corp.*	586,682
9,610	Phillips-Van Heusen Corp.	624,938
13,500	Wolverine World Wide, Inc.	503,280

		2,528,524

Trading Companies & Distributors (0.4%):
22,370	Interline Brands, Inc.*	456,348

Total Common Stocks (Cost $74,134,003)		98,643,087

Investment Company (1.5%):
1,464,990	Dreyfus Treasury Prime Cash Management, 0.00%(a)	1,464,990

Total Investment Company (Cost $1,464,990)		1,464,990

Short-Term Investment (27.4%):
$27,466,258	Allianz Variable Insurance Products Securities Lending Collateral Trust(b)	27,466,258

Total Short-Term Investment (Cost $27,466,258)		27,466,258

Total Investment Securities (Cost $103,065,251)(c)—127.3%		127,574,335
Net other assets (liabilities) — (27.3)%		(27,369,700)

Net Assets — 100.0%		$100,204,635

Percentages indicated are based on net assets as of March 31, 2011.

ADR	American Depositary Receipt

*	Non-income producing security

^	This security or a partial position of the security was on loan as of March 31, 2011. The total fair value of securities on loan as of March 31, 2011 was $26,743,883.

(a)	The rate represents the effective yield at March 31, 2011.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2011 (See Notes to the Schedules of Portfolio Investments).

(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2011 (Unaudited)
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 29 separate investment portfolios (individually a “Fund”, collectively, the “Funds”), each of which is a series of the Trust, as follows:
■	AZL Allianz AGIC Opportunity Fund

■	AZL BlackRock Capital Appreciation Fund

■	AZL Columbia Mid Cap Value Fund

■	AZL Columbia Small Cap Value Fund

■	AZL Davis NY Venture Fund

■	AZL Dreyfus Equity Growth Fund

■	AZL Eaton Vance Large Cap Value Fund

■	AZL Enhanced Bond Index Fund

■	AZL Franklin Small Cap Value Fund

■	AZL Franklin Templeton Founding Strategy Plus Fund

■	AZL Gateway Fund

■	AZL International Index Fund

■	AZL Invesco Equity and Income Fund (formerly, AZL Van Kampen Equity and Income Fund)

■	AZL Invesco Growth and Income Fund (formerly, AZL Van Kampen Growth and Income Fund)

■	AZL Invesco International Equity Fund

■	AZL JPMorgan International Opportunities Fund (formerly, AZL Morgan Stanley International Equity Fund)

■	AZL JPMorgan U.S. Equity Fund

■	AZL MFS Investors Trust Fund

■	AZL Mid Cap Index Fund

■	AZL Money Market Fund

■	AZL Morgan Stanley Global Real Estate Fund

■	AZL Morgan Stanley Mid Cap Growth Fund

■	AZL NFJ International Value Fund

■	AZL Russell 1000 Growth Index Fund

■	AZL Russell 1000 Value Index Fund

■	AZL S&P 500 Index Fund

■	AZL Schroder Emerging Markets Equity Fund

■	AZL Small Cap Stock Index Fund

■	AZL Turner Quantitative Small Cap Growth Fund
The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. The Funds, with the exception of the AZL Schroder Emerging Markets Equity Fund and AZL S&P 500 Index Fund, offer a single class of shares. The AZL Schroder Emerging Markets Equity Fund and AZL S&P 500 Index Fund each offer Class 1 and Class 2.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2011 (Unaudited)
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of its Schedules of Portfolio Investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.
Security Valuation
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period.
Real Estate Investment Trusts
The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.
Mortgage Dollar Roll Transactions
The AZL Enhanced Bond Index Fund, AZL Franklin Templeton Founding Strategy Plus Fund and AZL Invesco Equity and Income Fund may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, a Fund sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Funds will not be entitled to receive any interest or principal paid on

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2011 (Unaudited)
the securities sold. The Funds are compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Funds may also be compensated by receipt of a commitment fee.
Floating Rate Loans
The Funds may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. A Fund records an investment when the borrower withdraws money and records the interest as earned.
Securities Purchased on a When-Issued Basis
The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or assets determined to be liquid equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.
Short Sales
The Funds may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.
Securities Lending
To generate additional income, each Fund may lend up to 33 1/3% of its portfolio securities pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest of domestic securities on the securities loaned (105% for foreign securities). The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2011 (Unaudited)
Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act.
Derivative Instruments
All open derivative positions at quarter end are reflected on the Funds’ Schedules of Portfolio Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposures related to each instrument type.
Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.
Futures Contracts
The Funds (except for the AZL Money Market Fund and AZL Turner Quantitative Small Cap Growth Fund) may enter into futures contracts. The Funds may enter into futures contracts to manage their exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.
Options Contracts
Writing index call options reduces the Fund’s volatility, provides a steady cash flow and is an important source of the Fund’s return, although it reduces the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2011 (Unaudited)
price. The combination of the diversified stock portfolio, the steady cash flow from the sale of index call options and the downside protection from index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments.
A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk.
Purchased Options Contracts—The Fund pays a premium which is marked to market to reflect the current value of the option. Premiums paid for purchasing put options which expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction.
Written Options Contracts— The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.
The Funds had the following transactions in written call and put options during the period ended March 31, 2011:

	Number of	Premiums
AZL Gateway Fund	Contracts	Received
Options outstanding at December 31, 2010	(128)	$(478,370)
Options written	(390)	(1,253,145)
Options expired	—	—
Options closed	345	1,068,917

Options outstanding at March 31, 2011	(173)	$(662,598)

3. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. Restricted securities are presented within the Funds’ Schedules.
4. Investment Valuation Summary
The valuation techniques employed by the Funds, as described above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield,

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2011 (Unaudited)
quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Investments of the AZL Money Market Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security and are typically categorized as Level 2 in the fair value hierarchy.
Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.
The Funds generally value index options at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. For options where market quotations are not readily available, fair value procedures as described below may be applied.
Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Funds utilize a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.
The following is a summary of the valuation inputs used as of March 31, 2011 in valuing the Funds’ investments based upon three levels defined above:

AZL Allianz AGIC Opportunity Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$223,335,205	$—	$—	$223,335,205
Investment Company	2,003,831	—	—	2,003,831
Short-Term Investment	—	57,178,768	—	57,178,768

Total Investment Securities	$225,339,036	$57,178,768	$—	$282,517,804

AZL BlackRock Capital Appreciation Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$586,080,102	$—	$—	$586,080,102
Investment Company	6,232,555	—	—	6,232,555
Short-Term Investment	—	73,261,490	—	73,261,490

Total Investment Securities	$592,312,657	$73,261,490	$—	$665,574,147

AZL Columbia Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$141,069,887	$—	$—	$141,069,887
Investment Company	5,120,633	—	—	5,120,633
Short-Term Investment	—	17,690,025	—	17,690,025

Total Investment Securities	$146,190,520	$17,690,025	$—	$163,880,545

AZL Columbia Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Construction & Engineering	$4,532,735	$339,615	$—	$4,872,350
All Other Common Stocks+	170,342,516	—	—	170,342,516
Investment Company	1,385,940	—	—	1,385,940
Short-Term Investment	—	36,046,973	—	36,046,973

Total Investment Securities	$176,261,191	$36,386,588	$—	$212,647,779

AZL Davis NY Venture Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Beverages	$12,852,442	$5,665,009	$—	$18,517,451
Capital Markets	23,993,648	5,887,858	—	29,881,506
Food Products	4,329,248	1,230,623	—	5,559,871
Household Durables	—	728,056	—	728,056
Marine	—	4,051,108	—	4,051,108
Metals & Mining	—	4,850,540	—	4,850,540
Oil, Gas & Consumable Fuels	67,338,538	2,483,426	—	69,821,964
Pharmaceuticals	26,887,700	7,172,983	—	34,060,683
Real Estate Management & Development	1,738,558	3,016,550	—	4,755,108
Transportation Infrastructure	481,525	4,666,166	—	5,147,691
All Other Common Stocks+	245,981,537	—	—	245,981,537
Convertible Bond	—	686,250	—	686,250
Investment Company	11,610,589	—	—	11,610,589
Short-Term Investment	—	12,668,412	—	12,668,412

Total Investment Securities	$395,213,785	$53,106,981	$—	$448,320,766

AZL Dreyfus Equity Growth Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$197,743,900	$—	$—	$197,743,900
Investment Company	2,917,261	—	—	2,917,261

Total Investment Securities	$200,661,161	$—	$—	$200,661,161

AZL Eaton Vance Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Food Products	$7,816,260	$7,586,357	$—	$15,402,617
All Other Common Stocks+	468,529,562	—	—	468,529,562
Investment Company	12,015,909	—	—	12,015,909
Short-Term Investment	—	22,796,005	—	22,796,005

Total Investment Securities	$488,361,731	$30,382,362	$—	$518,744,093

AZL Enhanced Bond Index Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Asset Backed Securities	$—	$20,233,755	$—	$20,233,755
Collateralized Mortgage Obligations	—	21,023,252	—	21,023,252
Corporate Bonds	—	35,359,761	—	35,359,761
Municipal Bond	—	122,512	—	122,512
U.S. Government Agency	—	136,343	—	136,343
U.S. Government Agency Mortgages	—	105,225,269	—	105,225,269
U.S. Treasury Obligations	—	68,889,941	—	68,889,941
Yankee Dollars	—	19,498,257	—	19,498,257
Investment Company	36,228,202	—	—	36,228,202

Total Investment Securities	36,228,202	270,489,090	—	306,717,292

Securities Sold Short	—	(8,127,250)	—	(8,127,250)
Other Financial Instruments:*
Futures Contracts	8,423	—	—	8,423
Forward Foreign Currency Contracts	—	7,248	—	7,248

Total Investments	$36,236,625	$262,369,088	$—	$298,605,713

AZL Franklin Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$235,110,655	$—	$—	$235,110,655
Investment Company	8,758,318	—	—	8,758,318
Short-Term Investment	—	65,574,120	—	65,574,120

Total Investment Securities	$243,868,973	$65,574,120	$—	$309,443,093

AZL Franklin Templeton Founding Strategy Plus Fund

	Level 1	Level 2	Level 3		Total
Investment Securities:
Convertible Preferred Stocks:
Oil, Gas & Consumable Fuels	$—	$928,125	$—		$928,125
All Other Convertible Preferred Stocks+	745,327	—	—		745,327
Collaterized Mortgage Obligation	—	465,633	—		465,633
Common Stocks:
Aerospace & Defense	209,944	718,759	—		928,703
Air Freight & Logistics	612,943	463,350	—		1,076,293
Airlines	—	251,961	—		251,961
Auto Components	—	278,822	—		278,822
Automobiles	321,669	1,431,684	—		1,753,353
Beverages	1,515,834	945,909	—		2,461,743
Chemicals	—	694,708	—		694,708
Commercial Banks	3,208,105	3,676,844	—		6,884,949
Commercial Services & Supplies	—	306,104	—		306,104
Communications Equipment	1,811,824	233,625	—		2,045,449
Construction Materials	—	524,542	—		524,542
Diversified Financial Services	2,942,457	1,683,600	59,453		4,685,510
Diversified Telecommunication Services	1,339,308	2,724,973	—		4,064,281
Electric Utilities	3,554,061	998,036	—	#	4,552,097
Electrical Equipment	—	788,878	—		788,878
Food & Staples Retailing	3,147,267	683,261	—		3,830,528
Food Products	1,650,244	1,210,530	—		2,860,774
Hotels, Restaurants & Leisure	—	266,018	—		266,018
Household Durables	374,727	120,031	—		494,758
Industrial Conglomerates	1,551,565	1,640,995	—		3,192,560
Insurance	2,341,059	1,970,189	—		4,311,248
Life Sciences Tools & Services	—	234,655	—		234,655
Marine	41,500	696,165	—		737,665
Media	5,659,110	1,683,145	—		7,342,255
Metals & Mining	678,634	1,301,085	—		1,979,719
Multiline Retail	499,100	124,074	—		623,174
Oil, Gas & Consumable Fuels	7,323,297	2,862,150	—		10,185,447
Pharmaceuticals	7,451,568	3,030,264	—		10,481,832
Professional Services	—	409,672	—		409,672
Real Estate Investment Trusts (REITs)	153,013	125,942	—		278,955
Real Estate Management & Development	74,768	581,838	—		656,606
Road & Rail	—	142,906	—		142,906
Semiconductors & Semiconductor Equipment	1,208,354	1,289,234	—		2,497,588
Software	3,722,200	610,366	—		4,332,566
Specialty Retail	344,531	607,796	—		952,327
Tobacco	2,369,501	2,543,659	—		4,913,160
Trading Companies & Distributors	137,207	211,382	—		348,589
All Other Common Stocks+	25,387,303	—	—		25,387,303
Convertible Bonds	—	884,381	—		884,381
Corporate Bonds	—	23,338,636	—		23,338,636
Floating Rate Loans	—	1,716,118	—		1,716,118
Foreign Bonds	—	40,149,598	—		40,149,598
Preferred Stocks:
Insurance	169,700	—	—		169,700
Metals & Mining	236,751	—	—		236,751
Oil, Gas & Consumable Fuels	—	137,901	—		137,901
Real Estate Investment Trusts (REITs)	120,083	67,500	—		187,583
Municipal Bonds	—	465,523	—		465,523
Yankee Dollars	—	8,035,966	—		8,035,966
U.S. Government Agency	—	9,170,000	—		9,170,000
Investment Company	11,754,729	—	—		11,754,729

Total Investment Securities	92,657,683	123,426,533	59,453		216,143,669

Other Financial Instruments:*
Forward Foreign Currency Contracts	—	(496,311)	—		(496,311)

Total Investments	$92,657,683	$122,930,222	$59,453		$215,647,358

AZL Gateway Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$23,340,047	$—	$—	$23,340,047
Purchased Options	110,418	—	—	110,418
Investment Company	1,555,141	—	—	1,555,141

Total Investment Securities	$25,005,606	$—	$—	$25,005,606

Written Options	(808,495)	—	—	(808,495)

Total Investments	$24,197,111	$—	$—	$24,197,111

AZL International Index Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Aerospace & Defense	$602,776	$1,759,606	$—	$2,362,382
Air Freight & Logistics	195,455	1,021,214	—	1,216,669
Airlines	122,422	710,470	—	832,892
Auto Components	909,108	1,719,785	—	2,628,893
Automobiles	1,579,378	11,124,183	—	12,703,561
Beverages	598,664	6,406,147	—	7,004,811
Building Products	931,223	1,430,537	—	2,361,760
Capital Markets	1,003,734	4,088,647	—	5,092,381
Chemicals	2,161,021	10,973,041	—	13,134,062
Commercial Banks	6,483,376	40,902,029	—	47,385,405
Commercial Services & Supplies	361,255	1,499,801	—	1,861,056
Computers & Peripherals	1,166,547	166,190	—	1,332,737
Construction & Engineering	248,112	2,735,159	—	2,983,271
Consumer Finance	434,508	—	—	434,508
Containers & Packaging	77,090	458,574	—	535,664
Diversified Consumer Services	94,174	178,288	—	272,462
Diversified Financial Services	72,587	8,144,004	—	8,216,591
Electrical Utilities	1,756,565	9,730,939	—	11,487,504
Electrical Equipment	574,306	5,073,810	—	5,648,116
Electrical Equipment, Instruments & Components	3,091,895	1,403,920	—	4,495,815
Food & Staples Retailing	1,248,456	6,913,270	—	8,161,726
Food Products	477,679	12,217,926	—	12,695,605
Health Care Equipment & Supplies	528,503	2,171,243	—	2,699,746
Health Care Providers & Services	136,926	715,166	—	852,092
Hotels, Restaurants & Leisure	127,176	3,305,061	—	3,432,237
Household Durables	1,324,278	1,843,681	—	3,167,959
Household Products	436,658	1,748,651	—	2,185,309
Independent Power Producers & Energy Traders	117,071	362,323	—	479,394
Industrial Conglomerates	175,469	6,818,100	—	6,993,569
Insurance	1,638,743	14,190,312	—	15,829,055
Internet & Catalog Retail	184,693	214,035	—	398,728
Internet Software & Services	218,498	71,079	—	289,577
IT Services	229,573	646,398	—	875,971
Leisure Equipment & Products	479,221	163,003	—	642,224
Machinery	1,103,585	9,514,723	—	10,618,308
Marine	657,269	1,754,754	—	2,412,023
Media	62,703	5,751,499	—	5,814,202
Metals & Mining	2,017,114	22,946,505	—	24,963,619
Multiline Retail	411,160	803,387	—	1,214,547
Office Electronics	2,096,056	88,959	—	2,185,015
Oil, Gas & Consumable Fuels	5,294,286	22,533,511	—	27,827,797
Paper & Forest Products	128,247	707,316	—	835,563
Personal Products	188,745	1,104,089	—	1,292,834
Pharmaceuticals	5,894,209	18,691,690	—	24,585,899
Real Estate Investment Trusts (REITs)	143,911	4,979,758	—	5,123,669

	Level 1	Level 2	Level 3	Total
Real Estate Management & Development	1,127,225	5,402,091	—	6,529,316
Road & Rail	964,153	2,102,391	—	3,066,544
Semiconductors & Semiconductor Equipment	575,899	1,924,409	—	2,500,308
Software	864,646	2,586,422	—	3,451,068
Specialty Retail	367,678	2,430,523	—	2,798,201
Textiles, Apparel & Luxury Goods	105,676	4,188,368	—	4,294,044
Trading Companies	3,765,393	811,307	—	4,576,700
Transportation Infrastructure	113,131	1,401,392	—	1,514,523
Wireless Telecommunication Services	4,792,225	3,025,158	—	7,817,383
All Other Common Stocks+	—	34,842,251	—	34,842,251
Preferred Stock	—	76,819		76,819
Right	24,585	—	—	24,585
Investment Company	3,752,381	—	—	3,752,381

Total Investment Securities	64,237,417	308,573,914	—	372,811,331

Other Financial Instruments:*
Futures Contracts	386,862	—	—	386,862

Total Investments	$64,624,279	$308,573,914	$—	$373,198,193

AZL Invesco Equity and Income Fund (formerly AZL Van Kampen Equity and Income Fund)

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$261,545,564	$—	$—	$261,545,564
Convertible Bonds	—	55,839,594	—	55,839,594
Corporate Bonds	—	16,913,994	—	16,913,994
Preferred Stocks:
Commercial Banks	—	1,529,199	—	1,529,199
Diversified Financial Services	—	191,669	—	191,669
Health Care Providers & Services	—	1,819,342	—	1,819,342
Multi-Utilities	—	763,555	—	763,555
Road & Rail	—	688,083	—	688,083
All Other Preferred Stocks+	3,011,810	—	—	3,011,810
U.S. Government Agency Mortgages	—	2,140,273	—	2,140,273
U.S. Treasury Obligations	—	27,788,052	—	27,788,052
Yankee Dollars	—	5,410,442	—	5,410,442
Municipal Bonds	—	80,294	—	80,294
Investment Company	28,826,984	—	—	28,826,984
Short-Term Investment	—	41,871,621	—	41,871,621

Total Investment Securities	$293,384,358	$155,036,118	$—	$448,420,476

AZL Invesco Growth and Income Fund (formerly AZL Van Kampen Growth and Income Fund)

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$270,495,108	$—	$—	$270,495,108
Investment Company	10,719,918	—	—	10,719,918
Short-Term Investment	—	13,262,073	—	13,262,073

Total Investment Securities	$281,215,026	$13,262,073	$—	$294,477,099

AZL Invesco International Equity Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Auto Components	$4,473,882	$12,605,341	$—	$17,079,223
Beverages	4,806,650	8,873,220	—	13,679,870
Biotechnology	50,480	5,450,016	—	5,500,496
Chemicals	3,725,767	6,394,876		10,120,643
Commercial Banks	9,669,396	31,800,420	—	41,469,816
Diversified Telecommunication Services	2,407,022	5,897,308	—	8,304,330
Electronic Equipment	10,380,952	9,502,546	—	19,883,498
Insurance	4,343,395	4,094,953	—	8,438,348
Media	5,435,554	22,586,331	—	28,021,885
Multiline Retail	5,019,267	—	—	5,019,267
Office Electronics	5,504,437	—	—	5,504,437
Oil, Gas & Consumable Fuels	30,136,621	29,396,817	—	59,533,438
Pharmaceuticals	9,981,171	41,911,856	—	51,893,027
Road & Rail	2,908,490	—	—	2,908,490
Semiconductors & Semiconductor Equipment	7,509,871	—	—	7,509,871
Wireless Telecommunication Services	18,805,465	3,144,558	—	21,950,023
All Other Common Stocks+	—	237,735,555	—	237,735,555
Investment Company	25,931,417	—	—	25,931,417
Short-Term Investment	—	42,498,386	—	42,498,386

Total Investment Securities	151,089,837	461,892,183	—	612,982,020

Other Financial Instruments:*
Forward Foreign Currency Contracts	—	(493)	—	(493)

Total Investments	$151,089,837	$461,891,690	$—	$612,981,527

AZL JPMorgan International Opportunities Fund (formerly AZL Morgan Stanley International Equity Fund)

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Auto Components	$4,425,974	$—	$—	$4,425,974
Beverages	4,798,842	—	—	4,798,842
Commercial Banks	8,062,141	21,913,002	—	29,975,143
Electric Utilities	5,080,165	1,502,246	—	6,582,411
Electronic Equipment, Instruments & Components	7,600,267	8,473,350	—	16,073,617
Food & Staples Retailing	4,373,344	—	—	4,373,344
Household Products	2,335,498	10,155,578	—	12,491,076
Insurance	4,422,375	21,416,451	—	25,838,826
Marine	1,979,838	—	—	1,979,838
Media	1,350,303	—	—	1,350,303
Metals & Mining	73,233	8,537,962	—	8,611,195
Oil, Gas & Consumable Fuels	7,135,402	20,221,983	—	27,357,385
Real Estate Management & Development	4,212,879	—	—	4,212,879
Semiconductors & Semiconductor Equipment	4,769,150	—	—	4,769,150
Trading Companies & Distributors	6,622,132	6,820,590	—	13,442,722
Wireless Telecommunication Services	4,743,381	2,318,754	—	7,062,135
All Other Common Stocks+	—	148,584,158	—	148,584,158
Investment Company	8,075,588	—	—	8,075,588
Short-Term Investment	—	12,491,921	—	12,491,921

Total Investment Securities	$80,060,512	$262,435,995	$—	$342,496,507

AZL JPMorgan U.S. Equity Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$332,324,847	$—	$—	$332,324,847
U.S. Treasury Obligation	—	471,157	—	471,157
Investment Company	4,259,252	—	—	4,259,252

Total Investment Securities	336,584,099	471,157	—	337,055,256

Other Financial Instruments:*
Futures Contracts	47,906	—	—	47,906

Total Investments	$336,632,005	$471,157	$—	$337,103,162

AZL MFS Investors Trust Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Automobiles	$—	$2,574,380	$—	$2,574,380
Beverages	3,703,833	6,793,663	—	10,497,496
Chemicals	6,380,197	4,800,448	—	11,180,645
Food Products	2,325,165	1,662,891	—	3,988,056
Hotels, Restaurants & Leisure	1,084,391	665,840	—	1,750,231
Household Products	9,433,568	4,135,904	—	13,569,472
Semiconductors & Semiconductor Equipment	5,135,907	1,269,515	—	6,405,422
Specialty Retail	1,651,698	5,999,153	—	7,650,851
Textiles, Apparel & Luxury Goods	3,192,118	1,718,688		4,910,806
All Other Common Stocks+	255,082,430	—	—	255,082,430
Investment Company	3,399,006	—	—	3,399,006
Short-Term Investment	—	9,038,143	—	9,038,143

Total Investment Securities	$291,388,313	$36,084,245	$—	$327,472,558

AZL Mid Cap Index Fund

	Level 1	Level 2		Level 3	Total
Investment Securities:
Common Stocks:
Textiles, Apparel & Luxury Goods	$—	$—	#	$—	$—
All Other Common Stocks+	185,930,654	—		—	185,930,654
Investment Company	4,649,373	—		—	4,649,373

Total Investment Securities	190,580,027	—		—	190,580,027

Other Financial Instruments:*
Futures Contracts	114,995	—		—	114,995

Total Investments	$190,695,022	$—		$—	$190,695,022

AZL Money Market Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Certificates of Deposit	$—	$273,725,257	$—	$273,725,257
Commercial Paper	—	261,850,324	—	261,850,324
Corporate Bond	—	6,635,000	—	6,635,000
Municipal Bonds	—	125,580,000	—	125,580,000
U.S. Government Agency Mortgages	—	98,970,647	—	98,970,647
U.S. Treasury Obligations	—	78,388,915	—	78,388,915
Investment Company	53,245	—	—	53,245
Short-Term Investment	—	4,080,000	—	4,080,000

Total Investment Securities	$53,245	$849,230,143	$—	$849,283,388

AZL Morgan Stanley Global Real Estate Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Diversified Real Estate Activities	$10,041,572	$32,775,893	$—	$42,817,465
Diversified REITs	6,415,562	11,445,244	—	17,860,806
Industrial REITs	2,037,933	1,100,669	—	3,138,602
Office REITs	7,428,124	5,542,202	—	12,970,326
Real Estate Investment Trusts (REITs)	390,932	2,484,688	—	2,875,620
Real Estate Management & Development	—	11,563,583	—	11,563,583
Real Estate Operating Companies	8,695,084	15,681,337	—	24,376,421
Retail REITs	16,828,756	19,969,452	—	36,798,208
Specialized REITs	16,042,024	640,848	—	16,682,872
Investment Company	3,536,766	—	—	3,536,766
All Other Common Stocks+	20,531,565	—	—	20,531,565
Short-Term Investment	—	10,889,703	—	10,889,703

Total Investment Securities	91,948,318	112,093,619	—	204,041,937

Other Financial Instruments:*
Forward Foreign Currency Contracts	—	(24)	—	(24)

Total Investments	$91,948,318	$112,093,595	$—	$204,041,913

AZL Morgan Stanley Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Hotels, Restaurants & Leisure	$27,413,614	$17,691,732	$—	$45,105,346
Internet & Catalog Retail	27,618,615	—	3,356,374	30,974,989
Internet Software & Services	9,533,216	8,764,474	—	18,297,690
Machinery	—	9,273,471	—	9,273,471
Media	11,153,671	8,280,625	—	19,434,296
Metals and Mining	10,670,956	3,986,643	—	14,657,599
Professional Services	16,573,377	10,479,933	—	27,053,310
All Other Common Stocks+	316,579,750	—	—	316,579,750
Preferred Stock	—	2,275,630	—	2,275,630
Private Placement	—	—	2,046,081	2,046,081
Investment Company	6,286,283	—	—	6,286,283
Short-Term Investment	—	142,333,601	—	142,333,601

Total Investment Securities	$425,829,482	$203,086,109	$5,402,455	$634,318,046

AZL NFJ International Value Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Airlines	$—	$3,441,117	$—	$3,441,117
Capital Markets	—	3,162,675	—	3,162,675
Oil, Gas & Consumable Fuels	22,326,565	1,600,468	—	23,927,033
Real Estate Management & Development	—	1,735,775	—	1,735,775
Wireless Telecommunication Services	3,146,913	1,780,275	—	4,927,188
All Other Common Stocks+	130,520,616	—	—	130,520,616
Investment Company	9,439,588	—	—	9,439,588
Short-Term Investment	—	27,928,416	—	27,928,416

Total Investment Securities	$165,433,682	$39,648,726	$—	$205,082,408

AZL Russell 1000 Growth Index Fund

	Level 1	Level 2		Level 3	Total
Investment Securities:
Common Stocks:
Oil, Gas & Consumable Fuels	$—	$—	#	$—	$—
Textiles, Apparel & Luxury Goods	—	—	#	—	—
All Other Common Stocks+	104,922,105	—		—	104,922,105
Exchange Traded Fund	1,021,917	—		—	1,021,917
Investment Company	4,992,971	—		—	4,992,971

Total Investment Securities	110,936,993	—		—	110,936,993

Other Financial Instruments:*
Futures Contracts	51,551	—			51,551

Total Investments	$110,988,544	$—		$—	$110,988,544

AZL Russell 1000 Value Index Fund

	Level 1	Level 2		Level 3	Total
Investment Securities:
Common Stocks:
Oil, Gas & Consumable Fuels	$—	$—	#	$—	$—
All Other Common Stocks+	175,692,700	—		—	175,692,700
Exchange Traded Fund	1,120,637	—		—	1,120,637
Investment Company	8,888,174	—		—	8,888,174

Total Investment Securities	185,701,511	—		—	185,701,511

Other Financial Instruments:*
Futures Contracts	79,382	—		—	79,382

Total Investments	$185,780,893	$—		$—	$185,780,893

AZL S&P 500 Index Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$666,127,772	$—	$—	$666,127,772
Investment Company	12,188,990	—	—	12,188,990

Total Investment Securities	678,316,762	—	—	678,316,762

Other Financial Instruments:*
Futures Contracts	250,985	—	—	250,985

Total Investments	$678,567,747	$—	$—	$678,567,747

AZL Schroder Emerging Markets Equity Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Commercial Banks	$23,054,247	$65,223,290	$—	$88,277,537
Construction & Engineering	1,874,758	2,580,502	—	4,455,260
Construction Materials	677,965	5,973,005	—	6,650,970
Diversified Telecommunication Services	2,090,213	4,016,163	—	6,106,376
Electric Utilities	3,522,586	1,625,359	—	5,147,945
Electronic Equipment, Instruments & Components	366,728	7,011,607	—	7,378,335
Food & Staples Retailing	2,922,477	1,667,463	—	4,589,940
Household Durables	2,097,097	—	—	2,097,097
Machinery	1,084,356	3,348,567	—	4,432,923
Metals & Mining	12,706,700	18,185,529	—	30,892,229
Multiline Retail	1,999,385	4,882,810	—	6,882,195
Oil, Gas & Consumable Fuels	38,653,902	50,666,555	—	89,320,457
Real Estate Management & Development	3,020,483	3,322,686	—	6,343,169
Transportation Infrastructure	3,299,831	5,193,818	—	8,493,649
Wireless Telecommunication Services	4,801,566	17,332,407	—	22,133,973
All Other Common Stocks+	—	110,011,777	—	110,011,777
Preferred Stocks	9,499,311	—	—	9,499,311
Warrants	305,183	2,636,280	—	2,941,463
Investment Company	6,594,924	—	—	6,594,924
Short Term Investment	—	9,022,548	—	9,022,548

Total Investment Securities	$118,571,712	$312,700,366	$—	$431,272,078

AZL Small Cap Stock Index Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	212,383,946	—	—	212,383,946
Investment Company	2,183,442	—	—	2,183,442

Total Investment Securities	214,567,388	—	—	214,567,388

Other Financial Instruments:*
Futures Contracts	90,300	—	—	90,300

Total Investments	214,657,688	—	—	214,657,688

AZL Turner Quantitative Small Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	98,643,087	—	—	98,643,087
Investment Company	1,464,990	—	—	1,464,990
Short Term Investment	—	27,466,258	—	27,466,258

Total Investment Securities	100,108,077	27,466,258	—	127,574,335

The following is a reconciliation of Level 3 investments based on the inputs used to determine fair value:
AZL Franklin Templeton Founding Strategy Plus Fund

			Change in
	Balance as of	Net Realized	unrealized		Transfers
	December 31,	gains/	appreciation/		in/(out) of	Balance as of
	2010	(losses)	(depreciation)	Settlements	Level 3	March 31, 2011
Investment Securities:
Common Stocks:
Diversified Financial Services	$81,086	$—	$2,567	$—	$(24,200)	$59,453
Electric Utilities	53,349	—	(12,659)	(40,690)	—	—

Total Investment Securities	$134,435	$—	$(10,092)	$(40,690)	$(24,200)	$59,453

The net change in annualized appreciation/(depreciation) attributable to Level 3 investments held as of March 31, 2011 is $2,567.

AZL Morgan Stanley Mid Cap Growth Fund

			Change in
	Balance as of	Net Realized	unrealized		Transfers
	December 31,	gains/	appreciation/	Net	in/(out) of	Balance as of
	2010	(losses)	(depreciation)	purchases/(sales)	Level 3	March 31, 2011
Investment Securities:
Common Stocks:
Internet & Catalog Retail	$3,356,374	$—	$—	$—	$—	$3,356,374
Private Placement:
Transportation Infrastructure	2,046,081	—	—	—	—	2,046,081

Total Investment Securities	$5,402,455	$—	$—	$—	$—	$5,402,455

*	Other financial instruments would include any derivative instruments, such as futures and forwards. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

#	Applicable securities fair valued at $0 as of March 31, 2011.
As of March 31, 2011, the AZL Franklin Founding Strategy Plus Fund held securities that were fair valued and represented 0.03% of the net assets of the Fund. The inputs used to value Canary Wharf Group plc common stock included a discount applied to the closing price of a similar security that held a majority of the Company’s shares. The Prime ATET&D Holdings No. 1 Pty Limited common stock was valued at $0.
As of March 31, 2011, the AZL Morgan Stanley Mid Cap Growth Fund held securities that were valued in good faith pursuant to procedures approved by the Board of Trustees and represented 1.76% of the net assets of the Fund. The Better Place LLC private placement and the Groupon, Inc. common stock were valued at original cost.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2011 (Unaudited)
The Funds recognize significant transfers between fair value hierarchy levels of the reporting end. There were no significant transfers between Levels 1, 2 and 3 as of March 31, 2011.
5. Federal Tax Information
At March 31, 2011, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
AZL Allianz AGIC Opportunity Fund	$247,441,979	$39,550,368	$(4,474,543)	$35,075,825
AZL BlackRock Capital Appreciation Fund	513,804,500	153,617,889	(1,848,242)	151,769,647
AZL Columbia Mid Cap Value Fund	129,245,242	35,161,245	(525,942)	34,635,303
AZL Columbia Small Cap Value Fund	182,017,453	33,412,830	(2,782,504)	30,630,326
AZL Davis NY Venture Fund	305,142,160	143,462,546	(283,940)	143,178,606
AZL Dreyfus Equity Growth Fund	150,411,100	51,224,899	(974,838)	50,250,061
AZL Eaton Vance Large Cap Value Fund	464,531,219	62,200,751	(7,987,877)	54,212,874
AZL Enhanced Bond Index Fund	306,323,093	1,728,112	(1,333,913)	394,199
AZL Franklin Small Cap Value Fund	243,875,017	74,030,330	(8,462,254)	65,568,076
AZL Franklin Templeton Founding Strategy Plus Fund	201,820,154	14,728,673	(405,158)	14,323,515
AZL Gateway Fund	23,055,578	2,483,730	(644,120)	1,839,610
AZL International Index Fund	323,962,074	56,437,751	(7,588,494)	48,849,257
AZL Invesco Equity and Income Fund	391,895,248	58,708,500	(2,183,272)	56,525,228
AZL Invesco Growth and Income Fund	245,942,879	51,058,292	(2,524,072)	48,534,220
AZL Invesco International Equity Fund	515,460,573	101,288,190	(3,766,743)	97,521,447
AZL JPMorgan International Opportunities Fund	311,043,854	36,631,291	(5,178,638)	31,452,653
AZL JPMorgan U.S. Equity Fund	279,141,025	60,020,813	(2,106,582)	57,914,231
AZL MFS Investors Trust Fund	273,093,357	61,460,685	(4,507,104)	56,953,581
AZL Mid Cap Index Fund	152,775,787	39,554,478	(1,750,238)	37,804,240
AZL Morgan Stanley Global Real Estate Fund	177,227,168	29,089,588	(2,274,819)	26,814,769
AZL Morgan Stanley Mid Cap Growth Fund	496,531,263	144,596,455	(6,809,672)	137,786,783
AZL NFJ International Value Fund	176,401,957	30,527,467	(1,847,016)	28,680,451
AZL Russell 1000 Growth Index Fund	95,358,448	18,144,186	(2,565,641)	15,578,545
AZL Russell 1000 Value Index Fund	166,289,271	22,139,150	(2,726,910)	19,412,240
AZL S&P 500 Index Fund	531,009,896	150,827,192	(3,520,326)	147,306,866
AZL Schroder Emerging Markets Equity Fund	332,318,555	103,366,911	(4,413,388)	98,953,523
AZL Small Cap Stock Index Fund	174,730,991	45,064,407	(5,228,010)	39,836,397
AZL Turner Quantitative Small Cap Growth Fund	103,137,902	25,010,676	(574,243)	24,436,433
6. Subsequent Events
Effective on or about May, 1, 2011, the AZL Van Kampen Equity and Income Fund, the AZL Van Kampen Growth and Income Fund and the AZL Davis NY Venture Fund changed their names to the AZL Invesco Equity and Income Fund, the AZL Invesco Growth and Income Fund, and the AZL Davis New York Venture Fund, respectively. Also effective on or about May 1, 2011, J.P. Morgan Investment Management, Inc. will replace Morgan Stanley Investment Management Inc. as the subadviser to the AZL Morgan Stanley International Equity Fund and the fund will change its name to the AZL JPMorgan International Opportunities Fund.

Item 2. Controls and Procedures.
(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Allianz Variable Insurance Products Trust

By (Signature and Title)	/s/ Brian Muench Brian Muench, President
Date May 20, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench Brian Muench, President
Date May 20, 2011

By (Signature and Title)	/s/ Ty Edwards Ty Edwards, Treasurer
Date May 20, 2011